UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA	95113
(Address of principal executive offices)	(Zip Code)

Christopher Stanley
Chief Legal Officer
SA Funds - Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
100 Huntington Ave., Tower 2, 3rd Floor	Four Embarcadero Center, Suite 1200
Boston, Massachusetts 02116	San Francisco, CA 94111

Registrant’s telephone number, including area code:	(800) 366-7266

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2015

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2015 (UNAUDITED)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 98.8%
Australia — 2.8%
National Australia Bank Ltd., 1.300%, 7/25/16	USD	$5,000,000	$5,035,690
National Australia Bank Ltd., 2.750%, 3/09/17	USD	1,000,000	1,033,199
National Australia Bank Ltd., 3.000%, 7/27/16	USD	7,150,000	7,359,796
Westpac Banking Corp., 1.050%, 11/25/16	USD	3,530,000	3,543,555
			16,972,240
Austria — 0.8%
Oesterreichische Kontrollbank AG, 0.750%, 12/15/16	USD	4,500,000	4,509,378
Canada — 2.5%
Bank of Nova Scotia (The), 1.100%, 12/13/16	USD	2,248,000	2,256,814
Bank of Nova Scotia (The), 1.375%, 7/15/16	USD	1,000,000	1,008,881
Canada Government International Bond, 0.875%, 2/14/17	USD	2,000,000	2,011,050
Province of Quebec Canada, 5.125%, 11/14/16	USD	900,000	963,999
Royal Bank of Canada, 1.200%, 1/23/17	USD	5,500,000	5,535,811
Toronto-Dominion Bank (The), 1.500%, 9/09/16	USD	3,000,000	3,031,731
Toronto-Dominion Bank (The), 2.500%, 7/14/16	USD	300,000	306,943
			15,115,229
France — 0.2%
BNP Paribas SA, 1.250%, 12/12/16	USD	1,443,000	1,449,167
Germany — 2.0%
FMS Wertmanagement AoeR, 0.625%, 1/30/17	USD	1,000,000	999,638
KFW, 0.750%, 3/17/17	USD	8,000,000	8,011,640
KFW, 1.250%, 2/15/17	USD	2,949,000	2,981,365
			11,992,643
Supranational — 4.2%
Asian Development Bank, 1.125%, 3/15/17	USD	735,000	741,089
European Bank for Reconstruction & Development, 1.000%, 2/16/17	USD	1,964,000	1,980,229
European Bank for Reconstruction & Development, 1.375%, 10/20/16	USD	2,000,000	2,027,136
European Investment Bank, 1.125%, 12/15/16	USD	3,700,000	3,734,987
European Investment Bank, 1.750%, 3/15/17	USD	9,700,000	9,903,972
European Investment Bank, 4.875%, 1/17/17	USD	4,000,000	4,299,056
International Bank for Reconstruction & Development, 0.625%, 10/14/16	USD	2,500,000	2,500,320
			25,186,789
Sweden — 1.9%
Nordea Bank AB, 3.125%, 3/20/17	USD	10,000,000	10,374,230
Svensk Exportkredit AB, 5.125%, 3/01/17	USD	1,000,000	1,082,602
			11,456,832
United States — 84.4%
Allergan, Inc., 5.750%, 4/01/16		1,000,000	1,046,974
American Express Credit Corp. MTN, 2.800%, 9/19/16		4,827,000	4,964,444
American International Group, Inc., 5.600%, 10/18/16		726,000	774,222
Amgen, Inc., 2.300%, 6/15/16		2,000,000	2,030,612
Amgen, Inc., 2.500%, 11/15/16		3,000,000	3,072,525
Anadarko Petroleum Corp., 5.950%, 9/15/16		2,200,000	2,347,750
Aon Corp., 3.125%, 5/27/16		3,000,000	3,077,421
Applied Materials, Inc., 2.650%, 6/15/16		1,000,000	1,021,296
AT&T, Inc., 2.400%, 8/15/16		3,616,000	3,681,196
AT&T, Inc., 2.950%, 5/15/16		2,000,000	2,044,342
Bank of America Corp., 3.750%, 7/12/16		2,000,000	2,062,142
Bank of America Corp., 5.625%, 10/14/16		1,200,000	1,278,083
Bank of America Corp. MTN, 3.625%, 3/17/16		2,000,000	2,049,214
Baxter International, Inc., 0.950%, 6/01/16		2,000,000	2,003,818
Baxter International, Inc., 1.850%, 1/15/17		1,015,000	1,028,984
Baxter International, Inc., 5.900%, 9/01/16		1,500,000	1,602,024
Becton Dickinson & Co., 1.750%, 11/08/16		1,500,000	1,516,993
Berkshire Hathaway, Inc., 1.900%, 1/31/17		2,000,000	2,040,618
Boston Scientific Corp., 6.400%, 6/15/16		4,000,000	4,238,676
Cigna Corp., 2.750%, 11/15/16		4,180,000	4,309,279
Citigroup, Inc., 1.300%, 4/01/16		2,000,000	2,007,482
Citigroup, Inc., 1.300%, 11/15/16		1,000,000	1,001,997
Citigroup, Inc., 4.450%, 1/10/17		1,000,000	1,054,398
CNA Financial Corp., 6.500%,8/15/16		3,850,000	4,125,752
Coca-Cola Enterprises, Inc., 2.000%, 8/19/16		1,200,000	1,219,798
Comcast Corp., 6.500%, 1/15/17		600,000	658,305
Dominion Resources, Inc., 1.950%, 8/15/16		2,492,000	2,522,437
Ecolab, Inc., 3.000%, 12/08/16		1,200,000	1,237,784
Express Scripts Holding Co., 3.125%, 5/15/16		2,000,000	2,049,220
Federal Home Loan Banks, 0.875%, 3/10/17		42,800,000	43,026,926
Federal Home Loan Banks, 1.625%, 12/09/16		11,500,000	11,700,226
Federal Home Loan Mortgage Corp., 0.875%, 2/22/17		17,500,000	17,589,915
Federal Home Loan Mortgage Corp., 1.000%, 3/08/17		24,000,000	24,174,912
Federal Home Loan Mortgage Corp., 5.000%, 2/16/17		3,000,000	3,244,080

See notes to financial statements.

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Federal National Mortgage Association, 0.750%, 3/14/17	$16,000,000	$16,039,040
Federal National Mortgage Association, 1.250%, 1/30/17	10,000,000	10,116,470
Federal National Mortgage Association, 5.250%, 9/15/16	2,700,000	2,886,319
Ford Motor Credit Co. LLC, 1.700%, 5/09/16	1,910,000	1,919,405
Ford Motor Credit Co. LLC, 3.984%, 6/15/16	2,000,000	2,062,660
General Electric Capital Corp., 2.900%, 1/09/17	4,400,000	4,561,744
General Mills, Inc., 5.700%, 2/15/17	1,572,000	1,704,567
Goldman Sachs Group, Inc. (The), 3.625%, 2/07/16	2,000,000	2,043,216
Goldman Sachs Group, Inc. (The), 5.750%, 10/01/16	2,800,000	2,988,633
Halliburton Co., 1.000%, 8/01/16	1,000,000	1,002,511
Hewlett-Packard Co., 2.650%, 6/01/16	1,830,000	1,864,741
Ingredion, Inc., 3.200%, 11/01/15	2,000,000	2,024,836
JPMorgan Chase & Co., 3.150%, 7/05/16	3,500,000	3,591,500
JPMorgan Chase & Co., 3.450%, 3/01/16	2,000,000	2,045,836
Lockheed Martin Corp., 2.125%, 9/15/16	2,855,000	2,910,724
Marriott International, Inc., 6.200%, 6/15/16	1,885,000	2,000,858
MetLife, Inc., 6.750%, 6/01/16	4,000,000	4,270,324
Morgan Stanley, 3.800%, 4/29/16	2,000,000	2,058,364
Morgan Stanley, 5.750%, 10/18/16	1,500,000	1,600,980
Mylan, Inc., 1.350%, 11/29/16	1,000,000	999,125
Omnicom Group, Inc., 5.900%, 4/15/16	1,180,000	1,235,474
PepsiCo, Inc., 0.950%, 2/22/17	900,000	901,783
Prudential Financial, Inc. MTN, 3.000%, 5/12/16	500,000	511,445
Quest Diagnostics, Inc., 5.450%, 11/01/15	2,000,000	2,057,712
Ryder System, Inc. MTN, 3.600%, 3/01/16	1,850,000	1,894,439
Scripps Networks Interactive, Inc., 2.700%, 12/15/16	5,000,000	5,149,660
Starbucks Corp., 0.875%, 12/05/16	1,940,000	1,944,856
Stryker Corp., 2.000%, 9/30/16	2,990,000	3,039,398
TECO Finance, Inc., 4.000%, 3/15/16	1,230,000	1,266,490
Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	2,453,000	2,495,891
Thermo Fisher Scientific, Inc., 3.200%, 3/01/16	1,000,000	1,020,514
Time Warner, Inc., 5.875%, 11/15/16	4,250,000	4,577,862
United States Treasury Note, 0.500%, 1/31/17	2,000,000	2,000,312
United States Treasury Note, 0.625%, 2/15/17	31,500,000	31,554,148
United States Treasury Note, 0.750%, 3/15/17	51,000,000	51,203,184
United States Treasury Note, 0.875%, 12/31/16	50,000,000	50,343,750
United States Treasury Note, 0.875%, 1/31/17	8,000,000	8,053,128
United States Treasury Note, 0.875%, 2/28/17	94,500,000	95,105,367
UnitedHealth Group, Inc., 1.875%, 11/15/16	2,750,000	2,796,959
Unum Group, 7.125%, 9/30/16	2,317,000	2,512,717
Verizon Communications, Inc., 2.000%, 11/01/16	4,441,000	4,507,597
Viacom, Inc., 2.500%, 12/15/16	600,000	613,717
Viacom, Inc., 6.250%, 4/30/16	125,000	132,466
Wal-Mart Stores, Inc., 4.500%, 7/01/15	405,000	409,052
Wells Fargo & Co., 1.250%, 7/20/16	2,942,000	2,959,158
Xerox Corp., 6.750%, 2/01/17	1,000,000	1,094,155
		509,876,932
TOTAL BONDS AND NOTES
(Identified Cost $595,651,640)		596,559,210

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.6%
United States — 0.6%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	3,707,186	3,707,186
		3,707,187
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,707,187)		3,707,187

Total Investments — 99.4%
(Identified Cost $599,358,827)#		600,266,397
Cash and Other Assets, Less Liabilities — 0.6%		3,547,842

Net Assets — 100.0%		$603,814,239

†	See Note 1.
#	At March 31, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $599,358,827. Net unrealized appreciation aggregated $907,570 of which $1,035,086 related to appreciated investment securities and $127,516 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar

See notes to financial statements.

SA U.S. Fixed Income Fund

March 31, 2015
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	61.1%
Financials	14.2%
Industrials	11.4%
Supranational	4.5%
Banks	4.0%
Foreign Government Sponsored	1.3%
Telephone-Integrated	1.0%
Short-Term	0.6%
Utility - Elec	0.4%
Travel Services	0.3%
Food-Misc/Diversified	0.3%
Special Purpose	0.2%
Chemical-Speciality	0.2%
Semiconductor Equipment	0.2%
Oil-Field Services	0.2%
Cable/Satellite Tv	0.1%
100.0%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2015 (UNAUDITED)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 97.5%
Australia — 9.4%
Australia & New Zealand Banking Group Ltd., 1.450%, 5/15/18	USD	1,500,000	$1,495,556
Australia & New Zealand Banking Group Ltd.(a), 1.875%, 10/06/17	USD	11,100,000	11,260,872
Australia & New Zealand Banking Group Ltd., 2.250%, 6/13/19	USD	3,500,000	3,551,744
Commonwealth Bank of Australia, 1.900%, 9/18/17	USD	4,500,000	4,581,590
Commonwealth Bank of Australia(a), 2.300%, 9/06/19	USD	2,350,000	2,379,062
Commonwealth Bank of Australia, 4.250%, 4/06/18	EUR	1,500,000	1,804,840
Commonwealth Bank of Australia, 5.250%, 10/15/18	NZD	13,000,000	10,120,505
National Australia Bank Ltd., 3.625%, 11/08/17	GBP	4,500,000	7,090,130
National Australia Bank Ltd., 4.125%, 1/25/18	NZD	1,169,000	878,885
National Australia Bank Ltd., 6.000%, 3/06/17	AUD	7,000,000	5,691,152
National Australia Bank Ltd., 6.625%, 3/09/16	AUD	2,800,000	2,216,831
Westpac Banking Corp.(a), 2.250%, 1/17/19	USD	10,500,000	10,711,732
Westpac Banking Corp., 3.000%, 8/04/15	USD	2,000,000	2,017,440
Westpac Banking Corp., 3.000%, 12/09/15	USD	5,330,000	5,423,120
Westpac Banking Corp., 5.000%, 10/21/19	GBP	987,000	1,682,190
			70,905,649
Austria — 1.5%
Oesterreichische Kontrollbank AG(a), 1.625%, 3/12/19	USD	3,000,000	3,037,242
Oesterreichische Kontrollbank AG, 2.000%, 6/03/16	USD	8,000,000	8,143,344
			11,180,586
Canada — 19.7%
Bank of Nova Scotia (The)(a), 2.050%, 6/05/19	USD	8,232,000	8,282,470
Bank of Nova Scotia (The), 2.100%, 11/08/16	CAD	3,000,000	2,403,032
Canada Housing Trust No 1(b), 1.950%, 6/15/19	CAD	15,000,000	12,322,609
Canadian Imperial Bank of Commerce, 2.350%, 10/18/17	CAD	5,000,000	4,053,452
City of Toronto Canada, 4.500%, 12/02/19	CAD	6,000,000	5,421,436
City of Toronto Canada, 4.850%, 7/28/16	CAD	4,000,000	3,327,085
City of Toronto Canada, 5.050%, 7/18/17	CAD	5,500,000	4,746,228
City of Toronto Canada, 5.600%, 12/18/18	CAD	5,000,000	4,583,949
Export Development Canada(a), 1.875%, 12/17/18	GBP	3,747,000	5,745,337
Export Development Canada, 4.875%, 1/24/19	NZD	5,900,000	4,584,750
Municipal Finance Authority of British Columbia, 4.875%, 6/03/19	CAD	4,000,000	3,642,525
Province of Alberta Canada, 2.000%, 6/01/19	CAD	4,000,000	3,287,040
Province of Manitoba Canada, 4.250%, 3/05/18	CAD	5,500,000	4,767,897
Province of Manitoba Canada, 6.375%, 9/01/15	NZD	2,456,000	1,855,122
Province of Manitoba Canada, 6.500%, 9/22/17	CAD	6,000,000	5,393,155
Province of Ontario Canada(a), 1.200%, 2/14/18	USD	9,800,000	9,823,481
Province of Ontario Canada(a), 2.000%, 1/30/19	USD	2,500,000	2,558,282
Province of Ontario Canada(a), 4.000%, 10/07/19	USD	3,000,000	3,318,075
Province of Ontario Canada, 4.400%, 6/02/19	CAD	4,700,000	4,214,284
Province of Saskatchewan Canada, 4.500%, 8/23/16	CAD	12,000,000	9,976,993
Royal Bank of Canada(a), 2.150%, 3/15/19	USD	3,000,000	3,046,983
Royal Bank of Canada(a), 2.150%, 3/06/20	USD	4,000,000	4,032,288
Royal Bank of Canada(a), 2.200%, 7/27/18	USD	4,840,000	4,945,948
Royal Bank of Canada, 2.875%, 4/19/16	USD	4,500,000	4,598,973
Royal Bank of Canada, 2.890%, 10/11/18	CAD	4,000,000	3,318,716
Royal Bank of Canada, 3.360%, 1/11/16	CAD	2,000,000	1,607,580
Toronto-Dominion Bank (The)(a), 2.125%, 7/02/19	USD	2,000,000	2,027,476
Toronto-Dominion Bank (The)(a), 2.375%, 10/19/16	USD	15,500,000	15,899,791
Toronto-Dominion Bank (The), 2.447%, 4/02/19	CAD	500,000	410,102
Toronto-Dominion Bank (The), 2.625%, 9/10/18	USD	3,000,000	3,102,024
Toyota Credit Canada, Inc., 2.800%, 11/21/18	CAD	2,000,000	1,656,231
			148,953,314
Denmark — 0.7%
Kommunekredit, 1.125%, 3/15/18	USD	5,000,000	5,005,535
Finland — 2.7%
Municipality Finance PLC, 1.125%, 12/07/17	GBP	7,500,000	11,197,660
Municipality Finance PLC, 1.250%, 12/15/16	GBP	3,500,000	5,238,430
Municipality Finance PLC, 2.375%, 5/16/16	USD	4,000,000	4,085,716
			20,521,806
France — 4.9%
Caisse d'Amortissement de la Dette Sociale, 2.250%, 12/07/15	GBP	2,300,000	3,448,391
Reseau Ferre de France, 2.375%, 12/23/15	GBP	8,700,000	13,062,615
Total Capital International SA(a), 2.100%, 6/19/19	USD	7,000,000	7,105,868

See notes to financial statements.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
France (Continued)
Total Capital International SA(a), 2.125%, 1/10/19	USD	8,000,000	$8,155,056
Total Capital SA, 3.875%, 12/14/18	GBP	611,000	990,997
Total Capital SA, 6.500%, 1/20/16	AUD	5,000,000	3,926,500
			36,689,427
Free of Tax — 1.6%
Asian Development Bank, 1.000%, 12/15/16	GBP	2,000,000	2,983,565
European Investment Bank, 8.750%, 8/25/17	GBP	2,000,000	3,527,012
International Bank for Reconstruction & Development, 2.125%, 10/30/18	CAD	6,800,000	5,614,490
			12,125,067
Germany — 6.7%
Kreditanstalt fuer Wiederaufbau(a), 1.000%, 12/07/17	GBP	3,200,000	4,773,951
Kreditanstalt fuer Wiederaufbau(a), 2.000%, 12/06/18	GBP	1,500,000	2,306,861
Kreditanstalt fuer Wiederaufbau, 3.750%, 9/07/16	GBP	2,600,000	4,030,899
Kreditanstalt fuer Wiederaufbau, 5.500%, 12/07/15	GBP	3,100,000	4,752,214
Kreditanstalt fuer Wiederaufbau, 5.625%, 8/25/17	GBP	1,000,000	1,654,961
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.250%, 7/15/16	USD	13,200,000	13,497,713
Landwirtschaftliche Rentenbank(a), 0.875%, 9/12/17	USD	1,000,000	1,001,572
Landwirtschaftliche Rentenbank, 2.500%, 2/15/16	USD	2,800,000	2,852,072
Landwirtschaftliche Rentenbank, 3.250%, 12/07/16	GBP	2,800,000	4,330,377
NRW.Bank, 0.875%, 12/15/17	GBP	5,000,000	7,403,227
NRW.Bank, 4.500%, 5/29/17	EUR	3,000,000	3,549,507
			50,153,354
Ireland — 0.4%
GE Capital UK Funding, 4.625%, 1/18/16	GBP	2,000,000	3,055,837
Japan — 2.3%
Development Bank of Japan(a), 4.250%, 6/09/15	USD	1,000,000	1,006,985
Japan Bank for International Cooperation., 1.750%, 7/31/18	USD	3,700,000	3,750,919
Japan Finance Organization for Municipalities, 5.750%, 8/09/19	GBP	7,380,000	12,914,264
			17,672,168
Netherlands — 6.2%
Bank Nederlandse Gemeenten NV, 1.875%, 12/07/18	GBP	8,700,000	13,281,829
Bank Nederlandse Gemeenten NV, 4.125%, 3/05/18	NZD	4,034,000	3,044,127
Bank Nederlandse Gemeenten NV, 4.500%, 2/20/18	GBP	2,200,000	3,599,315
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(a), 2.250%, 1/14/19	USD	2,300,000	2,341,628
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.000%, 9/10/15	GBP	9,000,000	13,535,733
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.250%, 5/02/18	NZD	3,000,000	2,262,893
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 6.500%, 2/25/16	AUD	2,000,000	1,575,622
Nederlandse Waterschapsbank NV, 1.250%, 9/18/17	USD	3,000,000	3,021,852
Nederlandse Waterschapsbank NV, 2.125%, 2/09/17	USD	1,700,000	1,742,517
Shell International Finance BV, 4.375%, 5/14/18	EUR	1,824,000	2,217,638
			46,623,154
Norway — 4.0%
Kommunalbanken AS(a), 1.125%, 12/15/16	GBP	3,000,000	4,480,835
Kommunalbanken AS, 1.625%, 1/15/20	USD	5,000,000	5,017,750
Kommunalbanken AS, 2.125%, 3/15/19	USD	3,000,000	3,088,812
Kommunalbanken AS, 2.375%, 1/19/16	USD	7,500,000	7,618,238
Kommunalbanken AS, 4.750%, 3/17/17	CAD	630,000	534,561
Statoil ASA(a), 1.950%, 11/08/18	USD	1,500,000	1,522,004
Statoil ASA(a), 2.250%, 11/08/19	USD	8,000,000	8,145,176
			30,407,376
Singapore — 2.7%
Singapore Government Bond, 1.625%, 10/01/19	SGD	14,000,000	10,126,264
Singapore Government Bond, 2.500%, 6/01/19	SGD	7,200,000	5,406,776
Singapore Government Bond, 4.000%, 9/01/18	SGD	6,300,000	4,959,245
			20,492,285
Supranational — 5.9%
Council of Europe Development Bank, 1.750%, 12/19/16	GBP	5,100,000	7,702,000
Council of Europe Development Bank, 7.500%, 4/30/18	NZD	1,500,000	1,239,199
European Investment Bank, 1.375%, 1/15/18	GBP	1,500,000	2,259,901
European Investment Bank(a), 1.500%, 2/01/19	GBP	1,600,000	2,415,350
European Investment Bank, 4.125%, 12/07/17	GBP	3,000,000	4,841,021
European Investment Bank, 4.750%, 10/15/18	GBP	2,000,000	3,356,311
European Investment Bank, 5.375%, 3/07/19	GBP	3,000,000	5,194,576
European Union, 3.250%, 4/04/18	EUR	2,000,000	2,370,428

See notes to financial statements.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
International Bank for Reconstruction & Development, 1.875%, 3/15/19	USD	1,000,000	$1,025,330
Nordic Investment Bank, 3.500%, 1/30/18	NZD	8,232,000	6,122,068
Nordic Investment Bank, 4.875%, 1/22/19	NZD	2,500,000	1,942,674
Nordic Investment Bank, 5.000%, 2/01/17	USD	5,500,000	5,930,430
			44,399,288
Sweden — 6.1%
Kommuninvest I Sverige AB, 2.000%, 11/12/19	USD	3,000,000	3,063,351
Nordea Bank AB, 2.250%, 10/05/17	EUR	1,500,000	1,696,019
Nordea Bank AB(a), 2.375%, 4/04/19	USD	5,000,000	5,096,615
Nordea Bank AB, 3.750%, 2/24/17	EUR	3,500,000	4,018,721
Nordea Bank AB, 3.875%, 12/15/15	GBP	4,100,000	6,211,236
Svensk Exportkredit AB, 1.875%, 12/21/18	GBP	9,500,000	14,512,504
Svensk Exportkredit AB(a), 1.875%, 6/17/19	USD	1,500,000	1,527,377
Svensk Exportkredit AB(a), 2.125%, 7/13/16	USD	3,000,000	3,061,047
Svenska Handelsbanken AB, 2.250%, 6/17/19	USD	6,000,000	6,084,330
Svenska Handelsbanken AB, 4.000%, 1/18/19	GBP	500,000	815,432
			46,086,632
United Kingdom — 3.5%
Lloyds TSB Bank PLC, 1.500%, 5/02/17	GBP	3,000,000	4,525,475
United Kingdom Gilt, 1.000%, 9/07/17	GBP	1,000,000	1,499,455
United Kingdom Gilt, 1.750%, 1/22/17	GBP	10,000,000	15,192,137
United Kingdom Gilt, 1.750%, 7/22/19	GBP	1,400,000	2,142,116
United Kingdom Gilt, 4.500%, 3/07/19	GBP	1,900,000	3,211,683
			26,570,866
United States — 19.2%
Apple, Inc.(a), 1.550%, 2/07/20	USD	10,000,000	9,943,600
Apple, Inc.(a), 2.100%, 5/06/19	USD	11,000,000	11,253,033
Bank of New York Mellon Corp. (The), 2.300%, 7/28/16	USD	2,285,000	2,331,251
Berkshire Hathaway, Inc., 2.100%, 8/14/19	USD	1,500,000	1,535,769
Berkshire Hathaway, Inc., 2.200%, 8/15/16	USD	15,000,000	15,340,575
Chevron Corp., 2.193%, 11/15/19	USD	1,000,000	1,021,526
Exxon Mobil Corp., 1.819%, 3/15/19	USD	3,300,000	3,345,939
Federal National Mortgage Association(a), 0.875%, 12/20/17	USD	1,000,000	1,000,330
General Electric Capital Corp., 2.200%, 1/09/20	USD	15,000,000	15,175,590
General Electric Capital Corp.(a), 5.625%, 9/15/17	USD	1,000,000	1,106,177
General Electric Capital Corp., 6.000%, 8/07/19	USD	1,000,000	1,169,316
Google, Inc., 2.125%, 5/19/16	USD	14,454,000	14,737,241
International Business Machines Corp., 1.250%, 2/08/18	USD	13,000,000	13,051,116
Johnson & Johnson(a), 1.650%, 12/05/18	USD	4,000,000	4,078,964
Merck & Co., Inc., 1.850%, 2/10/20	USD	6,000,000	6,042,540
Microsoft Corp., 1.625%, 12/06/18	USD	6,000,000	6,086,652
Microsoft Corp., 1.850%, 2/12/20	USD	2,500,000	2,525,492
Pfizer, Inc.(a), 2.100%, 5/15/19	USD	7,832,000	7,975,529
Toyota Motor Credit Corp.(a), 1.375%, 1/10/18	USD	4,726,000	4,745,320
Toyota Motor Credit Corp.(a), 2.000%, 10/24/18	USD	1,500,000	1,531,858
Toyota Motor Credit Corp.(a), 2.100%, 1/17/19	USD	5,000,000	5,091,185
Toyota Motor Credit Corp., 2.125%, 7/18/19	USD	5,000,000	5,082,855
Toyota Motor Credit Corp., 4.000%, 12/07/17	GBP	2,023,000	3,237,646
US Bank NA/Cincinnati OH, 2.125%, 10/28/19	USD	1,500,000	1,520,447
Wal-Mart Stores, Inc., 2.800%, 4/15/16	USD	6,000,000	6,146,958
			145,076,909
TOTAL BONDS AND NOTES
(Identified Cost $759,491,785)			735,919,253

		SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.9%
United States — 0.9%
SSgA Government Money Market Fund		1	1
SSgA Money Market Fund		6,841,109	6,841,109
			6,841,110
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,841,110)			6,841,110

COLLATERAL FOR SECURITIES ON LOAN — 9.7%
Short-Term — 9.7%
State Street Navigator Securities Lending Prime Portfolio		73,111,259	73,111,259
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $73,111,259)			73,111,259

Total Investments — 108.1%
(Identified Cost $839,444,154)#			815,871,622
Liabilities, Less Cash and Other Assets — (8.1%)			(60,982,148)

Net Assets — 100.0%			$754,889,474

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2015, the market value of the securities on loan was $95,667,012.
#	At March 31, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $839,444,154. Net unrealized depreciation aggregated $23,572,532 of which $4,711,634 related to appreciated investment securities and $28,284,166 related to depreciated investment securities.

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
GBP — British Pound
NZD — New Zealand Dollar
SGD — Singapore Dollar
USD — U.S. Dollar

See notes to financial statements.

SA Global Fixed Income Fund

Ten Largest Industry Holdings as of March 31, 2015
(As a percentage of net assets):

Industry	Percentage
Banks	25.1%
Industrials	12.9%
Foreign Government/Agency-Canada	11.7%
Financials	10.1%
Supranational Organizations	7.5%
Foreign Government/Agency-Germany	5.7%
Foreign Government/Agency-Netherlands	2.9%
Foreign Government/Agency-Norway	2.7%
Foreign Government/Agency-Finland	2.7%
Gas Transmission	2.7%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 95.7%
Aerospace & Defense — 3.0%
BE Aerospace, Inc.(a)	2,400	$152,688
Boeing Co. (The)	32,368	4,857,790
Cubic Corp.	500	25,885
Curtiss-Wright Corp.	1,076	79,560
DigitalGlobe, Inc.*	1,509	51,412
Esterline Technologies Corp.*	600	68,652
Exelis, Inc.	6,602	160,891
General Dynamics Corp.	10,584	1,436,566
HEICO Corp.(a)	677	41,344
HEICO Corp., Class A	1,226	60,736
Hexcel Corp.	3,100	159,402
Honeywell International, Inc.	29,098	3,035,212
Huntington Ingalls Industries, Inc.	1,972	276,376
KLX, Inc.*	1,200	46,248
L-3 Communications Holdings, Inc.	1,600	201,264
Lockheed Martin Corp.	12,639	2,565,212
Moog, Inc., Class A*	1,100	82,555
Northrop Grumman Corp.	8,395	1,351,259
Orbital ATK, Inc.	1,499	114,868
Precision Castparts Corp.	3,224	677,040
Raytheon Co.	11,327	1,237,475
Rockwell Collins, Inc.	5,248	506,694
Spirit Aerosystems Holdings, Inc., Class A*	2,700	140,967
Teledyne Technologies, Inc.*	800	85,384
Textron, Inc.	6,999	310,266
TransDigm Group, Inc.	2,220	485,558
Triumph Group, Inc.	1,120	66,886
United Technologies Corp.	26,908	3,153,618
Vectrus, Inc.*	366	9,329
		21,441,137
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.(a)	6,400	468,608
Expeditors International of Washington, Inc.	6,339	305,413
FedEx Corp.	10,133	1,676,505
Forward Air Corp.	109	5,919
HUB Group, Inc., Class A*	982	38,583
United Parcel Service, Inc., Class B	33,744	3,271,143
UTi Worldwide, Inc.(a)*	2,400	29,520
XPO Logistics, Inc.(a)*	115	5,229
		5,800,920
Airlines — 0.9%
Alaska Air Group, Inc.	4,293	284,111
Allegiant Travel Co.	800	153,832
American Airlines Group, Inc.(a)	31,460	1,660,459
Copa Holdings SA, Class A(a)	1,041	105,110
Delta Air Lines, Inc.	38,017	1,709,244
JetBlue Airways Corp.(a)*	7,550	145,337
Southwest Airlines Co.	25,313	1,121,366
Spirit Airlines, Inc.*	2,600	201,136
United Continental Holdings, Inc.*	16,772	1,127,917
		6,508,512
Auto Components — 0.7%
American Axle & Manufacturing Holdings, Inc.*	850	21,956
Autoliv, Inc.(a)	2,700	317,979
BorgWarner, Inc.	6,808	411,748
Cooper Tire & Rubber Co.	1,500	64,260
Dana Holding Corp.	8,249	174,549
Delphi Automotive PLC	13,800	1,100,412
Dorman Products, Inc.(a)*	1,109	55,173
Federal-Mogul Holdings Corp.*	1,249	16,624
Gentex Corp.	8,600	157,380
Gentherm, Inc.*	300	15,153
Goodyear Tire & Rubber Co. (The)	12,112	327,993
Johnson Controls, Inc.	21,276	1,073,161
Lear Corp.	2,300	254,886
Remy International, Inc.	414	9,195
Tenneco, Inc.*	2,500	143,550
TRW Automotive Holdings Corp.*	4,945	518,483
Visteon Corp.*	1,705	164,362
		4,826,864
Automobiles — 0.6%
Ford Motor Co.	132,595	2,140,083
General Motors Co.	28,517	1,069,388
Harley-Davidson, Inc.	9,722	590,514
Tesla Motors, Inc.(a)*	1,822	343,939
Thor Industries, Inc.	1,600	101,136
		4,245,060
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A(a)*	422	112,843
Brown-Forman Corp., Class B	5,720	516,802
Brown-Forman Corp., Class A	551	50,020
Coca-Cola Co. (The)	158,069	6,409,698
Coca-Cola Enterprises, Inc.	10,637	470,155
Constellation Brands, Inc., Class A*	4,025	467,745
Dr Pepper Snapple Group, Inc.	8,822	692,350
Molson Coors Brewing Co., Class B	4,077	303,533
Monster Beverage Corp.*	6,119	846,839
PepsiCo, Inc.	72,240	6,907,589
		16,777,574
Biotechnology — 3.5%
Acadia Pharmaceuticals, Inc.(a)*	1,311	42,725
Agios Pharmaceuticals, Inc.*	300	28,290
Alexion Pharmaceuticals, Inc.*	6,154	1,066,488
Alkermes PLC*	1,979	120,660
Alnylam Pharmaceuticals, Inc.*	898	93,769
Amgen, Inc.	24,256	3,877,322
Anacor Pharmaceuticals, Inc.*	538	31,123
Biogen, Inc.*	9,350	3,947,944
BioMarin Pharmaceutical, Inc.*	1,900	236,778
Bluebird Bio, Inc.*	405	48,912
Celgene Corp.*	37,050	4,271,124
Cepheid, Inc.*	500	28,450
Gilead Sciences, Inc.*	73,332	7,196,069
Incyte Corp.*	4,652	426,402
Isis Pharmaceuticals, Inc.(a)*	1,621	103,209
Medivation, Inc.*	2,836	366,043
Myriad Genetics, Inc.(a)*	2,380	84,252
Neurocrine Biosciences, Inc.(a)*	8	318
Opko Health, Inc.(a)*	3,300	46,761
Pharmacyclics, Inc.*	929	237,778
Puma Biotechnology, Inc.(a)*	252	59,500
Receptos, Inc.*	387	63,812
Regeneron Pharmaceuticals, Inc.*	3,000	1,354,440
Seattle Genetics, Inc.(a)*	1,502	53,096
Synageva BioPharma Corp.(a)*	489	47,692
United Therapeutics Corp.*	1,757	302,968
Vertex Pharmaceuticals, Inc.*	4,876	575,222
		24,711,147
Building Products — 0.2%
A.O. Smith Corp.	2,350	154,301
Allegion PLC	2,527	154,576
Armstrong World Industries, Inc.*	1,422	81,722
Fortune Brands Home & Security, Inc.	2,233	106,023
Lennox International, Inc.	1,992	222,486
Masco Corp.	15,358	410,059
Owens Corning	2,500	108,500

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Building Products (Continued)
Simpson Manufacturing Co., Inc.	1,080	$40,360
Trex Co., Inc.*	800	43,624
USG Corp.(a)*	2,828	75,508
		1,397,159
Capital Markets — 1.4%
Affiliated Managers Group, Inc.*	1,653	355,031
Ameriprise Financial, Inc.	5,940	777,190
Artisan Partners Asset Management, Inc., Class A	825	37,504
Bank of New York Mellon Corp. (The)	16,936	681,505
BGC Partners, Inc., Class A	2,800	26,460
BlackRock, Inc.	1,852	677,536
Charles Schwab Corp. (The)	25,500	776,220
E*Trade Financial Corp.*	4,400	125,642
Eaton Vance Corp.	5,300	220,692
Evercore Partners, Inc., Class A	967	49,955
Federated Investors, Inc., Class B(a)	3,100	105,059
Financial Engines, Inc.(a)	700	29,281
Franklin Resources, Inc.	12,000	615,840
GAMCO Investors, Inc., Class A	200	15,702
Goldman Sachs Group, Inc. (The)	9,377	1,762,595
Interactive Brokers Group, Inc., Class A	700	23,814
Invesco Ltd.	6,143	243,816
Janus Capital Group, Inc.(a)	4,300	73,917
Legg Mason, Inc.	1,900	104,880
LPL Financial Holdings, Inc.(a)	2,967	130,133
Morgan Stanley	20,712	739,211
Northern Trust Corp.	3,700	257,705
NorthStar Asset Management Group, Inc.	2,029	47,357
Raymond James Financial, Inc.	2,600	147,628
SEI Investments Co.	4,110	181,210
State Street Corp.	5,388	396,180
Stifel Financial Corp.*	1,686	93,994
T Rowe Price Group, Inc.	10,102	818,060
TD Ameritrade Holding Corp.	7,939	295,807
Virtus Investment Partners, Inc.	300	39,231
Waddell & Reed Financial, Inc., Class A	3,561	176,412
WisdomTree Investments, Inc.(a)	3,149	67,577
		10,093,144
Chemicals — 2.9%
Air Products & Chemicals, Inc.	6,347	960,174
Airgas, Inc.	2,813	298,487
Albemarle Corp.	3,234	170,885
Ashland, Inc.	1,818	231,450
Axiall Corp.	1,512	70,973
Balchem Corp.	785	43,473
Cabot Corp.	1,800	81,000
Celanese Corp., Series A	6,572	367,112
CF Industries Holdings, Inc.	2,520	714,874
Chemtura Corp.*	2,756	75,211
Cytec Industries, Inc.	2,000	108,080
Dow Chemical Co. (The)	36,928	1,771,805
Eastman Chemical Co.	6,348	439,662
Ecolab, Inc.	9,393	1,074,371
EI Du Pont de Nemours & Co.	35,263	2,520,247
Flotek Industries, Inc.(a)*	1,026	15,123
FMC Corp.(a)	5,860	335,485
H.B. Fuller Co.	1,077	46,171
Huntsman Corp.	9,209	204,164
International Flavors & Fragrances, Inc.	2,714	318,624
LyondellBasell Industries NV, Class A	19,892	1,746,518
Minerals Technologies, Inc.	1,316	96,200
Monsanto Co.	21,456	2,414,658
Mosaic Co. (The)	4,400	202,664
NewMarket Corp.(a)	462	220,744
Olin Corp.	2,100	67,284
Platform Specialty Products Corp.*	141	3,618
PolyOne Corp.	2,800	104,580
PPG Industries, Inc.	5,305	1,196,490
Praxair, Inc.	14,061	1,697,725
RPM International, Inc.	4,928	236,495
Scotts Miracle-Gro Co. (The), Class A	2,064	138,639
Sensient Technologies Corp.	700	48,216
Sherwin Williams Co. (The)	4,087	1,162,752
Sigma-Aldrich Corp.	3,700	511,525
Tronox Ltd., Class A	771	15,674
Valspar Corp.	3,512	295,113
W.R. Grace & Co.*	3,212	317,570
Westlake Chemical Corp.	1,930	138,844
		20,462,680
Commercial Banks — 3.3%
Associated Banc-Corp.(a)	4,819	89,633
Bancorpsouth, Inc.	2,260	52,477
Bank of America Corp.	159,735	2,458,322
Bank of Hawaii Corp.(a)	900	55,089
Bank of the Ozarks, Inc.	1,678	61,969
BankUnited, Inc.	1,900	62,206
BB&T Corp.	9,652	376,331
BOK Financial Corp.(a)	696	42,609
Cathay General Bancorp	2,343	66,658
CIT Group, Inc.	2,315	104,453
Citigroup, Inc.	45,706	2,354,773
City National Corp.	1,133	100,928
Columbia Banking System, Inc.	400	11,588
Comerica, Inc.	2,700	121,851
Commerce Bancshares, Inc.(a)	2,018	85,402
Community Bank System, Inc.(a)	1,047	37,053
Cullen/Frost Bankers, Inc.	1,100	75,988
CVB Financial Corp.	2,712	43,229
East West Bancorp, Inc.	3,900	157,794
Fifth Third Bancorp	19,334	364,446
First Horizon National Corp.(a)	7,245	103,531
First Niagara Financial Group, Inc.	9,560	84,510
First Republic Bank	2,111	120,517
FirstMerit Corp.	3,655	69,664
FNB Corp.	4,446	58,420
Fulton Financial Corp.	4,067	50,187
Glacier Bancorp, Inc.(a)	1,534	38,580
Hancock Holding Co.	2,100	62,706
Hilltop Holdings, Inc.*	1,633	31,746
Home Bancshares, Inc.	923	31,280
Huntington Bancshares, Inc.	20,992	231,962
Iberiabank Corp.	891	56,160
International Bancshares Corp.	1,350	35,140
Investors Bancorp, Inc.	5,282	61,905
JPMorgan Chase & Co.	63,513	3,847,618
KeyCorp	14,304	202,545
M&T Bank Corp.(a)	1,973	250,571
MB Financial, Inc.	1,600	50,096
National Penn Bancshares, Inc.	3,400	36,618
Old National Bancorp	2,800	39,732
PacWest Bancorp	1,900	89,091
PNC Financial Services Group, Inc. (The)	7,601	708,717
Popular, Inc.*	2,182	75,039
PrivateBancorp, Inc.	2,000	70,340
Prosperity Bancshares, Inc.	1,226	64,340
Regions Financial Corp.	17,808	168,286
Signature Bank*	1,100	142,538

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
SunTrust Banks, Inc.	7,490	$307,764
Susquehanna Bancshares, Inc.	5,222	71,594
SVB Financial Group*	1,900	241,376
Synovus Financial Corp.	3,279	91,845
TCF Financial Corp.	4,700	73,884
Texas Capital Bancshares, Inc.*	827	40,234
Trustmark Corp.(a)	1,900	46,132
UMB Financial Corp.	900	47,601
Umpqua Holdings Corp.	3,100	53,258
United Bankshares, Inc.(a)	1,262	47,426
US Bancorp	40,442	1,766,102
Valley National Bancorp(a)	5,707	53,874
Webster Financial Corp.	2,510	92,995
Wells Fargo & Co.	120,114	6,534,202
Westamerica Bancorporation(a)	500	21,605
Western Alliance Bancorp*	2,242	66,453
Wintrust Financial Corp.	1,100	52,448
Zions Bancorporation	4,053	109,431
		23,222,862
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,200	38,232
ADT Corp. (The)(a)	5,945	246,836
Brady Corp., Class A	1,600	45,264
Brink's Co. (The)	1,230	33,985
Cintas Corp.	3,092	252,400
Civeo Corp.	3,200	8,128
Clean Harbors, Inc.(a)*	1,735	98,513
Copart, Inc.*	4,171	156,705
Covanta Holding Corp.	3,570	80,075
Deluxe Corp.	2,000	138,560
Healthcare Services Group, Inc.(a)	2,053	65,963
Herman Miller, Inc.	2,059	57,158
HNI Corp.	1,066	58,811
KAR Auction Services, Inc.	3,950	149,824
Mobile Mini, Inc.	1,083	46,179
MSA Safety, Inc.	1,100	54,868
Pitney Bowes, Inc.	9,123	212,748
R.R. Donnelley & Sons Co.(a)	8,595	164,938
Republic Services, Inc.	5,985	242,752
Rollins, Inc.	4,221	104,385
Steelcase, Inc., Class A	3,679	69,680
Stericycle, Inc.*	2,694	378,319
Tetra Tech, Inc.	1,092	26,230
Tyco International PLC	10,451	450,020
UniFirst Corp.	477	56,138
United Stationers, Inc.	900	36,891
Waste Connections, Inc.	3,537	170,271
Waste Management, Inc.	18,787	1,018,819
West Corp.	700	23,611
		4,486,303
Communications Equipment — 1.2%
ADTRAN, Inc.	1,300	24,271
ARRIS Group, Inc.*	4,250	122,804
Brocade Communications Systems, Inc.	11,672	138,488
Ciena Corp.(a)*	3,000	57,930
Cisco Systems, Inc.	119,113	3,278,585
CommScope Holding Co., Inc.*	297	8,476
EchoStar Corp., Class A*	840	43,445
F5 Networks, Inc.*	2,800	321,832
Finisar Corp.*	2,900	61,886
Harris Corp.	4,733	372,771
InterDigital, Inc.	833	42,267
JDS Uniphase Corp.*	5,100	66,912
Juniper Networks, Inc.	6,704	151,376
Motorola Solutions, Inc.	7,500	500,025
Palo Alto Networks, Inc.*	766	111,897
Plantronics, Inc.	1,300	68,835
Polycom, Inc.*	2,400	32,160
QUALCOMM, Inc.	38,650	2,679,991
Riverbed Technology, Inc.*	4,100	85,731
Ubiquiti Networks, Inc.(a)	932	27,541
Viasat, Inc.(a)*	615	36,660
		8,233,883
Computers & Peripherals — 5.2%
3D Systems Corp.(a)*	1,421	38,964
Apple, Inc.	240,102	29,875,892
Diebold, Inc.(a)	1,600	56,736
Electronics for Imaging, Inc.*	1,399	58,408
EMC Corp.	45,376	1,159,811
Engility Holdings, Inc.	495	14,870
Hewlett-Packard Co.	87,348	2,721,764
Lexmark International, Inc., Class A(a)	2,372	100,430
NCR Corp.*	5,050	149,025
NetApp, Inc.	9,674	343,040
SanDisk Corp.	6,700	426,254
Seagate Technology PLC(a)	15,309	796,527
Stratasys Ltd.(a)*	981	51,777
Western Digital Corp.	8,791	800,069
		36,593,567
Construction & Engineering — 0.1%
AECOM*	3,178	97,946
Chicago Bridge & Iron Co. NV(a)	2,862	140,982
Dycom Industries, Inc.*	498	24,322
EMCOR Group, Inc.	1,700	78,999
Fluor Corp.	5,766	329,585
Granite Construction, Inc.	245	8,609
Jacobs Engineering Group, Inc.*	1,737	78,443
KBR, Inc.	2,987	43,252
MasTec, Inc.*	2,200	42,460
Primoris Services Corp.	1,000	17,190
Quanta Services, Inc.*	3,524	100,540
		962,328
Construction Materials — 0.1%
Eagle Materials, Inc.	1,400	116,984
Martin Marietta Materials, Inc.	1,003	140,220
Vulcan Materials Co.	1,884	158,821
		416,025
Consumer Finance — 0.9%
American Express Co.	44,985	3,514,228
Capital One Financial Corp.	13,001	1,024,739
Credit Acceptance Corp.*	284	55,380
Discover Financial Services	16,339	920,703
First Cash Financial Services, Inc.*	800	37,216
Navient Corp.	13,453	273,499
Nelnet, Inc., Class A	156	7,382
PRA Group, Inc.(a)*	1,500	81,480
SLM Corp.	17,750	164,720
Springleaf Holdings, Inc.*	76	3,935
		6,083,282
Containers & Packaging — 0.4%
Aptargroup, Inc.	2,100	133,392
Avery Dennison Corp.	3,859	204,180
Ball Corp.	5,736	405,191
Bemis Co., Inc.	3,200	148,192
Berry Plastics Group, Inc.*	3,899	141,105
Crown Holdings, Inc.*	6,057	327,199
Graphic Packaging Holding Co.	10,626	154,502

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
Greif, Inc., Class A	1,000	$39,270
MeadWestvaco Corp.	3,707	184,868
Owens-Illinois, Inc.*	6,988	162,960
Packaging Corp. of America	4,165	325,661
Rock-Tenn Co., Class A	3,978	256,581
Sealed Air Corp.	7,971	363,159
Silgan Holdings, Inc.	1,968	114,400
Sonoco Products Co.	3,100	140,926
		3,101,586
Distributors — 0.1%
Genuine Parts Co.	5,005	466,416
LKQ Corp.*	7,500	191,700
Pool Corp.	1,885	131,498
		789,614
Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	4,463	84,440
Bright Horizons Family Solutions, Inc.*	368	18,867
DeVry Education Group, Inc.	1,600	53,376
Graham Holdings Co., Class B	100	104,963
Grand Canyon Education, Inc.*	2,002	86,687
H&R Block, Inc.	12,071	387,117
Service Corp. International	6,365	165,808
Sotheby's, Class A(a)	1,900	80,294
		981,552
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B*	59,872	8,640,727
CBOE Holdings, Inc.	3,888	223,191
CME Group, Inc.	4,167	394,656
FNFV Group*	2,320	32,712
Intercontinental Exchange, Inc.	1,500	349,905
Leucadia National Corp.	4,626	103,113
MarketAxess Holdings, Inc.	1,100	91,190
McGraw-Hill Financial, Inc.	12,709	1,314,111
Moody's Corp.	8,981	932,228
MSCI, Inc., Class A	2,475	151,742
NASDAQ OMX Group, Inc. (The)	1,536	78,244
PHH Corp.(a)*	405	9,789
Voya Financial, Inc.	1,789	77,124
		12,398,732
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	144,451	4,716,325
CenturyLink, Inc.	13,499	466,390
Cogent Communications Holdings, Inc.	1,148	40,559
Frontier Communications Corp.(a)	33,744	237,895
Level 3 Communications, Inc.*	10,471	563,759
Verizon Communications, Inc.	199,583	9,705,721
Windstream Holdings, Inc.	27,992	207,141
		15,937,790
Electric Utilities — 1.4%
Allete, Inc.	1,000	52,760
American Electric Power Co., Inc.	13,369	752,006
Cleco Corp.	1,800	98,136
Duke Energy Corp.	20,941	1,607,850
Edison International	8,608	537,742
El Paso Electric Co.	1,200	46,368
Entergy Corp.	5,100	395,199
Eversource Energy	9,240	466,805
Exelon Corp.(a)	23,550	791,516
FirstEnergy Corp.	10,628	372,618
Great Plains Energy, Inc.	4,084	108,961
Hawaiian Electric Industries, Inc.	3,245	104,229
IDACORP, Inc.	1,576	99,083
ITC Holdings Corp.	5,154	192,914
NextEra Energy, Inc.	13,227	1,376,269
NRG Yield, Inc., Class A	475	24,097
OGE Energy Corp.	4,700	148,567
Pepco Holdings, Inc.	7,200	193,176
Pinnacle West Capital Corp.	2,000	127,500
PNM Resources, Inc.	2,600	75,920
Portland General Electric Co.(a)	2,100	77,889
PPL Corp.	20,485	689,525
Southern Co. (The)	26,058	1,153,848
UIL Holdings Corp.	1,433	73,685
Westar Energy, Inc.	3,598	139,459
Xcel Energy, Inc.	12,400	431,644
		10,137,766
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,000	168,160
AMETEK, Inc.	6,303	331,160
Babcock & Wilcox Co. (The)	4,218	135,356
Eaton Corp. PLC	6,462	439,028
Emerson Electric Co.	33,625	1,903,847
EnerSys, Inc.	1,200	77,088
Franklin Electric Co., Inc.	1,200	45,768
Generac Holdings, Inc.(a)*	3,000	146,070
Hubbell, Inc., Class A	100	10,584
Hubbell, Inc., Class B	1,594	174,734
Polypore International, Inc.*	1,200	70,680
Regal-Beloit Corp.	967	77,283
Rockwell Automation, Inc.	5,603	649,892
Sensata Technologies Holding NV(a)*	4,879	280,298
SolarCity Corp.(a)*	600	30,768
		4,540,716
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	11,606	683,942
Anixter International, Inc.*	800	60,904
Arrow Electronics, Inc.*	2,003	122,483
Avnet, Inc.	2,919	129,895
Belden, Inc.	1,290	120,692
CDW Corp.	4,174	155,440
Cognex Corp.*	1,500	74,385
Coherent, Inc.*	580	37,677
Corning, Inc.	16,902	383,337
Daktronics, Inc.	100	1,081
Dolby Laboratories, Inc., Class A	1,100	41,976
FEI Co.	512	39,086
FLIR Systems, Inc.	2,351	73,539
Ingram Micro, Inc., Class A*	4,200	105,504
IPG Photonics Corp.(a)*	700	64,890
Itron, Inc.*	545	19,898
Jabil Circuit, Inc.	5,400	126,252
Keysight Technologies, Inc.*	4,250	157,887
Knowles Corp.(a)*	1,850	35,650
Littelfuse, Inc.	380	37,768
National Instruments Corp.	1,558	49,918
OSI Systems, Inc.*	572	42,477
Plexus Corp.*	900	36,693
Sanmina Corp.*	900	21,771
SYNNEX Corp.(a)	735	56,779
TE Connectivity Ltd.	12,798	916,593
Tech Data Corp.*	1,300	75,101
Trimble Navigation Ltd.*	6,928	174,586
Vishay Intertechnology, Inc.(a)	4,130	57,077
Zebra Technologies Corp., Class A*	875	79,376
		3,982,657

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services — 1.2%
Atwood Oceanics, Inc.(a)	1,100	$30,921
Baker Hughes, Inc.	10,910	693,658
Bristow Group, Inc.	1,083	58,969
Cameron International Corp.*	6,292	283,895
CARBO Ceramics, Inc.(a)	300	9,153
Core Laboratories NV(a)	1,479	154,541
Diamond Offshore Drilling, Inc.(a)	1,386	37,131
Dresser-Rand Group, Inc.*	2,200	176,770
Dril-Quip, Inc.*	900	61,551
Era Group, Inc.*	400	8,336
Exterran Holdings, Inc.	1,688	56,666
FMC Technologies, Inc.*	8,904	329,537
Forum Energy Technologies, Inc.*	1,368	26,813
Gulfmark Offshore, Inc., Class A(a)	600	7,824
Halliburton Co.	32,747	1,436,938
Helix Energy Solutions Group, Inc.*	2,643	39,539
Helmerich & Payne, Inc.(a)	3,200	217,824
Hornbeck Offshore Services, Inc.(a)*	900	16,929
McDermott International, Inc.(a)*	6,400	24,576
Nabors Industries Ltd.	8,800	120,120
National Oilwell Varco, Inc.	8,890	444,411
Noble Corp. PLC(a)	5,393	77,012
Oceaneering International, Inc.	3,600	194,148
Oil States International, Inc.*	1,400	55,678
Pacific Drilling SA(a)*	27	105
Paragon Offshore PLC(a)	1,797	2,336
Patterson-UTI Energy, Inc.	4,300	80,733
Rowan Companies PLC, Class A	2,805	49,677
RPC, Inc.	2,914	37,328
Schlumberger Ltd.	40,987	3,419,955
SEACOR Holdings, Inc.*	500	34,835
Seventy Seven Energy, Inc.*	1,342	5,569
Superior Energy Services, Inc.	2,384	53,259
Tidewater, Inc.(a)	1,400	26,796
Transocean Ltd.(a)	7,035	103,204
Unit Corp.*	1,300	36,374
US Silica Holdings, Inc.(a)	1,912	68,086
Weatherford International PLC*	22,958	282,383
		8,763,580
Food & Staples Retailing — 2.5%
Andersons, Inc. (The)	486	20,106
Casey's General Stores, Inc.	1,495	134,699
Costco Wholesale Corp.	17,536	2,656,616
CVS Health Corp.	35,902	3,705,445
Fresh Market, Inc. (The)(a)*	1,100	44,704
Kroger Co. (The)	21,900	1,678,854
PriceSmart, Inc.(a)	600	50,988
Rite Aid Corp.*	27,520	239,149
Sprouts Farmers Market, Inc.*	3,616	127,392
SUPERVALU, Inc.*	5,600	65,128
Sysco Corp.	22,079	833,041
United Natural Foods, Inc.*	1,400	107,856
Wal-Mart Stores, Inc.	64,795	5,329,389
Walgreens Boots Alliance, Inc.	20,746	1,756,771
Weis Markets, Inc.	600	29,856
Whole Foods Market, Inc.	11,307	588,869
		17,368,863
Food Products — 1.6%
Archer-Daniels-Midland Co.	9,367	443,996
B&G Foods, Inc.(a)	2,070	60,920
Bunge Ltd.	1,720	141,659
Cal-Maine Foods, Inc.(a)	336	13,124
Campbell Soup Co.(a)	8,657	402,983
ConAgra Foods, Inc.	9,827	358,980
Darling Ingredients, Inc.*	3,337	46,751
Dean Foods Co.	2,592	42,846
Flowers Foods, Inc.	5,407	122,955
Fresh Del Monte Produce, Inc.	1,100	42,801
General Mills, Inc.	25,922	1,467,185
Hain Celestial Group, Inc. (The)*	1,800	115,290
Hershey Co. (The)	7,200	726,552
Hormel Foods Corp.	4,595	261,226
Ingredion, Inc.	2,264	176,185
J&J Snack Foods Corp.	457	48,762
J.M. Smucker Co. (The)	2,260	261,550
Kellogg Co.	12,139	800,567
Keurig Green Mountain, Inc.(a)	3,900	435,747
Kraft Foods Group, Inc.	27,548	2,399,844
Lancaster Colony Corp.	722	68,713
McCormick & Co., Inc.(a)	3,500	269,885
Mead Johnson Nutrition Co.	9,381	943,072
Mondelez International, Inc., Class A	24,110	870,130
Pilgrim's Pride Corp.(a)	1,700	38,403
Pinnacle Foods, Inc.	58	2,367
Post Holdings, Inc.*	943	44,170
Sanderson Farms, Inc.(a)	839	66,826
Snyders-Lance, Inc.	1,354	43,274
Tootsie Roll Industries, Inc.(a)	330	11,215
TreeHouse Foods, Inc.*	1,116	94,882
Tyson Foods, Inc., Class A	8,302	317,967
WhiteWave Foods Co., Class A*	4,574	202,806
		11,343,633
Gas Utilities — 0.2%
AGL Resources, Inc.	3,357	166,675
Atmos Energy Corp.	2,900	160,370
Laclede Group, Inc. (The)	963	49,325
National Fuel Gas Co.	2,000	120,660
New Jersey Resources Corp.	2,300	71,438
ONE Gas, Inc.	1,600	69,168
Piedmont Natural Gas Co., Inc.	2,300	84,893
Questar Corp.	5,200	124,072
South Jersey Industries, Inc.	800	43,424
Southwest Gas Corp.	1,343	78,122
UGI Corp.	5,299	172,695
WGL Holdings, Inc.	1,400	78,960
		1,219,802
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	21,009	973,347
Alere, Inc.*	2,200	107,580
Align Technology, Inc.*	1,900	102,192
Baxter International, Inc.	21,484	1,471,654
Becton Dickinson and Co.	6,407	919,981
Boston Scientific Corp.*	23,627	419,379
Cantel Medical Corp.	1,074	51,015
Cooper Companies, Inc. (The)	1,358	254,516
CR Bard, Inc.	3,279	548,741
Cyberonics, Inc.*	1,115	72,386
DENTSPLY International, Inc.	3,375	171,754
DexCom, Inc.*	883	55,046
Edwards Lifesciences Corp.*	4,136	589,215
Globus Medical, Inc., Class A*	1,500	37,860
Haemonetics Corp.*	1,000	44,920
Halyard Health, Inc.(a)*	2,156	106,075
Hill-Rom Holdings, Inc.	1,606	78,694
Hologic, Inc.*	4,157	137,285
Idexx Laboratories, Inc.*	2,183	337,230
Integra LifeSciences Holdings Corp.*	800	49,320
Intuitive Surgical, Inc.*	900	454,527

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Masimo Corp.*	1,500	$49,470
Medtronic PLC	43,200	3,369,168
NuVasive, Inc.*	1,369	62,960
ResMed, Inc.(a)	3,245	232,926
Sirona Dental Systems, Inc.*	1,200	107,988
St. Jude Medical, Inc.	9,444	617,638
STERIS Corp.	1,900	133,513
Stryker Corp.	6,400	590,400
Teleflex, Inc.	764	92,314
Thoratec Corp.*	863	36,151
Varian Medical Systems, Inc.*	3,805	358,012
West Pharmaceutical Services, Inc.	1,773	106,752
Zimmer Holdings, Inc.	4,180	491,234
		13,231,243
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.(a)*	1,023	73,247
Aetna, Inc.	10,434	1,111,534
Air Methods Corp.(a)*	1,200	55,908
AmerisourceBergen Corp.	9,694	1,101,917
Amsurg Corp.*	900	55,368
Anthem, Inc.	9,092	1,403,896
Brookdale Senior Living, Inc.*	3,601	135,974
Cardinal Health, Inc.	13,412	1,210,701
Centene Corp.*	3,400	240,346
CIGNA Corp.	8,271	1,070,598
Community Health Systems, Inc.*	4,567	238,763
DaVita HealthCare Partners, Inc.*	6,642	539,862
Envision Healthcare Holdings, Inc.*	3,228	123,794
ExamWorks Group, Inc.*	300	12,486
Express Scripts Holding Co.*	22,131	1,920,307
HCA Holdings, Inc.*	9,940	747,786
Health Net, Inc.*	2,200	133,078
Healthsouth Corp.	3,958	175,577
Henry Schein, Inc.*	2,586	361,057
Humana, Inc.	3,785	673,805
Laboratory Corp. of America Holdings*	3,622	456,698
LifePoint Hospitals, Inc.*	1,533	112,599
Magellan Health, Inc.*	708	50,140
McKesson Corp.	8,359	1,890,806
Mednax, Inc.*	2,200	159,522
Molina Healthcare, Inc.*	700	47,103
Omnicare, Inc.	2,338	180,166
Owens & Minor, Inc.(a)	1,695	57,359
Patterson Cos., Inc.	2,215	108,070
Quest Diagnostics, Inc.(a)	4,415	339,293
Select Medical Holdings Corp.	2,804	41,583
Team Health Holdings, Inc.*	3,194	186,881
Tenet Healthcare Corp.*	4,329	214,329
UnitedHealth Group, Inc.	30,946	3,660,602
Universal Health Services, Inc., Class B	3,403	400,567
VCA, Inc.*	1,800	98,676
WellCare Health Plans, Inc.*	1,293	118,258
		19,508,656
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	2,600	31,096
athenahealth, Inc.(a)*	848	101,243
Cerner Corp.*	8,385	614,285
HMS Holdings Corp.(a)*	549	8,482
MedAssets, Inc.*	1,584	29,811
		784,917
Hotels, Restaurants & Leisure — 2.4%
Belmond Ltd., Class A*	1,547	18,997
Bloomin' Brands, Inc.	4,402	107,101
Bob Evans Farms, Inc.	800	37,008
Brinker International, Inc.	2,999	184,618
Buffalo Wild Wings, Inc.*	843	152,785
Carnival Corp.	5,000	239,200
Cheesecake Factory, Inc. (The)(a)	1,877	92,592
Chipotle Mexican Grill, Inc.*	1,200	780,648
Choice Hotels International, Inc.	1,000	64,070
Churchill Downs, Inc.	115	13,222
Cracker Barrel Old Country Store, Inc.(a)	700	106,498
Darden Restaurants, Inc.	4,092	283,739
Diamond Resorts International, Inc.*	51	1,705
DineEquity, Inc.	453	48,476
Domino's Pizza, Inc.	1,690	169,930
Dunkin' Brands Group, Inc.(a)	3,844	182,821
Fiesta Restaurant Group, Inc.*	484	29,524
Hyatt Hotels Corp., Class A*	1,300	76,986
International Game Technology(a)	7,900	137,539
Interval Leisure Group, Inc.	974	25,529
Jack in the Box, Inc.	1,879	180,234
Krispy Kreme Doughnuts, Inc.(a)*	1,700	33,983
Las Vegas Sands Corp.(a)	18,663	1,027,212
Life Time Fitness, Inc.*	1,300	92,248
Marriott International, Inc., Class A	7,066	567,541
Marriott Vacations Worldwide Corp.	295	23,910
McDonald's Corp.	47,187	4,597,901
MGM Resorts International(a)*	11,853	249,269
Norwegian Cruise Line Holdings Ltd.*	1,537	83,013
Panera Bread Co., Class A(a)*	1,166	186,554
Papa John's International, Inc.	1,461	90,304
Royal Caribbean Cruises Ltd.	3,973	325,190
Scientific Games Corp., Class A(a)*	1,400	14,658
SeaWorld Entertainment, Inc.	2,000	38,560
Six Flags Entertainment Corp.	2,952	142,906
Sonic Corp.	1,700	53,890
Starbucks Corp.	35,459	3,357,967
Starwood Hotels & Resorts Worldwide, Inc.	5,800	484,300
Texas Roadhouse, Inc.	1,857	67,651
Vail Resorts, Inc.	932	96,387
Wendy's Co. (The)	7,777	84,769
Wyndham Worldwide Corp.	5,679	513,779
Wynn Resorts Ltd.	3,048	383,682
Yum! Brands, Inc.	20,879	1,643,595
		17,092,491
Household Durables — 0.4%
DR Horton, Inc.	4,700	133,856
Garmin Ltd.(a)	3,681	174,921
Harman International Industries, Inc.	1,600	213,808
Helen of Troy Ltd.*	818	66,659
Jarden Corp.*	2,613	138,228
KB Home(a)	922	14,402
La-Z-Boy, Inc.	1,500	42,165
Leggett & Platt, Inc.	4,300	198,187
Lennar Corp., Class A	3,700	191,697
Lennar Corp., Class B	329	13,522
Meritage Homes Corp.*	900	43,776
Mohawk Industries, Inc.*	1,150	213,612
Newell Rubbermaid, Inc.	9,000	351,630
NVR, Inc.*	159	211,257
PulteGroup, Inc.	5,147	114,418
Ryland Group, Inc. (The)	1,375	67,017
Standard Pacific Corp.*	2,641	23,769
Taylor Morrison Home Corp., Class A*	469	9,779
Tempur-Pedic International, Inc.*	2,741	158,265
Toll Brothers, Inc.*	3,000	118,020

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
Tupperware Brands Corp.(a)	2,245	$154,950
Whirlpool Corp.	2,639	533,236
		3,187,174
Household Products — 1.7%
Church & Dwight Co., Inc.	4,810	410,870
Clorox Co. (The)	5,466	603,392
Colgate-Palmolive Co.	43,025	2,983,353
Energizer Holdings, Inc.	1,400	193,270
Kimberly-Clark Corp.	17,248	1,847,433
Procter & Gamble Co. (The)	68,829	5,639,848
Spectrum Brands Holdings, Inc.	817	73,171
		11,751,337
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	19,700	253,145
Calpine Corp.*	10,394	237,711
Dynegy, Inc.*	1,700	53,431
NRG Energy, Inc.	5,265	132,625
		676,912
Industrial Conglomerates — 1.8%
3M Co.	29,357	4,842,437
Carlisle Cos., Inc.	1,335	123,661
Danaher Corp.	14,740	1,251,426
General Electric Co.	238,457	5,916,118
Raven Industries, Inc.(a)	939	19,212
Roper Industries, Inc.	2,300	395,600
		12,548,454
Insurance — 1.9%
ACE Ltd.	4,660	519,543
Aflac, Inc.	9,980	638,820
Alleghany Corp.*	227	110,549
Allied World Assurance Co., Holdings Ltd.	1,940	78,376
Allstate Corp. (The)	9,625	685,011
American Equity Investment Life Holding Co.	1,900	55,347
American Financial Group, Inc.	1,500	96,225
American International Group, Inc.	19,300	1,057,447
Amtrust Financial Services, Inc.(a)	990	56,415
Aon PLC	8,406	807,985
Arch Capital Group Ltd.*	1,505	92,708
Arthur J Gallagher & Co.	2,127	99,437
Aspen Insurance Holdings Ltd.	2,100	99,183
Assurant, Inc.	1,504	92,361
Assured Guaranty Ltd.	4,900	129,311
Axis Capital Holdings Ltd.	2,200	113,476
Brown & Brown, Inc.	3,200	105,952
Chubb Corp. (The)	3,000	303,300
Cincinnati Financial Corp.	2,315	123,343
CNA Financial Corp.	559	23,159
CNO Financial Group, Inc.	6,200	106,764
Endurance Specialty Holdings Ltd.	1,200	73,368
Enstar Group Ltd.(a)*	300	42,558
Erie Indemnity Co., Class A	830	72,426
Everest Re Group Ltd.	1,000	174,000
First American Financial Corp.	2,357	84,098
FNF Group	3,562	130,939
Genworth Financial, Inc., Class A*	5,700	41,667
Hanover Insurance Group, Inc. (The)	1,273	92,394
Hartford Financial Services Group, Inc.	8,992	376,045
HCC Insurance Holdings, Inc.	2,301	130,398
Kemper Corp.	1,200	46,752
Lincoln National Corp.	3,358	192,951
Loews Corp.	4,514	184,307
Markel Corp.*	100	76,896
Marsh & McLennan Cos., Inc.	17,220	965,870
MBIA, Inc.*	3,900	36,270
Mercury General Corp.	800	46,200
MetLife, Inc.	13,686	691,827
Old Republic International Corp.	5,675	84,785
PartnerRe Ltd.	1,300	148,629
Primerica, Inc.	1,400	71,260
Principal Financial Group, Inc.	7,385	379,367
ProAssurance Corp.	1,800	82,638
Progressive Corp. (The)	12,227	332,574
Prudential Financial, Inc.	6,676	536,150
Reinsurance Group of America, Inc.	1,377	128,323
RenaissanceRe Holdings Ltd.	1,425	142,115
RLI Corp.	1,000	52,410
StanCorp Financial Group, Inc.	1,400	96,040
Symetra Financial Corp.	829	19,448
Torchmark Corp.	2,001	109,895
Travelers Companies, Inc. (The)	13,042	1,410,231
Unum Group	3,100	104,563
Validus Holdings Ltd.	1,687	71,023
Willis Group Holdings PLC	5,000	240,900
WR Berkley Corp.	2,531	127,841
XL Group PLC	3,181	117,061
		13,108,931
Internet & Catalog Retail — 1.5%
Amazon.com, Inc.*	15,744	5,858,342
Expedia, Inc.	3,803	357,976
Groupon, Inc.(a)*	7,600	54,796
HSN, Inc.	1,490	101,663
Lands' End, Inc.(a)*	357	12,809
Liberty Interactive Corp., Class A*	9,939	290,119
Liberty TripAdvisor Holdings, Inc., Class A*	2,162	68,730
Liberty Ventures, Series A*	3,575	150,186
NetFlix, Inc.*	1,300	541,697
Priceline Group, Inc. (The)*	2,084	2,426,089
Shutterfly, Inc.*	562	25,425
TripAdvisor, Inc.*	5,115	425,415
		10,313,247
Internet Software & Services — 2.0%
Akamai Technologies, Inc.*	4,036	286,738
AOL, Inc.*	1,288	51,018
Bankrate, Inc.*	1,027	11,646
CoStar Group, Inc.*	365	72,208
Dealertrack Technologies, Inc.(a)*	1,153	44,414
eBay, Inc.*	25,270	1,457,574
Envestnet, Inc.*	90	5,047
Equinix, Inc.	1,403	326,688
Facebook, Inc., Class A*	34,559	2,841,268
Google, Inc., Class A*	6,497	3,603,886
Google, Inc., Class C*	6,542	3,585,016
HomeAway, Inc.*	900	27,153
IAC/InterActiveCorp	2,053	138,516
j2 Global, Inc.	1,013	66,534
LinkedIn Corp., Class A*	1,505	376,039
NIC, Inc.	1,910	33,750
Rackspace Hosting, Inc.*	4,200	216,678
Shutterstock, Inc.(a)*	191	13,116
Twitter, Inc.*	2,532	126,802
VeriSign, Inc.*	3,800	254,486
Web.com Group, Inc.*	1,185	22,456
WebMD Health Corp.*	647	28,361
Yahoo!, Inc.*	12,611	560,370
Yelp, Inc.*	744	35,228
Zillow Group, Inc., Class A(a)*	436	43,731
		14,228,723

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services — 4.2%
Accenture PLC, Class A	30,618	$2,868,600
Acxiom Corp.*	2,292	42,379
Alliance Data Systems Corp.*	2,728	808,170
Amdocs Ltd.	2,698	146,771
Automatic Data Processing, Inc.	21,164	1,812,485
Blackhawk Network Holdings, Inc., Class B*	1,743	61,964
Booz Allen Hamilton Holding Corp.	3,898	112,808
Broadridge Financial Solutions, Inc.	5,322	292,763
CACI International, Inc., Class A*	756	67,980
Cardtronics, Inc.(a)*	1,505	56,588
Cognizant Technology Solutions Corp., Class A*	18,484	1,153,217
Computer Sciences Corp.	5,100	332,928
Convergys Corp.	3,200	73,184
CoreLogic, Inc.*	2,308	81,403
DST Systems, Inc.	906	100,303
EPAM Systems, Inc.*	505	30,951
Euronet Worldwide, Inc.*	1,400	82,250
Fidelity National Information Services, Inc.	8,383	570,547
Fiserv, Inc.*	9,400	746,360
FleetCor Technologies, Inc.*	2,730	412,012
Gartner, Inc., Class A*	4,045	339,173
Genpact Ltd.*	3,590	83,468
Global Payments, Inc.	2,729	250,195
Heartland Payment Systems, Inc.(a)	1,360	63,716
iGate Corp.*	1,600	68,256
International Business Machines Corp.(a)	45,376	7,282,848
Jack Henry & Associates, Inc.	2,700	188,703
Leidos Holdings, Inc.	913	38,309
Mastercard, Inc., Class A	48,736	4,210,303
MAXIMUS, Inc.	3,001	200,347
NeuStar, Inc., Class A(a)*	1,900	46,778
Paychex, Inc.	14,712	729,936
Science Applications International Corp.	1,571	80,671
Syntel, Inc.*	1,200	62,076
Teradata Corp.(a)*	5,974	263,692
Total System Services, Inc.	6,258	238,743
Unisys Corp.*	917	21,284
Vantiv, Inc., Class A*	6,385	240,714
VeriFone Systems, Inc.*	2,891	100,867
Visa, Inc., Class A(a)	63,052	4,124,231
Western Union Co. (The)(a)	23,670	492,573
WEX, Inc.*	1,363	146,332
Xerox Corp.	24,692	317,292
		29,444,170
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,397	123,326
Hasbro, Inc.(a)	4,346	274,841
Mattel, Inc.(a)	12,766	291,703
Polaris Industries, Inc.(a)	2,893	408,202
Vista Outdoor, Inc.*	2,160	92,491
		1,190,563
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	8,500	353,175
Bio-Rad Laboratories, Inc., Class A*	300	40,554
Bio-Techne Corp.	886	88,857
Bruker Corp.*	2,422	44,734
Charles River Laboratories International, Inc.*	1,550	122,900
Illumina, Inc.*	4,674	867,681
Mettler-Toledo International, Inc.*	1,316	432,503
Parexel International Corp.*	2,045	141,085
PerkinElmer, Inc.	2,100	107,394
Quintiles Transnational Holdings, Inc.*	1,700	113,849
Thermo Fisher Scientific, Inc.	7,927	1,064,913
Waters Corp.*	2,500	310,800
		3,688,445
Machinery — 1.9%
Actuant Corp., Class A	1,908	45,296
AGCO Corp.(a)	2,207	105,141
Allison Transmission Holdings, Inc.	5,003	159,796
Barnes Group, Inc.	800	32,392
Caterpillar, Inc.	23,611	1,889,588
Chart Industries, Inc.*	663	23,255
CLARCOR, Inc.	1,500	99,090
Colfax Corp.(a)*	1,496	71,404
Crane Co.	1,500	93,615
Cummins, Inc.	5,641	782,068
Deere & Co.(a)	15,657	1,372,962
Donaldson Co., Inc.	5,304	200,014
Dover Corp.	5,826	402,693
EnPro Industries, Inc.	200	13,190
Flowserve Corp.	5,932	335,099
Graco, Inc.	2,723	196,492
Greenbrier Cos., Inc. (The)(a)	500	29,000
Harsco Corp.	2,911	50,244
Hillenbrand, Inc.	1,890	58,344
Hyster-Yale Materials Handling, Inc.	300	21,987
IDEX Corp.	2,500	189,575
Illinois Tool Works, Inc.	15,000	1,457,100
Ingersoll-Rand PLC	5,898	401,536
ITT Corp.	1,744	69,603
Joy Global, Inc.(a)	2,250	88,155
Kennametal, Inc.	2,100	70,749
Lincoln Electric Holdings, Inc.	2,291	149,809
Manitowoc Co., Inc. (The)	5,372	115,820
Middleby Corp.*	1,500	153,975
Mueller Industries, Inc.	1,390	50,221
Mueller Water Products, Inc., Class A	5,028	49,526
Nordson Corp.	2,147	168,196
Oshkosh Corp.(a)	2,000	97,580
PACCAR, Inc.	13,736	867,291
Pall Corp.	3,500	351,365
Parker Hannifin Corp.(a)	3,376	401,001
Pentair PLC	4,165	261,937
Proto Labs, Inc.(a)*	473	33,110
RBC Bearings, Inc.	421	32,223
Rexnord Corp.*	3,100	82,739
Snap-On, Inc.	1,800	264,708
SPX Corp.	700	59,430
Stanley Black & Decker, Inc.	3,056	291,420
Terex Corp.	2,693	71,607
Timken Co.	1,644	69,278
Toro Co. (The)	2,327	163,169
Trimas Corp.*	1,468	45,200
Trinity Industries, Inc.(a)	4,800	170,448
Valmont Industries, Inc.(a)	771	94,740
WABCO Holdings, Inc.*	1,899	233,349
Wabtec Corp.	3,000	285,030
Watts Water Technologies, Inc., Class A	400	22,012
Woodward, Inc.	1,750	89,268
Xylem, Inc.	4,092	143,302
		13,076,142

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Marine — 0.0%
Kirby Corp.*	1,600	$120,080
Matson, Inc.	1,200	50,592
		170,672
Media — 3.8%
AMC Networks, Inc., Class A(a)*	1,725	132,204
Cablevision Systems Corp., Class A(a)	6,000	109,800
CBS Corp., Class A	1,116	68,779
CBS Corp., Class B	17,252	1,045,989
Charter Communications, Inc., Class A*	3,381	652,905
Cinemark Holdings, Inc.	3,817	172,032
Clear Channel Outdoor Holdings, Inc., Class A	1,565	15,838
Comcast Corp., Class A	83,256	4,701,466
Comcast Corp., Class A Special(a)	16,746	938,864
Cumulus Media, Inc., Class A*	2,209	5,456
DIRECTV*	15,943	1,356,749
Discovery Communications, Inc., Class A(a)*	4,379	134,698
Discovery Communications, Inc., Class C*	9,159	269,961
DISH Network Corp., Class A*	10,182	713,351
DreamWorks Animation SKG, Inc., Class A(a)*	1,400	33,880
Gannett Co., Inc.	4,839	179,430
Interpublic Group of Cos., Inc. (The)	14,910	329,809
John Wiley & Sons, Inc., Class A	1,300	79,482
Liberty Broadband Corp., Class A*	315	17,791
Liberty Broadband Corp., Class C*	821	46,469
Liberty Media Corp.*	1,263	48,689
Liberty Media Corp. Series C*	2,526	96,493
Lions Gate Entertainment Corp.(a)	2,600	88,192
Live Nation Entertainment, Inc.*	4,494	113,384
Loral Space & Communications, Inc.*	365	24,981
Madison Square Garden Co. (The), Class A*	1,643	139,080
Meredith Corp.	900	50,193
Morningstar, Inc.	700	52,437
New York Times Co. (The), Class A(a)	4,200	57,792
News Corp., Class A*	6,361	101,840
News Corp., Class B*	1,525	24,202
Nexstar Broadcasting Group, Inc., Class A(a)	900	51,498
Omnicom Group, Inc.	11,518	898,174
Regal Entertainment Group, Class A	2,586	59,064
Scripps Networks Interactive, Inc., Class A(a)	3,567	244,553
Sinclair Broadcast Group, Inc., Class A(a)	2,200	69,102
Sirius XM Holdings, Inc.(a)*	127,671	487,703
Starz - Liberty Capital, Class A*	3,657	125,837
Time Warner Cable, Inc.	8,458	1,267,685
Time Warner, Inc.	39,245	3,313,848
Time, Inc.(a)	2,965	66,535
Twenty-First Century Fox, Inc.	44,144	1,493,833
Twenty-First Century Fox, Inc., Class B	13,319	437,929
Viacom, Inc., Class A	294	20,195
Viacom, Inc., Class B	17,372	1,186,507
Walt Disney Co. (The)	51,592	5,411,485
		26,936,184
Metals & Mining — 0.4%
Alcoa, Inc.	26,762	345,765
Allegheny Technologies, Inc.	3,100	93,031
Carpenter Technology Corp.	1,500	58,320
Commercial Metals Co.	3,500	56,665
Compass Minerals International, Inc.	1,484	138,324
Freeport-McMoRan, Inc.	31,168	590,634
Newmont Mining Corp.	8,954	194,391
Nucor Corp.	7,600	361,228
Reliance Steel & Aluminum Co.	2,000	122,160
Royal Gold, Inc.	1,700	107,287
Southern Copper Corp.(a)	6,389	186,431
Steel Dynamics, Inc.	5,800	116,580
Stillwater Mining Co.(a)*	1,623	20,969
SunCoke Energy, Inc.	1,575	23,530
TimkenSteel Corp.	1,300	34,411
United States Steel Corp.(a)	2,823	68,881
Worthington Industries, Inc.	1,249	33,236
		2,551,843
Multi-Utilities — 0.9%
Alliant Energy Corp.	3,400	214,200
Ameren Corp.	4,400	185,680
Avista Corp.	1,800	61,524
Black Hills Corp.	1,300	65,572
Centerpoint Energy, Inc.	11,464	233,980
CMS Energy Corp.	8,045	280,851
Consolidated Edison, Inc.	9,055	552,355
Dominion Resources, Inc.	17,643	1,250,359
DTE Energy Co.	5,100	411,519
Integrys Energy Group, Inc.	2,277	163,990
MDU Resources Group, Inc.	5,825	124,306
NiSource, Inc.	8,652	382,072
NorthWestern Corp.	1,200	64,548
PG&E Corp.	11,479	609,191
Public Service Enterprise Group, Inc.	13,835	579,963
SCANA Corp.	3,636	199,944
Sempra Energy	6,600	719,532
TECO Energy, Inc.	6,551	127,089
Vectren Corp.	2,300	101,522
Wisconsin Energy Corp.(a)	5,853	289,723
		6,617,920
Multiline Retail — 0.9%
Big Lots, Inc.(a)	1,700	81,651
Burlington Stores, Inc.*	1,761	104,639
Dillard's, Inc., Class A	915	124,907
Dollar General Corp.*	11,236	846,970
Dollar Tree, Inc.*	9,149	742,395
Family Dollar Stores, Inc.	4,062	321,873
J.C. Penney Co., Inc.(a)*	4,700	39,527
Kohl's Corp.	8,612	673,889
Macy's, Inc.	16,408	1,065,043
Nordstrom, Inc.	6,801	546,256
Sears Holdings Corp.(a)*	1,189	49,201
Target Corp.	23,115	1,897,048
		6,493,399
Oil, Gas & Consumable Fuels — 5.7%
Alpha Natural Resources, Inc.(a)*	1,513	1,513
Anadarko Petroleum Corp.	19,898	1,647,753
Apache Corp.	11,800	711,894
Bonanza Creek Energy, Inc.*	1,179	29,074
Cabot Oil & Gas Corp.	18,162	536,324
California Resources Corp.(a)	11,858	90,239
Carrizo Oil & Gas, Inc.*	1,500	74,475
Cheniere Energy, Inc.*	6,794	525,856
Chesapeake Energy Corp.(a)	18,800	266,208
Chevron Corp.	42,605	4,472,673
Cimarex Energy Co.	3,023	347,917

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Cobalt International Energy, Inc.*	3,864	$36,360
Concho Resources, Inc.*	4,000	463,680
ConocoPhillips	39,363	2,450,740
CONSOL Energy, Inc.	3,600	100,404
Continental Resources, Inc.(a)*	3,942	172,147
CVR Energy, Inc.(a)	600	25,536
Delek US Holdings, Inc.	1,000	39,750
Denbury Resources, Inc.(a)	5,421	39,519
Devon Energy Corp.	12,075	728,243
Diamondback Energy, Inc.*	851	65,391
Energen Corp.	2,300	151,800
Energy XXI Ltd.(a)	1,891	6,883
EnLink Midstream LLC	1,100	35,794
EOG Resources, Inc.	19,314	1,770,901
EQT Corp.	4,577	379,296
Exxon Mobil Corp.	138,505	11,772,925
GasLog Ltd.(a)	343	6,661
Green Plains, Inc.	300	8,565
Gulfport Energy Corp.*	1,629	74,787
Hess Corp.	6,480	439,798
HollyFrontier Corp.	2,461	99,105
Kinder Morgan, Inc.	32,351	1,360,683
Kosmos Energy Ltd.*	3,400	26,894
Laredo Petroleum, Inc.(a)*	1,900	24,776
LinnCo LLC(a)	2,688	25,724
Marathon Oil Corp.	22,628	590,817
Marathon Petroleum Corp.	11,118	1,138,372
Matador Resources Co.(a)*	1,661	36,409
Murphy Oil Corp.	5,421	252,619
Newfield Exploration Co.*	4,300	150,887
Noble Energy, Inc.	11,261	550,663
Oasis Petroleum, Inc.(a)*	3,512	49,941
Occidental Petroleum Corp.	20,414	1,490,222
ONEOK, Inc.	9,360	451,527
PBF Energy, Inc., Class A	2,220	75,302
PDC Energy, Inc.*	1,026	55,445
Peabody Energy Corp.(a)	5,600	27,552
Phillips 66	10,131	796,297
Pioneer Natural Resources Co.	2,202	360,049
QEP Resources, Inc.	5,600	116,760
Range Resources Corp.	5,506	286,532
Rosetta Resources, Inc.*	1,900	32,338
SandRidge Energy, Inc.(a)*	12,647	22,512
Scorpio Tankers, Inc.	5,186	48,852
SemGroup Corp., Class A	841	68,407
SM Energy Co.	2,100	108,528
Southwestern Energy Co.(a)*	14,942	346,505
Spectra Energy Corp.	20,419	738,555
Stone Energy Corp.*	1,499	22,005
Targa Resources Corp.	1,708	163,609
Teekay Corp.	2,035	94,770
Tesoro Corp.	3,760	343,250
Ultra Petroleum Corp.(a)*	4,500	70,335
Valero Energy Corp.	16,318	1,038,151
W&T Offshore, Inc.(a)	1,700	8,687
Western Refining, Inc.	2,500	123,475
Whiting Petroleum Corp.*	5,895	182,156
Williams Companies, Inc. (The)	19,569	989,996
World Fuel Services Corp.	1,600	91,968
WPX Energy, Inc.*	5,710	62,410
		39,996,191
Paper & Forest Products — 0.2%
Domtar Corp.	2,000	92,440
International Paper Co.	14,819	822,306
KapStone Paper and Packaging Corp.	2,832	93,003
Louisiana-Pacific Corp.(a)*	3,743	61,797
Resolute Forest Products, Inc.*	1,425	24,581
Schweitzer-Mauduit International, Inc.	933	43,030
		1,137,157
Personal Products — 0.2%
Avon Products, Inc.(a)	11,100	88,689
Estee Lauder Companies, Inc. (The), Class A	10,497	872,931
Herbalife Ltd.(a)	1,209	51,697
Nu Skin Enterprises, Inc., Class A(a)	1,688	101,634
Revlon, Inc., Class A*	344	14,173
		1,129,124
Pharmaceuticals — 5.1%
AbbVie, Inc.	77,280	4,523,971
Actavis PLC*	10,996	3,272,629
Akorn, Inc.(a)*	2,700	128,277
Bristol-Myers Squibb Co.	37,726	2,433,327
Eli Lilly & Co.	23,281	1,691,365
Endo International PLC*	2,056	184,423
Hospira, Inc.*	4,332	380,523
Impax Laboratories, Inc.(a)*	1,887	88,444
Jazz Pharmaceuticals PLC(a)*	1,600	276,464
Johnson & Johnson	90,562	9,110,537
Lannett Co., Inc.(a)*	997	67,507
Mallinckrodt PLC(a)*	2,529	320,298
Medicines Co. (The)*	1,632	45,729
Merck & Co., Inc.	92,060	5,291,609
Mylan NV*	14,428	856,302
Pacira Pharmaceuticals, Inc.(a)*	500	44,425
Perrigo Co. PLC	1,701	281,600
Pfizer, Inc.	145,316	5,055,544
Prestige Brands Holdings, Inc.*	1,608	68,967
Salix Pharmaceuticals Ltd.*	2,100	362,901
Taro Pharmaceutical Industries Ltd.*	463	65,297
Theravance Biopharma, Inc.*	700	12,145
Zoetis, Inc.	25,143	1,163,869
		35,726,153
Professional Services — 0.4%
Advisory Board Co. (The)*	1,000	53,280
Corporate Executive Board Co. (The)	1,546	123,464
Dun & Bradstreet Corp.	1,200	154,032
Equifax, Inc.	3,590	333,870
FTI Consulting, Inc.*	1,200	44,952
Huron Consulting Group, Inc.*	1,034	68,399
IHS, Inc., Class A*	1,300	147,888
Korn/Ferry International	800	26,296
Manpowergroup, Inc.	1,600	137,840
Nielsen NV	7,179	319,968
On Assignment, Inc.*	1,277	48,998
Robert Half International, Inc.	6,151	372,259
Towers Watson & Co., Class A	1,500	198,277
Verisk Analytics, Inc., Class A*	6,657	475,310
		2,504,833
Real Estate Investment Trusts (REITs) — 0.0%
Iron Mountain, Inc.(a)	6,739	245,839
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	1,272	54,925
Altisource Asset Management Corp.*	40	7,405
Altisource Portfolio Solutions SA(a)*	400	5,148
CBRE Group, Inc.*	10,586	409,784
Forest City Enterprises, Inc., Class A*	4,153	105,985
Howard Hughes Corp. (The)*	489	75,805

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development (Continued)
Jones Lang LaSalle, Inc.	1,300	$221,520
Kennedy-Wilson Holdings, Inc.	1,369	35,786
Realogy Holdings Corp.*	3,649	165,956
St. Joe Co. (The)(a)*	1,588	29,473
		1,111,787
Road & Rail — 1.2%
AMERCO	300	99,120
Avis Budget Group, Inc.*	4,512	266,276
Con-way, Inc.	1,800	79,434
CSX Corp.	37,825	1,252,764
Genesee & Wyoming, Inc., Class A*	900	86,796
Heartland Express, Inc.(a)	1,283	30,484
Hertz Global Holdings, Inc.*	19,741	427,985
JB Hunt Transport Services, Inc.	3,797	324,245
Kansas City Southern	2,976	303,790
Knight Transportation, Inc.	1,500	48,375
Landstar System, Inc.	1,847	122,456
Norfolk Southern Corp.	9,542	982,063
Old Dominion Freight Line, Inc.*	2,371	183,278
Ryder System, Inc.	2,122	201,356
Swift Transportation Co.*	3,554	92,475
Union Pacific Corp.	34,881	3,777,961
Werner Enterprises, Inc.	1,200	37,692
		8,316,550
Semiconductors & Semiconductor Equipment — 2.4%
Altera Corp.	4,000	171,640
Amkor Technology, Inc.*	246	2,173
Analog Devices, Inc.	5,272	332,136
Applied Materials, Inc.	27,400	618,144
Atmel Corp.	4,300	35,389
Avago Technologies Ltd.	8,734	1,109,043
Broadcom Corp., Class A	11,349	491,355
Cavium, Inc.*	704	49,857
Cirrus Logic, Inc.*	1,900	63,194
Cree, Inc.(a)*	1,745	61,930
Entegris, Inc.*	4,137	56,636
Fairchild Semiconductor International, Inc.*	3,875	70,448
First Solar, Inc.*	1,200	71,748
Freescale Semiconductor Ltd.*	2,996	122,117
Integrated Device Technology, Inc.*	3,400	68,068
Intel Corp.	194,619	6,085,736
Intersil Corp., Class A	2,035	29,141
Kla-Tencor Corp.	4,689	273,322
Lam Research Corp.	4,962	348,506
Linear Technology Corp.	10,678	499,730
Marvell Technology Group Ltd.	4,100	60,270
Maxim Integrated Products, Inc.	6,609	230,059
Microchip Technology, Inc.(a)	6,165	301,469
Micron Technology, Inc.*	41,549	1,127,224
Microsemi Corp.*	1,700	60,180
MKS Instruments, Inc.	1,183	39,997
NVIDIA Corp.	13,300	278,303
ON Semiconductor Corp.*	13,130	159,004
PMC - Sierra, Inc.*	1,900	17,632
Power Integrations, Inc.	73	3,802
Qorvo, Inc.*	1,881	149,916
Semtech Corp.*	600	15,987
Silicon Laboratories, Inc.*	600	30,462
Skyworks Solutions, Inc.	5,600	550,424
SunEdison, Inc.(a)*	3,754	90,096
Synaptics, Inc.(a)*	248	20,164
Teradyne, Inc.	4,278	80,640
Tessera Technologies, Inc.	116	4,672
Texas Instruments, Inc.	48,972	2,800,464
Veeco Instruments, Inc.*	312	9,532
Xilinx, Inc.	7,467	315,854
		16,906,464
Software — 3.9%
ACI Worldwide, Inc.*	4,317	93,506
Activision Blizzard, Inc.	12,038	273,564
Adobe Systems, Inc.*	5,980	442,161
Advent Software, Inc.	1,304	57,519
ANSYS, Inc.*	1,910	168,443
Aspen Technology, Inc.*	4,099	157,771
Autodesk, Inc.*	3,449	202,249
Blackbaud, Inc.	1,588	75,239
CA, Inc.	9,776	318,795
Cadence Design Systems, Inc.(a)*	7,900	145,676
CDK Global, Inc.	6,230	291,315
Citrix Systems, Inc.*	4,687	299,359
Commvault Systems, Inc.*	1,045	45,667
Covisint Corp.*	785	1,594
Electronic Arts, Inc.*	9,606	564,977
Factset Research Systems, Inc.(a)	1,750	278,600
Fair Isaac Corp.	950	84,284
FireEye, Inc.(a)*	1,314	51,574
Fortinet, Inc.*	4,373	152,836
Guidewire Software, Inc.*	539	28,357
Informatica Corp.*	1,500	65,782
Intuit, Inc.	12,778	1,238,955
Manhattan Associates, Inc.*	3,523	178,299
Mentor Graphics Corp.	3,300	79,299
Microsoft Corp.	316,572	12,870,235
NetScout Systems, Inc.(a)*	176	7,718
NetSuite, Inc.(a)*	461	42,762
Nuance Communications, Inc.*	6,700	96,145
Oracle Corp.	142,147	6,133,643
Pegasystems, Inc.	704	15,312
Progress Software Corp.*	1,412	38,364
PTC, Inc.*	3,880	140,340
Red Hat, Inc.*	4,200	318,150
Rovi Corp.(a)*	1,378	25,093
Salesforce.com, Inc.*	9,044	604,230
ServiceNow, Inc.*	1,883	148,343
SolarWinds, Inc.*	2,054	105,247
Solera Holdings, Inc.	2,558	132,146
Splunk, Inc.*	864	51,149
SS&C Technologies Holdings, Inc.	1,858	115,753
Symantec Corp.	20,392	476,459
Synchronoss Technologies, Inc.*	800	37,968
Synopsys, Inc.*	3,000	138,960
Tableau Software, Inc., Class A*	700	64,764
Take-Two Interactive Software, Inc.*	3,783	96,296
Tyler Technologies, Inc.*	1,062	128,003
Ultimate Software Group, Inc.(a)*	850	144,462
Verint Systems, Inc.*	1,976	122,374
VMware, Inc.*	2,125	174,271
Workday, Inc. Class A(a)*	1,473	124,336
Zynga, Inc., Class A(a)*	18,104	51,596
		27,699,940
Specialty Retail — 3.4%
Aaron's, Inc.	2,250	63,698
Abercrombie & Fitch Co., Class A(a)	2,500	55,100
Advance Auto Parts, Inc.	3,281	491,133
American Eagle Outfitters, Inc.(a)	4,750	81,130
Ann, Inc.*	2,256	92,564
Asbury Automotive Group, Inc.*	1,176	97,726
Ascena Retail Group, Inc.*	4,000	58,040

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
AutoNation, Inc.*	2,461	$158,316
AutoZone, Inc.*	1,160	791,306
Bed Bath & Beyond, Inc.*	8,946	686,829
Best Buy Co., Inc.	9,987	377,409
Buckle, Inc. (The)(a)	900	45,981
Cabela's, Inc.(a)*	500	27,990
Carmax, Inc.(a)*	6,046	417,234
Chico's FAS, Inc.	2,800	49,532
Conn's, Inc.(a)*	800	24,224
CST Brands, Inc.	3,093	135,566
Dick's Sporting Goods, Inc.	3,100	176,669
DSW, Inc., Class A	2,490	91,831
Express, Inc.*	2,600	42,978
Five Below, Inc.(a)*	1,400	49,798
Foot Locker, Inc.	5,009	315,567
GameStop Corp., Class A(a)	3,588	136,200
Gap, Inc. (The)	11,172	484,083
Genesco, Inc.*	700	49,861
GNC Holdings, Inc., Class A	3,256	159,772
Group 1 Automotive, Inc.	680	58,704
Guess?, Inc.(a)	1,900	35,321
Hibbett Sports, Inc.*	557	27,326
Home Depot, Inc. (The)	64,918	7,375,334
L Brands, Inc.	7,378	695,672
Lithia Motors, Inc., Class A	900	89,469
Lowe's Cos., Inc.	46,660	3,471,037
Lumber Liquidators Holdings, Inc.*	853	26,255
Men's Wearhouse, Inc. (The)	1,168	60,970
Monro Muffler Brake, Inc.(a)	783	50,934
Murphy USA, Inc.*	2,086	150,964
O'Reilly Automotive, Inc.*	4,697	1,015,679
Office Depot, Inc.*	14,200	130,640
Outerwall, Inc.(a)	1,000	66,120
Penske Auto Group, Inc.	1,318	67,864
Pier 1 Imports, Inc.(a)	3,200	44,736
Rent-A-Center, Inc.	1,700	46,648
Restoration Hardware Holdings, Inc.*	1,047	103,852
Ross Stores, Inc.	9,449	995,547
Sally Beauty Holdings, Inc.*	5,102	175,356
Select Comfort Corp.*	1,700	58,599
Signet Jewelers Ltd.	2,400	333,096
Staples, Inc.	13,200	214,962
Tiffany & Co.	2,937	258,485
TJX Cos., Inc.	32,277	2,261,004
Tractor Supply Co.	6,137	522,013
Ulta Salon Cosmetics & Fragrance, Inc.*	2,100	316,785
Urban Outfitters, Inc.*	3,400	155,210
Vitamin Shoppe, Inc.(a)*	676	27,844
Williams-Sonoma, Inc.	4,000	318,840
		24,315,803
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.	2,255	208,520
Coach, Inc.	7,810	323,568
Columbia Sportswear Co.	258	15,712
Deckers Outdoor Corp.(a)*	977	71,194
Fossil Group, Inc.(a)*	2,139	176,361
G-III Apparel Group Ltd.(a)*	283	31,880
Hanesbrands, Inc.	18,968	635,618
Iconix Brand Group, Inc.(a)*	1,972	66,397
Kate Spade & Co.*	2,927	97,732
Lululemon Athletica, Inc.*	2,200	140,844
Michael Kors Holdings Ltd.*	8,573	563,675
NIKE, Inc., Class B	27,328	2,741,818
PVH Corp.	1,160	123,610
Ralph Lauren Corp.	1,600	210,400
Skechers U.S.A., Inc., Class A*	600	43,146
Steven Madden Ltd.*	1,944	73,872
Tumi Holdings, Inc.*	423	10,347
Under Armour, Inc., Class A(a)*	4,800	387,600
VF Corp.	12,495	940,998
Wolverine World Wide, Inc.(a)	3,200	107,040
		6,970,332
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	4,009	50,113
Hudson City Bancorp, Inc.	13,407	140,505
New York Community Bancorp, Inc.(a)	5,639	94,341
Ocwen Financial Corp.*	3,425	28,256
People's United Financial, Inc.(a)	6,618	100,594
TFS Financial Corp.	2,631	38,623
Washington Federal, Inc.	2,947	64,259
		516,691
Tobacco — 1.4%
Altria Group, Inc.	92,614	4,632,552
Lorillard, Inc.	10,800	705,780
Philip Morris International, Inc.	49,564	3,733,656
Reynolds American, Inc.	14,839	1,022,556
		10,094,544
Trading Companies & Distributors — 0.3%
Air Lease Corp.	2,200	83,028
Applied Industrial Technologies, Inc.	1,164	52,776
Beacon Roofing Supply, Inc.*	1,400	43,820
DXP Enterprises, Inc.*	295	13,007
Fastenal Co.(a)	11,794	488,684
GATX Corp.	1,100	63,778
HD Supply Holdings, Inc.*	4,045	126,022
MRC Global, Inc.(a)*	3,000	35,550
MSC Industrial Direct Co., Class A	1,400	101,080
NOW, Inc.(a)*	2,249	48,668
TAL International Group, Inc.*	773	31,484
Textainer Group Holdings Ltd.	52	1,560
United Rentals, Inc.(a)*	3,964	361,358
Veritiv Corp.*	226	9,973
Watsco, Inc.	800	100,560
WESCO International, Inc.(a)*	1,300	90,857
WW Grainger, Inc.(a)	2,476	583,866
		2,236,071
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc.*	844	12,930
Water Utilities — 0.1%
American Water Works Co., Inc.	5,000	271,050
Aqua America, Inc.	5,042	132,857
		403,907
Wireless Telecommunication Services — 0.1%
SBA Communications Corp., Class A*	5,198	608,686
Sprint Corp.(a)*	8,715	41,309
T-Mobile US, Inc.*	7,574	240,020
Telephone & Data Systems, Inc.	2,613	65,064
United States Cellular Corp.*	400	14,288
		969,367
TOTAL COMMON STOCKS
(Identified Cost $360,901,877)		673,723,844

RIGHTS & WARRANTS — 0.0%
Consumer Discretionary — 0.0%
Safeway Casa Ley Contingent Value(b)*	10,610	10,768
Safeway PDC, LLC Contingent Value(b)*	10,610	518
		11,286

See notes to financial statements.

	SHARES	VALUE†
RIGHTS & WARRANTS (Continued)
Health Care Providers & Services — 0.0%
Community Health Systems, Inc., expires 1/4/16*	7,172	$158
TOTAL RIGHTS & WARRANTS
(Identified Cost $11,752)		11,444

MUTUAL FUNDS — 4.1%
Other — 4.1%
DFA U.S. Micro Cap Portfolio	1,445,772	28,857,601
TOTAL MUTUAL FUNDS
(Identified Cost $18,589,209)		28,857,601

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,572,928	2,572,928
		2,572,929
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,572,929)		2,572,929

COLLATERAL FOR SECURITIES ON LOAN — 3.8%
Short-Term — 3.8%
State Street Navigator Securities Lending Prime Portfolio	26,669,314	26,669,314
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $26,669,314)		26,669,314
Total Investments — 104.0%
(Identified Cost $408,745,081)#		731,835,132
Liabilities, Less Cash and Other Assets — (4.0%)		(28,131,179)

Net Assets — 100.0%		$703,703,953

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2015, the market value of the securities on loan was $39,415,103.
(b)	Bankrupt security/delisted.
*	Non-income producing security.
#

At March 31, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $408,745,081. Net unrealized appreciation aggregated $323,090,051 of which $327,040,823 related to appreciated investment securities and $3,950,772 related to depreciated investment securities.

See notes to financial statements.

SA U.S. Core Market Fund

March 31, 2015
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	19.5%
Consumer Discretionary	15.2%
Financials	13.9%
Health Care	13.9%
Industrials	11.9%
Consumer Staples	9.7%
Energy	6.9%
Materials	3.9%
Utilities	2.7%
Telecommunication Services	2.4%
GIC Sector is Empty	—%
100.0%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.6%
BE Aerospace, Inc.(a)	3,402	$216,435
L-3 Communications Holdings, Inc.	15,476	1,946,726
Northrop Grumman Corp.	34,405	5,537,829
Precision Castparts Corp.	2,011	422,310
Textron, Inc.	6,404	283,889
		8,407,189
Air Freight & Logistics — 0.7%
FedEx Corp.	23,058	3,814,946
Airlines — 1.1%
Alaska Air Group, Inc.	2,442	161,611
JetBlue Airways Corp.(a)*	18,815	362,189
Southwest Airlines Co.	121,103	5,364,863
		5,888,663
Auto Components — 0.2%
Autoliv, Inc.(a)	1,345	158,401
Goodyear Tire & Rubber Co. (The)	7,940	215,015
Johnson Controls, Inc.	6,562	330,987
Lear Corp.	5,319	589,452
TRW Automotive Holdings Corp.*	41	4,299
		1,298,154
Automobiles — 1.7%
Ford Motor Co.	293,525	4,737,493
General Motors Co.	122,969	4,611,338
		9,348,831
Beverages — 0.2%
Molson Coors Brewing Co., Class B	14,351	1,068,432
Building Products — 0.1%
Owens Corning	17,316	751,514
Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	59,441	2,391,906
E*Trade Financial Corp.*	15,035	429,324
Goldman Sachs Group, Inc. (The)	36,970	6,949,251
Legg Mason, Inc.	14,350	792,120
Morgan Stanley	80,814	2,884,252
State Street Corp.	5,703	419,341
		13,866,194
Chemicals — 0.9%
Ashland, Inc.	8,474	1,078,825
CF Industries Holdings, Inc.	2,655	753,170
Dow Chemical Co. (The)	30,379	1,457,584
Eastman Chemical Co.	4,365	302,320
Mosaic Co. (The)	25,109	1,156,521
		4,748,420
Commercial Banks — 8.8%
Bank of America Corp.	401,196	6,174,407
BB&T Corp.	21,263	829,044
CIT Group, Inc.	2,086	94,120
Citigroup, Inc.	129,458	6,669,676
City National Corp.	432	38,483
Comerica, Inc.(a)	2,040	92,065
Fifth Third Bancorp	68,087	1,283,440
Huntington Bancshares, Inc.	53,373	589,772
JPMorgan Chase & Co.	298,384	18,076,103
KeyCorp	27,996	396,423
M&T Bank Corp.(a)	7,745	983,615
PNC Financial Services Group, Inc. (The)	27,612	2,574,543
Regions Financial Corp.	188,492	1,781,249
SunTrust Banks, Inc.	34,538	1,419,167
Wells Fargo & Co.	110,420	6,006,848
Zions Bancorporation(a)	27,251	735,777
		47,744,732
Commercial Services & Supplies — 0.6%
ADT Corp. (The)(a)	29,352	1,218,695
KAR Auction Services, Inc.	3,007	114,056
Republic Services, Inc.	44,545	1,806,745
Waste Connections, Inc.	4,874	234,634
		3,374,130
Communications Equipment — 1.9%
ARRIS Group, Inc.*	300	8,668
Brocade Communications Systems, Inc.	23,011	273,026
Cisco Systems, Inc.	339,811	9,353,298
EchoStar Corp., Class A*	3,599	186,140
Juniper Networks, Inc.	27,563	622,373
		10,443,505
Computers & Peripherals — 2.3%
EMC Corp.	102,304	2,614,890
Hewlett-Packard Co.	278,314	8,672,264
NCR Corp.*	6,760	199,488
Western Digital Corp.	8,401	764,575
		12,251,217
Construction & Engineering — 0.2%
AECOM*	4,983	153,576
Jacobs Engineering Group, Inc.(a)*	7,838	353,964
Quanta Services, Inc.*	18,387	524,581
		1,032,121
Construction Materials — 0.3%
Vulcan Materials Co.	20,131	1,697,043
Consumer Finance — 0.9%
Capital One Financial Corp.	57,750	4,551,855
Navient Corp.	9,220	187,443
		4,739,298
Containers & Packaging — 0.5%
Bemis Co., Inc.	7,469	345,889
MeadWestvaco Corp.	27,613	1,377,060
Rock-Tenn Co., Class A	13,151	848,240
Sonoco Products Co.	7,321	332,813
		2,904,002
Diversified Consumer Services — 0.3%
Graham Holdings Co., Class B	1,054	1,106,310
Service Corp. International	11,723	305,384
		1,411,694
Diversified Financial Services — 0.7%
CME Group, Inc.	25,773	2,440,961
Leucadia National Corp.(a)	6,993	155,874
NASDAQ OMX Group, Inc. (The)	16,965	864,197
Voya Financial, Inc.	7,020	302,632
		3,763,664
Diversified Telecommunication Services — 4.1%
AT&T, Inc.(a)	582,446	19,016,862
CenturyLink, Inc.	74,065	2,558,945
Frontier Communications Corp.(a)	79,576	561,011
Windstream Holdings, Inc.	32,932	243,697
		22,380,515
Electrical Equipment — 0.3%
Eaton Corp. PLC	23,828	1,618,874
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.*	17,315	1,058,812
Avnet, Inc.	21,043	936,414
Corning, Inc.	67,872	1,539,337
Ingram Micro, Inc., Class A*	23,840	598,861

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Jabil Circuit, Inc.	16,027	$374,711
		4,508,135
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	57,947	3,684,270
Diamond Offshore Drilling, Inc.(a)	4,278	114,608
Helmerich & Payne, Inc.(a)	18,327	1,247,519
National Oilwell Varco, Inc.	54,238	2,711,358
Noble Corp. PLC(a)	32,284	461,015
Transocean Ltd.(a)	47,610	698,439
Weatherford International PLC*	62,421	767,778
		9,684,987
Food & Staples Retailing — 3.4%
CVS Health Corp.	180,167	18,595,036
Food Products — 2.6%
Archer-Daniels-Midland Co.	72,181	3,421,380
Bunge Ltd.	17,784	1,464,690
ConAgra Foods, Inc.	23,981	876,026
Ingredion, Inc.	3,551	276,339
J.M. Smucker Co. (The)(a)	18,900	2,187,297
Mondelez International, Inc., Class A	94,180	3,398,956
Pinnacle Foods, Inc.	2,026	82,681
Seaboard Corp.*	76	314,032
Tyson Foods, Inc., Class A	47,798	1,830,663
		13,852,064
Gas Utilities — 0.1%
UGI Corp.	9,509	309,898
Health Care Equipment & Supplies — 1.0%
Becton Dickinson and Co.	2,480	356,103
Boston Scientific Corp.*	180,453	3,203,041
Hologic, Inc.*	41,113	1,357,757
Teleflex, Inc.(a)	2,865	346,178
		5,263,079
Health Care Providers & Services — 6.2%
Aetna, Inc.	59,961	6,387,645
Anthem, Inc.	53,394	8,244,568
Brookdale Senior Living, Inc.*	1,591	60,076
CIGNA Corp.	10,533	1,363,392
Community Health Systems, Inc.(a)*	11,365	594,162
Express Scripts Holding Co.*	87,056	7,553,849
Humana, Inc.	23,386	4,163,176
Mednax, Inc.*	1,600	116,016
Omnicare, Inc.(a)	17,088	1,316,801
Quest Diagnostics, Inc.(a)	6,334	486,768
UnitedHealth Group, Inc.	27,893	3,299,463
		33,585,916
Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.	29,232	1,398,459
Hyatt Hotels Corp., Class A(a)*	3,874	229,418
MGM Resorts International(a)*	84,812	1,783,596
Norwegian Cruise Line Holdings Ltd.*	4,269	230,569
Royal Caribbean Cruises Ltd.(a)	32,567	2,665,609
Wendy's Co. (The)	5,160	56,244
		6,363,895
Household Durables — 0.8%
DR Horton, Inc.	27,034	769,928
Lennar Corp., Class A(a)	14,410	746,582
Mohawk Industries, Inc.*	8,520	1,582,590
PulteGroup, Inc.	5,886	130,846
Toll Brothers, Inc.(a)*	11,379	447,650
Whirlpool Corp.	4,134	835,316
		4,512,912
Household Products — 0.1%
Energizer Holdings, Inc.	2,400	331,320
Independent Power Producers & Energy Traders — 0.3%
Calpine Corp.*	17,042	389,750
NRG Energy, Inc.	54,951	1,384,216
		1,773,966
Industrial Conglomerates — 3.9%
Carlisle Cos., Inc.	100	9,263
Danaher Corp.	8,318	706,198
General Electric Co.	814,538	20,208,688
		20,924,149
Insurance — 6.7%
ACE Ltd.	7,305	814,434
Aflac, Inc.	30,376	1,944,368
Alleghany Corp.*	307	149,509
Allied World Assurance Co., Holdings Ltd.	16,734	676,054
Allstate Corp. (The)	29,933	2,130,332
American Financial Group, Inc.	14,278	915,934
American International Group, Inc.	85,649	4,692,709
American National Insurance Co.	1,900	186,941
Arch Capital Group Ltd.*	1,703	104,905
Assurant, Inc.	11,641	714,874
Assured Guaranty Ltd.	13,828	364,921
Axis Capital Holdings Ltd.	16,381	844,932
Chubb Corp. (The)(a)	5,163	521,979
Cincinnati Financial Corp.(a)	3,641	193,992
CNA Financial Corp.	9,605	397,935
Everest Re Group Ltd.	5,297	921,678
Genworth Financial, Inc., Class A(a)*	84,660	618,865
Hartford Financial Services Group, Inc.	74,550	3,117,681
HCC Insurance Holdings, Inc.	3,840	217,613
Lincoln National Corp.	26,059	1,497,350
Loews Corp.	37,469	1,529,859
Markel Corp.*	301	231,457
MetLife, Inc.	46,445	2,347,795
Old Republic International Corp.	12,458	186,122
PartnerRe Ltd.	7,627	871,995
Principal Financial Group, Inc.	24,341	1,250,397
Prudential Financial, Inc.	23,442	1,882,627
Reinsurance Group of America, Inc.	9,075	845,699
RenaissanceRe Holdings Ltd.	3,401	339,182
Torchmark Corp.(a)	1,269	69,693
Travelers Companies, Inc. (The)	27,505	2,974,116
Unum Group	38,056	1,283,629
Validus Holdings Ltd.	5,533	232,939
WR Berkley Corp.	2,156	108,900
XL Group PLC	28,603	1,052,590
		36,234,006
Internet & Catalog Retail — 0.6%
Liberty Interactive Corp., Class A*	82,074	2,395,740
Liberty Ventures, Series A*	14,990	629,730
		3,025,470
Internet Software & Services — 0.3%
IAC/InterActiveCorp	5,222	352,329
Yahoo!, Inc.*	22,867	1,016,095
		1,368,424
IT Services — 1.2%
Amdocs Ltd.	8,428	458,483
Computer Sciences Corp.	6,809	444,491
Fidelity National Information Services, Inc.	43,393	2,953,328

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Xerox Corp.	184,202	$2,366,996
		6,223,298
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	14,986	622,668
Bio-Rad Laboratories, Inc., Class A*	172	23,251
Thermo Fisher Scientific, Inc.	30,861	4,145,867
		4,791,786
Machinery — 0.9%
AGCO Corp.(a)	8,938	425,806
Ingersoll-Rand PLC	4,124	280,762
Joy Global, Inc.(a)	4,866	190,650
Pentair PLC	21,814	1,371,882
SPX Corp.	2,280	193,572
Stanley Black & Decker, Inc.	22,835	2,177,546
Trinity Industries, Inc.(a)	8,286	294,236
		4,934,454
Marine — 0.0%
Kirby Corp.*	1,480	111,074
Media — 7.7%
CBS Corp., Class A(a)	5,990	369,164
Comcast Corp., Class A	288,928	16,315,764
Comcast Corp., Class A Special(a)	88,831	4,980,310
Gannett Co., Inc.	4,024	149,210
Liberty Broadband Corp., Class A*	527	29,765
Liberty Broadband Corp., Class C*	3,116	176,366
Liberty Media Corp.*	4,389	169,196
Liberty Media Corp. Series C*	8,778	335,320
Madison Square Garden Co. (The), Class A*	1,329	112,500
News Corp., Class A*	8,320	133,203
News Corp., Class B*	1,734	27,518
Time Warner Cable, Inc.	53,984	8,091,122
Time Warner, Inc.	126,257	10,661,141
		41,550,579
Metals & Mining — 1.5%
Alcoa, Inc.	114,560	1,480,115
Freeport-McMoRan, Inc.	137,131	2,598,632
Newmont Mining Corp.	40,377	876,585
Nucor Corp.	31,307	1,488,022
Reliance Steel & Aluminum Co.	12,373	755,743
Steel Dynamics, Inc.	35,162	706,756
United States Steel Corp.(a)	23	561
		7,906,414
Multiline Retail — 1.1%
Dillard's, Inc., Class A	6,244	852,368
Kohl's Corp.(a)	30,182	2,361,742
Target Corp.	34,677	2,845,941
		6,060,051
Oil, Gas & Consumable Fuels — 15.9%
Anadarko Petroleum Corp.	79,961	6,621,570
Apache Corp.	58,435	3,525,384
California Resources Corp.(a)	33,546	255,285
Chesapeake Energy Corp.(a)	108,084	1,530,469
Chevron Corp.	169,629	17,807,652
Cimarex Energy Co.	6,215	715,284
ConocoPhillips	184,152	11,465,304
CONSOL Energy, Inc.(a)	2,504	69,837
Devon Energy Corp.	52,283	3,153,188
Exxon Mobil Corp.	153,129	13,015,965
Hess Corp.(a)	32,554	2,209,440
HollyFrontier Corp.	19,913	801,897
Marathon Oil Corp.	108,210	2,825,363
Marathon Petroleum Corp.	35,181	3,602,183
Murphy Oil Corp.(a)	25,103	1,169,800
Newfield Exploration Co.*	4,490	157,554
Noble Energy, Inc.	9,203	450,027
Occidental Petroleum Corp.	83,865	6,122,145
Phillips 66	35,130	2,761,218
QEP Resources, Inc.	24,327	507,218
Tesoro Corp.	18,518	1,690,508
Valero Energy Corp.	85,962	5,468,902
		85,926,193
Paper & Forest Products — 0.5%
International Paper Co.	52,855	2,932,924
Pharmaceuticals — 3.9%
Actavis PLC*	5,509	1,639,589
Mallinckrodt PLC(a)*	4,331	548,521
Pfizer, Inc.	550,028	19,135,474
		21,323,584
Professional Services — 0.2%
Manpowergroup, Inc.	4,858	418,517
Nielsen NV	13,331	594,163
Towers Watson & Co., Class A(a)	82	10,839
		1,023,519
Road & Rail — 3.0%
AMERCO	188	62,115
Avis Budget Group, Inc.*	6,002	354,208
CSX Corp.	178,258	5,903,905
Genesee & Wyoming, Inc., Class A(a)*	4,464	430,508
Hertz Global Holdings, Inc.*	33,002	715,483
Kansas City Southern(a)	3,869	394,948
Norfolk Southern Corp.	46,930	4,830,036
Ryder System, Inc.	7,199	683,113
Union Pacific Corp.	24,018	2,601,390
		15,975,706
Semiconductors & Semiconductor Equipment — 1.9%
First Solar, Inc.(a)*	7,096	424,270
Intel Corp.	259,931	8,128,043
Lam Research Corp.	9,984	701,226
Marvell Technology Group Ltd.	18,929	278,256
NVIDIA Corp.(a)	23,278	487,092
Teradyne, Inc.(a)	18,438	347,556
		10,366,443
Software — 0.7%
Activision Blizzard, Inc.	89,528	2,034,524
CA, Inc.	42,235	1,377,283
Symantec Corp.	16,965	396,387
		3,808,194
Specialty Retail — 0.3%
Best Buy Co., Inc.	2,417	91,339
GameStop Corp., Class A(a)	18,743	711,484
Penske Auto Group, Inc.	725	37,330
Staples, Inc.	60,508	985,373
		1,825,526
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp.	3,931	418,887
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	13,477
New York Community Bancorp, Inc.(a)	5,525	92,433
People's United Financial, Inc.(a)	5,834	88,677
		194,587
Trading Companies & Distributors — 0.0%
Air Lease Corp.(a)	2,257	85,179

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Trading Companies & Distributors (Continued)
Veritiv Corp.(a)*	814	$35,922
		121,101
Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)*	63,469	300,843
T-Mobile US, Inc.*	24,396	773,109
United States Cellular Corp.(a)*	6,200	221,464
		1,295,416
TOTAL COMMON STOCKS
(Identified Cost $377,210,968)		539,676,131

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,112,000	1,112,000
		1,112,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,112,001)		1,112,001

COLLATERAL FOR SECURITIES ON LOAN — 4.3%
Short-Term — 4.3%
State Street Navigator Securities Lending Prime Portfolio	23,234,438	23,234,438
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $23,234,438)		23,234,438

Total Investments — 104.3%
(Identified Cost $401,557,407)#		564,022,570
Liabilities, Less Cash and Other Assets — (4.3%)		(23,210,336)

Net Assets — 100.0%		$540,812,234

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2015, the market value of the securities on loan was $39,662,565.
*	Non-income producing security.
#	At March 31, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $401,557,407. Net unrealized appreciation aggregated $162,465,163 of which $176,895,327 related to appreciated investment securities and $14,430,164 related to depreciated investment securities.

See notes to financial statements.

SA U.S. Value Fund

March 31, 2015
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	19.9%
Energy	17.7%
Consumer Discretionary	14.0%
Industrials	12.6%
Health Care	12.0%
Information Technology	9.0%
Consumer Staples	6.3%
Telecommunication Services	4.4%
Materials	3.7%
Utilities	0.4%
100.0%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.8%
AAR Corp.	10,684	$327,999
Aerovironment, Inc.*	6,017	159,511
American Science & Engineering, Inc.(a)	2,000	97,720
Astronics Corp.*	2,988	220,216
Astronics Corp., Class B*	1,313	95,967
CPI Aerostructures, Inc.*	1,342	16,372
Cubic Corp.	6,500	336,505
Curtiss-Wright Corp.	10,260	758,624
DigitalGlobe, Inc.*	20,646	703,409
Ducommun, Inc.*	2,055	53,225
Esterline Technologies Corp.*	8,187	936,757
Exelis, Inc.	30,879	752,521
GenCorp, Inc.*	11,383	263,972
HEICO Corp.(a)	5,942	362,878
HEICO Corp., Class A	8,952	443,482
Innovative Solutions & Support, Inc.*	3,248	12,342
KEYW Holding Corp. (The)(a)*	2,370	19,505
Kratos Defense & Security Solutions, Inc.*	13,598	75,197
LMI Aerospace, Inc.*	2,400	29,304
Moog, Inc., Class A*	9,207	690,985
National Presto Industries, Inc.(a)	918	58,192
Orbital ATK, Inc.	6,852	525,069
SIFCO Industries, Inc.	1,187	25,865
Sparton Corp.*	1,324	32,438
Taser International, Inc.(a)*	13,491	325,268
Vectrus, Inc.*	1,715	43,715
		7,367,038
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.*	13,990	128,988
Atlas Air Worldwide Holdings, Inc.*	6,303	271,155
Echo Global Logistics, Inc.*	5,706	155,546
Forward Air Corp.	6,951	377,439
HUB Group, Inc., Class A*	13,647	536,191
Park-Ohio Holdings Corp.	3,058	161,065
UTi Worldwide, Inc.(a)*	27,967	343,994
XPO Logistics, Inc.(a)*	8,452	384,312
		2,358,690
Airlines — 0.7%
Allegiant Travel Co.	4,500	865,305
ATA Holdings Corp.(b)	600	—
Hawaiian Holdings, Inc.(a)*	12,656	278,749
JetBlue Airways Corp.(a)*	70,428	1,355,739
Republic Airways Holdings, Inc.*	13,740	188,925
Skywest, Inc.	12,976	189,579
		2,878,297
Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.*	20,704	534,784
Cooper Tire & Rubber Co.	15,934	682,613
Dorman Products, Inc.(a)*	8,380	416,905
Drew Industries, Inc.	5,572	342,901
Federal-Mogul Holdings Corp.*	13,611	181,162
Fox Factory Holding Corp.*	620	9,511
Fuel Systems Solutions, Inc.(a)*	4,600	50,784
Gentherm, Inc.*	9,644	487,118
Modine Manufacturing Co.*	11,514	155,094
Motorcar Parts of America, Inc.*	4,392	122,054
Shiloh Industries, Inc.(a)*	3,600	50,544
Spartan Motors, Inc.	6,900	33,465
Standard Motor Products, Inc.	8,131	343,616
Stoneridge, Inc.*	7,998	90,297
Strattec Security Corp.	700	51,688
Superior Industries International, Inc.	6,600	124,938
Sypris Solutions, Inc.	4,000	9,000
Tenneco, Inc.*	3,814	219,000
Tower International, Inc.*	4,282	113,901
		4,019,375
Automobiles — 0.2%
Thor Industries, Inc.	13,600	859,656
Winnebago Industries, Inc.(a)	6,500	138,190
		997,846
Beverages — 0.1%
Coca-Cola Bottling Co., Consolidated	1,262	142,682
Craft Brew Alliance, Inc.*	3,511	47,890
MGP Ingredients, Inc.	5,072	68,269
National Beverage Corp.*	10,920	266,557
		525,398
Biotechnology — 0.8%
Acorda Therapeutics, Inc.(a)*	12,403	412,772
Advaxis, Inc.(a)*	3,225	46,569
AMAG Pharmaceuticals, Inc.(a)*	2,638	144,193
Anacor Pharmaceuticals, Inc.*	843	48,768
BioSpecifics Technologies Corp.*	718	28,110
Biota Pharmaceuticals, Inc.*	1,516	3,487
Emergent Biosolutions, Inc.*	9,812	282,193
Harvard Apparatus Regenerative Technology, Inc.(a)*	2,530	8,222
Insys Therapeutics, Inc.(a)*	5,548	322,505
Ligand Pharmaceuticals, Inc., Class B(a)*	4,746	365,964
Molecular Insight Pharmaceuticals, Inc.(b)	3,500	—
Myriad Genetics, Inc.(a)*	20,467	724,532
PDL BioPharma, Inc.(a)	18,702	131,569
Receptos, Inc.(a)*	2,770	456,745
Repligen Corp.*	9,894	300,382
Rigel Pharmaceuticals, Inc.*	18,760	66,973
Spectrum Pharmaceuticals, Inc.(a)*	12,000	72,840
Targacept, Inc.*	1,758	5,221
		3,421,045
Building Products — 1.0%
AAON, Inc.	14,109	346,094
American Woodmark Corp.*	3,323	181,868
Apogee Enterprises, Inc.	9,100	393,120
Armstrong World Industries, Inc.*	13,987	803,833
Builders FirstSource, Inc.(a)*	10,570	70,502
Gibraltar Industries, Inc.*	6,800	111,588
Griffon Corp.	12,945	225,631
Insteel Industries, Inc.	4,000	86,520
NCI Building Systems, Inc.*	3,002	51,875
Patrick Industries, Inc.*	2,524	157,169
PGT, Inc.*	12,843	143,520
Ply Gem Holdings, Inc.(a)*	1,775	23,075
Quanex Building Products Corp.	9,211	181,825
Simpson Manufacturing Co., Inc.	12,600	470,862
Trex Co., Inc.*	8,162	445,074
Universal Forest Products, Inc.(a)	5,500	305,140
		3,997,696
Capital Markets — 1.7%
BGC Partners, Inc., Class A	48,664	459,875
Calamos Asset Management, Inc., Series A	5,037	67,748
Cohen & Steers, Inc.(a)	675	27,641
Cowen Group, Inc., Class A(a)*	24,525	127,530
Evercore Partners, Inc., Class A	10,019	517,582
Federated Investors, Inc., Class B(a)	17,961	608,698
Financial Engines, Inc.(a)	1,509	63,121
FXCM, Inc., Class A(a)	10,796	22,996
GAMCO Investors, Inc., Class A	1,700	133,467
Greenhill & Co., Inc.(a)	7,133	282,823

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
HFF, Inc., Class A	9,968	$374,199
Interactive Brokers Group, Inc., Class A	15,051	512,035
Intl. FCStone, Inc.*	2,912	86,574
Investment Technology Group, Inc.*	9,700	294,007
Janus Capital Group, Inc.(a)	45,576	783,451
JMP Group LLC	3,620	30,336
KCG Holdings, Inc., Class A*	6,686	81,970
Ladenburg Thalmann Financial Services, Inc.(a)*	16,604	64,091
Manning & Napier, Inc.	2,524	32,837
Oppenheimer Holdings, Inc., Class A	2,133	50,040
Piper Jaffray Cos.*	4,324	226,837
Pzena Investment Management, Inc., Class A(a)	1,895	17,377
RCS Capital Corp., Class A(a)	5,558	59,137
Safeguard Scientifics, Inc.(a)*	4,701	84,994
Stifel Financial Corp.*	14,385	801,964
Teton Advisors, Inc.(a)	25	1,349
Virtus Investment Partners, Inc.	1,071	140,055
Westwood Holdings Group, Inc.	713	42,994
WisdomTree Investments, Inc.(a)	35,719	766,530
		6,762,258
Chemicals — 2.6%
A. Schulman, Inc.	6,827	329,061
American Vanguard Corp.(a)	6,233	66,194
Axiall Corp.	12,232	574,170
Balchem Corp.	7,283	403,333
Cabot Corp.	1,940	87,300
Calgon Carbon Corp.	17,775	374,519
Chase Corp.	1,800	78,714
Chemtura Corp.*	29,209	797,114
Codexis, Inc.*	7,350	33,516
Core Molding Technologies, Inc.*	1,500	25,725
Ferro Corp.*	33,688	422,784
Flotek Industries, Inc.(a)*	15,037	221,645
FutureFuel Corp.	10,473	107,558
H.B. Fuller Co.	14,400	617,328
Hawkins, Inc.	1,824	69,294
Innophos Holdings, Inc.	5,400	304,344
Innospec, Inc.	5,850	271,382
Intrepid Potash, Inc.(a)*	10,268	118,595
KMG Chemicals, Inc.	2,500	66,825
Koppers Holdings, Inc.	4,043	79,566
Kraton Performance Polymers, Inc.*	6,247	126,252
Kronos Worldwide, Inc.	10,857	137,341
LSB Industries, Inc.*	5,556	229,629
Minerals Technologies, Inc.	10,586	773,837
Northern Technologies International Corp.*	800	15,288
Olin Corp.(a)	25,277	809,875
OM Group, Inc.	6,888	206,847
Omnova Solutions, Inc.*	11,640	99,289
PolyOne Corp.	32,703	1,221,457
Quaker Chemical Corp.	3,387	290,063
Rayonier Advanced Materials, Inc.(a)	1,113	16,584
Rentech, Inc.(a)*	21,307	23,864
Sensient Technologies Corp.	15,705	1,081,760
Stepan Co.	3,600	149,976
Trecora Resources*	3,438	41,944
Tredegar Corp.	8,700	174,957
Tronox Ltd., Class A	11,384	231,437
Valhi, Inc.(a)	1,644	10,242
Zep, Inc.	4,300	73,229
		10,762,838
Commercial Banks — 8.6%
1st Source Corp.(a)	6,604	212,186
Access National Corp.	1,032	19,340
American National Bankshares, Inc.(a)	1,452	32,786
Ameris Bancorp	6,564	173,224
AmeriServ Financial, Inc.	4,400	13,112
Arrow Financial Corp.(a)	2,697	73,224
Associated Banc-Corp.(a)	39,569	735,983
Banc of California, Inc.	2,672	32,892
Bancfirst Corp.	3,000	182,940
Bancorp, Inc. (The)(a)*	8,408	75,924
Bancorpsouth, Inc.(a)	30,746	713,922
Bank of Hawaii Corp.(a)	14,616	894,645
Bank of the Ozarks, Inc.	23,278	859,657
BankUnited, Inc.	17,171	562,179
Banner Corp.	4,200	192,780
Bar Harbor Bankshares	678	22,069
BBCN Bancorp, Inc.	19,638	284,162
Berkshire Hills Bancorp, Inc.	5,739	158,970
Boston Private Financial Holdings, Inc.	21,569	262,063
Bridge Bancorp, Inc.	400	10,332
Bryn Mawr Bank Corp.	2,508	76,268
Camden National Corp.	2,000	79,680
Capital Bank Financial Corp., Class A*	1,153	31,834
Capital City Bank Group, Inc.	664	10,790
Cardinal Financial Corp.	7,280	145,454
Cascade Bancorp(a)*	6,812	32,698
Cathay General Bancorp	22,248	632,956
Centerstate Banks, Inc.	8,114	96,638
Central Pacific Financial Corp.(a)	7,849	180,291
Century Bancorp, Inc., Class A	200	7,940
Chemical Financial Corp.	6,880	215,757
City Holding Co.(a)	6,502	305,789
CNB Financial Corp.	1,780	30,296
CoBiz Financial, Inc.	8,151	100,420
Columbia Banking System, Inc.	14,910	431,943
Community Bank System, Inc.(a)	9,634	340,947
Community Trust Bancorp, Inc.(a)	4,947	164,042
Connectone Bancorp, Inc.	3,180	61,883
Customers Bancorp, Inc.*	2,590	63,092
CVB Financial Corp.(a)	28,201	449,524
Eagle Bancorp, Inc.*	307	11,789
Enterprise Bancorp, Inc.(a)	300	6,375
Enterprise Financial Services Corp.	3,156	65,203
Fidelity Southern Corp.	1,044	17,623
Financial Institutions, Inc.	3,105	71,198
First BanCorp*	35,131	217,812
First Bancorp	3,400	59,704
First Bancorp, Inc.	1,683	29,368
First Busey Corp., Class A	18,934	126,668
First Citizens BancShares, Inc., Class A	295	76,609
First Commonwealth Financial Corp.	23,740	213,660
First Community Bancshares, Inc.	3,962	69,454
First Financial Bancorp	15,133	269,519
First Financial Bankshares, Inc.(a)	13,804	381,543
First Financial Corp.(a)	3,200	114,848
First Horizon National Corp.(a)	59,696	853,056
First Interstate Bancsystem, Inc.	5,224	145,332
First Merchants Corp.	7,731	181,988
First Midwest Bancorp, Inc.	18,632	323,638
First NBC Bank Holding Co.*	504	16,622
First Niagara Financial Group, Inc.	77,187	682,333
FirstMerit Corp.	24,266	462,510
Flushing Financial Corp.	7,140	143,300
FNB Corp.(a)	43,765	575,072
Fulton Financial Corp.	48,635	600,156

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
German American Bancorp, Inc.(a)	2,400	$70,632
Glacier Bancorp, Inc.(a)	19,481	489,947
Great Southern Bancorp, Inc.	3,025	119,155
Guaranty Bancorp	1,560	26,458
Hancock Holding Co.	13,115	391,614
Hanmi Financial Corp.	8,053	170,321
Heartland Financial USA, Inc.	5,400	176,202
Heritage Commerce Corp.	3,712	33,891
Heritage Financial Corp/WA	4,068	69,156
Hilltop Holdings, Inc.*	25,969	504,837
Home Bancshares, Inc.	18,138	614,697
HomeTrust Bancshares, Inc.(a)*	671	10,716
Horizon Bancorp	466	10,900
Hudson Valley Holding Corp.	3,597	91,939
Iberiabank Corp.	8,070	508,652
Independent Bank Corp.	4,590	201,363
International Bancshares Corp.	15,750	409,972
Investors Bancorp, Inc.	38,224	447,985
Lakeland Bancorp, Inc.	6,732	77,418
Lakeland Financial Corp.(a)	3,370	136,755
LegacyTexas Financial Group, Inc.	9,326	211,980
LNB Bancorp, Inc.	1,100	19,624
Macatawa Bank Corp.(a)	3,307	17,692
MainSource Financial Group, Inc.(a)	4,530	88,969
MB Financial, Inc.	19,316	604,784
MBT Financial Corp.*	5,012	28,117
Mercantile Bank Corp.	1,265	24,731
Merchants Bancshares, Inc.	1,081	31,533
Metro Bancorp, Inc.	4,280	118,000
Midsouth Bancorp, Inc.	2,100	30,975
National Bank Holdings Corp., Class A	3,179	59,797
National Penn Bancshares, Inc.	38,870	418,630
NBT Bancorp, Inc.	9,109	228,272
NewBridge Bancorp	3,549	31,657
Northrim BanCorp, Inc.	664	16,295
OFG Bancorp	14,958	244,115
Old National Bancorp	29,051	412,234
Pacific Continental Corp.	3,047	40,281
Pacific Mercantile Bancorp*	2,500	18,100
Pacific Premier Bancorp, Inc.*	1,400	22,666
PacWest Bancorp	7,253	340,093
Park National Corp.	3,450	295,182
Park Sterling Corp.	6,835	48,528
Peapack Gladstone Financial Corp.	1,668	36,029
Penns Woods Bancorp, Inc.	476	23,281
Peoples Bancorp, Inc.	2,300	54,372
Pinnacle Financial Partners, Inc.	9,240	410,810
Popular, Inc.*	11,416	392,596
Preferred Bank/Los Angeles CA(a)	891	24,476
Premier Financial Bancorp, Inc.	1,256	19,129
PrivateBancorp, Inc.	20,143	708,429
Renasant Corp.	6,909	207,615
Republic Bancorp, Inc., Class A(a)	7,344	181,617
S&T Bancorp, Inc.	8,302	235,611
Sandy Spring Bancorp, Inc.	6,300	165,249
Seacoast Banking Corp. of Florida*	1,687	24,073
Select Bancorp, Inc.*	200	1,450
Sierra Bancorp	2,405	40,163
Simmons First National Corp., Class A	2,246	102,126
South State Corp.	4,420	302,284
Southside Bancshares, Inc.	5,437	155,988
Southwest Bancorp, Inc.	3,700	65,823
State Bank Financial Corp.(a)	1,078	22,638
Sterling Bancorp	21,273	285,271
Stock Yards Bancorp, Inc.	2,891	99,537
Suffolk Bancorp	3,195	75,913
Sun Bancorp, Inc.(a)*	593	11,214
Susquehanna Bancshares, Inc.	44,176	605,653
Synovus Financial Corp.	18,550	519,585
TCF Financial Corp.	45,678	718,058
Texas Capital Bancshares, Inc.*	11,663	567,405
Tompkins Financial Corp.(a)	2,420	130,317
TowneBank(a)	5,769	92,765
Trico Bancshares	4,164	100,477
Trustmark Corp.(a)	17,352	421,307
UMB Financial Corp.(a)	11,328	599,138
Umpqua Holdings Corp.(a)	14,376	246,980
Union Bankshares Corp.	9,688	215,170
United Bankshares, Inc.(a)	17,021	639,649
United Community Banks, Inc/GA	13,916	262,734
Univest Corp. of Pennsylvania	3,100	61,349
Valley National Bancorp(a)	43,620	411,773
Washington Trust Bancorp, Inc.	3,000	114,570
Webster Financial Corp.	23,322	864,080
WesBanco, Inc.	6,434	209,620
West Bancorporation, Inc.	4,412	87,755
Westamerica Bancorporation(a)	6,329	273,476
Western Alliance Bancorp*	26,478	784,808
Wilshire Bancorp, Inc.	21,279	212,152
Wintrust Financial Corp.	11,283	537,973
		34,923,365
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	13,762	438,457
ACCO Brands Corp.*	26,340	218,885
ARC Document Solutions, Inc.*	11,111	102,555
Brady Corp., Class A	11,602	328,221
Brink's Co. (The)(a)	11,715	323,686
Casella Waste Systems, Inc., Class A*	6,240	34,320
Ceco Environmental Corp.	4,974	52,774
Civeo Corp.	7,095	18,021
Clean Harbors, Inc.(a)*	1,539	87,384
Command Security Corp.*	4,300	8,213
Courier Corp.	1,857	45,459
Covanta Holding Corp.(a)	31,607	708,945
Deluxe Corp.	16,300	1,129,264
Ennis, Inc.	5,800	81,896
Fuel Tech, Inc.(a)*	4,500	14,085
G&K Services, Inc., Class A	4,600	333,638
Healthcare Services Group, Inc.(a)	491	15,776
Heritage-Crystal Clean, Inc.*	712	8,330
Herman Miller, Inc.	7,390	205,146
HNI Corp.	11,460	632,248
Innerworkings, Inc.(a)*	6,281	42,208
Interface, Inc.	20,182	419,382
Intersections, Inc.(a)	3,104	10,585
Kimball International, Inc., Class B	6,956	72,899
Knoll, Inc.	12,851	301,099
Matthews International Corp., Class A	8,044	414,347
Mcgrath Rentcorp	5,300	174,423
Mobile Mini, Inc.(a)	14,545	620,199
MSA Safety, Inc.	8,900	443,932
Multi-Color Corp.	3,091	214,299
NL Industries, Inc.(a)*	5,586	43,292
Performant Financial Corp.*	11,831	40,225
Quad/Graphics, Inc.	2,944	67,653
R.R. Donnelley & Sons Co.	16,444	315,560
SP Plus Corp.*	4,000	87,400
Steelcase, Inc., Class A	27,430	519,524
Team, Inc.*	4,200	163,716

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Tetra Tech, Inc.	15,976	$383,744
TRC Cos., Inc.*	7,000	58,240
UniFirst Corp.	3,000	353,070
United Stationers, Inc.	13,325	546,192
US Ecology, Inc.(a)	5,445	272,087
Versar, Inc.*	2,000	6,260
Viad Corp.	4,500	125,190
Virco Manufacturing Corp.*	2,494	6,784
West Corp.	13,240	446,585
		10,936,198
Communications Equipment — 1.8%
ADTRAN, Inc.	14,713	274,692
Bel Fuse, Inc., Class B	1,890	35,967
Black Box Corp.	3,700	77,441
CalAmp Corp.(a)*	8,909	144,237
Calix, Inc.*	13,728	115,178
Ciena Corp.(a)*	26,438	510,518
Clearfield, Inc.(a)*	2,710	40,162
Communications Systems, Inc.	1,418	16,179
Comtech Telecommunications Corp.	4,325	125,209
Digi International, Inc.*	7,600	75,848
EMCORE Corp.*	2,701	14,693
Emulex Corp.*	17,573	140,057
Extreme Networks*	21,668	68,471
Finisar Corp.*	25,900	552,706
Harmonic, Inc.*	24,420	180,952
Infinera Corp.(a)*	20,851	410,139
InterDigital, Inc.(a)	9,322	472,998
Interphase Corp.*	1,200	1,800
Ixia*	18,277	221,700
JDS Uniphase Corp.*	50,176	658,309
KVH Industries, Inc.*	5,534	83,674
Netgear, Inc.*	8,512	279,874
Numerex Corp., Class A*	2,359	26,893
Oclaro, Inc.(a)*	3,313	6,560
Optical Cable Corp.	374	1,470
PC-Tel, Inc.	4,100	32,800
Plantronics, Inc.(a)	14,001	741,353
Polycom, Inc.*	35,376	474,038
Procera Networks, Inc.(a)*	2,930	27,513
Relm Wireless Corp.*	2,000	12,200
Riverbed Technology, Inc.(a)*	19,447	406,637
ShoreTel, Inc.*	7,722	52,664
Sonus Networks, Inc.*	7,880	62,094
Tessco Technologies, Inc.	1,000	24,660
Ubiquiti Networks, Inc.(a)	2,842	83,981
Viasat, Inc.(a)*	11,938	711,624
Westell Technologies, Inc., Class A*	13,200	17,292
		7,182,583
Computers & Peripherals — 0.7%
Astro-Med, Inc.	1,572	21,992
Avid Technology, Inc.*	355	5,289
Concurrent Computer Corp.	1,362	8,621
Cray, Inc.(a)*	9,970	279,958
Diebold, Inc.(a)	10,153	360,025
Dot Hill Systems Corp.*	12,060	63,918
Electronics for Imaging, Inc.*	14,077	587,715
Engility Holdings, Inc.	3,197	96,038
Hutchinson Technology, Inc.(a)*	4,600	12,282
Imation Corp.*	2,788	11,236
Immersion Corp.*	4,661	42,788
Intevac, Inc.(a)*	4,883	29,982
Lexmark International, Inc., Class A(a)	16,040	679,134
QLogic Corp.*	22,113	325,946
Qumu Corp.*	4,700	62,980
Silicon Graphics International Corp.(a)*	1,116	9,698
Super Micro Computer, Inc.*	11,510	382,247
Transact Technologies, Inc.(a)	1,515	8,954
USA Technologies, Inc.*	1,931	5,310
Video Display Corp.*	1,990	4,736
		2,998,849
Construction & Engineering — 0.9%
Aegion Corp.*	10,061	181,601
Ameresco, Inc., Class A(a)*	4,779	35,365
Argan, Inc.	3,618	130,863
Comfort Systems USA, Inc.	8,930	187,887
Dycom Industries, Inc.*	9,800	478,632
EMCOR Group, Inc.	15,815	734,923
Furmanite Corp.*	10,379	81,890
Granite Construction, Inc.	9,422	331,089
Great Lakes Dredge & Dock Corp.*	15,377	92,416
Layne Christensen Co.(a)*	1,221	6,117
MasTec, Inc.*	23,375	451,138
MYR Group, Inc.*	6,488	203,334
Northwest Pipe Co.*	1,895	43,490
Orion Marine Group, Inc.*	5,671	50,245
Primoris Services Corp.	17,578	302,166
Sterling Construction Co., Inc.*	3,741	16,909
Tutor Perini Corp.*	11,189	261,263
		3,589,328
Construction Materials — 0.1%
Headwaters, Inc.*	18,717	343,270
United States Lime & Minerals, Inc.	1,679	108,295
US Concrete, Inc.*	324	10,977
		462,542
Consumer Finance — 0.9%
Asta Funding, Inc.*	2,600	21,684
Atlanticus Holdings Corp.*	5,476	12,485
Cash America International, Inc.	7,015	163,450
Consumer Portfolio Services, Inc.*	10,500	73,395
Credit Acceptance Corp.*	3,375	658,125
Encore Capital Group, Inc.(a)*	6,224	258,856
Enova International, Inc.*	6,418	126,370
Ezcorp, Inc., Class A(a)*	9,217	84,151
First Cash Financial Services, Inc.*	7,967	370,625
First Marblehead Corp. (The)*	1,803	11,233
Green Dot Corp., Class A(a)*	12,631	201,086
Nelnet, Inc., Class A	10,900	515,788
PRA Group, Inc.(a)*	12,740	692,037
QC Holdings, Inc.	5,600	12,488
World Acceptance Corp.(a)*	3,636	265,137
		3,466,910
Containers & Packaging — 0.6%
AEP Industries, Inc.(a)*	1,000	55,040
Berry Plastics Group, Inc.*	28,537	1,032,754
Graphic Packaging Holding Co.	73,153	1,063,645
Greif, Inc., Class A	4,519	177,461
Greif, Inc., Class B(a)	42	1,932
Myers Industries, Inc.	8,017	140,538
Silgan Holdings, Inc.	1,944	113,005
		2,584,375
Distributors — 0.3%
Core-Mark Holding Co., Inc.	5,749	369,776
Pool Corp.	13,484	940,644
VOXX International Corp.*	4,800	43,968

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Distributors (Continued)
Weyco Group, Inc.	690	$20,631
		1,375,019
Diversified Consumer Services — 1.0%
American Public Education, Inc.*	3,569	106,999
Apollo Education Group, Inc.*	24,712	467,551
Ascent Capital Group, Inc., Class A*	2,620	104,302
Bridgepoint Education, Inc.*	11,558	111,535
Bright Horizons Family Solutions, Inc.*	5,552	284,651
Capella Education Co.	2,200	142,736
Career Education Corp.*	17,065	85,837
Carriage Services, Inc.	5,101	121,761
Collectors Universe	1,242	28,020
DeVry Education Group, Inc.	15,913	530,858
Grand Canyon Education, Inc.*	14,214	615,466
ITT Educational Services, Inc.(a)*	6,143	41,711
K12, Inc.*	7,149	112,382
Learning Tree International, Inc.*	5,000	7,725
Lincoln Educational Services Corp.	5,874	13,393
Regis Corp.*	12,373	202,422
Sotheby's, Class A(a)	16,344	690,697
Spectrum Group International, Inc.*	7	3,920
Steiner Leisure Ltd.*	3,346	158,600
Strayer Education, Inc.*	2,275	121,508
Universal Technical Institute, Inc.	5,900	56,640
		4,008,714
Diversified Financial Services — 0.4%
A-Mark Precious Metals, Inc.	650	6,890
Gain Capital Holdings, Inc.(a)	6,525	63,749
MarketAxess Holdings, Inc.	11,093	919,610
Marlin Business Services Corp.	2,800	56,084
NewStar Financial, Inc.*	13,144	154,179
PHH Corp.(a)*	14,258	344,616
Pico Holdings, Inc.*	2,982	48,338
Resource America, Inc., Class A(a)	5,298	48,212
		1,641,678
Diversified Telecommunication Services — 0.6%
8x8, Inc.(a)*	3,573	30,013
Atlantic Tele-Network, Inc.	3,600	249,192
Cincinnati Bell, Inc.*	51,900	183,207
Cogent Communications Holdings, Inc.	11,951	422,229
Consolidated Communications Holdings, Inc.(a)	13,459	274,563
General Communication, Inc., Class A*	14,261	224,753
Hawaiian Telcom Holdco, Inc.(a)*	187	4,980
IDT Corp., Class B	7,234	128,403
inContact, Inc.*	1,121	12,219
Inteliquent, Inc.	8,954	140,936
Intelsat SA(a)*	9,141	109,692
Lumos Networks Corp.	5,326	81,275
Orbcomm, Inc.*	15,007	89,592
Premiere Global Services, Inc.*	12,823	122,588
Straight Path Communications, Inc., Class B(a)*	3,617	72,051
Vonage Holdings Corp.*	52,898	259,729
		2,405,422
Electric Utilities — 1.5%
Allete, Inc.	11,617	612,913
Cleco Corp.	10,695	583,092
El Paso Electric Co.	11,005	425,233
Empire District Electric Co. (The)	11,448	284,139
Genie Energy Ltd., Class B(a)*	4,900	38,955
Hawaiian Electric Industries, Inc.	18,884	606,554
IDACORP, Inc.(a)	11,549	726,086
MGE Energy, Inc.	7,073	313,475
Otter Tail Corp.	8,077	259,837
PNM Resources, Inc.	21,371	624,033
Portland General Electric Co.(a)	21,134	783,860
UIL Holdings Corp.	14,522	746,721
Unitil Corp.	2,375	82,579
		6,087,477
Electrical Equipment — 1.1%
Allied Motion Technologies, Inc.	1,600	53,104
AZZ, Inc.	6,246	291,001
Babcock & Wilcox Co. (The)	3,324	106,667
Encore Wire Corp.	5,600	212,128
EnerSys, Inc.	12,221	785,077
Espey Manufacturing & Electronics Corp.	565	16,470
Franklin Electric Co., Inc.(a)	14,214	542,122
Generac Holdings, Inc.(a)*	15,486	754,013
General Cable Corp.	11,120	191,598
Global Power Equipment Group, Inc.	3,290	43,428
GrafTech International Ltd.*	28,019	108,994
LSI Industries, Inc.	4,900	39,935
Magnetek, Inc.*	979	37,711
Orion Energy Systems, Inc.*	3,100	9,734
Polypore International, Inc.(a)*	11,359	669,045
Powell Industries, Inc.	2,600	87,802
PowerSecure International, Inc.(a)*	5,500	72,380
Preformed Line Products Co.	850	35,811
Regal-Beloit Corp.	527	42,118
SL Industries, Inc.*	986	42,151
Thermon Group Holdings, Inc.*	6,904	166,179
Ultralife Corp.*	3,600	14,364
Vicor Corp.*	7,856	119,411
		4,441,243
Electronic Equipment, Instruments & Components — 3.4%
ADDvantage Technologies Group, Inc.*	2,400	5,664
Agilysys, Inc.*	8,303	81,702
Anixter International, Inc.*	10,952	833,776
AVX Corp.	7,502	107,054
Badger Meter, Inc.(a)	3,000	179,820
Belden, Inc.	14,228	1,331,172
Benchmark Electronics, Inc.*	6,901	165,831
Checkpoint Systems, Inc.	9,937	107,518
Cognex Corp.*	12,526	621,164
Coherent, Inc.*	6,500	422,240
CTS Corp.	9,329	167,829
Daktronics, Inc.	10,992	118,824
DTS, Inc.*	4,196	142,958
Echelon Corp.*	6,379	6,060
Electro Rent Corp.	6,482	73,506
Electro Scientific Industries, Inc.	7,067	43,674
eMagin Corp.*	3,154	7,696
Fabrinet*	7,794	148,008
FARO Technologies, Inc.*	3,877	240,878
FEI Co.	2,800	213,752
Frequency Electronics, Inc.*	1,400	19,530
GSI Group, Inc.*	4,922	65,561
I.D. Systems, Inc.*	2,750	17,518
IEC Electronics Corp.*	800	2,984
II-VI, Inc.*	21,922	404,680
Insight Enterprises, Inc.*	10,250	292,330
IntriCon Corp.*	1,000	8,130
Iteris, Inc.*	7,798	14,192
Itron, Inc.*	9,844	359,404
Kemet Corp.*	8,936	36,995
KEY Tronic Corp.*	1,700	18,292
See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Kimball Electronics, Inc.*	5,216	$73,754
Knowles Corp.(a)*	11,685	225,170
Littelfuse, Inc.	6,901	685,890
LoJack Corp.*	3,166	9,055
Maxwell Technologies, Inc.(a)*	7,005	56,460
Mercury Computer Systems, Inc.*	8,267	128,552
Mesa Laboratories, Inc.	860	62,092
Methode Electronics, Inc.	11,497	540,819
MOCON, Inc.	600	10,032
MTS Systems Corp.	3,800	287,470
Multi-Fineline Electronix, Inc.*	6,500	118,755
NAPCO Security Technologies, Inc.*	4,850	28,081
Newport Corp.*	11,000	209,660
OSI Systems, Inc.*	5,346	396,994
PAR Technology Corp.*	3,000	12,570
Park Electrochemical Corp.	4,194	90,423
PC Connection, Inc.(a)	6,200	161,758
PCM, Inc.*	2,200	20,548
Perceptron, Inc.	1,100	14,861
Planar Systems, Inc.*	4,606	28,972
Plexus Corp.*	9,556	389,598
Radisys Corp.*	8,500	18,275
RealD, Inc.*	6,110	78,147
Research Frontiers, Inc.(a)*	2,600	15,860
Richardson Electronics Ltd.	2,700	24,246
Rofin-Sinar Technologies, Inc.*	6,296	152,552
Rogers Corp.*	3,742	307,630
Sanmina Corp.*	22,531	545,025
Scansource, Inc.*	6,290	255,688
SYNNEX Corp.	9,728	751,488
Tech Data Corp.*	9,625	556,036
TTM Technologies, Inc.(a)*	16,832	151,656
Universal Display Corp.(a)*	5,485	256,424
Viasystems Group, Inc.*	5,388	94,236
Vishay Intertechnology, Inc.(a)	40,055	553,560
Vishay Precision Group, Inc.*	4,187	66,699
Wayside Technology Group, Inc.	315	5,550
		13,643,328
Energy Equipment & Services — 1.4%
Atwood Oceanics, Inc.(a)	4,420	124,246
Basic Energy Services, Inc.(a)*	11,847	82,100
Bristow Group, Inc.	10,164	553,430
C&J Energy Services Ltd.(a)*	13,047	145,213
CARBO Ceramics, Inc.(a)	4,505	137,447
Dawson Geophysical Co.*	4,211	17,981
ENGlobal Corp.*	2,100	3,486
Era Group, Inc.*	5,219	108,764
Exterran Holdings, Inc.	20,013	671,836
Forum Energy Technologies, Inc.*	11,257	220,637
Geospace Technologies Corp.(a)*	2,574	42,497
Gulf Island Fabrication, Inc.	3,600	53,496
Gulfmark Offshore, Inc., Class A(a)	6,282	81,917
Helix Energy Solutions Group, Inc.*	33,846	506,336
Hercules Offshore, Inc.(a)*	37,812	15,851
Hornbeck Offshore Services, Inc.(a)*	9,178	172,638
ION Geophysical Corp.(a)*	43,775	94,992
Key Energy Services, Inc.*	39,107	71,175
Matrix Service Co.*	7,238	127,099
McDermott International, Inc.(a)*	51,671	198,417
Mitcham Industries, Inc.*	2,601	11,965
Natural Gas Services Group, Inc.*	2,500	48,050
Newpark Resources, Inc.*	29,341	267,296
Nuverra Environmental Solutions, Inc.(a)*	1	4
Oil States International, Inc.(a)*	4,777	189,981
Pacific Drilling SA(a)*	5,084	19,777
Parker Drilling Co.*	28,864	100,735
PHI, Inc.*	2,300	69,184
Pioneer Energy Services Corp.*	14,380	77,940
RigNet, Inc.(a)*	3,277	93,689
SEACOR Holdings, Inc.*	5,019	349,674
Seventy Seven Energy, Inc.(a)*	4,979	20,663
Steel Excel, Inc.*	2,972	63,898
Tesco Corp.	7,514	85,434
Tetra Technologies, Inc.*	17,573	108,601
Tidewater, Inc.(a)	7,841	150,077
Unit Corp.*	6,472	181,087
US Silica Holdings, Inc.(a)	13,049	464,675
Willbros Group, Inc.*	13,695	45,330
		5,777,618
Food & Staples Retailing — 1.2%
Andersons, Inc. (The)	8,373	346,391
Casey's General Stores, Inc.	11,874	1,069,847
Chefs' Warehouse Inc. (The)(a)*	4,274	95,866
Fresh Market, Inc. (The)(a)*	11,040	448,666
Ingles Markets, Inc., Class A	2,846	140,820
Liberator Medical Holdings, Inc.(a)	2,420	8,470
Natural Grocers by Vitamin Cottage, Inc.(a)*	2,050	56,600
PriceSmart, Inc.	7,615	647,123
SpartanNash Co.	9,360	295,402
SUPERVALU, Inc.*	71,424	830,661
United Natural Foods, Inc.(a)*	5,515	424,876
Village Super Market, Inc., Class A	1,118	35,150
Weis Markets, Inc.	6,390	317,966
		4,717,838
Food Products — 2.0%
Alico, Inc.(a)	1,300	66,638
B&G Foods, Inc.(a)	14,705	432,768
Boulder Brands, Inc.(a)*	16,615	158,341
Bridgford Foods Corp.*	101	809
Cal-Maine Foods, Inc.(a)	10,200	398,412
Calavo Growers, Inc.	5,041	259,208
Coffee Holding Co., Inc.*	600	2,922
Darling Ingredients, Inc.*	37,935	531,469
Dean Foods Co.(a)	24,914	411,828
Diamond Foods, Inc.(a)*	6,580	214,311
Farmer Bros. Co.*	3,200	79,200
Fresh Del Monte Produce, Inc.	17,012	661,937
Inventure Foods, Inc.*	3,661	40,967
J&J Snack Foods Corp.	4,900	522,830
John B. Sanfilippo & Son, Inc.	2,650	114,215
Lancaster Colony Corp.	7,094	675,136
Landec Corp.(a)*	9,074	126,582
Lifeway Foods, Inc.*	3,800	81,282
Omega Protein Corp.*	5,237	71,695
Pilgrim's Pride Corp.(a)	24,592	555,533
Post Holdings, Inc.(a)*	12,146	568,919
Rocky Mountain Chocolate Factory, Inc.	1,260	17,489
Sanderson Farms, Inc.(a)	7,234	576,188
Scheid Vineyards, Inc., Class A*	20	620
Seneca Foods Corp., Class A*	1,249	37,233
Snyders-Lance, Inc.	16,939	541,370
Tootsie Roll Industries, Inc.(a)	7,512	254,800
TreeHouse Foods, Inc.*	8,456	718,929
		8,121,631
Gas Utilities — 1.2%
Chesapeake Utilities Corp.(a)	3,064	155,069

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Gas Utilities (Continued)
Delta Natural Gas Co., Inc.(a)	400	$7,780
Gas Natural, Inc.	836	8,326
Laclede Group, Inc. (The)	11,548	591,488
New Jersey Resources Corp.	21,532	668,784
Northwest Natural Gas Co.(a)	6,553	314,216
ONE Gas, Inc.(a)	13,428	580,492
Piedmont Natural Gas Co., Inc.	19,982	737,536
RGC Resources, Inc.	400	8,384
South Jersey Industries, Inc.	8,542	463,660
Southwest Gas Corp.	11,874	690,711
WGL Holdings, Inc.(a)	12,554	708,046
		4,934,492
Health Care Equipment & Supplies — 3.2%
Abaxis, Inc.(a)	2,911	186,624
Alere, Inc.*	17,068	834,625
Analogic Corp.	3,773	342,966
Angiodynamics, Inc.*	8,705	154,862
Anika Therapeutics, Inc.*	4,100	168,797
Atrion Corp.	566	195,559
Bovie Medical Corp.*	4,900	11,711
Cantel Medical Corp.	10,310	489,725
Conmed Corp.	7,150	361,003
CryoLife, Inc.	7,199	74,654
Cutera, Inc.*	3,899	50,375
Cyberonics, Inc.*	6,138	398,479
Cynosure, Inc., Class A*	6,160	188,927
Digirad Corp.	2,100	9,534
Exactech, Inc.*	2,535	64,972
Globus Medical, Inc., Class A*	18,325	462,523
Greatbatch, Inc.*	7,181	415,421
Haemonetics Corp.*	12,126	544,700
Halyard Health, Inc.(a)*	229	11,267
Hill-Rom Holdings, Inc.	15,133	741,517
ICU Medical, Inc.*	4,198	391,002
Integra LifeSciences Holdings Corp.*	8,892	548,192
Invacare Corp.	7,217	140,082
Iridex Corp.*	671	7,032
LeMaitre Vascular, Inc.	6,218	52,107
Masimo Corp.*	13,665	450,672
Meridian Bioscience, Inc.(a)	8,932	170,422
Merit Medical Systems, Inc.*	11,860	228,305
Misonix, Inc.*	2,200	28,710
Natus Medical, Inc.*	8,702	343,468
Neogen Corp.*	5,970	278,978
NuVasive, Inc.*	11,084	509,753
OraSure Technologies, Inc.*	9,164	59,933
Orthofix International NV*	3,915	140,509
PhotoMedex, Inc.(a)*	2,582	5,190
Quidel Corp.(a)*	8,803	237,505
RTI Biologics, Inc.*	9,049	44,702
Span-America Medical Systems, Inc.	500	9,670
STERIS Corp.	13,388	940,775
SurModics, Inc.(a)*	3,700	96,311
Symmetry Surgical, Inc.*	2,210	16,199
Thoratec Corp.*	14,518	608,159
Tornier NV*	12,356	323,974
Uroplasty, Inc.*	2,952	3,601
Utah Medical Products, Inc.	831	49,744
Vascular Solutions, Inc.*	6,500	197,080
West Pharmaceutical Services, Inc.	21,087	1,269,648
Wright Medical Group, Inc.*	9,400	242,520
		13,102,484
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc.(a)*	12,160	870,656
Aceto Corp.	8,918	196,196
Addus HomeCare Corp.*	1,435	33,034
Air Methods Corp.(a)*	10,444	486,586
Alliance HealthCare Services, Inc.*	190	4,214
Almost Family, Inc.*	1,325	59,241
Amedisys, Inc.*	7,641	204,626
AMN Healthcare Services, Inc.*	12,834	296,080
Amsurg Corp.*	11,477	706,065
Bio-Reference Labs, Inc.(a)*	6,683	235,509
BioScrip, Inc.(a)*	18,019	79,824
BioTelemetry, Inc.*	8,270	73,189
Capital Senior Living Corp.*	9,398	243,784
Centene Corp.*	13,230	935,229
Chemed Corp.	6,263	747,802
Corvel Corp.*	5,100	175,491
Cross Country Healthcare, Inc.*	8,000	94,880
Ensign Group, Inc. (The)	5,064	237,299
ExamWorks Group, Inc.(a)*	9,694	403,464
Five Star Quality Care, Inc.*	6,584	29,233
Genesis Healthcare, Inc.*	4,555	32,432
Hanger, Inc.*	11,545	261,956
Health Net, Inc.*	24,891	1,505,656
Healthsouth Corp.	14,681	651,249
Healthways, Inc.(a)*	9,735	191,779
IPC Healthcare, Inc.*	4,065	189,592
Kindred Healthcare, Inc.	15,620	371,600
Landauer, Inc.(a)	1,800	63,252
LHC Group, Inc.*	3,800	125,514
LifePoint Hospitals, Inc.*	12,078	887,129
Magellan Health, Inc.*	10,800	764,856
Medcath Corp.(b)*	3,122	—
Molina Healthcare, Inc.(a)*	13,027	876,587
National Healthcare Corp.	3,000	191,130
National Research Corp., Class A	4,425	63,720
National Research Corp., Class B	737	23,584
Owens & Minor, Inc.(a)	20,672	699,540
PDI, Inc.*	3,600	4,860
PharMerica Corp.*	7,236	203,983
Premier, Inc., Class A*	1,662	62,458
Providence Service Corp. (The)*	4,498	238,934
RadNet, Inc.*	9,750	81,900
Select Medical Holdings Corp.	35,178	521,690
Team Health Holdings, Inc.*	518	30,308
Triple-S Management Corp., Class B(a)*	5,369	106,736
U.S. Physical Therapy, Inc.	2,650	125,875
Universal American Corp.*	17,673	188,748
VCA, Inc.*	29,029	1,591,370
WellCare Health Plans, Inc.*	7,485	684,578
		16,853,418
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.(a)*	46,150	551,954
Arrhythmia Research Technology, Inc.*	200	1,450
Computer Programs & Systems, Inc.(a)	2,670	144,874
HealthStream, Inc.*	6,062	152,762
HMS Holdings Corp.(a)*	23,852	368,514
MedAssets, Inc.*	15,666	294,834
Merge Healthcare, Inc.*	18,393	82,217
Omnicell, Inc.*	8,824	309,722
Quality Systems, Inc.	15,913	254,290
Simulations Plus, Inc.	800	4,912
		2,165,529
Hotels, Restaurants & Leisure — 4.9%
Ambassadors Group, Inc.*	3,300	8,349

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Belmond Ltd., Class A*	23,303	$286,161
Biglari Holdings, Inc.*	399	165,226
BJ's Restaurants, Inc.*	7,853	396,184
Bloomin' Brands, Inc.	25,717	625,695
Bob Evans Farms, Inc.(a)	8,800	407,088
Boyd Gaming Corp.*	12,218	173,496
Bravo Brio Restaurant Group, Inc.*	4,343	63,799
Brinker International, Inc.(a)	15,110	930,172
Buffalo Wild Wings, Inc.*	5,933	1,075,297
Carrols Restaurant Group, Inc.*	8,600	71,294
Cheesecake Factory, Inc. (The)(a)	16,891	833,233
Choice Hotels International, Inc.	13,207	846,172
Churchill Downs, Inc.	3,820	439,185
Chuy's Holdings, Inc.(a)*	3,442	77,548
ClubCorp Holdings, Inc.	6,020	116,547
Cracker Barrel Old Country Store, Inc.(a)	6,708	1,020,555
Del Frisco's Restaurant Group, Inc.*	5,669	114,230
Denny's Corp.*	20,830	237,462
Diamond Resorts International, Inc.*	10,846	362,582
DineEquity, Inc.	5,700	609,957
Dover Motorsports, Inc.(a)	4,000	9,480
Eldorado Resorts, Inc.*	4,753	23,907
Famous Dave's Of America, Inc.(a)*	2,145	61,132
Fiesta Restaurant Group, Inc.*	8,386	511,546
Frisch's Restaurants, Inc.	695	18,869
Gaming Partners International Corp.*	1,300	13,988
International Speedway Corp., Class A	7,848	255,923
Interval Leisure Group, Inc.	19,489	510,807
Isle of Capri Casinos, Inc.*	5,718	80,338
Jack in the Box, Inc.	13,300	1,275,736
Jamba, Inc.(a)*	4,407	64,827
Kona Grill, Inc.*	1,540	43,767
Krispy Kreme Doughnuts, Inc.*	17,981	359,440
Life Time Fitness, Inc.*	10,800	766,368
Luby's, Inc.*	7,260	37,679
Marcus Corp. (The)	4,500	95,805
Marriott Vacations Worldwide Corp.	8,070	654,073
Monarch Casino & Resort, Inc.*	4,370	83,642
Nathan's Famous, Inc.	1,385	74,998
Papa John's International, Inc.	12,676	783,503
Penn National Gaming, Inc.(a)*	9,827	153,891
Pinnacle Entertainment, Inc.*	1,300	46,917
Popeyes Louisiana Kitchen, Inc.*	8,149	487,473
RCI Hospitality Holdings, Inc.*	2,209	22,996
Red Lion Hotels Corp.(a)*	4,500	30,015
Red Robin Gourmet Burgers, Inc.*	4,100	356,700
Ruby Tuesday, Inc.*	16,960	101,930
Ruth's Hospitality Group, Inc.	9,943	157,895
Scientific Games Corp., Class A(a)*	16,091	168,473
SeaWorld Entertainment, Inc.	15,932	307,169
Sonic Corp.	14,824	469,921
Speedway Motorsports, Inc.	10,200	232,050
Texas Roadhouse, Inc.(a)	21,900	797,817
Town Sports International Holdings, Inc.	8,000	54,480
Vail Resorts, Inc.	11,911	1,231,836
Wendy's Co. (The)	72,130	786,217
		19,991,840
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	2,600	74,152
Beazer Homes USA, Inc.*	1,643	29,114
Blyth, Inc.	4,000	30,360
California Coastal Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.*	1,100	82,566
CSS Industries, Inc.	2,100	63,315
Dixie Group, Inc. (The)*	1,200	10,860
Emerson Radio Corp.(a)	1,300	1,703
Ethan Allen Interiors, Inc.(a)	6,796	187,841
Flexsteel Industries, Inc.	1,013	31,697
Helen of Troy Ltd.*	7,567	616,635
Hooker Furniture Corp.	2,500	47,625
Hovnanian Enterprises, Inc., Class A(a)*	13,208	47,021
iRobot Corp.(a)*	6,627	216,239
KB Home(a)	22,962	358,667
La-Z-Boy, Inc.	12,996	365,318
Libbey, Inc.	8,753	349,332
Lifetime Brands, Inc.	3,200	48,896
M.D.C. Holdings, Inc.(a)	11,822	336,927
M/I Homes, Inc.(a)*	5,641	134,481
Meritage Homes Corp.*	10,796	525,118
NACCO Industries, Inc., Class A	1,000	52,990
Orleans Homebuilders, Inc.(a) (b)*	4,953	—
Ryland Group, Inc. (The)(a)	11,251	548,374
Skullcandy, Inc.*	6,327	71,495
Standard Pacific Corp.*	49,527	445,743
Stanley Furniture Co., Inc.*	927	2,920
Taylor Morrison Home Corp., Class A*	7,918	165,090
Tempur-Pedic International, Inc.*	11,391	657,716
TRI Pointe Homes, Inc.*	13,567	209,339
Universal Electronics, Inc.*	3,832	216,278
William Lyon Homes, Class A(a)*	4,109	106,094
ZAGG, Inc.*	6,699	58,080
		6,091,986
Household Products — 0.2%
Central Garden and Pet Co.*	5,300	52,311
Central Garden and Pet Co., Class A*	7,899	83,888
Orchids Paper Products Co.(a)	1,716	46,263
Spectrum Brands Holdings, Inc.	1,120	100,307
WD-40 Co.	5,000	442,700
		725,469
Independent Power Producers & Energy Traders — 0.1%
Ormat Technologies, Inc.	6,513	247,624
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	13,509	276,394
Insurance — 4.6%
Ambac Financial Group, Inc.*	11,615	281,083
American Equity Investment Life Holding Co.	21,414	623,790
American National Insurance Co.	63	6,199
AMERISAFE, Inc.	3,900	180,375
Amtrust Financial Services, Inc.(a)	17,614	1,003,734
Argo Group International Holdings Ltd.	8,418	422,193
Aspen Insurance Holdings Ltd.	20,865	985,454
Baldwin & Lyons, Inc., Class B(a)	1,818	42,650
Citizens, Inc., Class A(a)*	11,958	73,661
CNO Financial Group, Inc.	60,833	1,047,544
Crawford & Co., Class A	10,528	79,486
Crawford & Co., Class B(a)	3,991	34,482
Donegal Group, Inc., Class A(a)	4,648	73,067
eHealth, Inc.(a)*	4,059	38,073
EMC Insurance Group, Inc.	3,800	128,440
Employers Holdings, Inc.	8,660	233,733
Endurance Specialty Holdings Ltd.	12,058	737,226
Enstar Group Ltd.(a)*	2,624	372,241
FBL Financial Group, Inc., Class A	6,600	409,266
Federated National Holding Co.	2,784	85,190
First Acceptance Corp.*	15,539	37,604
First American Financial Corp.(a)	23,320	832,058

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Global Indemnity PLC*	3,524	$97,791
Greenlight Capital Re Ltd., Class A*	7,410	235,638
Hallmark Financial Services, Inc.*	5,700	60,420
Hanover Insurance Group, Inc. (The)	11,305	820,517
HCI Group, Inc.(a)	3,748	171,921
Horace Mann Educators Corp.	13,078	447,268
Independence Holding Co.	3,520	47,837
Infinity Property & Casualty Corp.	4,300	352,815
Investors Title Co.	292	21,614
Kemper Corp.	15,416	600,607
Maiden Holdings Ltd.(a)	18,753	278,107
MBIA, Inc.(a)*	64,963	604,156
Meadowbrook Insurance Group, Inc.(a)	13,262	112,727
Mercury General Corp.(a)	14,040	810,810
Montpelier Re Holdings Ltd.	15,417	592,629
National Interstate Corp.(a)	5,293	148,627
Navigators Group, Inc. (The)*	3,600	280,224
OneBeacon Insurance Group Ltd., Class A	6,225	94,682
Primerica, Inc.	14,703	748,383
ProAssurance Corp.	4,849	222,618
RenaissanceRe Holdings Ltd.	3,514	350,451
RLI Corp.	13,400	702,294
Safety Insurance Group, Inc.	4,269	255,073
Selective Insurance Group, Inc.	13,673	397,201
StanCorp Financial Group, Inc.	10,152	696,427
State Auto Financial Corp.	9,900	240,471
Stewart Information Services Corp.	5,055	205,435
Symetra Financial Corp.	28,069	658,499
Unico American Corp.*	1,700	18,351
United Fire Group, Inc.	6,100	193,797
United Insurance Holdings Corp.(a)	1,630	36,675
Universal Insurance Holdings, Inc.	13,562	347,052
		18,578,666
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A*	7,537	89,163
Blue Nile, Inc.(a)*	2,642	84,121
EVINE Live, Inc.*	11,608	77,890
FTD Cos., Inc.*	5,417	162,185
Gaiam, Inc., Class A*	2,400	17,496
HSN, Inc.	10,851	740,364
NutriSystem, Inc.	7,768	155,205
Orbitz Worldwide, Inc.*	27,393	319,402
Overstock.com, Inc.(a)*	4,154	100,610
PetMed Express, Inc.(a)	5,572	92,049
Shutterfly, Inc.(a)*	10,633	481,037
US Auto Parts Network, Inc.*	6,100	13,237
		2,332,759
Internet Software & Services — 1.7%
Actua Corp.*	9,386	145,389
AOL, Inc.*	9,162	362,907
Bankrate, Inc.(a)*	23,128	262,272
Blucora, Inc.*	9,571	130,740
Cimpress NV*	6,915	583,488
comScore, Inc.*	2,169	111,053
Constant Contact, Inc.(a)*	7,178	274,271
Dealertrack Technologies, Inc.(a)*	14,194	546,753
Demand Media, Inc.*	803	4,593
Dice Holdings, Inc.*	18,105	161,497
EarthLink Holdings Corp.	26,274	116,657
Envestnet, Inc.*	8,051	451,500
GTT Communications, Inc.*	2,800	52,864
HomeAway, Inc.(a)*	2,170	65,469
Internap Corp.*	14,992	153,368
IntraLinks Holdings, Inc.*	10,316	106,667
j2 Global, Inc.(a)	15,658	1,028,417
Limelight Networks, Inc.*	17,037	61,844
Monster Worldwide, Inc.(a)*	23,472	148,812
NIC, Inc.	16,603	293,375
Perficient, Inc.*	7,956	164,610
QuinStreet, Inc.*	9,301	55,341
RealNetworks, Inc.*	11,295	76,015
Reis, Inc.(a)	2,638	67,638
Rightside Group Ltd.(a)*	803	8,150
Shutterstock, Inc.(a)*	8,258	567,077
Stamps.com, Inc.*	4,466	300,517
support.com, Inc.*	10,450	16,302
TechTarget, Inc.*	2,875	33,149
Travelzoo, Inc.(a)*	509	4,907
United Online, Inc.*	3,293	52,457
Web.com Group, Inc.*	14,150	268,143
WebMD Health Corp.(a)*	6,269	274,802
XO Group, Inc.*	6,500	114,855
		7,065,899
IT Services — 2.8%
Acxiom Corp.*	21,239	392,709
Blackhawk Network Holdings, Inc.(a)*	500	17,885
Blackhawk Network Holdings, Inc., Class B*	9,801	348,426
Booz Allen Hamilton Holding Corp.	6,709	194,158
CACI International, Inc., Class A*	6,200	557,504
Cardtronics, Inc.(a)*	14,190	533,544
Cass Information Systems, Inc.(a)	1,793	100,659
Ciber, Inc.*	17,360	71,523
Computer Task Group, Inc.	4,027	29,437
Convergys Corp.(a)	27,118	620,189
CoreLogic, Inc.*	22,824	805,002
CSG Systems International, Inc.(a)	9,625	292,504
Datalink Corp.(a)*	4,146	49,918
Edgewater Technology, Inc.*	2,300	15,732
EPAM Systems, Inc.*	11,870	727,512
Euronet Worldwide, Inc.*	13,882	815,568
ExlService Holdings, Inc.*	9,262	344,546
Forrester Research, Inc.	8,761	322,230
Global Cash Access Holdings, Inc.*	16,896	128,748
Hackett Group, Inc. (The)	8,900	79,566
Heartland Payment Systems, Inc.(a)	9,697	454,304
Higher One Holdings, Inc.*	5,757	13,932
iGate Corp.*	16,392	699,283
Innodata, Inc.*	5,684	15,006
Leidos Holdings, Inc.	9,041	379,360
Lionbridge Technologies, Inc.*	14,462	82,723
Mantech International Corp., Class A	5,860	198,888
MAXIMUS, Inc.	14,766	985,778
ModusLink Global Solutions, Inc.(a)*	3,550	13,668
MoneyGram International, Inc.(a)*	2,597	22,438
PRGX Global, Inc.*	4,649	18,689
Science Applications International Corp.	11,148	572,450
ServiceSource International, Inc.(a)*	5,713	17,710
SYKES Enterprises, Inc.*	10,744	266,988
Syntel, Inc.*	5,381	278,359
TeleTech Holdings, Inc.	17,188	437,435
Unisys Corp.*	13,257	307,695
Virtusa Corp.(a)*	8,976	371,427
		11,583,493
Leisure Equipment & Products — 0.2%
Arctic Cat, Inc.	3,625	131,660
Black Diamond, Inc.*	1,900	17,955
Callaway Golf Co.(a)	19,865	189,314

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure Equipment & Products (Continued)
Escalade, Inc.	1,950	$33,891
Jakks Pacific, Inc.(a)*	5,129	35,082
Johnson Outdoors, Inc., Class A	1,000	33,110
Leapfrog Enterprises, Inc.*	11,756	25,628
Marine Products Corp.	10,020	85,871
Nautilus, Inc.*	8,479	129,474
Smith & Wesson Holding Corp.*	902	11,483
Sturm Ruger & Co., Inc.	6,113	303,388
		996,856
Life Sciences Tools & Services — 0.8%
Affymetrix, Inc.*	16,647	209,086
Albany Molecular Research, Inc.(a)*	8,825	155,320
Cambrex Corp.*	7,454	295,402
Charles River Laboratories International, Inc.*	15,456	1,225,506
Enzo Biochem, Inc.*	3,616	10,667
Harvard Bioscience, Inc.*	10,123	58,916
Luminex Corp.*	7,096	113,536
Pacific Biosciences of California, Inc.*	1,544	9,017
Parexel International Corp.*	14,826	1,022,846
		3,100,296
Machinery — 3.7%
Accuride Corp.*	9,955	46,390
Actuant Corp., Class A	24,582	583,577
Adept Technology, Inc.(a)*	1,000	6,150
Alamo Group, Inc.	2,600	164,138
Albany International Corp., Class A	7,900	314,025
Altra Industrial Motion Corp.	9,567	264,432
American Railcar Industries, Inc.(a)	5,900	293,407
Astec Industries, Inc.	4,561	195,576
Barnes Group, Inc.	17,854	722,908
Blount International, Inc.*	13,651	175,825
Briggs & Stratton Corp.(a)	11,874	243,892
Chart Industries, Inc.*	6,257	219,464
CIRCOR International, Inc.	4,348	237,836
CLARCOR, Inc.(a)	10,970	724,678
Columbus McKinnon Corp.	4,066	109,538
Commercial Vehicle Group, Inc.*	5,920	38,125
Douglas Dynamics, Inc.	5,987	136,743
Dynamic Materials Corp.	2,800	35,756
Eastern Co. (The)	500	10,030
Energy Recovery, Inc.*	3,627	9,394
EnPro Industries, Inc.	6,787	447,603
ESCO Technologies, Inc.	5,761	224,564
Federal Signal Corp.	16,169	255,309
FreightCar America, Inc.	2,400	75,432
Global Brass & Copper Holdings, Inc.	1,322	20,425
Gorman-Rupp Co. (The)	5,455	163,377
Graham Corp.	1,900	45,543
Greenbrier Cos., Inc. (The)(a)	6,690	388,020
Hardinge, Inc.	1,500	17,400
Harsco Corp.	19,401	334,861
Hillenbrand, Inc.	18,858	582,146
Hurco Cos., Inc.	1,000	32,930
Hyster-Yale Materials Handling, Inc.	2,000	146,580
John Bean Technologies Corp.	8,769	313,229
Kadant, Inc.	3,400	178,874
Key Technology, Inc.*	1,100	14,014
LB Foster Co., Class A	1,776	84,324
Lindsay Corp.(a)	2,399	182,924
Lydall, Inc.*	3,767	119,489
Manitex International, Inc.(a)*	1,300	12,649
Manitowoc Co., Inc. (The)(a)	32,658	704,106
Meritor, Inc.*	26,078	328,844
Mfri, Inc.*	1,900	11,875
Miller Industries, Inc.	2,958	72,471
Mueller Industries, Inc.	17,550	634,082
Mueller Water Products, Inc., Class A	43,155	425,077
NN, Inc.	4,300	107,844
Omega Flex, Inc.	488	12,273
PMFG, Inc.*	2,118	9,849
Proto Labs, Inc.(a)*	5,527	386,890
RBC Bearings, Inc.	5,604	428,930
Rexnord Corp.*	26,695	712,490
Standex International Corp.	4,000	328,520
Sun Hydraulics Corp.	6,200	256,432
Supreme Industries, Inc., Class A	1,256	9,834
Tecumseh Products Co.*	2,346	6,639
Tennant Co.	4,939	322,862
Titan International, Inc.(a)	14,568	136,356
Toro Co. (The)	2,065	144,798
Trimas Corp.*	12,810	394,420
Twin Disc, Inc.(a)	2,200	38,874
Wabash National Corp.*	20,517	289,290
Watts Water Technologies, Inc., Class A	8,314	457,519
Woodward, Inc.	13,473	687,258
Xerium Technologies, Inc.*	813	13,187
		15,092,297
Marine — 0.1%
Baltic Trading Ltd.(a)	10,173	15,158
International Shipholding Corp.	710	8,598
Matson, Inc.	10,731	452,419
		476,175
Media — 1.8%
AH Belo Corp., Class A	3,878	31,916
Ballantyne Strong, Inc.*	3,464	15,692
Beasley Broadcasting Group, Inc., Class A	1,657	8,467
Carmike Cinemas, Inc.*	6,134	206,102
Central European Media Enterprises Ltd., Class A(a)*	7,100	18,886
Cinedigm Corp.*	24,187	39,183
Clear Channel Outdoor Holdings, Inc., Class A	3,398	34,388
Crown Media Holdings, Inc., Class A*	8,950	35,800
Cumulus Media, Inc., Class A(a)*	41,094	101,502
DreamWorks Animation SKG, Inc., Class A(a)*	17,125	414,425
Entercom Communications Corp., Class A*	2,374	28,844
Entravision Communications Corp., Class A	16,829	106,528
EW Scripps Co. (The), Class A(a)*	14,761	419,803
Gray Television, Inc.(a)*	11,286	155,972
Harte-Hanks, Inc.	17,183	134,027
Here Media, Inc.*	499	—
Here Media, Inc., Special Shares*	499	—
John Wiley & Sons, Inc., Class A	5,183	316,889
Journal Communications, Inc., Class A*	15,194	225,175
Live Nation Entertainment, Inc.*	18,908	477,049
Loral Space & Communications, Inc.*	3,054	209,016
Martha Stewart Living Omnimedia, Class A(a)*	4,621	30,036
McClatchy Co. (The), Class A*	13,196	24,281
Media General, Inc.*	1,557	25,675
Meredith Corp.(a)	8,903	496,520
Morningstar, Inc.	164	12,285
National CineMedia, Inc.	15,891	239,954
New York Times Co. (The), Class A(a)	37,349	513,922
Nexstar Broadcasting Group, Inc., Class A	9,744	557,552
Radio One, Inc.(a)*	6,700	20,636

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Regal Entertainment Group, Class A(a)	28,305	$646,486
Rentrak Corp.(a)*	1,593	88,507
Saga Communications, Inc., Class A	1,116	49,707
Salem Media Group, Inc., Class A	1,041	6,413
Scholastic Corp.(a)	7,171	293,581
Sinclair Broadcast Group, Inc., Class A(a)	17,343	544,744
Sizmek, Inc.*	4,823	35,015
Starz - Liberty Capital, Class A(a)*	16,422	565,081
Time, Inc.	7,707	172,945
		7,303,004
Metals & Mining — 1.3%
A.M. Castle & Co.*	2,487	9,078
AK Steel Holding Corp.(a)*	9,644	43,109
Ampco-Pittsburgh Corp.	2,200	38,412
Carpenter Technology Corp.	6,889	267,844
Century Aluminum Co.*	24,258	334,760
Coeur Mining, Inc.*	11,400	53,694
Commercial Metals Co.	31,042	502,570
Compass Minerals International, Inc.(a)	7,742	721,632
Contango ORE, Inc.(a)*	350	1,662
Friedman Industries, Inc.	700	4,340
Globe Specialty Metals, Inc.	20,087	380,046
Haynes International, Inc.	2,200	98,142
Hecla Mining Co.(a)	41,321	123,137
Horsehead Holding Corp.(a)*	13,607	172,265
Kaiser Aluminum Corp.(a)	4,533	348,542
Materion Corp.	5,300	203,679
McEwen Mining, Inc.(a)*	38,236	39,001
Noranda Aluminum Holding Corp.	10,742	31,904
Olympic Steel, Inc.(a)	1,900	25,574
RTI International Metals, Inc.*	7,613	273,383
Schnitzer Steel Industries, Inc., Class A	6,589	104,502
Stillwater Mining Co.(a)*	32,208	416,127
SunCoke Energy, Inc.	17,109	255,608
TimkenSteel Corp.	6,247	165,358
Universal Stainless & Alloy*	1,400	36,708
Worthington Industries, Inc.	22,300	593,403
		5,244,480
Multi-Utilities — 0.4%
Avista Corp.(a)	16,200	553,716
Black Hills Corp.	12,049	607,751
NorthWestern Corp.	11,897	639,940
		1,801,407
Multiline Retail — 0.3%
Big Lots, Inc.(a)	15,232	731,593
Bon-Ton Stores, Inc. (The)(a)	2,700	18,792
Fred's, Inc., Class A	9,237	157,860
Gordmans Stores, Inc.(a)*	2,170	18,011
J.C. Penney Co., Inc.(a)*	22,860	192,253
Tuesday Morning Corp.(a)*	9,803	157,828
		1,276,337
Oil, Gas & Consumable Fuels — 2.1%
Abraxas Petroleum Corp.*	14,400	46,800
Adams Resources & Energy, Inc.	900	60,489
Alon USA Energy, Inc.	16,621	275,410
Alpha Natural Resources, Inc.(a)*	55,174	55,168
Approach Resources, Inc.(a)*	5,197	34,248
Barnwell Industries, Inc.*	2,159	5,138
Bill Barrett Corp.(a)*	11,138	92,445
Bonanza Creek Energy, Inc.(a)*	11,086	273,381
Callon Petroleum Co.*	11,069	82,685
Carrizo Oil & Gas, Inc.(a)*	11,355	563,776
Clayton Williams Energy, Inc.(a)*	2,100	106,323
Clean Energy Fuels Corp.(a)*	13,545	72,263
Cloud Peak Energy, Inc.(a)*	14,607	85,013
Comstock Resources, Inc.(a)	11,580	41,341
Contango Oil & Gas Co.*	3,897	85,734
Delek US Holdings, Inc.	18,778	746,425
DHT Holdings, Inc.(a)	697	4,865
Emerald Oil, Inc.(a)*	12,170	9,006
Energy XXI Ltd.(a)	17,275	62,881
EnLink Midstream LLC	11,760	382,670
Evolution Petroleum Corp.	1,923	11,442
FieldPoint Petroleum Corp.*	1,200	1,224
GasLog Ltd.(a)	18,166	352,784
Gastar Exploration, Inc.(a)*	14,783	38,731
Goodrich Petroleum Corp.(a)*	6,030	21,406
Green Plains, Inc.	9,194	262,489
Gulf Coast Ultra Deep Royalty Trust*	15,630	11,129
Halcon Resources Corp.(a)*	14,838	22,850
Matador Resources Co.(a)*	20,111	440,833
Midstates Petroleum Co., Inc.(a)*	1,771	1,505
Northern Oil and Gas, Inc.(a)*	13,680	105,473
Overseas Shipholding Group, Inc. Class B*	2,209	9,057
Panhandle Oil and Gas, Inc., Class A(a)	3,073	60,815
PBF Energy, Inc., Class A	20,151	683,522
PDC Energy, Inc.*	9,518	514,353
Penn Virginia Corp.(a)*	17,926	116,160
Petroquest Energy, Inc.(a)*	14,106	32,444
Renewable Energy Group, Inc.*	8,738	80,564
Rex American Resources Corp.*	1,575	95,776
Rex Energy Corp.(a)*	16,655	61,957
Ring Energy, Inc.*	553	5,873
Rosetta Resources, Inc.(a)*	7,078	120,468
Scorpio Tankers, Inc.(a)	45,324	426,952
SemGroup Corp., Class A	11,786	958,673
Ship Finance International Ltd.(a)	20,026	296,385
Stone Energy Corp.*	12,863	188,829
Swift Energy Co.(a)*	3,200	6,912
Synergy Resources Corp.*	21,040	249,324
Triangle Petroleum Corp.(a)*	21,302	107,149
Vaalco Energy, Inc.*	14,113	34,577
W&T Offshore, Inc.(a)	16,273	83,155
Warren Resources, Inc.(a)*	16,549	14,729
Western Refining, Inc.	802	39,611
Westmoreland Coal Co.*	2,320	62,083
		8,605,295
Paper & Forest Products — 1.1%
Boise Cascade Co.*	9,706	363,587
Clearwater Paper Corp.*	6,154	401,856
Deltic Timber Corp.	2,800	185,500
Domtar Corp.	10,980	507,496
KapStone Paper and Packaging Corp.	26,886	882,936
Louisiana-Pacific Corp.(a)*	38,119	629,345
Mercer International, Inc.*	13,109	201,354
Neenah Paper, Inc.	3,300	206,382
P. H. Glatfelter Co.	13,999	385,392
Resolute Forest Products, Inc.*	8,572	147,867
Schweitzer-Mauduit International, Inc.	8,407	387,731
Wausau Paper Corp.(a)	10,438	99,474
		4,398,920
Personal Products — 0.3%
CCA Industries, Inc.*	556	1,774
Inter Parfums, Inc.	10,446	340,748
Medifast, Inc.(a)*	3,300	98,901
Natural Alternatives International, Inc.*	1,000	5,480
Natures Sunshine Products, Inc.	1,700	22,304

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Personal Products (Continued)
Nutraceutical International Corp.*	2,300	$45,310
Revlon, Inc., Class A*	11,781	485,377
United-Guardian, Inc.	600	11,364
USANA Health Sciences, Inc.(a)*	3,400	377,808
		1,389,066
Pharmaceuticals — 1.2%
Akorn, Inc.(a)*	23,698	1,125,892
Contra Furiex Pharmaceuticals	1,484	14,499
Cumberland Pharmaceuticals, Inc.(a)*	5,912	39,374
Depomed, Inc.(a)*	15,769	353,383
Impax Laboratories, Inc.(a)*	18,471	865,736
Lannett Co., Inc.(a)*	9,754	660,443
Medicines Co. (The)*	20,564	576,203
Pain Therapeutics, Inc.*	9,394	17,755
Paratek Pharmaceuticals, Inc.	210	6,565
Pernix Therapeutics Holdings, Inc.(a)*	8,297	88,695
Pozen, Inc.*	7,573	58,464
Prestige Brands Holdings, Inc.*	15,321	657,118
Sagent Pharmaceuticals, Inc.(a)*	7,745	180,071
Sciclone Pharmaceuticals, Inc.*	14,555	128,957
Sucampo Pharmaceuticals, Inc., Class A(a)*	8,233	128,105
		4,901,260
Professional Services — 1.5%
Acacia Research Corp.(a)	7,978	85,365
Advisory Board Co. (The)*	9,454	503,709
Barrett Business Services, Inc.	1,852	79,340
CBIZ, Inc.(a)*	15,700	146,481
CDI Corp.	4,800	67,440
Corporate Executive Board Co. (The)	9,267	740,063
CRA International, Inc.*	2,200	68,464
Exponent, Inc.	2,610	232,029
Franklin Covey Co.*	5,596	107,779
FTI Consulting, Inc.*	10,148	380,144
GP Strategies Corp.*	3,999	147,963
Heidrick & Struggles International, Inc.	3,700	90,946
Hill International, Inc.*	9,200	33,028
Hudson Global, Inc.*	2,471	6,746
Huron Consulting Group, Inc.*	5,494	363,428
ICF International, Inc.*	4,955	202,412
Insperity, Inc.	5,700	298,053
Kelly Services, Inc., Class A	7,420	129,405
Kforce, Inc.	10,079	224,862
Korn/Ferry International	13,550	445,388
Mastech Holdings, Inc.*	1,061	9,655
Mistras Group, Inc.*	6,408	123,418
Navigant Consulting, Inc.*	11,322	146,733
On Assignment, Inc.*	16,087	617,258
Pendrell Corp.*	22,664	29,463
RCM Technologies, Inc.	2,995	20,067
Resources Connection, Inc.	10,115	177,013
RPX Corp.*	13,370	192,394
SmartPros Ltd.	1,000	1,750
TrueBlue, Inc.*	10,021	244,011
Volt Information Sciences, Inc.*	2,024	23,802
VSE Corp.	850	69,598
Willdan Group, Inc.*	1,445	22,889
		6,031,096
Real Estate Investment Trusts (REITs) — 0.0%
CareTrust REIT, Inc.	6,813	92,384
Geo Group, Inc. (The)	1,540	67,360
		159,744
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	12,945	558,965
Altisource Asset Management Corp.*	596	110,337
Altisource Portfolio Solutions SA(a)*	6,567	84,517
AV Homes, Inc.(a)*	2,349	37,490
Consolidated-Tomoka Land Co.(a)	995	59,362
Forestar Group, Inc.(a)*	9,636	151,960
Griffin Land & Nurseries, Inc.(a)	420	13,058
Kennedy-Wilson Holdings, Inc.(a)	22,178	579,733
St. Joe Co. (The)(a)*	2,522	46,808
Tejon Ranch Co.(a)*	8,031	212,420
		1,854,650
Road & Rail — 1.5%
AMERCO	2,735	903,644
ArcBest Corp.	6,929	262,540
Celadon Group, Inc.	5,488	149,383
Con-way, Inc.	14,454	637,855
Covenant Transportation Group, Inc., Class A*	3,731	123,720
Heartland Express, Inc.(a)	23,643	561,758
Knight Transportation, Inc.	21,744	701,244
Landstar System, Inc.	11,596	768,815
Marten Transport Ltd.	8,967	208,034
P.A.M. Transportation Services, Inc.(a)*	3,196	183,035
Quality Distribution, Inc.*	7,100	73,343
Roadrunner Transportation Systems, Inc.*	8,254	208,579
Saia, Inc.*	8,300	367,690
Swift Transportation Co.*	255	6,635
Universal Truckload Services, Inc.	3,300	83,094
USA Truck, Inc.(a)*	1,900	52,611
Werner Enterprises, Inc.	23,649	742,815
YRC Worldwide, Inc.*	903	16,218
		6,051,013
Semiconductors & Semiconductor Equipment — 4.1%
Advanced Energy Industries, Inc.*	9,980	256,087
Alpha & Omega Semiconductor Ltd.*	1,356	12,082
Amkor Technology, Inc.*	54,677	483,071
Amtech Systems, Inc.*	2,200	24,596
Atmel Corp.	8,527	70,177
Audience, Inc.(a)*	1,785	8,104
AXT, Inc.*	12,200	32,818
Brooks Automation, Inc.	16,972	197,384
Cabot Microelectronics Corp.*	5,995	299,570
Cascade Microtech, Inc.*	3,500	47,530
Ceva, Inc.*	4,958	105,705
Cirrus Logic, Inc.*	15,545	517,027
Cohu, Inc.	4,866	53,234
Cyberoptics Corp.*	1,700	17,119
Cypress Semiconductor Corp.(a)*	39,726	560,537
Diodes, Inc.*	11,325	323,442
DSP Group, Inc.*	2,800	33,544
Entegris, Inc.*	35,823	490,417
Entropic Communications, Inc.(a)*	19,895	58,889
Exar Corp.*	11,669	117,273
Fairchild Semiconductor International, Inc.*	30,782	559,617
FormFactor, Inc.*	14,521	128,801
GSI Technology, Inc.*	4,125	24,338
Inphi Corp.*	3,832	68,325
Integrated Device Technology, Inc.*	38,007	760,900
Integrated Silicon Solution, Inc.	7,235	129,434
Intersil Corp., Class A	35,197	504,021
IXYS Corp.	7,000	86,240
Kopin Corp.*	16,230	57,130
Kulicke & Soffa Industries, Inc.*	19,369	302,737
Lattice Semiconductor Corp.*	28,018	177,634

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
M/A-COM Technology Solutions Holdings, Inc.(a)*	3,688	$137,415
Magnachip Semiconductor Corp.*	9,645	52,758
Mattson Technology, Inc.*	3,469	13,668
MaxLinear, Inc., Class A*	702	5,707
Micrel, Inc.	17,040	256,963
Microsemi Corp.*	26,722	945,959
MKS Instruments, Inc.	15,403	520,775
Monolithic Power Systems, Inc.	9,630	507,019
MoSys, Inc.(a)*	4,488	9,425
Nanometrics, Inc.*	5,436	91,434
Omnivision Technologies, Inc.*	12,916	340,595
PDF Solutions, Inc.*	8,956	160,492
Pericom Semiconductor Corp.	5,500	85,085
Photronics, Inc.*	15,217	129,345
PMC - Sierra, Inc.*	52,723	489,269
Power Integrations, Inc.	9,435	491,375
Qorvo, Inc.*	30,144	2,402,477
Rambus, Inc.*	28,336	356,325
Rubicon Technology, Inc.(a)*	1,600	6,304
Rudolph Technologies, Inc.*	8,906	98,144
Semtech Corp.*	18,554	494,371
Sigma Designs, Inc.*	8,372	67,227
Silicon Laboratories, Inc.*	10,644	540,396
Synaptics, Inc.(a)*	12,601	1,024,524
Tessera Technologies, Inc.	14,056	566,176
Ultra Clean Holdings, Inc.*	5,728	40,955
Ultratech, Inc.*	6,800	117,912
Veeco Instruments, Inc.(a)*	9,575	292,516
Xcerra Corp.*	12,391	110,156
		16,862,550
Software — 3.5%
ACI Worldwide, Inc.*	30,969	670,789
Advent Software, Inc.	14,205	626,583
American Software, Inc., Class A	5,100	52,122
AVG Technologies NV*	12,954	280,454
Aware, Inc.	4,900	21,560
Barracuda Networks, Inc.*	603	23,197
Blackbaud, Inc.	12,444	589,597
Bottomline Technologies de, Inc.*	7,935	217,181
Bsquare Corp.*	2,300	10,787
Commvault Systems, Inc.*	10,798	471,873
Comverse, Inc.*	1,318	25,965
Covisint Corp.*	7,419	15,061
Digimarc Corp.(a)	1,256	27,569
Ebix, Inc.(a)	2,155	65,469
Ellie Mae, Inc.*	3,576	197,789
EnerNOC, Inc.*	6,500	74,100
EPIQ Systems, Inc.	9,077	162,751
ePlus, Inc.*	1,200	104,316
Fair Isaac Corp.	11,323	1,004,577
Gerber Scientific(a) (c)	5,000	—
GSE Systems, Inc.(a)*	2,896	4,344
Guidance Software, Inc.(a)*	133	720
Interactive Intelligence Group(a)*	1,259	51,846
Kofax Ltd.*	12,530	137,203
Manhattan Associates, Inc.*	24,248	1,227,191
Mentor Graphics Corp.	33,936	815,482
Monotype Imaging Holdings, Inc.	10,597	345,886
NetScout Systems, Inc.(a)*	10,385	455,382
Pegasystems, Inc.	18,834	409,639
Progress Software Corp.*	14,587	396,329
QAD, Inc., Class A	4,909	118,798
QAD, Inc., Class B	1,219	24,380
RealPage, Inc.(a)*	1,639	33,009
Rosetta Stone, Inc.(a)*	4,205	32,000
Rovi Corp.(a)*	33,075	602,296
Seachange International, Inc.*	7,100	55,735
SolarWinds, Inc.*	14,130	724,021
SS&C Technologies Holdings, Inc.	3,028	188,644
Synchronoss Technologies, Inc.(a)*	11,475	544,603
Take-Two Interactive Software, Inc.(a)*	25,440	647,575
TeleCommunication Systems, Inc., Class A*	10,596	40,583
TeleNav, Inc.(a)*	8,331	65,981
TiVo, Inc.*	29,428	312,231
Tyler Technologies, Inc.*	8,702	1,048,852
VASCO Data Security International, Inc.(a)*	7,796	167,926
Verint Systems, Inc.*	14,795	916,254
Zix Corp.(a)*	13,353	52,477
Zynga, Inc., Class A(a)*	126,414	360,280
		14,421,407
Specialty Retail — 5.0%
Aaron's, Inc.	18,376	520,225
Abercrombie & Fitch Co., Class A(a)	14,044	309,530
Aeropostale, Inc.*	6,593	22,878
America's Car-Mart, Inc.*	2,516	136,493
American Eagle Outfitters, Inc.(a)	53,241	909,356
Ann, Inc.*	12,900	529,287
Asbury Automotive Group, Inc.*	9,000	747,900
Ascena Retail Group, Inc.*	1,093	15,859
Barnes & Noble, Inc.*	15,776	374,680
Bebe Stores, Inc.(a)	19,210	69,732
Big 5 Sporting Goods Corp.	6,183	82,048
Books-A-Million, Inc.*	3,928	10,763
Brown Shoe Co., Inc.	12,112	397,274
Buckle, Inc. (The)(a)	13,351	682,103
Build-A-Bear Workshop, Inc.*	3,739	73,471
Cato Corp. (The), Class A	7,100	281,160
Chico's FAS, Inc.(a)	41,071	726,546
Children's Place, Inc. (The)	4,800	308,112
Christopher & Banks Corp.*	7,704	42,834
Citi Trends, Inc.*	3,643	98,361
Conn's, Inc.(a)*	8,299	251,294
CST Brands, Inc.	18,803	824,136
Destination Maternity Corp.	2,800	42,168
Destination XL Group, Inc.(a)*	7,225	35,692
DSW, Inc., Class A	10,615	391,481
Express, Inc.*	20,178	333,542
Finish Line Inc. (The), Class A	15,524	380,648
Five Below, Inc.(a)*	13,253	471,409
Francesca's Holdings Corp.*	4,309	76,700
Genesco, Inc.*	7,330	522,116
Group 1 Automotive, Inc.	6,400	552,512
Guess?, Inc.(a)	18,486	343,655
Haverty Furniture Cos., Inc.	4,500	111,960
hhgregg, Inc.(a)*	7,855	48,151
Hibbett Sports, Inc.(a)*	7,148	350,681
Kirkland's, Inc.*	5,977	141,954
Lithia Motors, Inc., Class A(a)	7,255	721,220
Lumber Liquidators Holdings, Inc.(a)*	7,669	236,052
MarineMax, Inc.*	5,699	151,080
Men's Wearhouse, Inc. (The)	12,139	633,656
Monro Muffler Brake, Inc.(a)	9,850	640,743
Murphy USA, Inc.*	11,781	852,591
New York & Co., Inc.*	17,542	43,855
Office Depot, Inc.*	129,524	1,191,621
Outerwall, Inc.(a)	7,243	478,907

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Pacific Sunwear of California, Inc.*	4,122	$11,377
Penske Auto Group, Inc.	20,300	1,045,247
PEP Boys-Manny Moe & Jack (The)*	13,235	127,321
Perfumania Holdings, Inc.(a)*	1,156	6,323
Pier 1 Imports, Inc.(a)	29,666	414,731
Rent-A-Center, Inc.	14,262	391,349
Restoration Hardware Holdings, Inc.*	960	95,222
Select Comfort Corp.*	14,669	505,640
Shoe Carnival, Inc.	3,360	98,918
Sonic Automotive, Inc., Class A	10,445	260,081
Stage Stores, Inc.	8,747	200,481
Stein Mart, Inc.	11,157	138,905
Systemax, Inc.(a)*	7,400	90,428
Tandy Leather Factory, Inc.	3,611	31,849
Tile Shop Holdings, Inc.*	4,471	54,144
Tilly's, Inc., Class A*	1,093	17,105
Trans World Entertainment Corp.*	5,400	19,980
Vitamin Shoppe, Inc.(a)*	7,763	319,758
West Marine, Inc.*	4,005	37,126
Winmark Corp.(a)	1,162	101,756
Zumiez, Inc.*	7,876	317,009
		20,451,186
Textiles, Apparel & Luxury Goods — 1.8%
Charles & Colvard Ltd.*	1,240	1,451
Cherokee, Inc.	1,700	33,116
Columbia Sportswear Co.(a)	16,600	1,010,940
Crocs, Inc.(a)*	22,563	266,469
Culp, Inc.	2,400	64,200
Deckers Outdoor Corp.(a)*	9,523	693,941
Delta Apparel, Inc.*	1,153	14,182
G-III Apparel Group Ltd.*	6,630	746,869
Iconix Brand Group, Inc.(a)*	15,698	528,552
Lakeland Industries, Inc.(a)*	440	3,938
Movado Group, Inc.	4,970	141,744
Oxford Industries, Inc.	4,980	375,741
Perry Ellis International, Inc.*	3,333	77,192
Quiksilver, Inc.(a)*	16,793	31,067
Rocky Brands, Inc.	1,000	21,600
Skechers U.S.A., Inc., Class A*	11,016	792,161
Steven Madden Ltd.*	20,920	794,960
Superior Uniform Group, Inc.	2,200	41,734
Tumi Holdings, Inc.(a)*	17,582	430,056
Unifi, Inc.*	4,533	163,596
Wolverine World Wide, Inc.(a)	26,959	901,778
		7,135,287
Thrifts & Mortgage Finance — 1.6%
Astoria Financial Corp.	26,701	345,778
Bank Mutual Corp.	8,663	63,413
BankFinancial Corp.(a)	4,900	64,386
Bear State Financial, Inc.(a)*	1,232	12,184
Beneficial Bancorp, Inc.*	19,038	214,939
BofI Holding, Inc.(a)*	4,691	436,451
Brookline Bancorp, Inc.	18,706	187,995
Cape Bancorp, Inc.(a)	236	2,256
Capitol Federal Financial, Inc.(a)	41,046	513,075
Citizens Community Bancorp, Inc.	400	3,712
Clifton Bancorp, Inc.	4,918	69,393
Dime Community Bancshares, Inc.	9,230	148,603
ESSA Bancorp, Inc.	1,900	24,358
EverBank Financial Corp.(a)	19,946	359,626
Federal Agricultural Mortgage Corp., Class C	1,400	39,466
First Defiance Financial Corp.	1,100	36,102
First Financial Northwest, Inc.	2,239	27,652
Flagstar Bancorp, Inc.*	13,420	194,724
Fox Chase Bancorp, Inc.	3,230	54,361
Hampden Bancorp, Inc.	300	6,639
HF Financial Corp.	110	1,625
Hingham Institution for Savings	213	21,087
Home Bancorp, Inc.	994	21,142
HomeStreet, Inc.*	2,068	37,886
HopFed Bancorp, Inc.(a)	415	5,341
Kearny Financial Corp.(a)*	17,221	233,861
LendingTree, Inc.*	900	50,409
Meridian Bancorp, Inc.(a)*	7,859	103,503
Meta Financial Group, Inc.	256	10,171
MGIC Investment Corp.(a)*	40,575	390,737
Nationstar Mortgage Holdings, Inc.(a)*	4,024	99,675
New Hampshire Thrift Bancshares, Inc.	200	3,120
Northeast Community Bancorp, Inc.	2,200	15,290
Northfield Bancorp, Inc.(a)	14,040	208,073
Northwest Bancshares, Inc.	25,789	305,600
OceanFirst Financial Corp.	3,912	67,560
Oritani Financial Corp.	13,840	201,372
PennyMac Financial Services, Inc., Class A*	327	5,549
Provident Financial Holdings, Inc.	600	9,594
Provident Financial Services, Inc.	15,994	298,288
Pulaski Financial Corp.	2,040	25,235
Radian Group, Inc.(a)	24,936	418,675
SI Financial Group, Inc.	2,065	25,069
Territorial Bancorp, Inc.	2,302	54,696
Timberland Bancorp, Inc.	2,600	28,210
Trustco Bank Corp. NY(a)	23,424	161,157
United Community Financial Corp.	3,865	21,103
United Financial Bancorp, Inc.	13,701	170,303
Walker & Dunlop, Inc.*	5,252	93,118
Washington Federal, Inc.	26,976	588,212
Waterstone Financial, Inc.(a)	8,664	111,246
Westfield Financial, Inc.	5,000	38,650
WSFS Financial Corp.	1,002	75,781
		6,706,451
Tobacco — 0.1%
Alliance One International, Inc.*	17,922	19,714
Universal Corp.(a)	5,600	264,096
Vector Group Ltd.	5,543	121,780
		405,590
Trading Companies & Distributors — 1.1%
Aircastle Ltd.	15,000	336,900
Applied Industrial Technologies, Inc.	12,273	556,458
Beacon Roofing Supply, Inc.*	13,609	425,962
CAI International, Inc.*	4,585	112,653
DXP Enterprises, Inc.*	3,100	136,679
GATX Corp.	13,489	782,092
H&E Equipment Services, Inc.	10,384	259,496
Houston Wire & Cable Co.	5,746	55,909
Kaman Corp., Class A	7,224	306,514
Lawson Products, Inc.*	1,575	36,556
MRC Global, Inc.(a)*	7,875	93,319
Rush Enterprises, Inc., Class A(a)*	8,947	244,790
TAL International Group, Inc.*	10,591	431,371
Textainer Group Holdings Ltd.	13,035	390,920
Titan Machinery, Inc.(a)*	3,710	49,528
Watsco, Inc.	966	121,426
Willis Lease Finance Corp.*	900	16,722
		4,357,295

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc.*	23,396	$358,427
Water Utilities — 0.3%
American States Water Co.	9,573	381,867
Artesian Resources Corp., Class A	1,300	27,807
California Water Service Group	11,688	286,473
Connecticut Water Service, Inc.	1,900	69,027
Consolidated Water Co., Ltd.	2,822	28,982
Middlesex Water Co.	2,337	53,190
SJW Corp.	4,400	136,004
York Water Co.(a)	1,271	30,860
		1,014,210
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.(a)*	6,441	48,565
NTELOS Holdings Corp.(a)	3,570	17,136
Shenandoah Telecommunications Co.(a)	9,912	308,858
Spok Holdings, Inc.	4,000	76,680
Telephone & Data Systems, Inc.	20,316	505,868
		957,107
TOTAL COMMON STOCKS
(Identified Cost $271,417,915)		406,756,058

RIGHTS & WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Community Health Systems, Inc., expires
1/4/16*	50,175	1,104
Pharmaceuticals — 0.0%
FRD Acquisition Co.(b)	656	—
Fresenius Kabi Pharmaceuticals Holding,
Inc., expires 6/30/11(b)	13,728	—
		—
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc., expires
3/31/17	2,600	6,552
TOTAL RIGHTS & WARRANTS
(Identified Cost $22,580)		7,656

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,090,361	1,090,361
		1,090,362
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,090,362)		1,090,362

COLLATERAL FOR SECURITIES ON LOAN — 20.4%
State Street Navigator Securities
Lending Prime Portfolio	83,371,878	83,371,878
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $83,371,878)		83,371,878

Total Investments — 120.5%
(Identified Cost $355,902,735)#		491,225,954
Liabilities, Less Cash and Other Assets — (20.5%)		(83,543,660)

Net Assets — 100.0%		$407,682,294

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2015, the market value of the securities on loan was $94,336,855.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#

At March 31, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $355,902,735. Net unrealized appreciation aggregated $135,323,219 of which $156,756,038 related to appreciated investment securities and $21,432,819 related to depreciated investment securities.

See notes to financial statements.

SA U.S. Small Company Fund

March 31, 2015
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Consumer Discretionary	18.6%
Financials	18.4%
Information Technology	18.1%
Industrials	16.7%
Health Care	10.7%
Materials	5.8%
Consumer Staples	3.9%
Energy	3.5%
Utilities	3.5%
Telecommunication Services	0.8%
100.0%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 98.5%
Australia — 6.3%
Alumina Ltd.	331,073	$404,720
AMP Ltd.	19,581	96,045
Asciano Ltd.	327,641	1,582,133
Bank of Queensland Ltd.	31,710	333,055
Bendigo and Adelaide Bank Ltd.(a)	52,516	501,985
BHP Billiton Ltd.	142,725	3,373,163
BHP Billiton Ltd., ADR(a)	53,915	2,505,430
BlueScope Steel Ltd.	66,691	212,324
Boral Ltd.	154,095	748,798
Echo Entertainment Group Ltd.	139,940	481,766
Fairfax Media Ltd.	229,556	166,973
Fortescue Metals Group Ltd.(a)	181,275	270,613
GrainCorp Ltd.	3,165	22,684
Harvey Norman Holdings Ltd.	61,690	209,089
Incitec Pivot Ltd.	170,218	527,661
Leighton Holdings Ltd.	2,976	47,940
Lend Lease Group	62,357	790,304
Macquarie Group Ltd.	97,568	5,697,552
Metcash Ltd.(a)	39,871	47,070
National Australia Bank Ltd.	158,850	4,664,091
New Hope Corp. Ltd.	3,441	6,369
Newcrest Mining Ltd.*	158,368	1,612,703
Orica Ltd.(a)	15,019	228,899
Origin Energy Ltd.	176,193	1,517,773
Primary Health Care Ltd.(a)	67,952	284,656
Qantas Airways Ltd.*	206,963	491,816
QBE Insurance Group Ltd.	196,459	1,951,214
Rio Tinto Ltd.	38,907	1,695,926
Santos Ltd.	173,598	944,057
Seven Group Holdings Ltd.	5,495	30,176
Sims Metal Management Ltd.(a)	38,790	365,464
Suncorp Group Ltd.	111,763	1,149,178
TABCORP Holdings Ltd.	169,809	613,048
Tatts Group Ltd.	311,149	943,207
Toll Holdings Ltd.	145,327	980,698
Treasury Wine Estates Ltd.	63,120	246,146
Wesfarmers Ltd.	161,748	5,415,668
Woodside Petroleum Ltd.	115,236	3,029,803
WorleyParsons Ltd.	7,306	53,142
		44,243,339
Austria — 0.0%
OMV AG	4,838	132,965
Raiffeisen Bank International AG	8,878	124,290
		257,255
Belgium — 1.5%
Ageas	30,178	1,083,955
Belgacom SA	2,012	70,473
Colruyt SA	6,544	285,257
Delhaize Group SA	27,093	2,438,911
KBC Groep NV*	20,202	1,250,330
Solvay SA	17,225	2,492,026
UCB SA	25,292	1,831,599
Umicore SA	20,552	859,191
		10,311,742
Canada — 8.0%
Agnico Eagle Mines Ltd.(a)	8,536	238,496
Agrium, Inc.(a)	27,322	2,848,865
Bank of Montreal	53,587	3,213,612
Barrick Gold Corp.	249,132	2,730,487
Blackberry Ltd.(a)*	18,976	169,456
Blackberry Ltd.(a)*	29,515	263,096
Bonavista Energy Corp.(a)	1,300	6,549
Cameco Corp.(a)	36,048	502,347
Cameco Corp.(a)	20,557	286,359
Canadian Natural Resources Ltd.	121,797	3,733,101
Canadian Natural Resources Ltd.(a)	81,115	2,491,042
Canadian Oil Sands Ltd.	9,700	75,437
Canadian Tire Corp. Ltd., Class A	21,440	2,184,204
Catamaran Corp.(a)*	5,386	320,682
Cenovus Energy, Inc.	38,638	652,209
Crescent Point Energy Corp.(a)	45,966	1,024,894
Crescent Point Energy Corp.(a)	14,997	335,033
E-L Financial Corp. Ltd.	9	4,690
Eldorado Gold Corp.	49,079	225,273
Eldorado Gold Corp.	8,475	38,877
Empire Co., Ltd., Class A	7,800	543,854
Encana Corp.	185,940	2,073,231
Enerplus Corp.(a)	30,268	306,850
Enerplus Corp.(a)	1,276	12,939
Ensign Energy Services, Inc.(a)	16,271	127,568
Fairfax Financial Holdings Ltd.	4,739	2,656,579
First Quantum Minerals Ltd.	116,246	1,408,848
Genworth MI Canada, Inc.(a)	7,768	171,729
George Weston Ltd.	6,033	477,858
Goldcorp, Inc.(a)	50,251	910,548
Goldcorp, Inc.	8,798	159,212
Hudson's Bay Co.	3,036	62,851
Husky Energy, Inc.(a)	65,750	1,341,943
Industrial Alliance Insurance & Financial Services, Inc.	20,367	681,339
Kinross Gold Corp.*	265,454	588,943
Loblaw Cos., Ltd.	4,868	237,990
Lundin Mining Corp.*	47,675	192,349
Magna International, Inc.	16,312	872,043
Manulife Financial Corp.	243,493	4,135,276
Manulife Financial Corp.	10,781	183,385
Maple Leaf Foods, Inc.(a)	6,218	113,800
MEG Energy Corp.*	10,380	167,680
New Gold, Inc.*	10,520	35,301
Pacific Rubiales Energy Corp.(a)	60,633	144,575
Pan American Silver Corp.(a)	5,106	44,829
Pan American Silver Corp.	4,250	37,272
Pengrowth Energy Corp.(a)	59,462	178,402
Penn West Petroleum Ltd.(a)	73,651	121,535
Precision Drilling Corp.(a)	40,259	255,562
Precision Drilling Corp.	32,732	207,521
Sun Life Financial, Inc.	30,213	931,044
Suncor Energy, Inc.(a)	259,369	7,579,051
Suncor Energy, Inc.	27,648	808,704
Talisman Energy, Inc.(a)	199,277	1,527,756
Talisman Energy, Inc.	59,230	454,886
Teck Resources Ltd., Class B	75,600	1,037,407
Thomson Reuters Corp.(a)	40,990	1,661,866
TMX Group Ltd.(a)	1,166	50,100
TransAlta Corp.(a)	32,569	302,148
TransAlta Corp.	34,686	322,580
Turquoise Hill Resources Ltd.*	84,222	262,773
Whitecap Resources, Inc.(a)	39,218	444,649
WSP Global, Inc.	4,982	164,893
Yamana Gold, Inc.	126,739	454,301
		55,798,679
Denmark — 1.5%
A P Moller - Maersk A/S, Class A(a)	508	1,033,012
A P Moller - Maersk A/S, Class B(a)	1,365	2,856,253
Carlsberg A/S, Class B(a)	22,119	1,827,161
Danske Bank A/S	40,238	1,062,605
H Lundbeck A/S(a)*	6,315	133,141
Jyske Bank A/S*	5,904	248,866
Rockwool International A/S, B Shares	570	66,609

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Denmark (Continued)
TDC A/S	215,022	$1,541,032
Vestas Wind Systems A/S(a)	32,337	1,339,803
		10,108,482
Finland — 0.9%
Fortum Oyj	134,262	2,823,785
Kesko Oyj, B Shares	6,878	294,122
Neste Oil Oyj(a)	22,695	595,429
Stora Enso Oyj, R Shares	140,861	1,452,509
UPM-Kymmene Oyj	63,634	1,239,815
		6,405,660
France — 9.1%
AXA SA	318,289	8,027,247
BNP Paribas SA	61,658	3,750,466
Bollore SA	102,200	544,728
Bollore SA*	400	2,099
Bouygues SA	54,784	2,152,444
Casino Guichard Perrachon SA	14,968	1,328,266
CGG, ADR(a)*	8,801	50,166
Cie de Saint-Gobain	97,985	4,308,632
Cie Generale des Etablissements Michelin	23,216	2,311,824
CNP Assurances	38,017	666,717
Credit Agricole SA	68,516	1,007,463
Eiffage SA	1,943	115,700
Electricite de France SA	35,074	842,516
GDF Suez	296,273	5,863,237
Lafarge SA	39,157	2,540,951
Lagardere SCA	17,497	525,653
Natixis	175,915	1,316,692
Orange SA	358,763	5,772,899
Peugeot SA*	99,606	1,669,711
Renault SA	59,687	5,440,408
Rexel SA	36,042	680,717
SCOR SE	20,302	685,781
Societe Generale SA	100,882	4,878,049
STMicroelectronics NV	153,924	1,439,247
Total SA(a)	77,191	3,840,809
Vallourec SA	19,734	482,201
Vivendi SA	125,383	3,117,669
		63,362,292
Germany — 8.1%
Allianz SE	75,950	13,217,523
Bayerische Motoren Werke AG	57,902	7,250,077
Celesio AG	6,399	189,215
Commerzbank AG*	126,955	1,754,133
Daimler AG(a)	169,178	16,322,668
Deutsche Bank AG	7,197	250,420
Deutsche Bank AG(a)	71,402	2,479,791
Deutsche Lufthansa AG	54,903	772,171
E.On AG	182,553	2,725,489
Fraport AG Frankfurt Airport Services Worldwide	5,611	335,870
Hannover Rueckversicherung AG	5,624	581,741
HeidelbergCement AG	28,923	2,295,452
K+S AG	38,493	1,258,658
Metro AG	26,466	899,117
Muenchener Rueckversicherungs AG	17,839	3,850,664
OSRAM Licht AG	6,193	308,313
RWE AG	2,033	51,983
Talanx AG*	13,218	415,081
Telefonica Deutschland Holding AG*	72,027	416,355
Volkswagen AG	4,984	1,286,439
		56,661,160
Hong Kong — 2.5%
Cathay Pacific Airways Ltd.	343,000	792,834
FIH Mobile Ltd.(a)*	240,000	127,234
Guoco Group Ltd.	5,000	58,077
Hang Lung Group Ltd.	77,000	351,099
Hang Lung Properties Ltd.	194,000	543,014
Henderson Land Development Co., Ltd.	68,963	483,910
Hongkong & Shanghai Hotels Ltd. (The)	68,495	96,479
Hopewell Holdings Ltd.	70,000	263,652
Hutchison Whampoa Ltd.	266,000	3,688,416
Kerry Logistics Network Ltd.(a)	30,250	44,560
Kerry Properties Ltd.	135,000	469,291
MTR Corp. Ltd.	102,000	484,170
New World Development Co., Ltd.	1,634,771	1,897,795
Orient Overseas International Ltd.	45,000	273,390
Shangri-La Asia Ltd.	245,143	337,075
Sino Land Co., Ltd.	566,904	921,361
Sun Hung Kai Properties Ltd.	230,677	3,561,626
Swire Pacific Ltd., Series A	79,000	1,073,014
Swire Pacific Ltd., Series B	67,500	173,263
Tsim Sha Tsui Properties	60,907	163,018
Wharf Holdings Ltd. (The)	98,000	683,237
Wheelock & Co., Ltd.	251,000	1,285,328
		17,771,843
Ireland — 0.2%
Bank of Ireland*	2,785,283	1,060,186
Bank of Ireland(a)*	8,152	122,810
CRH PLC, ADR(a)	12,757	334,106
		1,517,102
Israel — 0.5%
Azrieli Group	1,926	79,232
Bank Hapoalim B.M.	243,823	1,173,988
Bank Leumi Le-Israel*	255,210	947,265
Israel Discount Bank Ltd., Series A*	99,938	169,019
Migdal Insurance & Financial Holding Ltd.	8,487	10,493
Mizrahi Tefahot Bank Ltd.*	14,135	143,506
Paz Oil Co., Ltd.	88	12,860
Teva Pharmaceutical Industries Ltd., ADR	15,615	972,814
		3,509,177
Italy — 1.9%
Banca Monte dei Paschi di Siena SpA(a)*	121,974	81,052
Banco Popolare SC(a)*	38,974	610,163
Finmeccanica SpA*	25,420	302,848
Intesa Sanpaolo SpA	739,508	2,517,465
Mediobanca SpA	231,345	2,222,615
Telecom Italia SpA(a)*	1,799,687	2,113,145
UniCredit SpA	501,400	3,412,696
Unione di Banche Italiane SCPA	266,024	2,083,819
		13,343,803
Japan — 22.0%
77 Bank Ltd. (The)	44,000	249,468
Aeon Co., Ltd.(a)	200,400	2,203,924
Aisin Seiki Co., Ltd.	36,200	1,315,980
Alfresa Holdings Corp.	25,000	353,316
Amada Co., Ltd.(a)	51,000	491,992
Aoyama Trading Co., Ltd.	5,900	192,592
Asahi Glass Co., Ltd.(a)	116,000	762,146
Asahi Kasei Corp.	269,000	2,577,071
Bank of Kyoto Ltd. (The)	45,000	472,381
Bank of Yokohama Ltd. (The)	204,000	1,197,449
Canon Marketing Japan, Inc.	8,000	160,820
Chiba Bank Ltd. (The)	107,000	786,876
Chugoku Bank Ltd. (The)	19,700	294,839
Citizen Holdings Co., Ltd.	64,400	495,075

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Coca-Cola East Japan Co., Ltd.(a)	4,500	$91,925
Coca-Cola West Co., Ltd.	15,200	251,696
Cosmo Oil Co., Ltd.(a)*	111,000	149,931
Dai Nippon Printing Co., Ltd.(a)	108,000	1,051,770
Dai-ichi Life Insurance Co., Ltd. (The)	78,700	1,145,378
Daicel Corp.	8,000	95,585
Daido Steel Co., Ltd.(a)	66,000	296,060
Daihatsu Motor Co., Ltd.(a)	20,700	317,227
Daiichi Sankyo Co., Ltd.(a)	51,000	810,914
Daishi Bank Ltd. (The)	40,000	141,076
Denki Kagaku Kogyo KK	67,000	264,793
DIC Corp.	133,000	388,127
Ebara Corp.	34,000	143,728
Fuji Media Holdings, Inc.	8,400	119,345
FUJIFILM Holdings Corp.	66,500	2,371,178
Fujikura Ltd.	65,000	285,613
Fukuoka Financial Group, Inc.	100,000	516,113
Fukuyama Transporting Co., Ltd.(a)	10,000	53,362
Furukawa Electric Co., Ltd.	52,000	88,014
Glory Ltd.	11,200	312,836
Gunma Bank Ltd. (The)	55,000	372,368
H2O Retailing Corp.(a)	14,000	264,277
Hachijuni Bank Ltd. (The)	48,000	339,384
Hankyu Hanshin Holdings, Inc.	168,000	1,040,764
Higo Bank Ltd. (The)	26,000	159,770
Hiroshima Bank Ltd. (The)	78,000	421,428
Hitachi Capital Corp.	4,600	97,381
Hitachi Chemical Co., Ltd.	24,000	514,679
Hitachi Construction Machinery Co., Ltd.(a)	29,600	518,774
Hitachi High-Technologies Corp.	2,400	73,340
Hitachi Transport System Ltd.	7,700	116,654
Hokuhoku Financial Group, Inc.	200,000	446,909
Honda Motor Co., Ltd.	203,000	6,606,153
House Foods Group, Inc.	8,700	182,799
Ibiden Co., Ltd.	32,600	550,967
Idemitsu Kosan Co., Ltd.(a)	29,200	509,329
Iida Group Holdings Co., Ltd.(a)	7,800	97,423
ITOCHU Corp.	281,200	3,051,501
Iyo Bank Ltd. (The)	38,700	460,457
J Front Retailing Co., Ltd.(a)	69,600	1,096,214
JFE Holdings, Inc.	92,200	2,040,262
Joyo Bank Ltd. (The)(a)	91,000	468,904
Juroku Bank Ltd. (The)	33,000	121,341
JX Holdings, Inc.	403,900	1,556,531
K's Holdings Corp.(a)	3,900	126,331
Kagoshima Bank Ltd. (The)	17,000	115,804
Kamigumi Co., Ltd.	32,000	302,831
Kaneka Corp.	80,000	564,306
Kawasaki Kisen Kaisha Ltd.(a)	266,000	716,371
Keiyo Bank (The)	24,000	139,275
Kinden Corp.	3,000	37,570
Kirin Holdings Co., Ltd.	38,400	504,914
Kobe Steel Ltd.	914,000	1,691,816
Konica Minolta, Inc.	142,000	1,445,633
Kuraray Co., Ltd.	76,400	1,036,418
Kurita Water Industries Ltd.	3,100	75,087
Kyocera Corp.	22,400	1,231,174
Lintec Corp.	2,100	50,112
LIXIL Group Corp.	32,900	780,976
Marubeni Corp.	292,800	1,699,160
Marui Group Co., Ltd.(a)	18,800	213,966
Medipal Holdings Corp.	23,500	306,645
Mitsubishi Chemical Holdings Corp.	429,900	2,504,091
Mitsubishi Corp.	89,900	1,814,341
Mitsubishi Gas Chemical Co., Inc.	45,000	222,120
Mitsubishi Logistics Corp.(a)	1,000	15,633
Mitsubishi Materials Corp.	355,000	1,195,814
Mitsubishi UFJ Financial Group, Inc.	955,000	5,921,820
Mitsubishi UFJ Financial Group, Inc., ADR(a)	1,031,340	6,414,935
Mitsui & Co., Ltd.	56,700	762,083
Mitsui & Co., Ltd., ADR	2,885	776,065
Mitsui Chemicals, Inc.	236,000	759,545
Mitsui Engineering & Shipbuilding Co., Ltd.	81,000	138,450
Mitsui Mining & Smelting Co., Ltd.	39,000	89,098
Mitsui OSK Lines Ltd.(a)	266,000	904,890
Mizuho Financial Group, Inc.	4,432,400	7,801,556
MS&AD Insurance Group Holdings, Inc.	35,000	983,449
Nagase & Co., Ltd.	13,100	171,812
NEC Corp.	734,000	2,160,354
Nexon Co. Ltd.	2,500	26,681
NH Foods Ltd.	16,067	370,813
NHK Spring Co., Ltd.	30,800	321,778
Nikon Corp.(a)	53,700	720,865
Nippo Corp.	11,000	182,149
Nippon Electric Glass Co., Ltd.(a)	54,000	264,293
Nippon Express Co., Ltd.	246,000	1,378,347
Nippon Paper Industries Co., Ltd.(a)	30,700	462,285
Nippon Shokubai Co., Ltd.	18,000	264,593
Nippon Steel Sumitomo Metal Corp.	1,348,275	3,400,619
Nippon Yusen KK	501,000	1,445,333
Nishi-Nippon City Bank Ltd. (The)	89,000	258,982
Nissan Motor Co., Ltd.	426,800	4,355,719
Nisshin Seifun Group, Inc.	17,299	203,950
Nisshinbo Holdings, Inc.	23,000	221,111
NOK Corp.	9,500	286,739
Nomura Holdings, Inc.	174,700	1,028,667
Nomura Real Estate Holdings, Inc.	16,600	299,792
North Pacific Bank Ltd.	32,000	121,132
NTN Corp.	145,000	770,126
NTT DOCOMO, Inc.	200,400	3,484,673
Obayashi Corp.	33,000	214,616
Oji Holdings Corp.	226,000	927,102
Otsuka Holdings Co., Ltd.	21,400	670,808
Rengo Co., Ltd.(a)	5,000	21,220
Resona Holdings, Inc.	182,700	908,816
Ricoh Co., Ltd.	230,800	2,517,083
San-In Godo Bank Ltd. (The)	14,000	115,679
Sankyo Co., Ltd.(a)	6,900	245,946
SBI Holdings, Inc.(a)	25,400	308,354
Sega Sammy Holdings, Inc.(a)	7,900	115,534
Seino Holdings Co., Ltd.	23,000	249,877
Sekisui Chemical Co., Ltd.	40,000	519,948
Sekisui House Ltd.	141,500	2,059,351
Shiga Bank Ltd. (The)	27,000	135,073
Shinsei Bank Ltd.(a)	134,000	267,028
Shizuoka Bank Ltd. (The)	72,000	720,390
Showa Denko KK	459,000	585,542
Showa Shell Sekiyu KK(a)	25,400	232,536
SKY Perfect JSAT Holdings, Inc.	36,000	223,921
Sojitz Corp.	145,400	243,677
Sompo Japan Nipponkoa Holdings, Inc.	24,700	769,204
Sony Corp., ADR	54,124	1,449,441
Sumitomo Chemical Co., Ltd.(a)	491,000	2,530,020
Sumitomo Corp.	66,200	709,552
Sumitomo Dainippon Pharma Co., Ltd.(a)	5,300	62,927
Sumitomo Electric Industries Ltd.	166,400	2,185,184
Sumitomo Forestry Co., Ltd.	38,000	416,009
Sumitomo Heavy Industries Ltd.	111,000	728,370
Sumitomo Metal Mining Co., Ltd.	62,000	909,051
See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Sumitomo Mitsui Financial Group, Inc.	225,900	$8,667,018
Sumitomo Mitsui Trust Holdings, Inc.(a)	316,000	1,305,524
Sumitomo Rubber Industries Ltd.	42,800	791,515
Suzuken Co., Ltd.	9,240	282,358
Suzuki Motor Corp.	39,900	1,201,807
T&D Holdings, Inc.	165,100	2,277,550
Takashimaya Co., Ltd.	47,000	462,809
Takata Corp.(a)	1,800	19,751
TDK Corp.	26,700	1,901,180
Teijin Ltd.	266,000	904,890
TOKAI RIKA Co., Ltd.	11,500	267,424
Tokio Marine Holdings, Inc.	60,700	2,296,969
Toppan Printing Co., Ltd.(a)	80,000	617,668
Toshiba TEC Corp.	12,000	79,543
Tosoh Corp.	128,000	646,750
Toyo Seikan Group Holdings Ltd.	24,300	356,998
Toyobo Co., Ltd.	39,000	52,679
Toyoda Gosei Co., Ltd.	14,500	324,734
Toyota Boshoku Corp.	13,800	173,054
Toyota Tsusho Corp.	65,600	1,742,077
Ube Industries Ltd.	247,000	387,176
UNY Group Holdings Co., Ltd.	39,000	218,844
Ushio, Inc.	8,800	109,766
Wacoal Holdings Corp.	14,000	157,819
Yamada Denki Co., Ltd.(a)	99,500	410,660
Yamaguchi Financial Group, Inc.(a)	28,000	322,875
Yamaha Corp.	20,000	350,857
Yamato Kogyo Co., Ltd.	6,000	145,279
Yamazaki Baking Co., Ltd.	31,000	560,112
Yokohama Rubber Co., Ltd. (The)	48,000	496,269
		153,673,515
Netherlands — 2.8%
Aegon NV	245,202	1,937,590
Akzo Nobel NV	2,421	183,316
ArcelorMittal	179,320	1,691,942
ArcelorMittal-NY Registered(a)	140,956	1,327,805
Fugro NV(a)	2,937	78,887
ING Groep NV*	513,355	7,531,837
Koninklijke Boskalis Westminster NV	13,814	680,291
Koninklijke DSM NV	49,658	2,774,927
Koninklijke KPN NV(a)	84,575	287,277
Koninklijke Philips NV	78,119	2,219,633
Koninklijke Philips NV(a)	29,149	826,083
TNT Express NV	2,208	14,057
		19,553,645
New Zealand — 0.1%
Auckland International Airport Ltd.	53,757	180,849
Contact Energy Ltd.	113,218	506,158
Fletcher Building Ltd.	34,323	216,056
		903,063
Norway — 0.5%
Seadrill Ltd.(a)	25,488	238,313
SpareBank 1 SR-Bank ASA	20,527	143,332
Statoil ASA(a)	87,775	1,555,950
Storebrand ASA*	79,418	289,252
Subsea 7 SA(a)	42,571	366,486
Yara International ASA	9,777	497,607
		3,090,940
Portugal — 0.0%
Banco Comercial Portugues SA(a)*	140,026	14,409
Banco Espirito Santo SA*	414,564	—
EDP Renovaveis SA(a)	24,994	171,999
		186,408
Singapore — 1.1%
CapitaLand Ltd.	136,000	354,778
City Developments Ltd.	74,000	542,456
DBS Group Holdings Ltd.	136,896	2,030,971
Frasers Centrepoint Ltd.	31,500	40,398
Golden Agri-Resources Ltd.(a)	876,000	271,286
Hutchison Port Holdings Trust	954,900	663,656
Neptune Orient Lines Ltd.(a)*	150,749	110,397
Noble Group Ltd.	1,239,000	830,604
Olam International Ltd.(a)	105,000	151,875
OUE Ltd.	64,000	100,732
Singapore Airlines Ltd.	168,340	1,465,853
United Industrial Corp. Ltd.	120,343	300,781
UOL Group Ltd.	36,418	202,742
Venture Corp. Ltd.	42,000	261,668
Wilmar International Ltd.	204,000	484,599
		7,812,796
Spain — 2.5%
Acciona SA*	5,102	393,780
Banco Bilbao Vizcaya Argentaria SA, ADR	58,462	586,374
Banco de Sabadell SA(a)	1,201,558	2,944,412
Banco Popular Espanol SA(a)	274,085	1,343,288
Banco Santander SA	224,619	1,694,757
CaixaBank SA	148,837	706,564
Iberdrola SA	1,020,501	6,585,959
Mapfre SA(a)	293,051	1,071,036
Repsol SA	123,466	2,301,340
		17,627,510
Sweden — 3.2%
Boliden AB	77,171	1,535,866
Holmen AB, B Shares	10,560	356,817
Meda AB, A Shares	20,148	319,340
Nordea Bank AB	186,693	2,282,679
SSAB AB, A Shares(a)*	27,382	134,936
SSAB AB, B Shares	283,451	3,320,914
SSAB Svenskt Stal AB, Series B*	17,977	80,156
Svenska Cellulosa AB, Series A	3,447	80,050
Svenska Cellulosa AB, Series B	158,011	3,645,638
Svenska Handelsbanken AB, A Shares	43,873	1,983,217
Swedbank AB, A Shares(a)	49,945	1,195,249
Tele2 AB, B Shares	57,402	687,186
Telefonaktiebolaget LM Ericsson	392,300	4,937,828
Telefonaktiebolaget LM Ericsson, A Shares	698	8,234
TeliaSonera AB	232,857	1,481,693
		22,049,803
Switzerland — 9.8%
ABB Ltd.*	225,349	4,783,855
Adecco SA*	46,946	3,912,972
Aryzta AG*	22,771	1,400,049
Baloise Holding AG	10,052	1,331,233
Cie Financiere Richemont SA	39,229	3,160,764
Clariant AG(a)*	72,927	1,458,840
Credit Suisse Group AG*	92,505	2,492,057
Dufry AG*	680	100,971
Givaudan SA*	376	681,737
Holcim Ltd.*	63,904	4,777,347
Julius Baer Group Ltd.*	33,590	1,685,376
Lonza Group AG*	12,152	1,519,313
Novartis AG	164,044	16,230,532
OC Oerlikon Corp. AG*	10,340	120,233
Sulzer AG	3,546	390,432
Swatch Group AG (The)	1,314	110,199

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Switzerland (Continued)
Swatch Group AG (The)	3,272	$1,387,519
Swiss Life Holding AG*	3,536	875,085
Swiss Re AG	72,191	6,990,299
Syngenta AG	7,447	2,534,187
UBS Group AG*	207,000	3,902,284
Zurich Insurance Group AG*	25,793	8,740,106
		68,585,390
United Kingdom — 16.0%
Anglo American PLC	288,316	4,328,202
Barclays PLC	657,351	2,365,628
Barclays PLC, ADR(a)	340,877	4,966,578
Barratt Developments PLC	61,728	483,933
BP PLC, ADR(a)	604,707	23,650,091
Carnival PLC(a)	22,441	1,099,385
Carnival PLC, ADR	7,555	369,386
Friends Life Group Ltd.	212,339	1,302,772
Glencore PLC*	509,503	2,160,823
HSBC Holdings PLC	185,329	1,578,024
HSBC Holdings PLC, ADR(a)	269,493	11,477,707
Investec PLC	75,983	632,321
J Sainsbury PLC(a)	294,995	1,134,248
Kingfisher PLC	681,910	3,849,941
Lloyds Banking Group PLC*	3,482,796	4,044,242
Lloyds Banking Group PLC, ADR*	140,007	653,833
Old Mutual PLC	674,385	2,221,850
Pearson PLC, ADR(a)	27,747	599,613
Royal Bank of Scotland Group PLC*	53,725	270,965
Royal Bank of Scotland Group PLC, ADR(a)*	64,693	652,752
Royal Dutch Shell PLC, A Shares	4,933	146,938
Royal Dutch Shell PLC, ADR(a)	227,594	14,270,144
Royal Dutch Shell PLC, ADR	116,399	6,943,200
RSA Insurance Group PLC	11,163	69,698
Standard Chartered PLC	325,426	5,278,728
Vedanta Resources PLC(a)	2,183	16,191
Vodafone Group PLC	4,721,626	15,440,450
WM Morrison Supermarkets PLC(a)	678,082	1,946,352
		111,953,995
TOTAL COMMON STOCKS
(Identified Cost $641,180,770)		688,727,599

PREFERRED STOCKS — 0.9%
Germany — 0.9%
Porsche Automobil Holding SE	8,032	789,973
Volkswagen AG	19,432	5,178,643
		5,968,616
TOTAL PREFERRED STOCKS
(Identified Cost $5,612,419)		5,968,616

RIGHTS & WARRANTS — 0.0%
Spain — 0.0%
Banco de Sabadell SA, expires 4/17/15(a)*	1,201,558	304,906
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		304,906

SHORT-TERM INVESTMENTS — 0.2%
United States — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,494,000	1,494,000
		1,494,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,494,001)		1,494,001

COLLATERAL FOR SECURITIES ON LOAN — 17.1%
Short-Term — 17.1%
State Street Navigator Securities Lending
Prime Portfolio	119,779,102	119,779,102
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $119,779,102)		119,779,102

Total Investments — 116.7%
(Identified Cost $768,066,292)#		816,274,224
Liabilities, Less Cash and Other Assets — (16.7%)		(116,974,228)

Net Assets — 100.0%		$699,299,996

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2015, the market value of the securities on loan was $123,194,483.
*	Non-income producing security.
#

At March 31, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $768,066,292. Net unrealized appreciation aggregated $48,207,932 of which $111,957,467 related to appreciated investment securities and $63,749,535 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to financial statements.

Ten Largest Industry Holdings as of March 31, 2015
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	19.1%
Oil, Gas & Consumable Fuels	12.2%
Insurance	10.4%
Automobiles	7.2%
Metals & Mining	5.7%
Chemicals	4.4%
Pharmaceuticals	3.0%
Capital Markets	3.0%
Wireless Telecommunication Services	2.8%
Food & Staples Retailing	2.5%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company
Portfolio(a)	18,266,264	$322,216,892
TOTAL MUTUAL FUNDS
(Identified Cost $226,564,102)		322,216,892

Total Investments — 100.1%
(Identified Cost $226,564,102)#		322,216,892
Liabilities, Less Cash and Other Assets — (0.1%)		(383,798)

Net Assets — 100.0%		$321,833,094

†	See Note 1.
(a)	Please refer to the Portfolio of Investments of the DFA Investment Dimensions Group, Inc., International Small Company Portfolio included elsewhere in this report.
#

At March 31, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $226,564,102. Net unrealized appreciation aggregated $95,652,790, which related solely to appreciated investment securities.

See notes to financial statements.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 96.6%
Brazil — 5.2%
Aliansce Shopping Centers SA	5,200	$27,535
All - America Latina Logistica SA	34,300	42,666
Banco Bradesco SA	3,480	32,853
Banco do Brasil SA	110,081	790,198
BM&FBOVESPA SA	237,631	830,932
Cosan SA Industria e Comercio	15,000	131,081
Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,200	204,258
Duratex SA	25,081	68,370
Embraer SA, ADR(a)	19,177	589,693
Ez Tec Empreendimentos e Participacoes SA	7,700	48,687
Fibria Celulose SA*	7,700	109,051
Fibria Celulose SA, ADR(a)*	42,916	606,403
Gerdau SA	17,300	42,551
Gerdau SA, ADR(a)	143,910	460,512
Guararapes Confeccoes SA	1,200	29,327
Hypermarcas SA*	57,500	354,922
JBS SA	162,712	723,946
Klabin SA	31,300	178,490
Kroton Educacional SA	50,174	161,768
Magnesita Refratarios SA	7,500	5,499
Mahle-Metal Leve SA	3,100	19,329
Marfrig Global Foods SA*	38,390	48,596
MRV Engenharia e Participacoes SA	53,421	134,408
PDG Realty SA Empreendimentos e Participacoes*	3,755	588
Petroleo Brasileiro SA	23,892	71,716
Petroleo Brasileiro SA, ADR(a)	154,811	930,414
Porto Seguro SA	8,300	92,972
Sao Martinho SA	5,100	61,841
Sul America SA	23,000	102,405
Usinas Siderurgicas de Minas Gerais SA*	25,400	171,108
Vale SA	231,300	1,300,159
Vale SA, ADR(a)	9,400	53,110
		8,425,388
Chile — 1.9%
CAP SA	6,379	21,471
Cencosud SA	88,034	208,631
Cencosud SA, ADR(a)	28,050	197,192
Empresas CMPC SA	156,000	428,282
Empresas COPEC SA	26,464	306,508
Enersis SA, ADR	68,236	1,109,517
ENTEL Chile SA	21,214	215,401
Gasco SA	200	1,665
Grupo Security SA	133,299	41,623
Inversiones Aguas Metropolitanas SA	36,299	58,421
Latam Airlines Group SA, ADR(a)*	49,283	397,221
Ripley Corp. SA	107,262	51,699
Sigdo Koppers SA	10,144	14,944
Sociedad Matriz SAAM SA	240,287	19,238
		3,071,813
China — 15.5%
Agile Property Holdings Ltd.	227,091	136,501
Agricultural Bank of China Ltd., H Shares	2,705,000	1,336,337
Air China Ltd., H Shares	130,000	132,639
Aluminum Corp. of China Ltd., H Shares*	256,000	126,140
Angang Steel Co., Ltd., H Shares(a)	116,000	85,287
Bank of China Ltd., H Shares	5,581,902	3,218,397
Bank of Communications Co., Ltd., H Shares	662,400	568,188
BYD Electronic International Co., Ltd.	47,500	60,044
Chaoda Modern Agriculture Holdings Ltd.(a)*	62,354	3,539
China Agri-Industries Holdings Ltd.	167,700	64,894
China BlueChemical Ltd., H Shares	192,000	73,802
China Citic Bank Corp. Ltd., H Shares	528,000	397,056
China Coal Energy Co., Ltd., H Shares(a)	323,000	178,735
China Communication Services Corp. Ltd., H Shares	353,600	156,899
China Communications Construction Co., Ltd., H Shares	395,000	555,358
China Construction Bank Corp., H Shares	4,901,810	4,065,531
China Everbright Bank Co. Ltd., H Shares	74,000	40,853
China Everbright Ltd.	72,000	188,065
China High Speed Transmission Equipment Group Co., Ltd.*	100,000	69,525
China Hongqiao Group Ltd.(a)	162,500	97,467
China Lumena New Materials Corp.(b)*	224,000	6,773
China Merchants Bank Co., Ltd., H Shares	283,500	691,869
China Merchants Holdings International Co., Ltd.	100,353	395,450
China Minsheng Banking Corp. Ltd., H Shares(a)	266,400	325,069
China National Building Material Co., Ltd., H Shares(a)	394,000	392,341
China National Materials Co., Ltd., H Shares	121,000	34,181
China Overseas Grand Oceans Group Ltd.(a)	77,000	35,855
China Petroleum & Chemical Corp., ADR	11,017	877,945
China Petroleum & Chemical Corp., H Shares	372,400	296,377
China Railway Construction Corp. Ltd., H Shares	170,500	254,233
China Railway Group Ltd., H Shares	293,000	299,703
China Resources Enterprise Ltd.	86,000	168,613
China Shanshui Cement Group Ltd.(a)	125,000	87,067
China Shenhua Energy Co., Ltd.	30,500	77,817
China Shipping Container Lines Co., Ltd., H Shares*	194,200	61,371
China Southern Airlines Co., Ltd., H Shares	198,000	139,191
China Travel International Investment Hong Kong Ltd.	208,000	67,610
China Unicom Hong Kong Ltd.	54,000	82,191
China Unicom Hong Kong Ltd., ADR(a)	55,304	843,939
China Yurun Food Group Ltd.(a)*	170,000	49,557
China ZhengTong Auto Services Holdings Ltd.	91,500	43,197
China Zhongwang Holdings Ltd.(a)	154,000	68,730
Chongqing Rural Commercial Bank Co., Ltd., H Shares(a)	179,000	115,675
CITIC Ltd.	23,000	39,339
Citic Resources Holdings Ltd.(a)*	150,000	21,090
CNOOC Ltd.	100,000	141,113
COSCO Pacific Ltd.	142,680	186,249
Country Garden Holdings Co., Ltd.	481,000	194,196
Dongfeng Motor Group Co., Ltd., H Shares	146,000	233,897
Evergrande Real Estate Group Ltd.(a)	700,000	352,138
Franshion Properties China Ltd.(a)	522,000	158,230
Glorious Property Holdings Ltd.*	228,000	30,880
GOME Electrical Appliances Holding Ltd.(a)	1,108,000	161,498
Greentown China Holdings Ltd.(a)	76,000	67,837
Guangshen Railway Co., Ltd., ADR	3,500	80,920
Guangzhou Automobile Group Co., Ltd., H Shares	64,870	61,919
Guangzhou R&F Properties Co., Ltd.(a)	144,800	148,673
Harbin Electric Co., Ltd., H Shares	54,000	33,573

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Hopson Development Holdings Ltd.*	58,000	$42,045
Industrial & Commercial Bank of China Ltd., H Shares	3,713,000	2,734,707
Intime Retail Group Co. Ltd.	3,500	2,433
Jiangxi Copper Co., Ltd., H Shares	101,000	187,340
Kaisa Group Holdings Ltd.(a)	172,000	34,610
Kingboard Chemical Holdings Ltd.	97,500	154,437
Kingboard Laminates Holdings Ltd.	50,000	20,251
KWG Property Holding Ltd.	147,500	104,451
Longfor Properties Co. Ltd.	89,500	125,834
Maoye International Holdings Ltd.	82,000	13,010
Metallurgical Corp. of China Ltd., H Shares	262,000	96,315
Mingfa Group International Co., Ltd.*	91,000	29,932
MMG Ltd.	88,000	28,945
New World China Land Ltd.(a)	304,800	195,005
Nine Dragons Paper Holdings Ltd.	197,000	123,242
Poly Property Group Co., Ltd.	229,000	111,359
Renhe Commercial Holdings Co., Ltd.*	726,000	34,181
Semiconductor Manufacturing International Corp.*	1,420,000	137,372
Semiconductor Manufacturing International Corp., ADR(a)*	2,052	9,706
Shanghai Industrial Holdings Ltd.	67,000	206,117
Shenzhen International Holdings Ltd.	31,001	46,945
Shenzhen Investment Ltd.	340,072	125,455
Shimao Property Holdings Ltd.	130,500	274,377
Shougang Fushan Resources Group Ltd.	286,000	58,287
Shui On Land Ltd.(a)	488,541	115,319
Sino-Ocean Land Holdings Ltd.	307,712	185,755
Sinotrans Ltd., H Shares	37,000	21,142
Sinotrans Shipping Ltd.*	51,573	11,974
Sinotruk Hong Kong Ltd.	60,000	35,910
Skyworth Digital Holdings Ltd.	240,344	189,109
Soho China Ltd.	205,000	139,352
TCC International Holdings Ltd.	64,000	23,362
Tian An China Investment Co., Ltd.	10,000	6,256
Tianjin Port Development Holdings Ltd.	70,000	15,079
Travelsky Technology Ltd., H Shares	33,500	38,501
Yanzhou Coal Mining Co., Ltd., ADR	4,285	35,823
Yanzhou Coal Mining Co., Ltd., H Shares(a)	118,000	101,065
Yuexiu Property Co., Ltd.(a)	973,033	192,030
Zhongsheng Group Holdings Ltd.	15,500	10,256
Zoomlion Heavy Industry Science and Technology Co., Ltd., H Shares(a)	127,400	87,753
		24,986,605
Colombia — 0.3%
Cementos Argos SA	10,173	33,375
Ecopetrol SA, ADR(a)	611	9,300
Grupo Argos SA	20,588	131,763
Grupo de Inversiones Suramericana SA	22,514	290,604
Grupo Nutresa SA	8,773	77,270
		542,312
Czech Republic — 0.4%
CEZ AS	23,454	574,093
Unipetrol, AS*	14,712	72,481
		646,574
Greece — 0.1%
Alpha Bank AE*	46,386	13,716
Ellaktor SA*	11,652	22,301
GEK Terna Holding Real Estate Construction SA*	8,282	15,406
Hellenic Petroleum SA	13,701	52,299
Marfin Investment Group Holdings SA*	45,244	6,373
Mytilineos Holdings SA*	16,096	96,574
Piraeus Bank SA*	52,422	20,236
Titan Cement Co. SA	299	6,870
		233,775
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	3,816	165,494
OTP Bank PLC	21,318	404,597
		570,091
India — 8.8%
ACC Ltd.	3,681	91,585
Adani Enterprises Ltd.	38,513	377,861
Adani Power Ltd.*	130,889	98,824
Aditya Birla Nuvo Ltd.	9,731	258,890
Allahabad Bank Ltd.*	1,836	2,904
Apollo Tyres Ltd.	62,493	167,863
Arvind Ltd.	35,814	149,594
Bajaj Finserv Ltd.	4,450	100,546
Bajaj Holdings and Investment Ltd.	6,231	129,237
Bank of Baroda	24,405	63,546
Bank of India*	22,041	68,626
Bharat Electronics Ltd.	991	53,128
Bharat Heavy Electricals Ltd.	113,054	427,331
Bharti Airtel Ltd.	66,155	416,447
Biocon Ltd.	7,792	58,358
Cairn India Ltd.	81,823	280,910
Canara Bank	23,213	136,056
Central Bank Of India*	6,316	10,698
Coromandel International Ltd.	3,399	14,447
Corporation Bank	735	608
Crompton Greaves Ltd.	49,779	131,803
DLF Ltd.	86,664	218,387
EID Parry India Ltd.	7,288	20,380
EIH Ltd.	13,530	23,166
Essar Ports Ltd.	2,998	5,892
Federal Bank Ltd.	77,836	163,990
GAIL India Ltd.	63,600	394,926
GAIL India Ltd., GDR	155	5,758
Great Eastern Shipping Co., Ltd. (The)	8,730	50,987
Gujarat Fluorochemicals Ltd.	2,741	30,992
Gujarat State Petronet Ltd.	18,712	36,718
Hindalco Industries Ltd.	185,448	381,231
ICICI Bank Ltd.	98,503	495,496
ICICI Bank Ltd., ADR	74,950	776,482
IDBI Bank Ltd.	16,131	18,237
Idea Cellular Ltd.	86,728	253,956
IDFC Ltd.	28,677	76,342
IFCI Ltd.	14,171	7,541
Indiabulls Housing Finance Ltd.	1,875	16,649
Indian Bank	12,173	33,943
Indian Hotels Co., Ltd.*	47,733	89,240
ING Vysya Bank Ltd.	770	11,504
Jaiprakash Associates Ltd.*	179,807	71,255
Jammu & Kashmir Bank Ltd. (The)	24,690	37,243
Jaypee Infratech Ltd.*	42,410	11,453
Jindal Steel & Power Ltd.	60,136	149,808
JSW Energy Ltd.	75,657	143,441
JSW Steel Ltd.	18,080	261,487
Karur Vysya Bank Ltd. (The)	2,292	19,957
Mahindra & Mahindra Ltd.	14,577	275,998
Mphasis Ltd.	5,447	33,945
MRF Ltd.	29	17,882
National Aluminium Co., Ltd.	72,404	53,972
Oberoi Realty Ltd.	3,932	17,844
Oriental Bank of Commerce	14,300	46,580

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Petronet LNG Ltd.	28,705	$78,985
Piramal Enterprises Ltd.	6,642	92,655
Prestige Estates Projects Ltd.	5,865	25,388
Reliance Capital Ltd.	8,971	60,924
Reliance Communications Ltd.*	140,884	132,934
Reliance Industries Ltd.	192,391	2,529,808
Reliance Industries Ltd., GDR(c)	10,203	269,869
Reliance Power Ltd.*	143,514	129,454
Sesa Sterlite Ltd.	171,802	521,051
Sesa Sterlite Ltd., ADR	19,540	242,296
Sintex Industries Ltd.	2,823	5,449
Sobha Ltd.	6,105	39,265
State Bank of India	135,334	575,666
State Bank of India Ltd., GDR	2,800	118,440
Syndicate Bank	19,381	31,279
Tata Chemicals Ltd.	12,834	90,552
Tata Global Beverages Ltd.	75,341	179,199
Tata Motors Ltd.	83,299	732,878
Tata Steel Ltd.	58,864	297,371
Tube Investments of India Ltd.	8,245	48,484
TV18 Broadcast Ltd.*	108,396	52,396
Union Bank of India	37,465	93,301
UPL Ltd.	55,914	394,732
Videocon Industries Ltd.*	3,464	8,629
Wockhardt Ltd.	6,656	197,623
		14,240,572
Indonesia — 3.1%
Adaro Energy Tbk PT	3,140,700	228,196
Agung Podomoro Land Tbk PT	1,262,900	42,499
Alam Sutera Realty Tbk PT	2,593,800	110,100
Aneka Tambang Tbk PT	967,000	63,974
Bank Danamon Indonesia Tbk PT	378,773	148,467
Bank Mandiri Tbk PT	609,400	581,435
Bank Negara Indonesia Persero Tbk PT	1,214,166	670,925
Bank Pan Indonesia Tbk PT*	1,140,000	124,245
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	143,000	10,937
Bank Tabungan Negara Tbk PT	401,090	38,499
Bumi Serpong Damai Tbk PT	1,081,300	176,564
Ciputra Development Tbk PT	1,821,500	205,485
Gajah Tunggal Tbk PT	517,400	52,433
Garuda Indonesia Persero Tbk PT*	400,470	15,069
Global Mediacom Tbk PT	1,084,300	145,126
Hanson International Tbk PT*	198,800	11,480
Holcim Indonesia Tbk PT	308,000	36,041
Indah Kiat Pulp and Paper Corp., Tbk PT	344,500	26,216
Indika Energy Tbk PT*	43,500	1,444
Indo Tambangraya Megah Tbk PT	64,900	83,886
Indofood Sukses Makmur Tbk PT	1,109,800	632,353
Intiland Development Tbk PT	182,800	8,039
Japfa Comfeed Indonesia Tbk PT	565,400	33,729
Lippo Karawaci Tbk PT	3,997,075	412,700
Medco Energi Internasional Tbk PT	379,700	90,025
MNC Investama Tbk PT	4,910,300	112,289
Modernland Realty Tbk PT	519,100	20,248
Multipolar Tbk PT	1,293,500	94,477
Panin Financial Tbk PT*	539,300	13,941
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	844,800	111,779
Salim Ivomas Pratama Tbk PT	964,200	51,621
Sinar Mas Multiartha Tbk PT	7,500	2,294
Timah Tbk PT	762,382	55,393
United Tractors Tbk PT	238,100	396,985
Vale Indonesia Tbk PT	529,100	130,909
		4,939,803
Korea — 15.0%
BS Financial Group, Inc.	11,392	156,076
CJ E&M Corp.*	1,328	65,236
Daelim Industrial Co., Ltd.	2,608	151,856
Daewoo Engineering & Construction Co., Ltd.*	9,082	64,915
Daewoo Securities Co., Ltd.	17,416	203,287
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	12,811	209,004
Daishin Securities Co., Ltd.	3,000	32,178
Daou Technology, Inc.	2,100	32,746
DGB Financial Group, Inc.	14,167	154,510
Dongkuk Steel Mill Co., Ltd.*	5,154	27,920
Doosan Corp.	1,027	107,842
Doosan Heavy Industries & Construction Co., Ltd.	9,647	246,077
Doosan Infracore Co., Ltd.*	19,039	204,213
E-Mart Co., Ltd.	2,700	567,038
GS Holdings Corp.	5,365	207,453
Halla Holdings Corp.	445	28,398
Hana Financial Group, Inc.	24,268	628,875
Handsome Co., Ltd.	1,970	58,330
Hanil Cement Co., Ltd.	309	50,829
Hanjin Kal Corp.	2,970	95,703
Hanjin Transportation Co., Ltd.	384	22,186
Hansol Holdings Co., Ltd.*	1,844	14,543
Hansol Paper Co., Ltd.*	1,125	22,562
Hanwha Chem Corp.	10,960	144,230
Hanwha Corp.	5,740	188,065
Hanwha Life Insurance Co., Ltd.	27,531	182,887
Hyosung Corp.	3,657	285,783
Hyundai Department Store Co., Ltd.	2,072	278,271
Hyundai Development Co.	4,945	254,058
Hyundai Engineering & Construction Co., Ltd.	3,457	157,044
Hyundai Heavy Industries Co., Ltd.*	4,040	444,256
Hyundai Motor Co.	19,627	2,980,891
Hyundai Securities Co.	1,741	13,276
Hyundai Steel Co.	9,413	619,360
Industrial Bank of Korea	31,915	384,033
KB Financial Group, Inc.	1,370	48,530
KB Financial Group, Inc., ADR*	31,479	1,106,172
KCC Corp.	336	171,415
Kia Motors Corp.	9,969	406,146
KISWIRE Ltd.	840	39,295
Kolon Industries, Inc.	2,786	125,809
Korea Investment Holdings Co., Ltd.	4,550	257,961
Korean Reinsurance Co.	13,690	125,862
Kwangju Bank*	1,074	7,977
Kyongnam Bank*	1,641	13,859
LF Corp.	2,480	70,860
LG Chem Ltd.	4,267	869,207
LG Corp.	11,086	612,530
LG Display Co., Ltd.	4,160	117,363
LG Display Co., Ltd., ADR*	55,508	794,320
LG Electronics, Inc.	16,319	866,365
LG International Corp.	3,030	102,825
LIG Insurance Co., Ltd.	4,390	90,218
Lotte Chemical Corp.	2,545	466,815
Lotte Chilsung Beverage Co., Ltd.	73	113,371
Lotte Confectionery Co., Ltd.	82	131,856
LOTTE Himart Co., Ltd.	487	29,630
Lotte Shopping Co., Ltd.	1,649	353,002

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
LS Corp.	2,043	$95,756
Mirae Asset Securities Co., Ltd.	3,255	153,442
NH Investment & Securities Co., Ltd.	15,300	198,585
Nong Shim Co., Ltd.	100	21,948
OCI Co., Ltd.	2,081	194,135
Poongsan Corp.	2,070	46,085
POSCO	1,589	350,183
POSCO, ADR	30,423	1,662,921
S-Oil Corp.	2,353	136,372
Samsung C&T Corp.	10,155	543,699
Samsung Electro-Mechanics Co., Ltd.	2,485	172,244
Samsung Heavy Industries Co., Ltd.	6,576	106,987
Samsung SDI Co., Ltd.	4,791	589,456
Samsung Securities Co., Ltd.	3,963	185,746
Samsung Techwin Co., Ltd.*	3,999	85,426
Samyang Holdings Corp.	471	39,057
Seah Besteel Corp.	1,570	47,194
SeAH Steel Corp.	130	9,409
Shinhan Financial Group Co., Ltd.	11,620	439,370
Shinhan Financial Group Co., Ltd., ADR*	24,410	910,493
Shinsegae Co., Ltd.	895	135,930
SK Chemicals Co., Ltd.	1,968	112,817
SK Gas Co., Ltd.	589	47,780
SK Holdings Co., Ltd.	3,895	596,827
SK Innovation Co., Ltd.*	5,551	477,323
SK Networks Co., Ltd.	13,860	101,940
SKC Co., Ltd.	1,467	47,734
Ssangyong Cement Industrial Co., Ltd.*	2,750	40,279
Sungwoo Hitech Co., Ltd.	5,817	58,985
Taekwang Industrial Co., Ltd.	36	39,036
Tongyang Life Insurance	3,790	39,627
Woori Bank	14,154	119,667
Woori Bank, ADR(a)*	3,083	78,894
Young Poong Corp.	19	21,270
		24,111,936
Malaysia — 4.1%
Affin Holdings Berhad	125,970	100,341
AirAsia BHD	307,900	197,867
Alliance Financial Group Berhad	97,000	125,457
AMMB Holdings Berhad	258,187	443,383
Batu Kawan Berhad	18,800	92,591
Berjaya Corp. Berhad	442,500	54,364
Berjaya Land Berhad	215,200	42,418
Boustead Holdings Berhad	58,184	72,268
Boustead Plantations Bhd	11,600	4,291
Bumi Armada Bhd*	239,100	66,497
Cahya Mata Sarawak Bhd	31,300	38,032
CIMB Group Holdings Bhd	97,000	162,911
DRB-Hicom Berhad	191,500	101,864
Genting Bhd	306,500	744,836
Genting Malaysia Bhd	471,500	538,530
HAP Seng Consolidated Berhad	84,000	103,200
Hap Seng Plantations Holdings Berhad	19,600	13,760
Hong Leong Financial Group Berhad	26,900	123,187
IJM Corp. Berhad	264,780	514,761
IJM Land Bhd	60,000	56,703
Jaya Tiasa Holdings BHD	54,200	24,294
JCY International Bhd	173,800	33,085
KNM Group Bhd*	215,300	37,497
KSL Holdings Bhd	88,429	51,813
Kulim Malaysia Berhad	70,100	51,863
Mah Sing Group Bhd	164,708	91,616
Malaysia Airports Holdings Bhd	19,200	36,290
Malaysian Resources Corp. Bhd	168,400	56,838
Media Prima Bhd	105,700	48,519
MISC Berhad	184,720	423,457
MMC Corp. Berhad	173,500	118,524
Multi-Purpose Holdings BHD	86,100	62,538
Oriental Holdings Berhad	23,560	42,750
OSK Holdings Berhad	49,637	29,352
Parkson Holdings Bhd*	118,803	70,252
PPB Group Berhad	73,300	304,402
Press Metal Bhd	40,000	35,750
RHB Capital Berhad	99,420	212,611
SapuraKencana Petroleum Bhd	238,000	151,662
Selangor Properties Bhd	6,500	9,653
Shell Refining Co., Federation of Malaya Berhad*	2,900	3,806
SP Setia Bhd Group	49,102	45,874
Star Publications Malaysia Bhd	24,200	16,009
Sunway Bhd	158,600	156,309
Supermax Corp. Bhd	22,500	12,758
Ta Ann Holdings Bhd	27,800	29,275
TA Enterprise Bhd	140,200	28,392
TA Global Berhad	55,560	4,801
TAN Chong Motor Holdings BHD	9,600	7,854
Time dotCom Bhd	57,980	92,680
Tropicana Corp. Bhd	60,700	16,882
UEM Sunrise Bhd	173,200	64,538
Unisem M Bhd	81,900	48,209
UOA Development Bhd	86,000	51,319
Wah Seong Corp. Bhd	3,573	1,196
WCT Holdings Bhd	141,692	58,919
YTL Corp. Berhad	970,009	437,401
		6,566,249
Mexico — 6.7%
Alfa SAB de CV, Class A*	234,344	473,958
Alpek SA de CV*	39,545	44,280
Cemex SAB de CV*	644,945	611,394
Cemex SAB de CV, ADR(a)*	64,134	607,349
Coca-Cola Femsa SAB de CV, ADR(a)	2,011	160,599
Coca-Cola Femsa SAB de CV, Series L	18,694	148,929
Controladora Comercial Mexicana SAB de CV	67,157	216,306
Empresas ICA SAB de CV, ADR(a)*	1,800	5,868
Fomento Economico Mexicano SAB de CV*	46,223	432,094
Fomento Economico Mexicano SAB de CV, ADR(a)*	26,809	2,506,642
Grupo Aeroportuario del Pacifico SAB de CV, ADR(a)	5,200	340,808
Grupo Aeroportuario del Sureste SAB de CV, ADR*	1,900	255,398
Grupo Carso SAB de CV, Series A	47,917	199,917
Grupo Comercial Chedraui SA de CV*	26,226	79,416
Grupo Elektra SAB de CV	4,550	116,507
Grupo Financiero Banorte SAB de CV	250,787	1,454,066
Grupo Financiero Inbursa SA	47,800	120,460
Grupo Financiero Interacciones SA de CV	7,000	46,332
Grupo Financiero Santander Mexico SAB de CV, Class B	187,513	409,484
Grupo Mexico SAB de CV, Series B	479,156	1,412,950
Grupo Sanborns SAB de CV	41,422	67,699
Grupo Simec SAB de CV, Series B*	9,186	25,119
Industrias Bachoco SAB de CV, ADR(a)*	1,265	63,060
Industrias CH SAB de CV, Series B*	19,400	79,337
Industrias Penoles SAB de CV	6,978	121,174
Megacable Holdings SAB de CV*	1,300	5,090

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico (Continued)
Mexichem SAB de CV	74,258	$193,659
OHL Mexico SAB de CV*	125,030	236,314
Organizacion Soriana SAB de CV, Class B	135,613	343,445
TV Azteca SAB de CV*	104,814	39,236
		10,816,890
Philippines — 1.5%
Alliance Global Group, Inc.	307,200	182,121
BDO Unibank, Inc.	145,950	403,893
China Banking Corp.	8,149	8,477
Cosco Capital, Inc.	104,400	20,974
Filinvest Development Corp.	53,300	5,426
Filinvest Land, Inc.	857,000	34,510
First Philippine Holdings Corp.	33,750	72,483
JG Summit Holdings, Inc.	298,720	484,501
LT Group, Inc.	175,000	63,814
Megaworld Corp.	2,097,700	254,821
Metropolitan Bank & Trust	71,098	155,159
Petron Corp.	286,400	63,751
Philippine National Bank*	30,748	53,310
Rizal Commercial Banking Corp.	51,380	51,897
Robinsons Land Corp.	319,900	220,423
San Miguel Corp.	86,300	130,222
Security Bank Corp.	19,780	76,111
Top Frontier Investment Holdings, Inc.*	8,630	19,886
Union Bank of the Philippines	2,590	4,007
Vista Land & Lifescapes, Inc.	520,300	99,986
		2,405,772
Poland — 2.0%
Asseco Poland SA	11,788	183,531
Enea SA	25,464	111,008
Grupa Azoty SA	4,814	102,899
Grupa Lotos SA*	16,089	114,973
Kernel Holding SA*	3,110	30,275
KGHM Polska Miedz SA	23,890	756,511
Lubelski Wegiel Bogdanka SA	963	21,321
Netia SA	36,890	57,435
Orbis SA	1,581	19,484
PGE SA	157,586	866,630
Polski Koncern Naftowy Orlen SA	53,663	839,038
Tauron Polska Energia SA	171,778	199,905
		3,303,010
Russia — 2.0%
Gazprom OAO, ADR	556,206	2,644,203
Lukoil OAO, ADR	7,212	334,060
Magnitogorsk Iron & Steel Works, GDR	11,936	39,687
Magnitogorsk Iron & Steel Works, GDR	2,645	8,795
RusHydro JSC, ADR	223,704	216,545
		3,243,290
South Africa — 8.5%
Aeci Ltd.	13,642	134,969
African Bank Investments Ltd.*	72,611	1,392
African Rainbow Minerals Ltd.	16,931	138,028
Anglo American Platinum Ltd.*	5,973	146,515
AngloGold Ashanti Ltd.*	7,732	74,388
AngloGold Ashanti Ltd., ADR*	57,273	534,930
ArcelorMittal South Africa Ltd.*	23,974	37,318
Aveng Ltd.*	43,063	39,907
Barclays Africa Group Ltd.	54,254	827,520
Barloworld Ltd.	39,661	303,450
Caxton and CTP Publishers and Printers Ltd.	18,814	26,525
DataTec Ltd.	23,007	113,811
Exxaro Resources Ltd.(a)	19,718	163,382
Gold Fields Ltd.	3,156	13,354
Gold Fields Ltd., ADR(a)	136,422	547,052
Grindrod Ltd.	77,312	110,910
Harmony Gold Mining Co., Ltd., ADR(a)*	35,368	61,540
Illovo Sugar Ltd.	17,142	33,608
Impala Platinum Holdings Ltd.*	80,584	390,861
Imperial Holdings Ltd.	26,497	421,431
Investec Ltd.	44,174	366,059
Liberty Holdings Ltd.	19,510	269,994
Mmi Holdings Ltd.	183,023	495,244
Mondi Ltd.	19,251	368,005
Murray & Roberts Holdings Ltd.	41,444	46,778
Nedbank Group Ltd.(a)	25,477	499,458
Northam Platinum Ltd.*	41,788	158,863
Omnia Holdings Ltd.	4,910	69,831
Royal Bafokeng Platinum Ltd.*	4,240	18,132
Sanlam Ltd.	24,759	159,977
Sappi Ltd.*	52,937	213,555
Sappi Ltd., ADR*	44,800	179,200
Sasol Ltd.	32,743	1,112,679
Sasol Ltd., ADR	34,883	1,187,417
Sibanye Gold Ltd.	79,307	169,481
Sibanye Gold Ltd., ADR	15,156	129,281
Standard Bank Group Ltd.(a)	113,807	1,576,352
Steinhoff International Holdings Ltd.(a)	319,593	2,003,352
Telkom SA SOC Ltd.*	48,362	315,794
Tongaat Hulett Ltd.	18,853	209,063
Trencor Ltd.	16,086	81,564
		13,750,970
Spain — 0.1%
Banco Santander SA, ADR	17,978	133,936
		133,936
Taiwan — 15.4%
Ability Enterprise Co., Ltd.	42,000	23,624
Acer, Inc.*	427,884	276,231
Alpha Networks, Inc.	28,000	18,792
Altek Corp.*	23,905	27,924
Ambassador Hotel (The)	20,000	17,641
AmTRAN Technology Co., Ltd.	99,360	54,935
Ardentec Corp.	59,889	58,760
Asia Cement Corp.	264,269	332,342
Asia Optical Co., Inc.*	16,000	22,474
Asia Polymer Corp.	25,000	16,898
Asustek Computer, Inc.	25,000	251,678
AU Optronics Corp.	868,000	436,913
AU Optronics Corp., ADR(a)	73,574	368,606
BES Engineering Corp.	229,000	55,475
Capital Securities Corp.	239,661	78,508
Cathay Real Estate Development Co., Ltd.	100,000	58,006
Chang Hwa Commercial Bank Ltd.	501,521	290,110
Cheng Loong Corp.	114,000	45,177
Cheng Uei Precision Industry Co., Ltd.	62,543	115,931
Chia Hsin Cement Corp.	22,000	9,703
Chin-Poon Industrial Co., Ltd.	55,000	110,914
China Airlines Ltd.*	422,111	216,519
China Development Financial Holding Corp.	1,191,468	413,149
China Life Insurance Co., Ltd.	327,228	284,978
China Motor Corp.	71,195	61,661
China Steel Corp.	1,009,800	839,080
China Synthetic Rubber Corp.	56,203	58,287
Chipbond Technology Corp.	87,000	183,787
Chung Hung Steel Corp.*	105,000	23,725
Clevo Co.	52,000	80,933

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
CMC Magnetics Corp.*	349,000	$46,734
Compal Electronics, Inc.	581,000	483,702
Compeq Manufacturing Co., Ltd.	118,000	76,178
Continental Holdings Corp.	42,000	15,034
Coretronic Corp.	81,000	123,998
CSBC Corp.	67,240	35,565
CTBC Financial Holding Co., Ltd.	1,134,331	754,045
D-Link Corp.	73,440	39,666
E.Sun Financial Holding Co., Ltd.	623,474	381,576
Elitegroup Computer Systems Co., Ltd.	58,877	61,436
Entie Commercial Bank Co., Ltd.	7,000	3,322
Epistar Corp.	128,828	207,508
Eternal Materials Co., Ltd.	37,080	39,758
Eva Airways Corp.*	171,170	125,547
Evergreen International Storage & Transport Corp.	54,000	30,805
Evergreen Marine Corp. Taiwan Ltd.*	219,599	163,173
Far Eastern Department Stores Ltd.	113,220	95,707
Far Eastern International Bank	132,172	46,043
Far Eastern New Century Corp.	471,900	487,132
Farglory Land Development Co., Ltd.	51,721	59,672
Federal Corp.	5,400	2,977
Feng Hsin Iron & Steel Co.	63,000	79,127
First Financial Holding Co., Ltd.	739,969	439,866
Formosa Chemicals & Fibre Corp.	218,000	500,236
Formosa Taffeta Co., Ltd.	67,000	70,554
Formosan Rubber Group, Inc.	68,000	69,000
Foxconn Technology Co., Ltd.	121,800	326,980
Fubon Financial Holding Co., Ltd.	853,211	1,532,453
Gemtek Technology Corp.	47,000	34,698
Getac Technology Corp.	45,000	27,613
Gigabyte Technology Co., Ltd.	52,000	64,481
Gintech Energy Corp.*	48,049	33,169
Globalwafers Co., Ltd.*	4,349	12,690
Gloria Material Technology Corp.	27,300	17,929
Goldsun Development & Construction Co., Ltd.*	193,953	65,395
Grand Pacific Petrochemical	168,000	95,034
Great Wall Enterprise Co., Ltd.	66,300	55,621
Green Energy Technology, Inc.*	40,149	24,379
HannStar Display Corp.	443,770	97,150
Hey Song Corp.	19,750	23,922
Ho Tung Chemical Corp.*	101,955	29,782
Holy Stone Enterprise Co., Ltd.	18,200	26,000
HTC Corp.*	64,000	285,331
Hua Nan Financial Holdings Co., Ltd.	517,884	296,265
Hung Sheng Construction Co., Ltd.*	47,000	28,314
Innolux Corp.	1,455,757	728,111
Inventec Co., Ltd.	364,282	263,694
Jih Sun Financial Holdings Co., Ltd.	214,042	56,982
King Yuan Electronics Co., Ltd.	185,100	168,300
King's Town Bank Co., Ltd.	78,000	74,660
Kinpo Electronics*	122,000	55,756
LCY Chemical Corp.	61,000	32,557
Lealea Enterprise Co., Ltd.*	58,406	17,173
Lextar Electronics Corp.	40,000	36,050
Li Peng Enterprise Co., Ltd.*	86,900	29,716
Lien Hwa Industrial Corp.	62,829	43,071
Lite-On Technology Corp.	263,931	342,039
Macronix International*	577,044	140,526
Masterlink Securities Corp.	114,356	38,374
Mega Financial Holding Co., Ltd.	851,704	706,351
Mercuries & Associates Holdings Ltd.	27,000	20,019
Mercuries Life Insurance Co., Ltd.*	63,913	36,154
Micro-Star International Co., Ltd.	91,374	108,487
Mitac Holdings Corp.	46,219	35,894
Motech Industries, Inc.	34,000	46,018
Nan Ya Printed Circuit Board Corp.*	24,200	39,676
Neo Solar Power Corp.	79,928	70,758
Nien Hsing Textile Co., Ltd.	19,358	16,951
Oriental Union Chemical Corp.	58,000	51,160
Pan-International Industrial	34,380	20,217
Pegatron Corp.	287,249	777,564
POU Chen Corp.	146,133	204,558
Powertech Technology, Inc.	107,000	184,318
President Securities Corp.	101,653	52,954
Prince Housing & Development Corp.	101,970	42,202
Qisda Corp.*	315,400	143,639
Radium Life Tech Co., Ltd.*	38,538	19,953
Rich Development Co., Ltd.	32,978	14,123
Ritek Corp.*	173,399	18,287
Ruentex Development Co., Ltd.	70,000	107,383
Ruentex Industries Ltd.	77,000	168,568
Sanyang Industry Co., Ltd.*	573	480
Shihlin Electric & Engineering Corp.	27,000	34,473
Shin Kong Financial Holding Co., Ltd.	1,323,764	376,103
Shin Zu Shing Co., Ltd.	16,000	42,135
Shinkong Synthetic Fibers Corp.	186,151	63,954
Sincere Navigation Corp.	27,000	21,443
Sino-American Silicon Products, Inc.*	93,000	140,585
SinoPac Financial Holdings Co., Ltd.	640,810	267,260
Solar Applied Materials Technology Co.	25,000	21,133
TA Chen Stainless Pipe*	79,200	53,534
Ta Chong Bank Co., Ltd.*	162,066	55,161
Taichung Commercial Bank Co., Ltd.	165,057	56,179
Tainan Spinning Co., Ltd.	141,017	73,235
Taishin Financial Holding Co., Ltd.	1,046,234	444,708
Taiwan Business Bank*	239,236	72,635
Taiwan Cement Corp.	499,772	704,377
Taiwan Cooperative Financial Holding	503,322	254,959
Taiwan Fertilizer Co., Ltd.	87,000	150,700
Taiwan Glass Industrial Corp.	85,164	61,376
Taiwan Hon Chuan Enterprise Co., Ltd.	32,000	61,770
Taiwan Life Insurance Co., Ltd.*	46,638	38,977
Taiwan PCB Techvest Co., Ltd.	7,000	12,215
Taiwan Surface Mounting Technology Co., Ltd.	26,208	32,959
Taiwan Tea Corp.	80,000	43,720
Tatung Co., Ltd.*	323,784	87,232
Teco Electric and Machinery Co., Ltd.	247,000	235,238
Tong Yang Industry Co., Ltd.	39,921	46,696
TPK Holding Co., Ltd.	35,000	244,966
Tripod Technology Corp.	57,000	114,765
Tung Ho Steel Enterprise Corp.	119,000	90,134
Unimicron Technology Corp.	197,000	127,808
Union Bank Of Taiwan*	86,409	29,411
United Microelectronics Corp.	1,984,513	983,060
Universal Cement Corp.	44,140	41,615
UPC Technology Corp.	127,125	46,722
USI Corp.	127,000	65,753
Wah Lee Industrial Corp.	25,000	43,784
Walsin Lihwa Corp.*	401,000	123,670
Wan Hai Lines Ltd.	114,650	141,435
Win Semiconductors Corp.	66,000	90,383
Winbond Electronics Corp.*	389,000	128,050
Wisdom Marine Lines Co., Ltd.*	15,067	18,828
Wistron Corp.	383,958	326,407
WPG Holdings Ltd.	104,000	133,947
WT Microelectronics Co., Ltd.	55,197	85,292
Yageo Corp.	83,176	171,456

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Yang Ming Marine Transport Corp.*	189,365	$108,935
YFY, Inc.	150,385	60,558
Yieh Phui Enterprise Co., Ltd.	138,937	42,005
Yuanta Financial Holding Co., Ltd.	1,287,365	648,002
Yulon Motor Co., Ltd.	111,272	152,025
		24,732,819
Thailand — 3.4%
AP Thailand PCL	308,500	68,261
Bangchak Petroleum PCL	74,000	73,340
Bangkok Bank PCL, ADR	61,300	347,568
Bangkok Expressway PCL	63,900	76,586
Bangkok Insurance PCL	2,100	23,620
Bangkokland PCL	1,494,000	68,869
Banpu PCL	193,700	175,604
Charoen Pokphand Foods PCL	335,800	232,191
Hana Microelectronics PCL	43,900	59,361
Indorama Ventures PCL	149,000	119,053
IRPC PCL	1,153,000	152,363
Kiatnakin Bank PCL	33,300	39,911
Krung Thai Bank PCL	759,175	531,936
MBK PCL	23,300	10,025
Precious Shipping PCL	58,400	25,664
PTT Exploration & Production PCL	183,200	613,669
PTT Global Chemical PCL	299,528	480,957
PTT PCL	175,200	1,739,078
Sansiri PCL	950,800	54,056
Thai Airways International PCL*	96,000	31,862
Thai Oil PCL	121,700	194,481
Thanachart Capital PCL	81,200	86,715
Thoresen Thai Agencies PCL	166,348	67,991
Tisco Financial Group PCL	22,000	30,931
TPI Polene PCL	1,617,600	142,174
Vinythai PCL	42,500	13,061
		5,459,327
Turkey — 2.2%
Akbank TAS	207,357	610,378
Aksa Akrilik Kimya Sanayii	9,237	34,441
Anadolu Efes Biracilik Ve Malt Sanayii AS*	8,559	71,466
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	6,870	6,530
Eregli Demir ve Celik Fabrikalari TAS	209,955	326,382
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*	46,924	30,333
KOC Holding AS	61,679	281,238
Koza Anadolu Metal Madencilik Isletmeleri AS*	13,776	11,132
Sekerbank TAS*	54,778	35,200
Selcuk Ecza Deposu Ticaret ve Sanayi AS	11,784	11,835
Soda Sanayii AS	19,205	42,565
Tekfen Holding AS*	26,275	47,518
Trakya Cam Sanayi AS	45,275	51,393
Turk Hava Yollari*	81,042	267,869
Turk Sise ve Cam Fabrikalari AS	98,400	121,540
Turkiye Garanti Bankasi AS	94,962	311,686
Turkiye Halk Bankasi AS	92,878	459,235
Turkiye Is Bankasi	213,035	481,180
Turkiye Sinai Kalkinma Bankasi AS	53,613	41,053
Turkiye Vakiflar Bankasi TAO	87,111	142,791
Yapi ve Kredi Bankasi AS	70,455	108,440
		3,494,205
TOTAL COMMON STOCKS
(Identified Cost $163,014,076)		155,675,337

PREFERRED STOCKS — 2.6%
Brazil — 2.5%
Alpargatas SA	5,400	16,564
Banco Bradesco SA	10,560	98,170
Banco do Estado do Rio Grande do Sul SA, PF B	22,800	78,583
Braskem SA, ADR(a)	11,570	80,296
Petroleo Brasileiro SA	87,159	265,720
Petroleo Brasileiro SA, ADR	192,885	1,174,670
Suzano Papel e Celulose SA, PF A	71,100	329,485
Usinas Siderurgicas de Minas Gerais SA, PF A*	70,030	109,053
Vale SA	379,419	1,836,732
Vale SA, PF ADR(a)	9,100	44,135
		4,033,408
Colombia — 0.1%
Avianca Holdings SA	2,507	3,534
Grupo de Inversiones Suramericana SA	9,211	118,680
		122,214
TOTAL PREFERRED STOCKS
(Identified Cost $10,416,634)		4,155,622

RIGHTS & WARRANTS — 0.0%
Malaysia — 0.0%
KNM Group Bhd expires 4/13/15*	43,060	1,744
Mah Sing Group Bhd expires 2/21/20*	11,402	616
		2,360
Thailand — 0.0%
Thoresen Thai Agencies (F) expires 2/05/15(b)*	3,211	—
Thoresen Thai Agencies Warrant expires 2/28/19*	15,842	—
		—
TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		2,360

SHORT-TERM INVESTMENTS — 0.8%
United States — 0.8%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,218,075	1,218,075
		1,218,076
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,218,076)		1,218,076

COLLATERAL FOR SECURITIES ON LOAN — 8.8%
Short-Term — 8.8%
State Street Navigator Securities Lending Prime Portfolio	14,214,800	14,214,800
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $14,214,800)		14,214,800

Total Investments — 108.8%
(Identified Cost $188,863,586)#		175,266,195

Liabilities, Less Cash and Other Assets — (8.8%)		(14,146,939)
Net Assets — 100.0%		$161,119,256

(a)	A portion or all of the security/securities were held on loan. As of March 31, 2015, the market value of the securities on loan was $14,033,112.
(b)	Bankrupt security/delisted.
†	See Note 1.
*	Non-income producing security.
#	At March 31, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $188,863,586. Net unrealized depreciation aggregated $13,597,391 of which $19,054,146 related to appreciated investment securities and $32,651,537 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

See notes to financial statements.

SA Emerging Markets Value Fund

Ten Largest Industry Holdings as of March 31, 2015
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	23.7%
Oil, Gas & Consumable Fuels	11.6%
Metals & Mining	10.0%
Real Estate Management & Development	3.6%
Chemicals	3.6%
Electronic Equipment, Instruments & Components	3.2%
Automobiles	3.1%
Industrial Conglomerates	3.0%
Computers & Peripherals	2.5%
Household Durables	2.3%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2015 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Capital Markets — 0.0%
Ashford, Inc.(a)*	259	$30,759
		30,759
Real Estate Investment Trusts (REITs) — 99.5%
Acadia Realty Trust	16,772	585,007
Agree Realty Corp.(a)	3,962	130,627
Alexander's, Inc.	576	262,990
Alexandria Real Estate Equities, Inc.	18,970	1,859,819
American Assets Trust, Inc.	8,901	385,235
American Campus Communities, Inc.	27,822	1,192,729
American Realty Capital Properties, Inc.	233,137	2,296,399
American Tower Corp. REIT	3,344	314,838
Apartment Investment & Management Co.	38,488	1,514,888
Ashford Hospitality Prime, Inc.	4,466	74,895
Ashford Hospitality Trust, Inc.	22,598	217,393
Associated Estates Realty Corp.	14,572	359,637
AvalonBay Communities, Inc.	34,815	6,066,514
BioMed Realty Trust, Inc.	52,564	1,191,100
Boston Properties, Inc.	40,449	5,682,276
Brandywine Realty Trust	46,613	744,876
Camden Property Trust	22,474	1,755,894
Campus Crest Communities, Inc.(a)	15,999	114,553
CareTrust REIT, Inc.	2,507	33,995
CBL & Associates Properties, Inc.	44,909	889,198
Cedar Realty Trust, Inc.	16,725	125,270
Chambers Street Properties	35,231	277,620
Chatham Lodging Trust	1,947	57,261
Chesapeake Lodging Trust	13,150	444,865
CoreSite Realty Corp.	2,655	129,245
Corporate Office Properties Trust	24,322	714,580
Cousins Properties, Inc.	53,509	567,195
CubeSmart	40,752	984,161
CyrusOne, Inc.(a)	8,744	272,113
DCT Industrial Trust, Inc.	21,745	753,682
DDR Corp.	79,674	1,483,530
DiamondRock Hospitality Co.	50,308	710,852
Digital Realty Trust, Inc.(a)	35,864	2,365,589
Douglas Emmett, Inc.	36,263	1,081,000
Duke Realty Corp.	86,635	1,886,044
DuPont Fabros Technology, Inc.	16,655	544,285
EastGroup Properties, Inc.	8,363	502,951
Education Realty Trust, Inc.	12,213	432,096
EPR Properties	14,992	899,970
Equity Commonwealth	17,838	473,599
Equity Lifestyle Properties, Inc.	20,882	1,147,466
Equity One, Inc.	17,703	472,493
Equity Residential	87,215	6,790,560
Essex Property Trust, Inc.	15,694	3,608,051
Excel Trust, Inc.	15,431	216,343
Extra Space Storage, Inc.	29,133	1,968,517
Federal Realty Investment Trust(a)	17,982	2,647,130
FelCor Lodging Trust, Inc.	28,688	329,625
First Industrial Realty Trust, Inc.	28,702	615,084
First Potomac Realty Trust	14,955	177,815
Franklin Street Properties Corp.	24,015	307,872
Gaming and Leisure Properties, Inc.(a)	23,559	868,620
General Growth Properties, Inc.	139,895	4,133,897
Getty Realty Corp.	6,559	119,374
Gladstone Commercial Corp.	4,539	84,471
Government Properties Income Trust(a)	17,333	396,059
HCP, Inc.	120,082	5,188,743
Health Care REIT, Inc.	85,536	6,617,065
Healthcare Realty Trust, Inc.	24,402	677,888
Healthcare Trust of America, Inc., Class A	30,053	837,277
Hersha Hospitality Trust	50,401	326,094
Highwoods Properties, Inc.	23,735	1,086,588
Home Properties, Inc.	15,097	1,046,071
Hospitality Properties Trust	39,350	1,298,156
Host Hotels & Resorts, Inc.	198,012	3,995,882
Hudson Pacific Properties, Inc.	14,392	477,670
Inland Real Estate Corp.	24,024	256,817
Investors Real Estate Trust	30,119	225,893
Iron Mountain, Inc.(a)	15,617	569,708
Kilroy Realty Corp.	22,161	1,688,003
Kimco Realty Corp.	108,066	2,901,572
Kite Realty Group Trust	21,246	598,500
LaSalle Hotel Properties	27,825	1,081,280
Lexington Realty Trust(a)	54,796	538,645
Liberty Property Trust	39,014	1,392,800
LTC Properties, Inc.	8,859	407,514
Macerich Co. (The)	38,946	3,284,316
Mack-Cali Realty Corp.	21,543	415,349
Medical Properties Trust, Inc.	47,893	705,943
Mid-America Apartment Communities, Inc.	19,780	1,528,401
Monmouth Real Estate Investment Corp., Class A	12,020	133,542
National Health Investors, Inc.(a)	7,049	500,549
National Retail Properties, Inc.	33,901	1,388,924
Omega Healthcare Investors, Inc.(a)	33,419	1,355,809
One Liberty Properties, Inc.	1,927	47,057
Parkway Properties, Inc.	18,562	322,051
Pebblebrook Hotel Trust	17,913	834,208
Pennsylvania Real Estate Investment Trust	17,006	395,049
Piedmont Office Realty Trust, Inc., Class A	39,745	739,654
Post Properties, Inc.	14,312	814,782
Prologis, Inc.	130,940	5,703,746
PS Business Parks, Inc.	5,090	422,674
Public Storage	38,795	7,648,046
Ramco-Gershenson Properties Trust	19,171	356,581
Realty Income Corp.(a)	58,595	3,023,502
Regency Centers Corp.	24,445	1,663,238
Retail Opportunity Investments Corp.	23,106	422,840
Retail Properties of America, Inc., Class A	62,003	993,908
Rexford Industrial Realty, Inc.	2,074	32,790
RLJ Lodging Trust	34,699	1,086,426
Rouse Properties, Inc. REIT	3,972	75,309
Ryman Hospitality Properties	10,839	660,203
Sabra Healthcare REIT, Inc.	13,677	453,393
Saul Centers, Inc.	3,133	179,208
Select Income REIT	13,548	338,565
Senior Housing Properties Trust	55,286	1,226,796
Simon Property Group, Inc.	83,131	16,263,749
SL Green Realty Corp.	25,579	3,283,832
Sotherly Hotels, Inc.	1,600	12,176
Sovran Self Storage, Inc.	8,672	814,648
Spirit Realty Capital, Inc.	101,400	1,224,912
STAG Industrial, Inc.	15,152	356,375
Starwood Waypoint Residential Trust(a)	9,521	246,118
Strategic Hotels & Resorts, Inc.*	59,200	735,856
Summit Hotel Properties, Inc.	21,776	306,388
Sun Communities, Inc.	11,240	749,933
Sunstone Hotel Investors, Inc.	52,491	875,025
Tanger Factory Outlet Centers	23,542	827,972
Taubman Centers, Inc.	16,201	1,249,583
Terreno Realty Corp.	3,858	87,962
UDR, Inc.	67,068	2,282,324
UMH Properties, Inc.(a)	1,915	19,284
Universal Health Realty Income Trust	3,107	174,769
Urban Edge Properties	22,438	531,781
Urstadt Biddle Properties, Inc.(a)	1,000	18,810

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Urstadt Biddle Properties, Inc., Class A	6,294	$145,140
Ventas, Inc.(a)	78,120	5,704,322
Vornado Realty Trust	44,576	4,992,512
Washington Real Estate Investment Trust(a)	17,296	477,888
Weingarten Realty Investors	30,210	1,086,956
Whitestone REIT, Class B(a)	3,697	58,708
WP Carey, Inc.	23,338	1,586,984
WP Glimcher, Inc.	48,016	798,506
		177,139,686
TOTAL COMMON STOCKS
(Identified Cost $116,778,876)		177,170,445

SHORT-TERM INVESTMENTS — 0.3%
United States — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	456,000	456,000
		456,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $456,001)		456,001

COLLATERAL FOR SECURITIES ON LOAN — 4.6%
Short-Term — 4.6%
State Street Navigator Securities Lending Prime Portfolio	8,191,293	8,191,293
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $8,191,293)		8,191,293

Total Investments — 104.4%
(Identified Cost $125,426,170)#		185,817,739
Liabilities, Less Cash and Other Assets — (4.4%)		(7,797,317)

Net Assets — 100.0%		$178,020,422

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of March 31, 2015, the market value of the securities on loan was $15,521,091.
*	Non-income producing security.
#

At March 31, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $125,426,170. Net unrealized appreciation aggregated $60,391,569 of which $61,976,851 related to appreciated investment securities and $1,585,282 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to financial statements.

SA Real Estate Securities Fund

March 31, 2015
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Retail REITs	26.8%
Residential REITs	16.7%
Office REITs	16.2%
Health Care REITs	13.4%
Specialized REITs	7.9%
Hotels & Resorts REITs	7.3%
Diversified REITs	6.8%
Industrial REITs	4.6%
Short-Term	0.3%
Asset Management & Custody Banks	—%
100.0%

SA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – March 31, 2015 (Unaudited)

1. Security Valuation

Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates. Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board”) pursuant to procedures approved by the Board. Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Funds adopted provisions respecting fair value measurement which provide enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The tables below provide a summary of the inputs as of March 31, 2015, in valuing each Fund's investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets		Significant
	for Identical	Significant Other	Unobservable	Balance as of
	Investments	Observable Inputs	Inputs	March 31, 2015
Description	(Level 1)	(Level 2)*	(Level 3)	Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$596,559,210	$—	$596,559,210
Short-Term Investments	3,707,187	—	—	3,707,187
Total Investments	$3,707,187	$596,559,210	$—	$600,266,397

SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$735,919,252	$—	$735,919,252
Short-Term Investments	6,841,110	—	—	6,841,110
Collateral For Securities On Loan	73,111,259	—	—	73,111,259
Forward Foreign Currency Contracts	—	7,415,580	—	7,415,580
Total Investments	$79,952,369	$743,334,832	$—	$823,287,201

Liabilities:
Forward Foreign Currency Contracts	$—	$(561,338)	$—	$(561,338)

SA U.S. Core Market Fund (a)
Common Stocks	$673,723,844	$—	$—	$673,723,844
Rights & Warrants	11,444	—	—	11,444
Mutual Funds	28,857,601	—	—	28,857,601
Short-Term Investments	2,572,929	—	—	2,572,929
Collateral For Securities On Loan	26,669,314	—	—	26,669,314
Total Investments	$731,835,132	$—	$—	$731,835,132

SA U.S. Value Fund (a)
Common Stocks	$539,676,131	$—		$—	$539,676,131
Short-Term Investments	1,112,001	—		—	1,112,001
Collateral For Securities On Loan	23,234,438	—		—	23,234,438
Total Investments	$564,022,570	$—		$—	$564,022,570

SA U.S. Small Company Fund (b)
Common Stocks	$406,756,058	$0	†	$—	$406,756,058
Rights & Warrants	7,656	0	†	—	7,656
Short-Term Investments	1,090,362	—		—	1,090,362
Collateral For Securities On Loan	83,371,878	—		—	83,371,878
Total Investments	$491,225,954	$—		$—	$491,225,954

SA International Value Fund (a)
Common Stocks	$688,727,599	$0	†	$—	$688,727,599
Preferred Stocks	5,968,616	—		—	5,968,616
Rights & Warrants	304,906	—		—	304,906
Short-Term Investments	1,494,001	—		—	1,494,001
Collateral For Securities On Loan	119,779,102	—		—	119,779,102
Total Investments	$816,274,224	$—		$—	$816,274,224

SA International Small Company Fund (a)
Mutual Funds	$322,216,892	$—		$—	$322,216,892
Total Investments	$322,216,892	$—		$—	$322,216,892

SA Emerging Markets Value Fund (a)
Common Stocks	$155,675,337	$—		$—	$155,675,337
Preferred Stocks	4,155,622	—		—	4,155,622
Rights & Warrants	2,360	—		—	2,360
Short-Term Investments	1,218,076	—		—	1,218,076
Collateral For Securities On Loan	14,214,800	—		—	14,214,800
Total Investments	$175,266,195	$—		$—	$175,266,195

SA Real Estate Securities Fund (a)
Common Stocks	$177,170,445	$—		$—	$177,170,445
Short-Term Investments	456,001	—		—	456,001
Collateral For Securities On Loan	8,191,293	—		—	8,191,293
Total Investments	$185,817,739	$—		$—	$185,817,739

*	The end of period timing recognition is used for transfers between levels of the Fund's assets and liabilities.
†	Includes one or more securities which are valued at zero.
(a)	For the period ended March 31, 2015, there was no transfer activity between Level 1 and Level 2.
(b)	Common stocks valued at $6,552 were transferred from Level 2 to Level 1 during the period ended March 31, 2015. At June 30, 2014, these securities were valued using fair value adjustment factors; at March 31, 2015, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. There were no transfers from Level 1 to Level 2 as of the period ended March 31, 2015.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2015
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$3,038,697,096
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	2,079,200,979
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	1,917,558,773
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	1,059,109,811
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	697,108,426
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $7,961,573,219)	8,791,675,085
TOTAL INVESTMENTS — (100.0%) (Cost $7,961,573,219)^^	$8,791,675,085

INTERNATIONAL SMALL COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of March 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,791,675,085	—	—	$8,791,675,085
TOTAL	$8,791,675,085	—	—	$8,791,675,085

Organization

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At March 31, 2015, the Fund consists of seventy-six operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc. (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds. These valuations are classified as Level 1 in the hierarchy.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio's investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

At March 31, 2015, the total cost of securities for federal income tax purposes was $8,704,563,223.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2015
(Unaudited)

		Shares	Value††
COMMON STOCKS — (86.9%)
Consumer Discretionary — (17.7%)
	Accordia Golf Co., Ltd.	350,289	$3,362,231
#	Adastria Holdings Co., Ltd.	96,820	2,675,982
#	Aeon Fantasy Co., Ltd.	56,232	861,693
#*	AGORA Hospitality Group Co., Ltd.	591,000	216,672
	Ahresty Corp.	123,400	790,383
#*	Aigan Co., Ltd.	95,200	195,140
	Aisan Industry Co., Ltd.	201,800	1,736,110
#	Akebono Brake Industry Co., Ltd.	436,100	1,596,902
#	Alpen Co., Ltd.	109,300	1,710,245
	Alpha Corp.	30,400	341,817
	Alpine Electronics, Inc.	273,700	4,551,860
	Amiyaki Tei Co., Ltd.	23,800	779,290
#	Amuse, Inc.	21,699	607,319
*	Anrakutei Co., Ltd.	22,000	79,911
	AOI Pro, Inc.	44,800	327,756
	AOKI Holdings, Inc.	268,400	3,793,599
	Aoyama Trading Co., Ltd.	307,000	10,023,007
	Arata Corp.	102,000	275,294
	Arcland Sakamoto Co., Ltd.	88,100	1,890,395
	Asahi Broadcasting Corp.	21,200	188,272
#	Asahi Co., Ltd.	92,300	953,134
	Asatsu-DK, Inc.	196,300	5,346,836
#*	Ashimori Industry Co., Ltd.	310,000	399,413
#	ASKUL Corp.	45,300	1,065,450
#	Atom Corp.	237,400	1,553,644
	Atsugi Co., Ltd.	743,000	736,577
#	Autobacs Seven Co., Ltd.	407,300	6,427,381
#	Avex Group Holdings, Inc.	237,300	3,785,105
	Belluna Co., Ltd.	246,500	1,206,379
#	Best Denki Co., Ltd.	385,300	461,653
#	Bic Camera, Inc.	483,600	5,023,507
	Bookoff Corp.	63,300	471,825
#	BRONCO BILLY Co., Ltd.	19,900	665,559
	Calsonic Kansei Corp.	994,000	6,578,141
#	Can Do Co., Ltd.	63,500	833,660
#	Central Sports Co., Ltd.	31,800	591,264
	CHIMNEY Co., Ltd.	23,900	542,428
	Chiyoda Co., Ltd.	150,900	3,398,186
	Chofu Seisakusho Co., Ltd.	83,800	2,066,514
#	Chori Co., Ltd.	71,800	1,106,932
	Chuo Spring Co., Ltd.	196,000	551,238
#	Clarion Co., Ltd.	782,000	2,149,754
	Cleanup Corp.	129,700	1,008,775
#	Colowide Co., Ltd.	347,000	4,737,584
	Corona Corp.	80,100	773,252
#	Cross Plus, Inc.	22,000	139,863
#*	DA Consortium, Inc.	144,000	570,841
	Daido Metal Co., Ltd.	184,600	1,921,478
#	Daidoh, Ltd.	137,200	587,852
	Daiichikosho Co., Ltd.	189,100	5,873,998
	Daikoku Denki Co., Ltd.	43,400	627,173

#	Dainichi Co., Ltd.	49,300	$321,539
#	Daisyo Corp.	52,800	618,615
	DCM Holdings Co., Ltd.	530,600	3,972,893
	Descente, Ltd.	247,000	3,068,660
	Doshisha Co., Ltd.	141,100	2,189,964
	Doutor Nichires Holdings Co., Ltd.	178,686	2,992,195
#	Dunlop Sports Co., Ltd.	75,300	760,824
	Dynic Corp.	174,000	261,888
	Eagle Industry Co., Ltd.	147,200	2,973,418
#	EDION Corp.	513,900	3,862,659
	Exedy Corp.	193,000	4,596,898
	F T Communications Co., Ltd.	14,400	286,966
#	F-Tech, Inc.	32,100	307,063
#	FCC Co., Ltd.	197,600	3,079,579
#	Fields Corp.	90,900	1,385,303
	Fine Sinter Co., Ltd.	49,000	139,933
#	First Juken Co., Ltd.	19,600	243,647
#	Foster Electric Co., Ltd.	130,500	3,251,018
#	France Bed Holdings Co., Ltd.	691,000	1,030,040
#	Fuji Co. Ltd/Ehime	109,200	1,877,062
#	Fuji Corp., Ltd.	131,000	724,742
	Fuji Kiko Co., Ltd.	144,000	674,385
#	Fuji Kyuko Co., Ltd.	195,000	1,835,918
	Fuji Oozx, Inc.	6,000	25,849
	Fujibo Holdings, Inc.	742,000	1,846,199
#	Fujikura Rubber, Ltd.	73,100	462,482
#	Fujishoji Co., Ltd.	33,300	413,399
	Fujita Kanko, Inc.	105,000	446,683
	Fujitsu General, Ltd.	370,000	4,846,535
	FuKoKu Co., Ltd.	40,800	399,377
*	Funai Electric Co., Ltd.	39,800	458,170
#	Furukawa Battery Co., Ltd.	95,000	720,849
*	Futaba Industrial Co., Ltd.	320,000	1,487,294
	G-7 Holdings, Inc.	29,200	243,210
	G-Tekt Corp.	98,600	890,306
	Gakken Holdings Co., Ltd.	313,000	667,378
	Genki Sushi Co., Ltd.	32,000	649,829
#	Geo Holdings Corp.	213,200	2,253,861
#	GLOBERIDE, Inc.	623,000	994,325
	Goldwin, Inc.	183,000	1,243,507
#*	Gourmet Kineya Co., Ltd.	85,000	681,870
	GSI Creos Corp.	335,000	356,881
	Gulliver International Co., Ltd.	387,900	3,190,049
	Gunze, Ltd.	1,080,000	2,886,424
#	H-One Co., Ltd.	67,500	400,032
	H2O Retailing Corp.	76,005	1,430,245
#	Hagihara Industries, Inc.	26,600	464,710
	Hakuyosha Co., Ltd.	65,000	138,010
	Happinet Corp.	93,800	1,116,360
	Hard Off Corp. Co., Ltd.	51,000	482,473
#	Haruyama Trading Co., Ltd.	47,900	301,096
	HI-LEX Corp.	56,000	1,702,601

#	Hiday Hidaka Corp.	74,956	$1,891,212
#	Higashi Nihon House Co., Ltd.	223,000	1,014,405
#	Himaraya Co., Ltd.	35,900	299,517
#	Hiramatsu, Inc.	156,800	829,436
#	Honeys Co., Ltd.	106,040	927,748
#	Hoosiers Holdings	181,100	912,190
	Ichibanya Co., Ltd.	47,200	2,098,739
#	Ichikoh Industries, Ltd.	286,000	614,009
#*	IJT Technology Holdings Co., Ltd.	124,680	553,668
#	Ikyu Corp.	118,800	2,082,714
#	Imasen Electric Industrial	89,600	1,059,381
#	Imperial Hotel, Ltd.	14,200	302,058
	Intage Holdings, Inc.	84,800	1,456,692
*	Izuhakone Railway Co., Ltd.	300	—
*	Izutsuya Co., Ltd.	617,000	323,751
#*	Janome Sewing Machine Co., Ltd.	1,064,000	1,184,661
	Japan Vilene Co., Ltd.	157,000	776,289
	Japan Wool Textile Co., Ltd. (The)	343,000	2,478,721
#	Jin Co., Ltd.	80,000	2,770,332
#	Joban Kosan Co., Ltd.	342,000	435,759
	Joshin Denki Co., Ltd.	205,000	1,626,557
#	JP-Holdings, Inc.	298,800	878,856
#*	JVC Kenwood Corp.	932,030	2,866,593
#	K's Holdings Corp.	174,800	5,652,586
*	Kadokawa Dwango	246,233	3,859,985
*	Kappa Create Holdings Co., Ltd.	11,600	109,182
	Kasai Kogyo Co., Ltd.	138,300	1,122,740
#	Kawai Musical Instruments Manufacturing Co., Ltd.	45,200	887,213
	Keihin Corp.	267,500	4,100,946
#	Keiyo Co., Ltd.	176,200	841,249
#	KFC Holdings Japan, Ltd.	75,000	1,451,477
#*	Kintetsu Department Store Co., Ltd.	169,000	468,644
#	Kinugawa Rubber Industrial Co., Ltd.	282,000	1,225,178
	Kitamura Co., Ltd.	2,000	12,852
*	KNT-CT Holdings Co., Ltd.	623,000	869,897
#	Kohnan Shoji Co., Ltd.	188,500	2,110,984
#	Kojima Co., Ltd.	162,600	453,462
	Komatsu Seiren Co., Ltd.	134,400	640,693
	Komeri Co., Ltd.	191,400	4,507,289
#	Konaka Co., Ltd.	122,460	754,437
	Koshidaka Holdings Co., Ltd.	48,300	912,041
#	Kourakuen Corp.	38,800	507,228
#	KU Holdings Co., Ltd.	132,600	770,032
	Kura Corp.	68,500	2,534,505
	Kurabo Industries, Ltd.	1,276,000	2,240,104
#	Kuraudia Co., Ltd.	11,400	59,963
	KYB Co., Ltd.	1,140,000	4,168,029
#	Kyoritsu Maintenance Co., Ltd.	71,231	3,405,279
#	Kyoto Kimono Yuzen Co., Ltd.	69,400	577,893
#*	Laox Co., Ltd.	905,000	2,199,535
	LEC, Inc.	41,600	496,157
#	Look, Inc.	228,000	465,464

#	Mamiya-Op Co., Ltd.	322,000	$578,699
#	Mars Engineering Corp.	49,100	868,530
#*	Maruei Department Store Co., Ltd.	17,000	18,678
#*	Maruzen CHI Holdings Co., Ltd.	29,800	92,204
	Matsuya Co., Ltd.	18,500	280,744
#	Matsuya Foods Co., Ltd.	47,400	951,230
	Meiko Network Japan Co., Ltd.	125,400	1,346,731
#	Meiwa Estate Co., Ltd.	56,900	228,046
	Mikuni Corp.	118,000	653,352
#	Misawa Homes Co., Ltd.	164,000	1,429,698
	Mitsuba Corp.	208,690	4,608,111
	Mitsui Home Co., Ltd.	165,000	708,967
	Mizuno Corp.	582,000	3,034,896
	Monogatari Corp. (The)	24,700	815,532
	Mr Max Corp.	119,000	276,434
	Murakami Corp.	11,000	192,105
#	Musashi Seimitsu Industry Co., Ltd.	128,900	2,724,586
	Nafco Co., Ltd.	33,300	454,511
	Nagawa Co., Ltd.	8,900	213,495
#*	Naigai Co., Ltd.	1,409,000	726,622
	Nakayamafuku Co., Ltd.	9,500	70,251
	Next Co., Ltd.	141,000	1,404,617
#	Nexyz Corp.	11,900	60,148
	Nice Holdings, Inc.	447,000	737,931
	Nifco, Inc.	287,200	9,900,164
#	Nihon Eslead Corp.	33,900	336,912
#	Nihon Plast Co., Ltd.	29,700	242,345
	Nihon Tokushu Toryo Co., Ltd.	60,000	384,461
	Nippon Felt Co., Ltd.	58,200	262,684
	Nippon Piston Ring Co., Ltd.	486,000	993,453
	Nippon Seiki Co., Ltd.	218,400	4,304,058
	Nishikawa Rubber Co., Ltd.	15,000	247,741
#	Nishimatsuya Chain Co., Ltd.	299,000	2,635,630
	Nissan Tokyo Sales Holdings Co., Ltd.	229,400	537,568
#	Nissei Build Kogyo Co., Ltd.	329,000	810,486
#*	Nissen Holdings Co., Ltd.	59,900	127,718
	Nissin Kogyo Co., Ltd.	223,700	3,552,868
	Nittan Valve Co., Ltd.	82,800	243,259
#	Nojima Corp.	18,100	382,620
	Ohashi Technica, Inc.	35,700	442,194
#	Ohsho Food Service Corp.	70,500	2,515,648
#	Onward Holdings Co., Ltd.	736,000	5,133,921
#	OPT, Inc.	79,200	459,324
#	Otsuka Kagu, Ltd.	38,600	481,974
	Pacific Industrial Co., Ltd.	239,600	1,958,059
#	Pal Co., Ltd.	69,100	1,966,264
	Paltac Corp.	195,534	2,749,128
	PanaHome Corp.	496,200	3,431,022
	Parco Co., Ltd.	114,700	1,069,437
	Paris Miki Holdings, Inc.	151,200	612,966
	PIA Corp.	9,300	182,259
	Piolax, Inc.	56,700	2,309,334

#*	Pioneer Corp.	1,926,100	$3,509,001
	Plenus Co., Ltd.	131,900	2,447,526
#	Press Kogyo Co., Ltd.	598,000	2,420,011
#	Pressance Corp.	39,600	1,257,500
#	Proto Corp.	63,000	1,021,066
	Renaissance, Inc.	56,100	587,185
#*	Renown, Inc.	336,200	629,786
#	Resort Solution Co., Ltd.	175,000	365,764
	Rhythm Watch Co., Ltd.	578,000	789,074
#	Riberesute Corp.	17,900	127,603
#	Right On Co., Ltd.	87,425	596,986
	Riken Corp.	522,000	2,062,925
	Ringer Hut Co., Ltd.	83,900	1,490,446
#	Round One Corp.	433,400	2,457,551
	Royal Holdings Co., Ltd.	179,200	3,353,999
	Sac's Bar Holdings, Inc.	100,550	1,616,900
#	Saizeriya Co., Ltd.	189,400	3,660,877
#	Sakai Ovex Co., Ltd.	367,000	604,142
	San Holdings, Inc.	15,400	229,037
#	Sanden Corp.	686,000	3,063,835
	Sanei Architecture Planning Co., Ltd.	52,200	410,187
	Sangetsu Co., Ltd.	346,050	5,231,515
#	Sanko Marketing Foods Co., Ltd.	30,400	234,417
	Sankyo Seiko Co., Ltd.	183,400	753,563
	Sanoh Industrial Co., Ltd.	136,500	983,720
#	Sanyo Electric Railway Co., Ltd.	165,000	648,458
	Sanyo Housing Nagoya Co., Ltd.	37,500	387,315
	Sanyo Shokai, Ltd.	669,000	1,718,967
#	Sato Restaurant Systems Co., Ltd.	78,500	694,803
#	Scroll Corp.	166,300	380,900
#	Seiko Holdings Corp.	927,407	4,675,152
	Seiren Co., Ltd.	292,400	2,614,413
#	Senshukai Co., Ltd.	182,900	1,325,126
#	Septeni Holdings Co., Ltd.	56,500	472,346
#	Seria Co., Ltd.	118,300	4,279,496
#	Shidax Corp.	93,300	420,719
#	Shikibo, Ltd.	779,000	778,849
	Shimachu Co., Ltd.	297,200	7,840,159
	Shimojima Co., Ltd.	25,900	229,707
	Shiroki Corp.	285,000	750,742
#	Shobunsha Publications, Inc.	265,800	2,002,832
	Shochiku Co., Ltd.	214,000	2,010,132
	Showa Corp.	317,500	3,204,839
	SKY Perfect JSAT Holdings, Inc.	259,000	1,606,435
	SNT Corp.	86,200	404,042
#	Soft99 Corp.	68,600	428,830
	Sotoh Co., Ltd.	41,400	353,808
	SPK Corp.	19,800	365,389
	St Marc Holdings Co., Ltd.	97,600	3,317,100
#	Starts Corp., Inc.	160,100	2,433,300
	Step Co., Ltd.	40,700	315,663
	Studio Alice Co., Ltd.	61,300	1,143,342

	Suminoe Textile Co., Ltd.	332,000	$847,145
	Sumitomo Forestry Co., Ltd.	277,666	3,031,832
	Sumitomo Riko Co, Ltd.	231,500	2,028,938
	Suncall Corp.	27,000	147,883
	T RAD Co., Ltd.	412,000	877,898
	T-Gaia Corp.	176,900	2,339,961
#	Tachi-S Co., Ltd.	162,840	2,283,118
#	Tachikawa Corp.	50,800	302,563
	Taiho Kogyo Co., Ltd.	98,200	1,154,061
	Takamatsu Construction Group Co., Ltd.	81,200	1,735,435
#	Takata Corp.	135,500	1,480,724
	Take And Give Needs Co., Ltd.	54,070	407,257
	Takihyo Co., Ltd.	76,000	292,610
#	Tama Home Co., Ltd.	95,900	465,621
	Tamron Co., Ltd.	108,300	2,330,188
*	TASAKI & Co., Ltd.	10,200	171,960
	TBK Co., Ltd.	115,600	600,048
*	Ten Allied Co., Ltd.	50,000	155,218
	Tigers Polymer Corp.	50,600	349,135
	Toa Corp.	137,000	1,321,291
#	Toabo Corp.	548,000	333,130
#	Toei Animation Co., Ltd.	21,900	647,890
	Toei Co., Ltd.	409,000	3,038,729
	Tohokushinsha Film Corp.	22,500	189,012
	Tokai Rika Co., Ltd.	258,200	5,983,956
#	Token Corp.	46,650	2,344,878
	Tokyo Dome Corp.	1,194,200	5,065,883
#	Tokyo Individualized Educational Institute, Inc.	72,000	307,352
	Tokyotokeiba Co., Ltd.	453,000	1,124,337
#	Tokyu Recreation Co., Ltd.	79,000	453,688
#	Tomy Co., Ltd.	374,293	2,224,981
	Topre Corp.	215,800	3,368,985
#	Toridoll.corp	142,600	1,978,915
	Tosho Co., Ltd.	43,800	1,016,785
	Tow Co., Ltd.	9,300	68,483
	TPR Co., Ltd.	130,200	3,485,305
#	TS Tech Co., Ltd.	132,200	3,564,817
#	TSI Holdings Co., Ltd.	430,795	2,903,652
#	Tsukada Global Holdings, Inc.	109,400	708,376
#	Tsukamoto Corp. Co., Ltd.	190,000	218,401
#	Tsutsumi Jewelry Co., Ltd.	47,200	1,159,563
	Tv Tokyo Holdings Corp.	12,200	224,364
	Tyo, Inc.	304,200	503,975
#	U-Shin, Ltd.	126,900	832,642
	Unipres Corp.	230,700	4,704,671
#	United Arrows, Ltd.	138,400	4,107,961
#*	Unitika, Ltd.	3,137,000	1,436,856
#	Universal Entertainment Corp.	89,200	1,457,425
#*	Usen Corp.	750,180	2,243,302
#	Village Vanguard Co., Ltd.	32,100	381,832
#	VT Holdings Co., Ltd.	493,000	2,159,095
	Wacoal Holdings Corp.	663,000	7,452,144

*	Watabe Wedding Corp.	20,200	$85,102
#*	WATAMI Co., Ltd.	134,200	1,325,896
#	West Holdings Corp.	96,800	852,527
	Workman Co., Ltd.	900	42,407
	Wowow, Inc.	56,000	1,789,665
#	Xebio Co., Ltd.	156,500	2,715,685
#	Yachiyo Industry Co., Ltd.	21,400	174,602
#	Yamato International, Inc.	8,200	28,014
	Yellow Hat, Ltd.	92,700	1,980,427
#	Yomiuri Land Co., Ltd.	247,000	952,461
#	Yondoshi Holdings, Inc.	111,420	2,129,264
	Yonex Co., Ltd.	44,300	572,909
	Yorozu Corp.	109,300	2,295,502
#	Yoshinoya Holdings Co., Ltd.	319,200	3,481,002
	Yutaka Giken Co., Ltd.	3,100	68,887
#	Zenrin Co., Ltd.	156,300	1,926,727
#*	Zensho Holdings Co., Ltd.	674,700	6,535,439
#	Zojirushi Corp.	188,000	2,220,056
Total Consumer Discretionary			517,250,757

Consumer Staples — (8.1%)
	Aderans Co., Ltd.	130,800	1,352,101
#	Aeon Hokkaido Corp.	330,100	1,815,148
#	Ain Pharmaciez, Inc.	138,400	5,481,903
	Arcs Co., Ltd.	193,900	4,653,034
	Ariake Japan Co., Ltd.	108,700	3,731,567
#	Artnature, Inc.	94,900	869,767
	Axial Retailing, Inc.	86,600	2,575,851
	Belc Co., Ltd.	59,100	1,713,753
	C'BON COSMETICS Co., Ltd.	2,400	56,607
	Cawachi, Ltd.	88,000	1,532,500
	CFS Corp.	23,100	168,434
	Chubu Shiryo Co., Ltd.	114,700	639,302
	Chuo Gyorui Co., Ltd.	93,000	215,470
	Coca-Cola West Co., Ltd.	268,200	4,431,505
	Cocokara fine, Inc.	105,760	2,970,440
	CREATE SD HOLDINGS Co., Ltd.	54,800	2,331,082
	Daikokutenbussan Co., Ltd.	35,800	1,469,503
	Dr Ci:Labo Co., Ltd.	82,800	2,890,784
	Dydo Drinco, Inc.	42,700	1,716,069
#	Earth Chemical Co., Ltd.	77,200	2,664,617
#	Fancl Corp.	225,700	2,879,768
	Feed One Holdings Co., Ltd.	812,440	771,226
#*	First Baking Co., Ltd.	183,000	187,455
	Fuji Oil Co., Ltd.	357,200	5,692,897
	Fujicco Co., Ltd.	120,600	1,951,060
*	Fujiya Co., Ltd.	26,000	42,434
#	Genky Stores, Inc.	11,800	993,914
#	Hagoromo Foods Corp.	39,000	373,979
*	Hayashikane Sangyo Co., Ltd.	57,000	47,363
	Heiwado Co., Ltd.	179,100	4,099,949
#	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	399,003

#	Hokuto Corp.	131,300	$2,446,516
	House Foods Group, Inc.	163,300	3,422,282
	Inageya Co., Ltd.	175,100	1,994,921
#	Ito En, Ltd.	54,800	1,182,139
#	Itochu-Shokuhin Co., Ltd.	26,600	935,968
#	Itoham Foods, Inc.	933,800	5,158,562
	J-Oil Mills, Inc.	576,000	2,004,265
#	Kagome Co., Ltd.	18,900	293,629
#	Kakiyasu Honten Co., Ltd.	27,100	424,677
	Kameda Seika Co., Ltd.	72,000	2,927,503
	Kansai Super Market, Ltd.	16,700	111,189
	Kato Sangyo Co., Ltd.	117,200	2,428,422
	Kenko Mayonnaise Co., Ltd.	48,300	642,900
#	KEY Coffee, Inc.	109,700	1,653,500
	Kirindo Holdings Co., Ltd.	28,300	183,885
#	Kobe Bussan Co., Ltd.	34,700	1,241,342
#	Kotobuki Spirits Co., Ltd.	30,400	635,524
#	Kusuri No Aoki Co., Ltd.	48,800	3,665,343
#	Kyokuyo Co., Ltd.	567,000	1,341,890
#	Life Corp.	178,200	3,116,727
	Lion Corp.	1,217,000	7,407,052
	Mandom Corp.	118,100	4,321,715
	Marudai Food Co., Ltd.	632,000	2,146,660
	Maruha Nichiro Corp.	225,007	3,174,195
	Matsumotokiyoshi Holdings Co., Ltd.	223,800	7,963,629
#	Maxvalu Nishinihon Co., Ltd.	5,600	73,126
#	Maxvalu Tokai Co., Ltd.	55,900	791,519
	Medical System Network Co., Ltd.	78,200	304,946
	Megmilk Snow Brand Co., Ltd.	258,500	3,108,668
	Meito Sangyo Co., Ltd.	52,200	514,070
	Milbon Co., Ltd.	69,676	2,236,343
#	Ministop Co., Ltd.	88,100	1,241,734
	Mitsubishi Shokuhin Co., Ltd.	85,300	1,784,256
	Mitsui Sugar Co., Ltd.	530,850	1,865,152
	Miyoshi Oil & Fat Co., Ltd.	379,000	438,586
	Morinaga & Co., Ltd.	1,134,000	3,982,488
	Morinaga Milk Industry Co., Ltd.	1,134,000	4,304,413
	Morozoff, Ltd.	142,000	449,346
	Nagatanien Co., Ltd.	131,000	1,236,154
	Nakamuraya Co., Ltd.	184,000	769,440
#	Natori Co., Ltd.	26,900	341,566
	Nichimo Co., Ltd.	170,000	284,113
	Nichirei Corp.	1,501,000	8,409,003
#	Nihon Chouzai Co., Ltd.	15,480	787,514
	Niitaka Co., Ltd.	2,060	21,636
	Nippon Beet Sugar Manufacturing Co., Ltd.	608,000	1,002,926
	Nippon Flour Mills Co., Ltd.	709,000	3,506,097
	Nippon Suisan Kaisha, Ltd.	1,480,200	4,490,732
#	Nisshin Oillio Group, Ltd. (The)	679,000	2,521,167
	Nissin Sugar Co., Ltd.	19,000	415,158
	Nitto Fuji Flour Milling Co., Ltd.	64,000	183,855
	Noevir Holdings Co., Ltd.	68,500	1,371,887

	Oenon Holdings, Inc.	307,000	$562,493
#	OIE Sangyo Co., Ltd.	20,900	152,686
	Okuwa Co., Ltd.	117,000	903,267
	Olympic Group Corp.	63,100	417,055
	OUG Holdings, Inc.	29,000	56,531
	Prima Meat Packers, Ltd.	859,000	2,393,062
	Qol Co., Ltd.	52,600	442,858
#	Riken Vitamin Co., Ltd.	77,000	2,639,698
#	Rock Field Co., Ltd.	58,800	1,265,601
#	Rokko Butter Co., Ltd.	45,600	460,104
#	S Foods, Inc.	75,562	1,389,259
	S&B Foods, Inc.	499	21,446
#	Sakata Seed Corp.	182,600	2,971,417
	San-A Co., Ltd.	98,700	3,742,872
	Sapporo Holdings, Ltd.	1,962,000	7,762,897
#	Shoei Foods Corp.	45,700	426,771
	Showa Sangyo Co., Ltd.	509,000	1,958,951
	Sogo Medical Co., Ltd.	55,800	1,570,408
	ST Corp.	76,700	652,221
#	Starzen Co., Ltd.	366,000	1,160,959
#	Takara Holdings, Inc.	980,300	7,086,103
#	Tobu Store Co., Ltd.	199,000	469,239
	Toho Co., Ltd.	209,000	758,651
#	Tohto Suisan Co., Ltd.	173,000	292,372
	Torigoe Co., Ltd. (The)	80,300	476,750
	Toyo Sugar Refining Co., Ltd.	157,000	130,807
#*	United Super Markets Holdings, Inc.	248,100	2,205,149
#	UNY Group Holdings Co., Ltd.	1,468,300	8,227,652
	Valor Co., Ltd.	212,100	4,579,800
	Warabeya Nichiyo Co., Ltd.	83,460	1,552,071
	Welcia Holdings Co., Ltd.	85,200	3,181,115
	Yaizu Suisankagaku Industry Co., Ltd.	46,100	396,275
	Yamatane Corp.	520,000	757,629
#	Yamaya Corp.	24,700	346,496
#	Yaoko Co., Ltd.	102,800	3,850,895
#	Yokohama Reito Co., Ltd.	263,000	1,826,886
	Yomeishu Seizo Co., Ltd.	97,000	807,000
#	Yonekyu Corp.	28,100	433,935
	Yuasa Funashoku Co., Ltd.	121,000	329,595
	Yutaka Foods Corp.	6,000	95,048
Total Consumer Staples			236,732,839

Energy — (0.9%)
#	BP Castrol KK	64,600	726,172
#*	Cosmo Oil Co., Ltd.	3,455,000	4,660,678
	Fuji Kosan Co., Ltd.	33,100	161,668
#*	Fuji Oil Co., Ltd.	284,800	920,148
	Itochu Enex Co., Ltd.	302,200	2,490,981
#	Japan Drilling Co., Ltd.	34,800	1,144,688
	Japan Oil Transportation Co., Ltd.	84,000	172,665
	Mitsuuroko Group Holdings Co., Ltd.	184,800	856,249
#	Modec, Inc.	37,700	592,556

#	Nippon Coke & Engineering Co., Ltd.	1,370,800	$1,301,249
#	Nippon Gas Co., Ltd.	192,600	4,755,097
	Nippon Seiro Co., Ltd.	64,000	139,746
#	Sala Corp.	124,900	604,965
	San-Ai Oil Co., Ltd.	310,000	2,008,904
	Shinko Plantech Co., Ltd.	237,200	1,748,579
#	Sinanen Co., Ltd.	260,000	986,995
#	Toa Oil Co., Ltd.	415,000	516,194
	Toyo Kanetsu KK	624,000	1,183,110
Total Energy			24,970,644

Financials — (10.1%)
	Aichi Bank, Ltd. (The)	52,700	2,690,579
	Airport Facilities Co., Ltd.	132,770	744,732
#	Aizawa Securities Co., Ltd.	154,900	1,027,495
	Akita Bank, Ltd. (The)	1,107,400	3,383,388
	Anabuki Kosan, Inc.	22,000	48,203
	Aomori Bank, Ltd. (The)	1,186,000	3,820,482
	Asax Co., Ltd.	1,700	23,757
	Awa Bank, Ltd. (The)	1,156,000	6,549,008
#	Bank of Iwate, Ltd. (The)	102,100	4,416,377
	Bank of Kochi, Ltd. (The)	274,000	394,666
#	Bank of Nagoya, Ltd. (The)	1,007,297	3,337,533
#	Bank of Okinawa, Ltd. (The)	110,000	4,620,100
	Bank of Saga, Ltd. (The)	797,000	2,007,946
	Bank of the Ryukyus, Ltd.	227,380	3,260,855
	Chiba Kogyo Bank, Ltd. (The)	234,900	1,565,337
	Chukyo Bank, Ltd. (The)	682,000	1,164,626
	Daibiru Corp.	303,600	3,133,285
	Daiichi Commodities Co., Ltd.	13,700	53,051
	Daikyo, Inc.	1,904,000	2,869,507
	Daisan Bank, Ltd. (The)	847,000	1,332,332
	Daishi Bank, Ltd. (The)	2,003,000	7,049,022
	Daito Bank, Ltd. (The)	873,000	1,186,201
#*	Dream Incubator, Inc.	19,500	403,247
	DSB Co, Ltd.	55,800	391,104
#	Ehime Bank, Ltd. (The)	925,000	1,848,139
	Eighteenth Bank, Ltd. (The)	1,068,000	3,240,029
#	FIDEA Holdings Co., Ltd.	868,200	1,575,347
#	Financial Products Group Co., Ltd.	403,200	4,448,618
	Fukui Bank, Ltd. (The)	1,294,000	2,814,072
	Fukushima Bank, Ltd. (The)	1,421,000	1,051,631
	Fuyo General Lease Co., Ltd.	81,700	3,282,416
	GCA Savvian Corp.	88,000	1,054,945
	Goldcrest Co., Ltd.	101,790	1,769,325
	Grandy House Corp.	14,200	36,084
	Heiwa Real Estate Co., Ltd.	248,700	3,491,833
	Higashi-Nippon Bank, Ltd. (The)	865,000	2,718,659
#	Higo Bank, Ltd. (The)	1,124,000	6,887,165
	Hokkoku Bank, Ltd. (The)	1,742,000	6,070,565
	Hokuetsu Bank, Ltd. (The)	1,293,000	2,520,378
	Hyakugo Bank, Ltd. (The)	1,491,609	6,917,072

	Hyakujushi Bank, Ltd. (The)	1,509,000	$4,982,528
	IBJ Leasing Co., Ltd.	63,100	1,304,980
	Ichiyoshi Securities Co., Ltd.	227,800	2,464,913
	IwaiCosmo Holdings, Inc.	118,200	1,665,273
#	Jimoto Holdings, Inc.	492,200	919,752
#	Jowa Holdings Co., Ltd.	61,800	2,381,400
	Juroku Bank, Ltd. (The)	2,002,000	7,346,291
	kabu.com Securities Co., Ltd.	496,100	3,254,135
	Kabuki-Za Co., Ltd.	38,000	1,573,953
	Kagoshima Bank, Ltd. (The)	962,000	6,538,245
#	Kansai Urban Banking Corp.	149,200	1,544,774
	Keihanshin Building Co., Ltd.	195,400	1,156,355
	Keiyo Bank, Ltd. (The)	1,369,000	7,924,928
	Kita-Nippon Bank, Ltd. (The)	49,506	1,445,826
	Kiyo Bank, Ltd. (The)	371,490	5,169,457
#*	Kosei Securities Co., Ltd. (The)	11,000	20,927
#	Kyokuto Securities Co., Ltd.	125,600	1,849,644
#	Land Business Co., Ltd.	59,500	203,428
*	Leopalace21 Corp.	1,494,000	7,820,626
*	Lifenet Insurance Co.	35,700	109,566
#	Marusan Securities Co., Ltd.	357,100	3,642,420
#	Michinoku Bank, Ltd. (The)	832,000	1,414,756
	Mie Bank, Ltd. (The)	517,000	1,182,703
	Minato Bank, Ltd. (The)	1,084,000	2,510,175
	Mito Securities Co., Ltd.	338,500	1,255,219
	Miyazaki Bank, Ltd. (The)	927,000	3,525,262
#	Monex Group, Inc.	1,173,400	3,134,048
#	Money Partners Group Co., Ltd.	33,400	103,555
	Musashino Bank, Ltd. (The)	198,700	6,664,393
#	Nagano Bank, Ltd. (The)	512,000	839,982
	Nanto Bank, Ltd. (The)	1,163,000	4,031,832
*	New Real Property K.K.	43,900	—
#	Nisshin Fudosan Co.	186,100	712,934
	North Pacific Bank, Ltd.	1,970,000	7,435,028
	Ogaki Kyoritsu Bank, Ltd. (The)	1,955,000	6,181,472
#	Oita Bank, Ltd. (The)	1,014,900	3,940,803
#	Okasan Securities Group, Inc.	48,000	380,865
	Open House Co., Ltd.	34,900	820,228
	Relo Holdings, Inc.	62,200	5,502,953
	Ricoh Leasing Co., Ltd.	101,700	3,017,924
#	SAMTY Co., Ltd.	76,900	567,426
	San-In Godo Bank, Ltd. (The)	957,000	7,900,091
	Sankyo Frontier Co., Ltd.	6,000	47,031
#*	Sawada Holdings Co., Ltd.	142,000	1,129,022
	Senshu Ikeda Holdings, Inc.	1,340,600	6,365,763
#	Shiga Bank, Ltd. (The)	1,328,000	6,629,248
	Shikoku Bank, Ltd. (The)	1,204,000	2,475,274
	Shimane Bank, Ltd. (The)	16,600	208,995
	Shimizu Bank, Ltd. (The)	48,000	1,212,308
#	Sparx Group Co., Ltd.	564,000	1,021,835
	Sumitomo Real Estate Sales Co., Ltd.	106,460	2,891,958
#	Sun Frontier Fudousan Co., Ltd.	138,500	1,275,813

	Taiko Bank, Ltd. (The)	207,000	$399,827
#	Takagi Securities Co., Ltd.	224,000	501,274
	Takara Leben Co., Ltd.	541,300	2,898,921
#	TOC Co., Ltd.	416,450	3,264,346
	Tochigi Bank, Ltd. (The)	724,000	3,734,788
	Toho Bank, Ltd. (The)	1,313,200	5,404,085
	Tohoku Bank, Ltd. (The)	588,000	812,897
#	Tokyo Rakutenchi Co., Ltd.	212,000	868,915
	Tokyo Theatres Co., Inc.	468,000	541,608
#	Tokyo TY Financial Group, Inc.	150,338	4,028,954
	Tomato Bank, Ltd.	484,000	809,538
	TOMONY Holdings, Inc.	911,550	4,122,799
	Tosei Corp.	201,700	1,311,170
	Tottori Bank, Ltd. (The)	348,000	738,784
	Towa Bank, Ltd. (The)	2,036,000	1,676,458
#	Toyo Securities Co., Ltd.	419,000	1,295,501
	Tsukuba Bank, Ltd.	491,300	1,588,156
#	Yamagata Bank, Ltd. (The)	854,500	3,622,313
	Yamanashi Chuo Bank, Ltd. (The)	976,000	4,275,696
Total Financials			294,793,458

Health Care — (4.2%)
	As One Corp.	86,368	2,612,960
	Asahi Intecc Co., Ltd.	123,000	8,584,222
	ASKA Pharmaceutical Co., Ltd.	131,300	1,310,785
	Biofermin Pharmaceutical Co., Ltd.	10,000	246,752
	BML, Inc.	68,300	1,939,706
#	CMIC Holdings Co., Ltd.	65,400	1,058,156
	Create Medic Co., Ltd.	28,000	239,022
#	Daiken Medical Co., Ltd.	88,900	944,361
	Daito Pharmaceutical Co., Ltd.	65,780	1,299,528
#	Eiken Chemical Co., Ltd.	95,900	1,573,209
	EPS Holdings, Inc.	164,600	1,945,954
	FALCO HOLDINGS Co., Ltd.	38,000	439,288
#	FINDEX, Inc.	88,500	1,335,009
	Fuji Pharma Co., Ltd.	41,500	781,690
	Fuso Pharmaceutical Industries, Ltd.	415,000	1,072,951
	Hogy Medical Co., Ltd.	71,000	3,485,914
	Iwaki & Co., Ltd.	154,000	307,908
#	Japan Medical Dynamic Marketing, Inc.	97,900	496,841
	Jeol, Ltd.	476,000	2,494,311
#	JMS Co., Ltd.	157,000	385,376
	Kawasumi Laboratories, Inc.	69,100	474,901
	Kissei Pharmaceutical Co., Ltd.	75,600	2,360,459
	KYORIN Holdings, Inc.	303,300	7,250,834
	Mani, Inc.	33,400	2,420,358
#	Message Co., Ltd.	84,600	2,556,256
	Mochida Pharmaceutical Co., Ltd.	76,699	5,035,404
	Nagaileben Co., Ltd.	56,400	1,029,079
	Nakanishi, Inc.	113,300	4,421,410
	Nichi-iko Pharmaceutical Co., Ltd.	264,250	6,085,265
#	Nichii Gakkan Co.	284,300	2,506,956

#	Nikkiso Co., Ltd.	361,500	$3,233,223
	Nippon Chemiphar Co., Ltd.	175,000	855,305
	Nipro Corp.	693,400	6,601,679
	Nissui Pharmaceutical Co., Ltd.	68,500	813,090
	Paramount Bed Holdings Co., Ltd.	114,200	3,016,592
	Rion Co., Ltd.	42,300	529,542
#	Rohto Pharmaceutical Co., Ltd.	482,200	6,853,807
	Seed Co., Ltd.	7,100	82,497
	Seikagaku Corp.	6,600	125,490
	Ship Healthcare Holdings, Inc.	278,500	6,357,717
#	Shofu, Inc.	35,700	408,081
#	Software Service, Inc.	17,400	633,123
#	Taiko Pharmaceutical Co., Ltd.	64,600	1,037,046
	Techno Medica Co., Ltd.	25,700	516,806
	Toho Holdings Co., Ltd.	321,000	5,424,788
	Tokai Corp/Gifu	54,500	1,853,922
	Torii Pharmaceutical Co., Ltd.	56,200	1,498,925
	Towa Pharmaceutical Co., Ltd.	59,100	3,378,612
#	Tsukui Corp.	180,900	1,370,772
#	Tsumura & Co.	305,400	7,542,211
	Uchiyama Holdings Co., Ltd.	24,200	112,055
	Vital KSK Holdings, Inc.	193,400	1,471,510
#	Wakamoto Pharmaceutical Co., Ltd.	107,000	276,361
	ZERIA Pharmaceutical Co., Ltd.	106,499	1,778,474
Total Health Care			122,466,493

Industrials — (25.3%)
*	A&A Material Corp.	127,000	124,679
	Advan Co., Ltd.	93,500	1,188,138
	Advanex, Inc.	237,000	345,149
	Aeon Delight Co., Ltd.	107,400	2,567,725
	Aica Kogyo Co., Ltd.	314,300	7,318,615
	Aichi Corp.	171,500	868,140
	Aida Engineering, Ltd.	296,900	3,404,602
	Alinco, Inc.	62,600	585,068
	Alps Logistics Co., Ltd.	49,300	628,086
#	Altech Corp.	44,150	898,696
	Anest Iwata Corp.	168,200	1,078,503
#*	Arrk Corp.	422,400	478,615
	Asahi Diamond Industrial Co., Ltd.	326,700	3,728,619
	Asahi Kogyosha Co., Ltd.	122,000	464,384
*	Asanuma Corp.	487,000	603,532
	Asia Air Survey Co., Ltd.	18,000	63,032
#*	Asia Growth Capital, Ltd.	389,900	607,988
	Asunaro Aoki Construction Co., Ltd.	149,700	1,063,444
	Bando Chemical Industries, Ltd.	462,000	1,785,868
#	Benefit One, Inc.	96,900	1,349,729
	Bunka Shutter Co., Ltd.	309,000	2,555,462
	Canare Electric Co., Ltd.	1,700	37,466
	Career Design Center Co., Ltd.	26,700	219,329
	Central Glass Co., Ltd.	1,214,000	5,729,915
	Central Security Patrols Co., Ltd.	40,700	443,647

	Chiyoda Integre Co., Ltd.	73,700	$1,780,178
#	Chodai Co., Ltd.	20,000	101,667
	Chudenko Corp.	110,500	2,150,702
	Chugai Ro Co., Ltd.	373,000	844,099
	CKD Corp.	339,900	3,177,998
	COMSYS Holdings Corp.	99,200	1,223,805
	Cosel Co., Ltd.	121,800	1,363,544
#	CTI Engineering Co., Ltd.	72,300	748,973
	Dai-Dan Co., Ltd.	155,000	1,056,735
	Daido Kogyo Co., Ltd.	200,000	444,590
#	Daifuku Co., Ltd.	579,400	7,648,327
	Daihatsu Diesel Manufacturing Co., Ltd.	84,000	532,076
	Daihen Corp.	620,000	3,044,783
#	Daiho Corp.	364,000	1,870,173
	Daiichi Jitsugyo Co., Ltd.	251,000	1,259,698
	Daiseki Co., Ltd.	223,463	4,029,522
	Daiseki Eco. Solution Co., Ltd.	7,200	109,872
#*	Daisue Construction Co., Ltd.	33,700	229,788
	Daiwa Industries, Ltd.	173,000	1,067,202
	Daiwa Odakyu Construction Co.	5,400	42,201
#*	Danto Holdings Corp.	165,000	217,042
	Denyo Co., Ltd.	85,300	1,273,905
#	Dijet Industrial Co., Ltd.	88,000	162,456
	DMG Mori Seiki Co., Ltd.	583,600	8,941,942
	DMW Corp.	4,800	70,023
#	Duskin Co., Ltd.	222,400	3,851,387
#	Ebara Jitsugyo Co., Ltd.	40,200	477,431
	Eidai Co., Ltd.	115,000	426,979
#	Emori Group Holdings Co., Ltd.	48,300	190,871
	en-japan, Inc.	62,400	857,358
#	Endo Lighting Corp.	60,200	686,046
#*	Enshu, Ltd.	281,000	266,562
	Freund Corp.	9,900	103,244
	Fudo Tetra Corp.	1,016,400	2,009,940
	Fujikura, Ltd.	1,984,000	8,683,179
#*	Fujisash Co., Ltd.	436,500	547,853
	Fujitec Co., Ltd.	436,800	4,265,851
#	Fukuda Corp.	494,000	3,159,185
	Fukushima Industries Corp.	78,100	1,159,104
#	Fukuyama Transporting Co., Ltd.	791,400	4,216,276
	FULLCAST Holdings Co., Ltd.	63,400	381,738
	Funai Soken Holdings, Inc.	117,300	1,106,493
#	Furukawa Co., Ltd.	1,640,000	2,888,186
#	Furukawa Electric Co., Ltd.	4,806,000	8,098,504
	Furusato Industries, Ltd.	52,000	724,087
	Futaba Corp.	125,100	2,011,154
	Gecoss Corp.	109,200	1,171,424
	Glory, Ltd.	266,700	7,427,040
	Hamakyorex Co., Ltd.	42,200	1,469,035
	Hanwa Co., Ltd.	1,221,000	4,952,198
#	Harmonic Drive Systems, Inc.	150,100	3,306,257
	Hazama Ando Corp.	1,082,400	6,183,873

#	Hibiya Engineering, Ltd.	120,800	$1,594,947
	Hirakawa Hewtech Corp.	900	9,499
	Hisaka Works, Ltd.	100,200	874,736
	Hitachi Koki Co., Ltd.	311,600	2,534,343
	Hitachi Transport System, Ltd.	278,000	4,204,505
	Hitachi Zosen Corp.	991,379	5,110,080
	Hokuetsu Industries Co., Ltd.	105,900	859,534
#	Hokuriku Electrical Construction Co., Ltd.	23,000	133,327
	Hosokawa Micron Corp.	176,000	916,114
	Howa Machinery, Ltd.	72,100	447,080
#	Ichiken Co., Ltd.	143,000	373,740
	ICHINEN HOLDINGS Co., Ltd.	114,200	1,024,375
	Idec Corp.	158,800	1,384,654
	Iino Kaiun Kaisha, Ltd.	521,100	2,756,369
	Inaba Denki Sangyo Co., Ltd.	137,700	4,984,741
#	Inaba Seisakusho Co., Ltd.	49,700	565,992
	Inabata & Co., Ltd.	308,400	3,071,863
#	Inui Warehouse Co., Ltd.	71,880	601,627
#	Iseki & Co., Ltd.	1,110,000	2,125,298
	Ishii Iron Works Co., Ltd.	110,000	200,474
#	Itoki Corp.	213,800	1,361,601
#	Iwasaki Electric Co., Ltd.	372,000	706,220
#	Iwatani Corp.	1,087,000	7,120,952
#*	Jalux, Inc.	41,400	739,558
	Jamco Corp.	77,700	2,367,144
#	Japan Foundation Engineering Co., Ltd.	119,500	430,230
	Japan Pulp & Paper Co., Ltd.	465,000	1,257,322
#	Japan Steel Works, Ltd. (The)	1,961,000	8,244,067
	Japan Transcity Corp.	242,000	747,887
#	JK Holdings Co., Ltd.	89,940	437,847
	Juki Corp.	918,000	2,994,107
	Kamei Corp.	148,700	1,083,818
	Kanaden Corp.	113,000	824,423
	Kanagawa Chuo Kotsu Co., Ltd.	190,000	929,024
#	Kanamoto Co., Ltd.	171,600	4,939,135
	Kandenko Co., Ltd.	626,000	3,630,660
	Kanematsu Corp.	2,395,625	3,483,013
*	Kanematsu-NNK Corp.	20,000	24,825
#	Katakura Industries Co., Ltd.	136,100	1,392,676
	Kato Works Co., Ltd.	309,000	2,088,035
#	KAWADA TECHNOLOGIES, Inc.	58,900	1,873,357
	Kawasaki Kinkai Kisen Kaisha, Ltd.	96,000	332,179
	Keihin Co., Ltd.	249,000	396,029
*	KI Holdings Co., Ltd.	88,000	368,492
	Kimura Chemical Plants Co., Ltd.	37,300	171,990
#	King Jim Co., Ltd.	30,400	205,707
#*	Kinki Sharyo Co., Ltd. (The)	153,000	497,455
	Kintetsu World Express, Inc.	89,500	4,022,820
	Kitagawa Iron Works Co., Ltd.	496,000	1,051,042
	Kitano Construction Corp.	259,000	729,544
#	Kito Corp.	103,600	1,050,932
	Kitz Corp.	543,500	2,678,577

#*	Kobe Electric Railway Co., Ltd.	25,000	$74,069
#	Kobelco Eco-Solutions Co., Ltd.	97,000	544,698
	Koike Sanso Kogyo Co., Ltd.	145,000	441,736
#	Kokusai Co., Ltd.	39,700	601,898
	Kokuyo Co., Ltd.	527,825	4,928,287
#	KOMAIHALTEC, Inc.	227,000	483,229
	Komatsu Wall Industry Co., Ltd.	40,000	836,068
	Komori Corp.	348,700	4,436,397
	Kondotec, Inc.	124,000	811,214
	Konoike Transport Co., Ltd.	70,600	747,470
#	Kosaido Co., Ltd.	267,900	1,289,428
	KRS Corp.	36,200	462,527
*	Kumagai Gumi Co., Ltd.	1,756,000	5,472,701
#	Kuroda Electric Co., Ltd.	219,100	3,500,188
	Kyodo Printing Co., Ltd.	525,000	1,609,805
	Kyokuto Boeki Kaisha, Ltd.	58,000	108,162
	Kyokuto Kaihatsu Kogyo Co., Ltd.	204,200	2,311,713
	Kyoritsu Printing Co., Ltd.	105,300	256,479
#	Kyowa Exeo Corp.	478,000	5,126,115
	Kyudenko Corp.	219,000	2,393,170
#	Link And Motivation, Inc.	251,400	376,246
#	Lonseal Corp.	116,000	157,273
#	Maeda Corp.	821,000	5,951,808
#	Maeda Kosen Co., Ltd.	100,500	876,382
	Maeda Road Construction Co., Ltd.	385,000	6,241,140
	Maezawa Industries, Inc.	35,700	101,025
	Maezawa Kasei Industries Co., Ltd.	45,600	463,737
	Maezawa Kyuso Industries Co., Ltd.	48,200	582,373
	Makino Milling Machine Co., Ltd.	655,000	5,553,784
	Marubeni Construction Material Lease Co., Ltd.	75,000	163,813
#	Marufuji Sheet Piling Co., Ltd.	58,000	166,929
	Maruka Machinery Co., Ltd.	32,200	462,043
	Maruyama Manufacturing Co., Inc.	230,000	444,425
	Maruzen Co., Ltd.	46,000	402,185
#	Maruzen Showa Unyu Co., Ltd.	300,000	1,021,105
	Matsuda Sangyo Co., Ltd.	81,082	1,037,227
	Matsui Construction Co., Ltd.	124,600	731,487
	Max Co., Ltd.	191,000	2,247,435
	Meidensha Corp.	1,171,050	3,775,138
#*	Meiji Shipping Co., Ltd.	111,000	346,368
#	Meisei Industrial Co., Ltd.	251,000	1,353,811
	Meitec Corp.	181,300	6,062,873
#	Meito Transportation Co., Ltd.	22,000	139,659
#	Meiwa Corp.	161,700	596,970
	Mesco, Inc.	22,000	155,306
	Mirait Holdings Corp.	380,085	4,252,478
	Mitani Corp.	68,200	1,472,391
	Mitsubishi Nichiyu Forklift Co., Ltd.	159,600	899,727
	Mitsubishi Pencil Co., Ltd.	108,100	4,007,096
	Mitsuboshi Belting Co., Ltd.	328,000	2,632,369
#	Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	8,710,739
	Mitsui Matsushima Co., Ltd.	847,000	916,350

	Mitsui-Soko Holdings Co., Ltd.	626,000	$2,103,739
	Mitsumura Printing Co., Ltd.	93,000	208,131
	Miura Co., Ltd.	382,600	4,309,711
#	Miyaji Engineering Group, Inc.	377,175	611,205
#	MonotaRO Co., Ltd.	183,700	6,653,268
	Morita Holdings Corp.	232,300	2,179,588
#	NAC Co., Ltd.	58,900	504,085
	Nachi-Fujikoshi Corp.	1,025,000	5,612,199
#	Nagase & Co., Ltd.	343,800	4,493,923
	Nakabayashi Co., Ltd.	211,000	389,781
	Nakano Corp.	14,800	49,823
	Namura Shipbuilding Co., Ltd.	217,228	2,048,065
#	Narasaki Sangyo Co., Ltd.	103,000	257,801
	NDS Co., Ltd.	241,000	614,361
	NEC Capital Solutions, Ltd.	43,800	696,411
#	Nichias Corp.	581,000	3,351,054
	Nichiban Co., Ltd.	119,000	455,868
	Nichiden Corp.	22,600	507,903
	Nichiha Corp.	143,680	1,681,286
	Nichireki Co., Ltd.	148,000	1,293,070
	Nihon M&A Center, Inc.	198,100	6,826,670
#	Nihon Trim Co., Ltd.	31,600	818,555
	Nikkato Corp.	700	2,373
	Nikko Co., Ltd.	155,000	569,659
	Nippo Corp.	142,000	2,340,703
	Nippon Air Conditioning Services Co., Ltd.	14,900	101,769
#	Nippon Carbon Co., Ltd.	644,000	2,005,977
#	Nippon Conveyor Co., Ltd.	65,000	112,686
	Nippon Densetsu Kogyo Co., Ltd.	230,300	3,427,395
	Nippon Filcon Co., Ltd.	70,900	286,860
	Nippon Hume Corp.	129,400	908,554
#	Nippon Jogesuido Sekkei Co., Ltd.	30,200	388,422
	Nippon Kanzai Co., Ltd.	41,800	995,771
	Nippon Koei Co., Ltd.	390,000	1,554,661
	Nippon Konpo Unyu Soko Co., Ltd.	356,800	6,250,742
#	Nippon Parking Development Co., Ltd.	1,197,800	1,727,477
#	Nippon Rietec Co., Ltd.	7,000	48,544
	Nippon Road Co., Ltd. (The)	384,000	1,924,242
	Nippon Seisen Co., Ltd.	100,000	510,647
#	Nippon Sharyo, Ltd.	422,000	1,207,324
#*	Nippon Sheet Glass Co., Ltd.	6,156,000	6,035,113
	Nippon Steel & Sumikin Bussan Corp.	955,599	3,300,146
	Nippon Steel & Sumikin Texeng Co., Ltd.	292,000	1,378,399
	Nippon Thompson Co., Ltd.	410,000	2,022,693
	Nippon Tungsten Co., Ltd.	62,000	96,078
	Nishi-Nippon Railroad Co., Ltd.	1,716,000	7,861,520
#	Nishimatsu Construction Co., Ltd.	1,803,000	6,384,093
	Nishio Rent All Co., Ltd.	91,900	2,643,520
#	Nissei ASB Machine Co., Ltd.	44,100	912,247
	Nissei Corp.	37,900	351,211
	Nissei Plastic Industrial Co., Ltd.	235,000	2,578,637
#	Nissha Printing Co., Ltd.	157,500	2,871,274

	Nisshinbo Holdings, Inc.	903,000	$8,664,611
	Nissin Corp.	399,000	1,013,826
#	Nissin Electric Co., Ltd.	279,000	1,671,893
	Nitta Corp.	111,600	3,036,623
*	Nitto Boseki Co., Ltd.	898,000	3,483,397
#	Nitto Kogyo Corp.	159,700	2,967,620
	Nitto Kohki Co., Ltd.	68,500	1,234,012
	Nitto Seiko Co., Ltd.	149,000	454,190
#	Nittoc Construction Co., Ltd.	200,200	897,058
	Nittoku Engineering Co., Ltd.	85,700	1,003,286
	Noda Corp.	153,600	541,311
	Nomura Co., Ltd.	216,500	2,039,034
	Noritake Co., Ltd.	642,000	1,507,842
	Noritz Corp.	192,500	3,158,605
	NS United Kaiun Kaisha, Ltd.	599,000	1,453,575
	Obara Group, Inc.	77,700	4,387,478
	Obayashi Road Corp.	170,000	936,496
#	Odelic Co., Ltd.	17,900	473,871
	Oiles Corp.	165,050	3,219,795
	Okabe Co., Ltd.	242,100	2,234,877
	Okamoto Machine Tool Works, Ltd.	205,000	265,945
	Okamura Corp.	380,100	3,057,156
#	OKK Corp.	425,000	555,229
#	OKUMA Corp.	844,000	7,826,768
	Okumura Corp.	999,400	4,669,910
	Onamba Co., Ltd.	1,500	5,614
#	Onoken Co., Ltd.	87,300	762,610
	Organo Corp.	228,000	1,020,949
#	OSG Corp.	444,300	8,640,433
	Outsourcing, Inc.	54,600	834,751
	Oyo Corp.	93,700	1,265,301
#*	Pasco Corp.	124,000	355,685
#	Pasona Group, Inc.	126,800	783,783
#	Penta-Ocean Construction Co., Ltd.	1,684,400	6,148,561
#	Pilot Corp.	94,400	5,308,414
#	Prestige International, Inc.	107,800	787,915
	Pronexus, Inc.	129,400	878,925
#	PS Mitsubishi Construction Co., Ltd.	137,300	474,620
	Raito Kogyo Co., Ltd.	299,000	2,445,411
	Rheon Automatic Machinery Co., Ltd.	95,000	379,923
	Ryobi, Ltd.	779,200	2,287,050
	Sakai Heavy Industries, Ltd.	237,000	535,639
#	Sakai Moving Service Co., Ltd.	22,800	728,405
	Sanki Engineering Co., Ltd.	297,600	2,303,432
#	Sanko Metal Industrial Co., Ltd.	136,000	311,355
	Sankyo Tateyama, Inc.	166,200	3,210,010
	Sankyu, Inc.	1,535,000	6,676,746
#	Sanoyas Holdings Corp.	40,600	92,115
	Sanwa Holdings Corp.	1,232,600	9,143,824
	Sanyo Denki Co., Ltd.	254,000	1,807,607
	Sanyo Engineering & Construction, Inc.	48,000	198,799
	Sanyo Industries, Ltd.	99,000	177,076

#	Sata Construction Co., Ltd.	427,000	$486,327
#	Sato Holdings Corp.	135,900	3,081,510
	Sato Shoji Corp.	66,800	455,296
#	SBS Holdings, Inc.	90,700	625,882
#	Secom Joshinetsu Co., Ltd.	32,900	863,385
	Seibu Electric Industry Co., Ltd.	70,000	272,823
	Seika Corp.	313,000	855,231
	Seikitokyu Kogyo Co., Ltd.	178,300	768,099
	Sekisui Jushi Corp.	175,800	2,340,761
#	Senko Co., Ltd.	547,000	3,543,902
#	Senshu Electric Co., Ltd.	36,200	532,221
	Shibusawa Warehouse Co., Ltd. (The)	263,000	751,240
#	Shibuya Kogyo Co., Ltd.	89,100	1,722,813
	Shima Seiki Manufacturing, Ltd.	169,900	2,892,531
	Shin Nippon Air Technologies Co., Ltd.	86,280	707,131
#	Shin-Keisei Electric Railway Co., Ltd.	177,000	614,756
	Shinmaywa Industries, Ltd.	529,000	5,607,756
	Shinnihon Corp.	189,300	736,857
	Shinsho Corp.	279,000	601,075
	Shinwa Co., Ltd.	14,000	166,103
#	Shoko Co., Ltd.	404,000	500,891
#	Showa Aircraft Industry Co., Ltd.	17,237	168,750
	Sinfonia Technology Co., Ltd.	567,000	1,002,739
#	Sinko Industries, Ltd.	110,700	1,179,353
	Sintokogio, Ltd.	265,000	2,045,195
	Soda Nikka Co., Ltd.	67,000	310,319
#	Sodick Co., Ltd.	155,100	1,689,985
#	Space Co., Ltd.	61,920	671,291
#	Srg Takamiya Co., Ltd.	98,700	662,996
	Star Micronics Co., Ltd.	221,700	3,110,377
	Subaru Enterprise Co., Ltd.	55,000	200,563
	Sugimoto & Co., Ltd.	30,500	308,007
	Sumitomo Densetsu Co., Ltd.	104,400	1,185,298
#	Sumitomo Mitsui Construction Co., Ltd.	4,537,800	6,260,079
	Sumitomo Precision Products Co., Ltd.	189,000	724,323
	Sumitomo Warehouse Co., Ltd. (The)	819,000	4,533,015
#*	SWCC Showa Holdings Co., Ltd.	1,683,000	1,300,352
	Taihei Dengyo Kaisha, Ltd.	162,000	1,168,028
#	Taiheiyo Kouhatsu, Inc.	407,000	321,972
#	Taikisha, Ltd.	163,500	4,068,791
#	Takano Co., Ltd.	49,400	258,160
#	Takaoka Toko Co., Ltd.	43,520	591,625
	Takara Printing Co., Ltd.	34,055	297,224
	Takara Standard Co., Ltd.	507,000	4,288,213
	Takasago Thermal Engineering Co., Ltd.	319,500	3,986,760
	Takashima & Co., Ltd.	225,000	497,685
	Takeei Corp.	119,500	1,004,394
	Takeuchi Manufacturing Co., Ltd.	68,400	3,090,787
	Takigami Steel Construction Co., Ltd. (The)	50,000	251,270
	Takisawa Machine Tool Co., Ltd.	368,000	712,187
	Takuma Co., Ltd.	436,000	3,415,068
#	Tanseisha Co., Ltd.	143,200	1,025,168

#	Tatsuta Electric Wire and Cable Co., Ltd.	275,600	$1,164,981
	TECHNO ASSOCIE Co., Ltd.	56,800	546,417
	Techno Ryowa, Ltd.	69,390	382,283
	Teikoku Electric Manufacturing Co., Ltd.	89,400	854,243
	Teikoku Sen-I Co., Ltd.	102,100	1,481,072
	Teraoka Seisakusho Co., Ltd.	53,600	242,311
	Toa Corp.	1,103,000	1,833,602
	TOA ROAD Corp.	266,000	893,826
#*	Tobishima Corp.	1,233,100	2,479,252
	Tocalo Co., Ltd.	82,300	1,541,339
	Toda Corp.	1,170,000	4,932,352
	Toenec Corp.	212,000	1,020,141
	Togami Electric Manufacturing Co., Ltd.	10,000	46,658
	TOKAI Holdings Corp.	528,400	2,291,519
#	Tokai Lease Co., Ltd.	154,000	284,894
	Tokyo Energy & Systems, Inc.	139,000	1,145,457
#	Tokyo Keiki, Inc.	354,000	783,634
#*	Tokyo Kikai Seisakusho, Ltd.	256,000	166,190
#	Tokyo Sangyo Co., Ltd.	81,000	340,998
	Toli Corp.	261,000	599,993
	Tomoe Corp.	152,000	566,079
	Tomoe Engineering Co., Ltd.	37,200	556,454
	Tonami Holdings Co., Ltd.	322,000	1,169,721
	Toppan Forms Co., Ltd.	298,500	3,381,486
#	Torishima Pump Manufacturing Co., Ltd.	117,100	862,163
	Toshiba Machine Co., Ltd.	663,000	2,791,171
	Toshiba Plant Systems & Services Corp.	240,150	3,308,704
#	Tosho Printing Co., Ltd.	236,000	662,155
	Totetsu Kogyo Co., Ltd.	145,100	3,237,269
#	Toyo Construction Co., Ltd.	377,100	1,472,914
	Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	207,000	736,383
#	Toyo Engineering Corp.	689,400	1,799,049
	Toyo Machinery & Metal Co., Ltd.	87,400	337,291
#	Toyo Tanso Co., Ltd.	67,000	1,242,917
#	Toyo Wharf & Warehouse Co., Ltd.	340,000	571,178
	Trancom Co., Ltd.	42,400	1,857,631
	Trinity Industrial Corp.	19,000	74,309
	Trusco Nakayama Corp.	112,700	3,527,262
	Trust Tech, Inc.	19,200	369,113
	Tsubakimoto Chain Co.	830,700	6,918,452
	Tsubakimoto Kogyo Co., Ltd.	117,000	301,819
#*	Tsudakoma Corp.	294,000	356,589
	Tsugami Corp.	395,000	2,526,588
	Tsukishima Kikai Co., Ltd.	129,500	1,333,139
	Tsurumi Manufacturing Co., Ltd.	92,200	1,310,142
	TTK Co., Ltd.	62,000	248,778
	Uchida Yoko Co., Ltd.	322,000	986,009
#	Ueki Corp.	354,000	765,720
	Union Tool Co.	62,900	1,797,574
	Ushio, Inc.	331,300	4,106,646
	Utoc Corp.	98,700	484,519
#	Wakachiku Construction Co., Ltd.	1,170,000	1,808,203

	Wakita & Co., Ltd.	219,800	$2,134,953
	Weathernews, Inc.	36,800	1,078,901
#	Yahagi Construction Co., Ltd.	159,400	1,050,552
	YAMABIKO Corp.	45,682	2,044,682
	Yamato Corp.	82,000	293,397
	Yamaura Corp.	16,200	55,879
	Yamazen Corp.	296,900	2,433,648
	Yasuda Logistics Corp.	97,300	816,534
	Yokogawa Bridge Holdings Corp.	177,600	1,909,634
	Yondenko Corp.	128,800	518,335
	Yuasa Trading Co., Ltd.	105,000	2,195,739
	Yuken Kogyo Co., Ltd.	196,000	418,861
#	Yumeshin Holdings Co., Ltd.	142,600	1,059,944
	Yurtec Corp.	249,000	1,660,864
	Yusen Logistics Co., Ltd.	109,500	1,356,492
#	Zuiko Corp.	17,800	679,311
Total Industrials			740,289,473

Information Technology — (10.3%)
	A&D Co., Ltd.	120,200	480,170
	Ai Holdings Corp.	248,300	4,528,785
	Aichi Tokei Denki Co., Ltd.	187,000	501,655
#	Aiphone Co., Ltd.	79,000	1,213,811
#*	Allied Telesis Holdings K.K.	470,700	297,488
	Alpha Systems, Inc.	32,560	462,056
	Amano Corp.	374,300	4,467,011
#	Anritsu Corp.	857,300	5,986,457
	AOI Electronic Co., Ltd.	26,900	1,136,786
	Argo Graphics, Inc.	22,600	335,071
*	Arisawa Manufacturing Co., Ltd.	192,200	1,646,722
	Asahi Net, Inc.	59,600	263,075
	Axell Corp.	47,500	624,658
	Azbil Corp.	182,300	4,936,576
#	Bit-isle, Inc.	123,600	541,632
	Broadleaf Co., Ltd.	114,600	2,241,065
	CAC Holdings Corp.	50,500	475,524
	Canon Electronics, Inc.	132,000	2,676,154
#	Capcom Co., Ltd.	291,600	5,792,821
	Chino Corp.	37,100	369,205
#*	CMK Corp.	260,100	669,831
	Computer Engineering & Consulting, Ltd.	74,200	539,272
	CONEXIO Corp.	125,900	1,135,512
#	COOKPAD, Inc.	94,400	4,311,570
	Cresco, Ltd.	26,500	421,550
#*	CROOZ, Inc.	32,400	749,159
#	Cybozu, Inc.	37,900	104,768
#	Dai-ichi Seiko Co., Ltd.	55,600	1,349,173
	Dainippon Screen Manufacturing Co., Ltd.	1,231,000	9,312,430
#	Daishinku Corp.	188,000	509,079
	Daito Electron Co., Ltd.	5,900	33,649
	Daiwabo Holdings Co., Ltd.	1,186,000	1,905,189
	Denki Kogyo Co., Ltd.	251,000	1,191,118

	DKK-Toa Corp.	38,200	$211,098
	DTS Corp.	122,000	2,333,869
	Eizo Corp.	109,700	2,400,256
	Elecom Co., Ltd.	50,700	1,053,185
	Elematec Corp.	54,171	1,333,798
#	EM Systems Co., Ltd.	18,500	282,004
	Enplas Corp.	57,000	2,279,773
	ESPEC Corp.	98,400	982,944
#	Excel Co., Ltd.	49,300	527,006
#	F@N Communications, Inc.	192,800	1,637,050
	Faith, Inc.	27,910	301,750
#*	FDK Corp.	663,000	785,955
	Ferrotec Corp.	174,000	1,016,088
#*	Fuji Electronics Co., Ltd.	55,100	694,636
	Fuji Soft, Inc.	116,600	2,359,423
	Fujitsu Frontech, Ltd.	75,300	879,746
#	Furuno Electric Co., Ltd.	136,100	1,316,807
	Furuya Metal Co., Ltd.	11,800	266,321
	Future Architect, Inc.	129,200	783,841
	GMO internet, Inc.	396,500	4,871,126
#	GMO Payment Gateway, Inc.	98,500	2,325,345
#	Gree, Inc.	672,200	4,677,180
	Gurunavi, Inc.	172,800	3,376,870
	Hakuto Co., Ltd.	84,500	1,009,323
	Hioki EE Corp.	45,700	763,599
	Hitachi Kokusai Electric, Inc.	332,500	4,454,386
#	Hochiki Corp.	143,000	966,491
#	Hokuriku Electric Industry Co., Ltd.	482,000	783,560
	Horiba, Ltd.	212,650	8,123,982
#	Hosiden Corp.	257,000	1,417,940
	I-Net Corp/Kanagawa	53,900	419,919
#	Icom, Inc.	46,600	1,119,929
#	Ikegami Tsushinki Co., Ltd.	309,000	468,331
	Imagica Robot Holdings, Inc.	53,800	323,312
	Ines Corp.	196,600	1,486,911
	Infocom Corp.	80,400	697,434
	Information Services International-Dentsu, Ltd.	75,900	728,086
	Innotech Corp.	93,000	375,037
#	Internet Initiative Japan, Inc.	191,600	3,167,432
	Iriso Electronics Co., Ltd.	50,500	3,536,530
	IT Holdings Corp.	505,101	9,209,863
*	Itfor, Inc.	56,300	217,767
#*	Iwatsu Electric Co., Ltd.	500,000	382,934
	Japan Digital Laboratory Co., Ltd.	93,600	1,230,501
	Japan Radio Co., Ltd.	326,000	1,097,882
#	Jastec Co., Ltd.	54,200	403,710
#	JBCC Holdings, Inc.	87,500	569,846
*	Justsystems Corp.	160,600	985,607
#	Kaga Electronics Co., Ltd.	113,100	1,378,563
	Kanematsu Electronics, Ltd.	72,000	1,068,941
#*	KLab, Inc.	191,400	2,193,836
	Koa Corp.	194,100	1,885,982

#	Koei Tecmo Holdings Co., Ltd.	10,690	$158,550
	Kyoden Co., Ltd.	1,300	2,229
#	Kyoei Sangyo Co., Ltd.	97,000	166,387
	Kyosan Electric Manufacturing Co., Ltd.	279,000	880,468
	Kyowa Electronics Instruments Co., Ltd.	135,100	513,719
#	LAC Co., Ltd.	82,700	653,177
	Lasertec Corp.	23,500	299,991
#*	Livesense, Inc.	62,000	317,081
*	Macnica, Inc.	59,700	1,906,458
	Marubun Corp.	95,700	631,320
	Maruwa Co., Ltd.	52,300	1,238,968
#	Marvelous, Inc.	196,300	2,745,552
*	Megachips Corp.	122,000	1,414,333
#*	Meiko Electronics Co., Ltd.	111,800	346,681
#	Melco Holdings, Inc.	75,500	1,419,979
#	Micronics Japan Co., Ltd.	83,500	2,429,563
	Mimasu Semiconductor Industry Co., Ltd.	100,681	1,092,975
	Miraial Co., Ltd.	29,800	363,112
	Miroku Jyoho Service Co., Ltd.	96,700	552,394
	Mitsubishi Research Institute, Inc.	32,600	743,252
	Mitsui High-Tec, Inc.	150,700	1,132,224
	Mitsumi Electric Co., Ltd.	389,300	2,888,921
#	MTI, Ltd.	168,800	1,169,937
#	Mutoh Holdings Co., Ltd.	126,000	455,013
	Nagano Keiki Co., Ltd.	5,500	33,680
#	Nakayo, Inc.	396,000	1,214,039
#	NEC Networks & System Integration Corp.	136,600	2,748,397
#	NET One Systems Co., Ltd.	525,900	3,588,971
*	New Japan Radio Co., Ltd.	96,000	394,353
	Nichicon Corp.	324,600	3,024,608
	NIFTY Corp.	46,100	523,659
#	Nihon Dempa Kogyo Co., Ltd.	102,700	899,740
	Nihon Unisys, Ltd.	346,175	3,277,661
#	Nippon Ceramic Co., Ltd.	62,200	860,635
*	Nippon Chemi-Con Corp.	950,000	2,795,702
#	Nippon Kodoshi Corp.	25,000	240,281
	Nippon Signal Co., Ltd. (The)	310,600	3,029,271
	Nippon Systemware Co., Ltd.	29,400	213,021
	Nohmi Bosai, Ltd.	132,600	1,634,415
	Noritsu Koki Co., Ltd.	76,800	444,936
	NS Solutions Corp.	100,300	3,089,812
	NSD Co., Ltd.	181,280	2,673,471
#	Nuflare Technology, Inc.	18,500	822,013
	Ohara, Inc.	47,600	233,950
#	Oizumi Corp.	28,500	218,880
#	Okaya Electric Industries Co., Ltd.	73,000	272,709
#	Oki Electric Industry Co., Ltd.	4,261,000	8,820,420
	ONO Sokki Co., Ltd.	58,400	480,787
	Optex Co., Ltd.	70,600	1,444,377
#	Origin Electric Co., Ltd.	173,000	708,742
#	Osaki Electric Co., Ltd.	168,000	1,105,361
	Panasonic Industrial Devices SUNX Co., Ltd.	111,600	805,141

	Panasonic Information Systems Co., Ltd.	15,400	$503,019
	PCA Corp.	2,500	35,821
	Riken Keiki Co., Ltd.	76,100	884,633
	Riso Kagaku Corp.	180,600	2,977,296
	Roland DG Corp.	49,900	1,349,835
	Ryoden Trading Co., Ltd.	174,000	1,218,316
	Ryosan Co., Ltd.	184,300	4,524,116
	Ryoyo Electro Corp.	104,300	1,329,170
	Sanken Electric Co., Ltd.	673,000	4,649,689
	Sanshin Electronics Co., Ltd.	149,900	1,238,667
	Satori Electric Co., Ltd.	85,880	579,275
	Saxa Holdings, Inc.	298,000	603,313
	Shibaura Electronics Co., Ltd.	26,200	456,315
#	Shibaura Mechatronics Corp.	200,000	490,015
	Shindengen Electric Manufacturing Co., Ltd.	429,000	2,139,091
#*	Shinkawa, Ltd.	57,300	363,376
	Shinko Electric Industries Co., Ltd.	424,900	3,017,494
	Shinko Shoji Co., Ltd.	121,700	1,231,171
	Shizuki Electric Co., Inc.	100,000	606,634
	Siix Corp.	92,900	2,315,367
	SMK Corp.	360,000	1,565,084
#	SMS Co., Ltd.	150,200	2,003,730
#	Softbank Technology Corp.	30,300	296,710
*	Softbrain Co., Ltd.	161,300	252,320
	SRA Holdings	47,500	654,608
#	Sumida Corp.	107,549	582,632
	Sun-Wa Technos Corp.	35,100	342,030
	Systena Corp.	116,600	871,496
#	Tabuchi Electric Co., Ltd.	145,100	1,658,002
	Tachibana Eletech Co., Ltd.	83,160	1,040,798
	Taiyo Yuden Co., Ltd.	642,700	9,372,329
	Tamura Corp.	447,000	1,642,588
#*	Teac Corp.	615,000	296,640
	Teikoku Tsushin Kogyo Co., Ltd.	198,000	400,594
	TKC Corp.	104,700	2,093,801
#	Toko, Inc.	208,000	594,609
	Tokyo Electron Device, Ltd.	37,200	496,922
	Tokyo Seimitsu Co., Ltd.	231,900	5,310,899
	Tomen Devices Corp.	2,400	38,051
	Tose Co., Ltd.	22,100	145,759
	Toshiba TEC Corp.	304,000	2,003,025
#	Toukei Computer Co., Ltd.	26,010	391,611
	Towa Corp.	124,500	703,739
	Toyo Corp.	131,600	1,258,385
*	Transcosmos, Inc.	152,100	3,202,388
	UKC Holdings Corp.	64,900	1,125,154
*	Ulvac, Inc.	249,600	3,835,539
*	Uniden Corp.	366,000	670,659
#*	UT Holdings Co., Ltd.	189,500	741,538
#	Vitec Co., Ltd.	34,300	286,222
#	Wacom Co., Ltd.	907,100	4,369,625
#	Wellnet Corp.	30,600	689,982

	Y A C Co., Ltd.	31,000	$169,453
#	Yamaichi Electronics Co., Ltd.	120,500	945,757
	Yashima Denki Co., Ltd.	25,600	122,438
	Yokowo Co., Ltd.	86,200	505,512
	Zappallas, Inc.	55,900	297,798
#	Zuken, Inc.	64,400	559,080
Total Information Technology			299,544,163

Materials — (9.7%)
	Achilles Corp.	909,000	1,133,885
	ADEKA Corp.	518,300	6,694,354
#	Agro-Kanesho Co., Ltd.	31,900	232,261
	Aichi Steel Corp.	673,000	3,193,882
	Alconix Corp.	50,900	751,137
	Arakawa Chemical Industries, Ltd.	86,300	904,404
#	Araya Industrial Co., Ltd.	268,000	432,677
	Asahi Holdings, Inc.	155,550	2,662,632
	Asahi Organic Chemicals Industry Co., Ltd.	412,000	888,763
	Asahi Printing Co., Ltd.	800	14,745
	C Uyemura & Co., Ltd.	22,800	1,130,989
	Carlit Holdings Co., Ltd.	71,700	376,908
#	Chuetsu Pulp & Paper Co., Ltd.	552,000	1,099,656
*	Chugai Mining Co., Ltd.	1,012,400	236,189
	Chugoku Marine Paints, Ltd.	345,000	3,119,214
	Dai Nippon Toryo Co., Ltd.	740,000	942,024
#	Daido Steel Co., Ltd.	585,000	2,618,414
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,600	595,715
#	Daiken Corp.	390,000	879,011
	Daiki Aluminium Industry Co., Ltd.	153,000	423,870
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	408,000	2,095,569
	Daio Paper Corp.	523,500	4,484,993
	Daiso Co., Ltd.	424,000	1,481,340
#	DC Co., Ltd.	110,700	423,114
	Denki Kagaku Kogyo K.K.	1,678,000	6,610,796
#	DKS Co., Ltd.	207,000	666,118
	Dynapac Co., Ltd.	25,000	60,360
#	FP Corp.	148,000	5,367,227
#	Fuji Seal International, Inc.	130,600	3,627,449
	Fujikura Kasei Co., Ltd.	145,500	666,093
	Fujimi, Inc.	105,600	1,818,971
	Fujimori Kogyo Co., Ltd.	75,000	2,220,825
	Fumakilla, Ltd.	68,000	238,323
	Fuso Chemical Co., Ltd.	39,600	527,562
#	Godo Steel, Ltd.	874,000	1,306,516
	Gun-Ei Chemical Industry Co., Ltd.	286,000	796,980
	Harima Chemicals Group, Inc.	73,300	287,714
	Hodogaya Chemical Co., Ltd.	339,000	569,675
	Hokkan Holdings, Ltd.	275,000	634,870
	Hokko Chemical Industry Co., Ltd.	104,000	351,028
#	Hokuetsu Kishu Paper Co., Ltd.	857,799	3,841,103
	Honshu Chemical Industry Co., Ltd.	14,000	131,791
#	Ihara Chemical Industry Co., Ltd.	205,100	2,999,316

	Ise Chemical Corp.	81,000	$484,998
*	Ishihara Sangyo Kaisha, Ltd.	1,911,500	1,842,364
#*	Ishizuka Glass Co., Ltd.	119,000	225,315
	JCU Corp.	27,200	1,164,678
#	JSP Corp.	71,600	1,332,019
	Kanto Denka Kogyo Co., Ltd.	250,000	1,604,042
	Katakura Chikkarin Co., Ltd.	43,000	109,790
	Kawakin Holdings Co., Ltd.	11,000	28,436
#	Kawasaki Kasei Chemicals, Ltd.	84,000	107,024
#	Kimoto Co., Ltd.	228,000	553,404
	Koatsu Gas Kogyo Co., Ltd.	158,493	807,564
	Kogi Corp.	55,000	96,497
	Kohsoku Corp.	60,200	440,524
	Konishi Co., Ltd.	89,700	1,515,260
	Krosaki Harima Corp.	270,000	576,545
	Kumiai Chemical Industry Co., Ltd.	202,800	1,673,047
#	Kureha Corp.	764,500	3,276,692
	Kurimoto, Ltd.	682,000	1,299,397
#	Kyoei Steel, Ltd.	106,200	1,793,284
	Kyowa Leather Cloth Co., Ltd.	43,500	279,218
	Lintec Corp.	303,800	7,226,568
#	MEC Co., Ltd.	95,800	657,652
	Mitani Sekisan Co., Ltd.	24,000	381,032
*	Mitsubishi Paper Mills, Ltd.	1,679,000	1,200,363
	Mitsubishi Steel Manufacturing Co., Ltd.	844,000	1,774,941
	Mitsui Mining & Smelting Co., Ltd.	3,568,000	8,114,407
#	MORESCO Corp.	39,700	671,885
	Mory Industries, Inc.	152,000	525,435
*	Nakayama Steel Works, Ltd.	798,000	611,245
	Neturen Co., Ltd.	166,900	1,232,923
#*	New Japan Chemical Co., Ltd.	182,300	338,069
	Nichia Steel Works, Ltd.	164,900	459,958
	Nihon Kagaku Sangyo Co., Ltd.	71,000	469,624
	Nihon Nohyaku Co., Ltd.	260,400	2,604,392
	Nihon Parkerizing Co., Ltd.	536,000	6,483,717
	Nihon Yamamura Glass Co., Ltd.	489,000	700,562
#	Nippon Carbide Industries Co., Inc.	434,000	833,484
#	Nippon Chemical Industrial Co., Ltd.	477,000	1,093,720
	Nippon Chutetsukan K.K.	113,000	212,428
#	Nippon Concrete Industries Co., Ltd.	203,100	810,895
#	Nippon Denko Co., Ltd.	673,414	1,614,264
	Nippon Fine Chemical Co., Ltd.	83,200	634,427
	Nippon Kasei Chemical Co., Ltd.	192,000	229,947
#*	Nippon Kinzoku Co., Ltd.	293,000	350,696
#	Nippon Koshuha Steel Co., Ltd.	460,000	428,355
	Nippon Light Metal Holdings Co., Ltd.	3,227,300	4,779,956
	Nippon Pillar Packing Co., Ltd.	116,800	973,120
	Nippon Soda Co., Ltd.	871,000	5,054,205
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	287,000	1,904,722
	Nippon Valqua Industries, Ltd.	489,000	1,269,961
#*	Nippon Yakin Kogyo Co., Ltd.	831,300	1,638,962
	Nisshin Steel Co., Ltd.	582,592	7,271,833

#	Nitta Gelatin, Inc.	37,900	$257,778
	Nittetsu Mining Co., Ltd.	364,000	1,346,756
#	Nitto FC Co., Ltd.	63,800	413,077
	NOF Corp.	870,000	6,453,714
	Okamoto Industries, Inc.	405,000	1,548,270
	Okura Industrial Co., Ltd.	296,000	874,998
	Osaka Organic Chemical Industry, Ltd.	66,000	282,843
	Osaka Steel Co., Ltd.	83,300	1,480,343
#	OSAKA Titanium Technologies Co., Ltd.	113,100	2,395,403
#*	Pacific Metals Co., Ltd.	924,000	2,514,836
	Pack Corp. (The)	79,600	1,716,395
#*	Rasa Industries, Ltd.	480,000	550,995
#	Rengo Co., Ltd.	1,328,000	5,623,097
	Riken Technos Corp.	212,600	772,849
	Sakai Chemical Industry Co., Ltd.	570,000	1,853,893
	Sakata INX Corp.	235,200	2,208,147
	Sanyo Chemical Industries, Ltd.	349,000	2,743,430
	Sanyo Special Steel Co., Ltd.	647,300	2,710,254
	Sekisui Plastics Co., Ltd.	268,000	979,466
	Shikoku Chemicals Corp.	232,000	1,854,782
	Shin-Etsu Polymer Co., Ltd.	190,300	898,098
	Shinagawa Refractories Co., Ltd.	250,000	607,197
#	Shinko Wire Co., Ltd.	184,000	260,484
	Stella Chemifa Corp.	54,300	612,049
	Sumitomo Bakelite Co., Ltd.	1,225,000	5,447,910
	Sumitomo Osaka Cement Co., Ltd.	2,652,000	8,146,599
#	Sumitomo Seika Chemicals Co., Ltd.	279,000	1,984,640
	T Hasegawa Co., Ltd.	130,600	1,925,684
#	T&K Toka Co., Ltd.	39,400	788,843
#	Taisei Lamick Co., Ltd.	28,800	665,328
	Taiyo Holdings Co., Ltd.	102,100	3,587,278
	Takasago International Corp.	436,000	1,977,246
	Takiron Co., Ltd.	295,000	1,285,707
*	Tanaka Chemical Corp.	1,100	3,740
	Tayca Corp.	164,000	589,130
	Tenma Corp.	79,600	1,268,173
	Toagosei Co., Ltd.	1,316,000	6,002,849
#	Toda Kogyo Corp.	219,000	787,352
#	Toho Zinc Co., Ltd.	788,000	2,482,048
	Tokai Carbon Co., Ltd.	1,289,000	3,621,292
	Tokushu Tokai Paper Co., Ltd.	564,580	1,286,347
#	Tokuyama Corp.	2,159,000	4,524,086
	Tokyo Ohka Kogyo Co., Ltd.	143,200	4,626,696
*	Tokyo Rope Manufacturing Co., Ltd.	649,000	1,029,935
#	Tokyo Steel Manufacturing Co., Ltd.	636,400	4,256,181
	Tokyo Tekko Co., Ltd.	251,000	1,002,594
#	Tomoegawa Co., Ltd.	125,000	254,927
	Tomoku Co., Ltd.	335,000	788,760
	Topy Industries, Ltd.	1,142,000	2,648,468
	Toyo Ink SC Holdings Co., Ltd.	1,157,000	5,413,598
	Toyo Kohan Co., Ltd.	286,000	1,305,435
	Toyobo Co., Ltd.	5,776,000	7,787,681

TYK Corp.	138,000	$248,444
UACJ Corp.	1,486,415	4,085,763
Ube Industries, Ltd.	4,408,000	6,896,827
# Wood One Co., Ltd.	164,000	369,843
Yodogawa Steel Works, Ltd.	723,500	2,864,886
Yotai Refractories Co., Ltd.	8,000	26,026
Yuki Gosei Kogyo Co., Ltd.	64,000	150,438
Yushiro Chemical Industry Co., Ltd.	61,400	774,094
Total Materials		283,166,311

Telecommunication Services — (0.1%)
#* Japan Communications, Inc.	764,900	3,144,336
Okinawa Cellular Telephone Co.	41,900	1,217,666
Total Telecommunication Services		4,362,002

Utilities — (0.5%)
#* Hokkaido Electric Power Co., Inc.	433,600	3,409,754
# Hokkaido Gas Co., Ltd.	262,000	620,315
Hokuriku Gas Co., Ltd.	99,000	234,408
K&O Energy Group, Inc.	75,300	940,100
Okinawa Electric Power Co., Inc. (The)	91,371	3,298,771
Saibu Gas Co., Ltd.	1,831,000	4,114,938
Shizuoka Gas Co., Ltd.	298,400	1,975,253
Total Utilities		14,593,539

TOTAL COMMON STOCKS		2,538,169,679

SECURITIES LENDING COLLATERAL — (13.1%)
§@ DFA Short Term Investment Fund	33,066,750	382,582,299
TOTAL INVESTMENTS — (100.0%) (Cost $2,761,471,537)^^		$2,920,751,978

Summary of the Series' investments as of March 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$517,250,757	—	$517,250,757
Consumer Staples	$2,205,149	234,527,690	—	236,732,839
Energy	—	24,970,644	—	24,970,644
Financials	—	294,793,458	—	294,793,458
Health Care	—	122,466,493	—	122,466,493
Industrials	—	740,289,473	—	740,289,473
Information Technology	—	299,544,163	—	299,544,163
Materials	—	283,166,311	—	283,166,311
Telecommunication Services	—	4,362,002	—	4,362,002
Utilities	—	14,593,539	—	14,593,539
Securities Lending Collateral	—	382,582,299	—	382,582,299
TOTAL	$2,205,149	$2,918,546,829	—	$2,920,751,978

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2015
(Unaudited)

		Shares	Value††
COMMON STOCKS — (95.8%)
Consumer Discretionary — (24.9%)
	4imprint Group P.L.C.	95,239	$1,453,951
	888 Holdings P.L.C.	904,476	2,035,486
*	Aga Rangemaster Group P.L.C.	438,333	599,523
	Barratt Developments P.L.C.	3,130,884	24,479,574
	Bellway P.L.C.	634,613	18,601,429
	Berkeley Group Holdings P.L.C.	664,403	25,962,049
	Betfair Group P.L.C.	233,240	7,710,666
	Bloomsbury Publishing P.L.C.	274,093	620,290
	Boot Henry P.L.C.	417,992	1,445,355
	Bovis Homes Group P.L.C.	845,814	11,666,293
#	Bwin.Party Digital Entertainment P.L.C.	2,836,202	3,362,151
*	Carpetright P.L.C.	56,111	365,547
	Centaur Media P.L.C.	537,905	564,259
	Chime Communications P.L.C.	354,323	1,443,609
	Cineworld Group P.L.C.	1,062,794	7,566,926
	Connect Group P.L.C.	1,254,090	2,866,425
	Creston P.L.C.	22,394	38,913
	Daily Mail & General Trust P.L.C.	1,421,265	18,591,356
	Darty P.L.C.	1,252,726	1,209,734
	Debenhams P.L.C.	6,276,319	6,984,646
	Dignity P.L.C.	220,457	5,966,878
	Dixons Carphone P.L.C.	1,658,080	10,140,542
	Domino's Pizza Group P.L.C.	762,244	8,764,363
	Dunelm Group P.L.C.	332,789	4,136,980
*	Enterprise Inns P.L.C.	2,595,453	3,840,593
	Euromoney Institutional Investor P.L.C.	285,423	4,722,162
*	Findel P.L.C.	303,005	1,042,214
*	Forminster P.L.C.	43,333	—
	Fuller Smith & Turner PLC	134,418	2,014,173
*	Future P.L.C.	1,301,863	194,864
#	Games Workshop Group P.L.C.	98,402	729,019
#	Greene King P.L.C.	1,372,727	16,994,077
	Halfords Group P.L.C.	1,066,465	7,260,691
	Headlam Group P.L.C.	331,326	2,115,858
	Home Retail Group P.L.C.	4,052,746	9,884,811
*	Hornby P.L.C.	154,220	192,946
	Howden Joinery Group P.L.C.	3,359,489	22,049,659
	Huntsworth P.L.C.	938,084	595,387
	Inchcape P.L.C.	2,259,473	26,562,576
	Informa P.L.C.	3,220,526	26,884,496
	ITE Group P.L.C.	1,229,917	3,294,602
	JD Sports Fashion P.L.C.	463,623	3,285,118
	JD Wetherspoon P.L.C.	484,436	5,401,696
	John Menzies P.L.C.	252,197	1,406,246
*	Johnston Press P.L.C.	20,800	45,171
#	Ladbrokes P.L.C.	4,542,683	7,005,998
	Laura Ashley Holdings P.L.C.	1,465,488	599,613
	Lookers P.L.C.	1,815,693	3,865,407
	Marston's P.L.C.	3,015,392	6,803,796
	Millennium & Copthorne Hotels P.L.C.	1,012,675	8,612,620
*	Mitchells & Butlers P.L.C.	995,025	6,168,963

	MJ Gleeson P.L.C.	189,171	$1,136,757
#*	Mothercare P.L.C.	643,270	1,964,927
	N Brown Group P.L.C.	844,816	3,966,041
*	Ocado Group P.L.C.	18,636	97,117
	Pendragon P.L.C.	4,368,028	2,548,135
	Persimmon P.L.C.	195,530	4,818,531
	Photo-Me International P.L.C.	524,305	1,141,168
*	Punch Taverns P.L.C.	133,442	207,041
	Rank Group P.L.C.	107,468	296,694
	Redrow P.L.C.	1,453,828	7,724,581
	Restaurant Group P.L.C. (The)	970,026	9,669,985
	Rightmove P.L.C.	477,301	21,174,856
	Spirit Pub Co. P.L.C.	3,220,786	5,425,003
*	Sportech P.L.C.	371,065	354,538
	STV Group P.L.C.	4,868	26,800
*	SuperGroup P.L.C.	196,144	2,783,062
	Taylor Wimpey P.L.C.	8,920,064	20,448,133
	Ted Baker P.L.C.	140,693	5,194,496
*	Thomas Cook Group P.L.C.	7,260,671	15,635,559
	Topps Tiles P.L.C.	866,361	1,498,193
*	Torotrak P.L.C.	42,953	5,799
*	Trinity Mirror P.L.C.	1,630,775	4,387,146
	TUI AG	77,309	1,356,308
	UBM P.L.C.	2,263,037	17,724,003
	UTV Media P.L.C.	451,514	1,138,904
#	Vitec Group P.L.C. (The)	159,205	1,510,815
	WH Smith P.L.C.	687,058	13,201,374
	William Hill P.L.C.	4,471,540	24,554,398
	Wilmington Group P.L.C.	334,384	1,154,028
Total Consumer Discretionary			509,294,093

Consumer Staples — (4.8%)
	A.G.BARR P.L.C.	413,161	3,735,567
	Anglo-Eastern Plantations P.L.C.	104,452	927,753
	Booker Group P.L.C.	7,254,558	15,631,983
	Britvic P.L.C.	1,233,710	13,393,894
	Cranswick P.L.C.	255,343	5,191,906
	Dairy Crest Group P.L.C.	743,682	4,872,907
	Devro P.L.C.	935,205	3,949,490
	Greencore Group P.L.C.	2,256,015	10,778,377
	Greggs P.L.C.	547,273	8,256,883
	Hilton Food Group P.L.C.	24,794	160,283
	McBride P.L.C.	834,446	1,147,569
*	Premier Foods P.L.C.	3,597,738	2,262,049
	PZ Cussons P.L.C.	1,284,093	6,503,222
	REA Holdings P.L.C.	50,639	238,539
	Tate & Lyle P.L.C.	2,371,143	20,977,915
#*	Thorntons P.L.C.	274,658	289,084
Total Consumer Staples			98,317,421

Energy — (3.9%)
#*	Afren P.L.C.	5,446,344	249,531

	Amec Foster Wheeler P.L.C.	1,312,178	$17,552,468
#	Anglo Pacific Group P.L.C.	578,701	707,358
*	Cairn Energy P.L.C.	2,512,540	5,821,461
*	EnQuest P.L.C.	3,483,236	1,794,009
*	Exillon Energy P.L.C.	83,538	160,767
*	Fortune Oil CVR	6,238,485	46,271
#*	Hardy Oil & Gas P.L.C.	74,781	32,741
	Hunting P.L.C.	625,825	4,545,098
	James Fisher & Sons P.L.C.	224,304	4,341,239
	John Wood Group P.L.C.	1,909,170	17,918,801
*	Lamprell P.L.C.	1,349,830	2,384,880
*	Ophir Energy P.L.C.	795,682	1,588,601
#	Petrofac, Ltd.	824,197	11,603,168
	Premier Oil P.L.C.	2,574,653	5,007,578
	Soco International P.L.C.	983,176	2,272,478
	Tullow Oil P.L.C.	866,800	3,633,803
Total Energy			79,660,252

Financials — (15.2%)
	Amlin P.L.C.	2,600,313	19,473,169
#	Ashmore Group P.L.C.	1,818,209	7,663,278
	Bank of Georgia Holdings P.L.C.	137,229	3,520,104
	Beazley P.L.C.	2,537,469	10,794,618
	Brewin Dolphin Holdings P.L.C.	1,320,720	6,060,847
	Capital & Counties Properties P.L.C.	457,946	2,717,894
	Capital & Regional P.L.C.	1,865,452	1,597,160
	Catlin Group, Ltd.	1,899,020	20,004,046
	Charles Stanley Group P.L.C.	122,025	672,995
#	Charles Taylor P.L.C.	134,450	443,682
	Chesnara P.L.C.	564,731	2,871,630
	Close Brothers Group P.L.C.	765,620	17,660,045
	Daejan Holdings P.L.C.	30,985	2,709,002
	Development Securities P.L.C.	604,989	2,076,247
	Hansard Global P.L.C.	16,468	19,989
*	Harworth Group P.L.C.	306,801	40,048
	Helical Bar P.L.C.	646,023	3,779,042
	Henderson Group P.L.C.	5,607,542	23,279,700
	Hiscox, Ltd.	1,449,723	18,310,116
	ICAP P.L.C.	2,839,958	22,150,225
	IG Group Holdings P.L.C.	1,890,472	19,850,919
*	Industrial & Commercial Holdings P.L.C.	5,000	—
	Intermediate Capital Group P.L.C.	552,762	4,122,887
	International Personal Finance P.L.C.	667,182	4,730,643
*	IP Group P.L.C.	1,276,798	4,289,390
	Jardine Lloyd Thompson Group P.L.C.	621,664	9,628,461
	Jupiter Fund Management P.L.C.	1,763,529	10,699,622
	Lancashire Holdings, Ltd.	891,452	8,279,362
	LSL Property Services P.L.C.	279,847	1,402,372
	Man Group P.L.C.	9,464,717	28,548,942
	Novae Group P.L.C.	291,323	3,081,585
	Phoenix Group Holdings	857,877	10,320,975
*	Quintain Estates & Development P.L.C.	2,616,825	3,673,082

	Rathbone Brothers P.L.C.	160,021	$4,913,964
*	Raven Russia, Ltd.	1,068,396	781,614
	S&U P.L.C.	20,417	638,433
	Savills P.L.C.	622,187	7,481,114
	St James's Place P.L.C.	79,329	1,097,215
	ST Modwen Properties P.L.C.	928,745	6,112,673
	Tullett Prebon P.L.C.	1,111,835	6,148,346
	UNITE Group P.L.C. (The)	1,024,945	8,891,386
*	Waterloo Investment Holdings, Ltd.	5,979	621
Total Financials			310,537,443

Health Care — (3.6%)
#*	Alizyme P.L.C.	660,805	—
	Bioquell P.L.C.	90,893	160,679
*	BTG P.L.C.	1,603,413	16,956,076
	Consort Medical P.L.C.	233,849	2,979,213
	Dechra Pharmaceuticals P.L.C.	416,405	6,218,933
	Genus P.L.C.	273,198	5,541,289
	Hikma Pharmaceuticals P.L.C.	575,847	18,124,072
*	Optos P.L.C.	106,202	543,513
*	Oxford Biomedica P.L.C.	2,557,511	466,377
*	Skyepharma P.L.C.	319,009	1,454,146
	Synergy Health P.L.C.	300,498	10,350,677
	UDG Healthcare P.L.C.	1,060,380	7,443,464
*	Vectura Group P.L.C.	1,985,601	4,275,416
Total Health Care			74,513,855

Industrials — (22.4%)
	Air Partner P.L.C.	39,319	175,079
	Alumasc Group P.L.C. (The)	120,110	267,285
	Ashtead Group P.L.C.	17,024	273,027
	Avon Rubber P.L.C.	84,705	989,869
	Balfour Beatty P.L.C.	3,473,566	12,381,461
	BBA Aviation P.L.C.	2,696,604	13,458,351
	Berendsen P.L.C.	868,987	14,375,061
	Bodycote P.L.C.	1,210,345	12,854,169
	Braemar Shipping Services P.L.C.	84,411	536,435
#	Brammer P.L.C.	483,003	2,860,576
#	Camellia P.L.C.	2,396	321,674
	Cape P.L.C.	652,419	2,418,849
	Carillion P.L.C.	2,262,152	10,947,535
	Carr's Milling Industries P.L.C.	343,111	709,936
	Castings P.L.C.	157,187	913,976
	Chemring Group P.L.C.	1,175,355	3,630,214
	Clarkson P.L.C.	66,368	2,212,542
	Cobham P.L.C.	5,425,924	24,442,088
	Communisis P.L.C.	1,077,829	855,550
	Costain Group P.L.C.	388,860	1,811,719
	DCC P.L.C.	441,845	26,319,020
	De La Rue P.L.C.	408,101	3,351,667
#	Dialight P.L.C.	72,337	814,593
	Diploma P.L.C.	574,886	6,846,424

	Fenner P.L.C.	962,975	$2,863,214
*	Firstgroup P.L.C.	5,555,214	7,476,577
	Galliford Try P.L.C.	385,713	8,132,820
	Go-Ahead Group P.L.C.	216,599	7,463,803
	Goodwin P.L.C.	383	12,160
	Grafton Group P.L.C.	717,888	8,629,375
	Harvey Nash Group P.L.C.	46,693	51,104
	Hays P.L.C.	7,193,187	16,234,824
	Hogg Robinson Group P.L.C.	134,014	93,368
	Homeserve P.L.C.	1,372,747	7,763,389
	Interserve P.L.C.	697,987	5,990,649
	Keller Group P.L.C.	359,277	5,038,682
	Kier Group P.L.C.	241,892	5,688,974
	Latchways P.L.C.	35,007	386,280
	Lavendon Group P.L.C.	785,677	1,974,067
	Management Consulting Group P.L.C.	1,467,589	349,042
	Mears Group P.L.C.	532,111	3,339,692
	Melrose Industries P.L.C.	5,230,962	21,484,185
	Michael Page International P.L.C.	1,402,564	10,817,663
#	Mitie Group P.L.C.	1,886,337	7,704,490
	Morgan Advanced Materials P.L.C.	1,428,226	7,213,784
	Morgan Sindall Group P.L.C.	193,501	2,247,645
	National Express Group P.L.C.	2,189,869	9,193,092
	Norcros P.L.C.	127,268	31,064
	Northgate P.L.C.	726,631	6,358,658
	PayPoint P.L.C.	229,972	2,796,806
	QinetiQ Group P.L.C.	3,113,550	8,806,851
	Regus P.L.C.	3,252,009	10,508,971
*	Renold P.L.C.	193,435	154,768
	Rentokil Initial P.L.C.	9,327,890	18,912,705
	Ricardo P.L.C.	268,933	3,108,680
	Robert Walters P.L.C.	374,720	1,997,561
	Rotork P.L.C.	438,584	16,080,146
	RPS Group P.L.C.	1,223,232	4,078,327
	Senior P.L.C.	2,109,831	10,158,143
#	Serco Group P.L.C.	1,916,416	3,889,523
*	Severfield P.L.C.	1,262,597	1,235,329
	Shanks Group P.L.C.	2,407,651	3,756,003
	SIG P.L.C.	3,004,568	9,018,081
	Speedy Hire P.L.C.	2,890,020	3,060,032
	Spirax-Sarco Engineering P.L.C.	388,975	19,668,324
	St Ives P.L.C.	657,471	1,648,579
	Stagecoach Group P.L.C.	2,171,102	11,227,046
	Sthree P.L.C.	379,906	1,963,041
	Stobart Group, Ltd.	599,168	921,890
	T Clarke P.L.C.	147,457	153,036
#	Tarsus Group P.L.C.	201,041	666,673
	Tribal Group P.L.C.	151,222	326,796
#	Trifast P.L.C.	447,201	683,075
	UK Mail Group P.L.C.	190,510	1,356,779
	Ultra Electronics Holdings P.L.C.	339,719	8,580,005
	Vesuvius P.L.C.	1,399,956	10,174,363

#*	Volex P.L.C.	307,047	$294,856
	Vp P.L.C.	161,571	1,576,834
*	Wincanton P.L.C.	571,366	1,338,318
	WS Atkins P.L.C.	506,584	9,564,897
	XP Power, Ltd.	74,279	1,599,717
Total Industrials			459,611,856

Information Technology — (8.5%)
	Acal P.L.C.	202,289	779,684
	Anite P.L.C.	1,594,185	1,984,930
	Aveva Group P.L.C.	146,450	3,201,307
	Computacenter P.L.C.	382,680	3,876,591
	CSR P.L.C.	916,815	11,864,043
	Domino Printing Sciences P.L.C.	529,876	7,325,089
	E2V Technologies P.L.C.	676,443	1,935,790
	Electrocomponents P.L.C.	2,171,709	7,763,476
	Fidessa Group P.L.C.	165,096	5,397,874
*	Filtronic P.L.C.	4,262	783
	Halma P.L.C.	1,965,372	20,306,993
#*	Imagination Technologies Group P.L.C.	891,715	2,778,145
#	Innovation Group P.L.C.	5,025,636	2,101,774
	Laird P.L.C.	1,383,372	6,871,484
	Micro Focus International P.L.C.	641,658	11,226,393
	Moneysupermarket.com Group P.L.C.	1,743,498	6,946,029
	NCC Group P.L.C.	413,361	1,200,477
	Oxford Instruments P.L.C.	184,343	2,274,691
	Pace P.L.C.	1,453,325	7,413,767
	Phoenix IT Group P.L.C.	197,611	385,123
	Playtech P.L.C.	846,451	9,736,216
	Premier Farnell P.L.C.	2,086,502	5,728,288
	Renishaw P.L.C.	181,974	6,585,441
	RM P.L.C.	318,504	679,217
#*	SDL P.L.C.	359,176	2,316,329
	Sepura P.L.C.	233,614	473,357
	Spectris P.L.C.	615,718	19,689,962
	Spirent Communications P.L.C.	2,783,961	3,592,293
	Telecity Group P.L.C.	1,011,062	13,088,345
	TT electronics P.L.C.	812,537	1,590,193
	Xaar P.L.C.	266,016	1,631,225
	Xchanging P.L.C.	1,317,646	2,635,370
Total Information Technology			173,380,679

Materials — (7.5%)
	Acacia Mining P.L.C.	518,658	2,010,523
	Alent P.L.C.	1,291,364	7,153,381
	British Polythene Industries P.L.C.	132,968	1,336,148
	Carclo P.L.C.	207,223	421,392
	Centamin P.L.C.	5,321,711	4,526,905
	Croda International P.L.C.	447,752	18,159,964
	DS Smith P.L.C.	4,938,232	25,214,939
	Elementis P.L.C.	2,320,986	9,969,460
	Essentra P.L.C.	1,315,801	19,341,922

	Evraz P.L.C.	1,184,157	$3,287,396
	Ferrexpo P.L.C.	922,725	865,572
*	Gem Diamonds, Ltd.	546,319	1,111,295
	Hill & Smith Holdings P.L.C.	420,222	4,272,004
#*	Hochschild Mining P.L.C.	678,005	891,272
*	International Ferro Metals, Ltd.	447,220	22,246
#*	KAZ Minerals P.L.C.	1,031,458	3,276,109
#*	Lonmin P.L.C.	2,126,996	3,698,853
	Low & Bonar P.L.C.	1,093,810	934,142
	Marshalls P.L.C.	950,541	3,907,812
*	Petra Diamonds, Ltd.	1,551,908	4,182,686
#*	Petropavlovsk P.L.C.	14,546,334	1,231,955
	Rexam P.L.C.	861,780	7,385,749
	RPC Group P.L.C.	1,199,283	10,296,296
	Synthomer P.L.C.	1,234,754	5,632,925
#	Vedanta Resources P.L.C.	464,354	3,430,912
	Victrex P.L.C.	394,020	10,944,532
#	Zotefoams P.L.C.	93,537	395,241
Total Materials			153,901,631

Telecommunication Services — (3.1%)
	Cable & Wireless Communications P.L.C.	13,667,608	12,325,272
#*	Colt Group SA	1,487,618	2,956,221
	Inmarsat P.L.C.	2,217,438	30,366,954
	Kcom Group P.L.C.	3,057,035	4,127,236
#	TalkTalk Telecom Group P.L.C.	2,611,397	13,302,274
Total Telecommunication Services			63,077,957

Utilities — (1.9%)
	Dee Valley Group P.L.C.	12,109	219,499
	Drax Group P.L.C.	2,075,260	11,146,184
	Pennon Group P.L.C.	2,002,765	24,462,175
	Telecom Plus P.L.C.	186,307	2,400,000
Total Utilities			38,227,858

TOTAL COMMON STOCKS			1,960,523,045

RIGHTS/WARRANTS — (0.1%)
*	Charles Taylor P.L.C. Rights	57,621	56,841
*	Serco Group NIL Paid Rights	1,916,416	1,165,553
TOTAL RIGHTS/WARRANTS			1,222,394

SECURITIES LENDING COLLATERAL — (4.1%)
§@	DFA Short Term Investment Fund	7,252,490	83,911,314
TOTAL INVESTMENTS — (100.0%) (Cost $1,588,790,303)^^			$2,045,656,753

Summary of the Series' investments as of March 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$509,294,093	—	$509,294,093
Consumer Staples	—	98,317,421	—	98,317,421
Energy	—	79,660,252	—	79,660,252
Financials	—	310,537,443	—	310,537,443
Health Care	$543,513	73,970,342	—	74,513,855
Industrials	—	459,611,856	—	459,611,856
Information Technology	—	173,380,679	—	173,380,679
Materials	—	153,901,631	—	153,901,631
Telecommunication Services	—	63,077,957	—	63,077,957
Utilities	—	38,227,858	—	38,227,858
Rights/Warrants	—	1,222,394	—	1,222,394
Securities Lending Collateral	—	83,911,314	—	83,911,314
TOTAL	$543,513	$2,045,113,240	—	$2,045,656,753

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2015
(Unaudited)

		Shares	Value††
COMMON STOCKS — (79.8%)
AUSTRALIA — (40.6%)
*	AAT Corp., Ltd.	99	$—
#*	ABM Resources NL	325,867	55,748
#	Acrux, Ltd.	660,428	431,955
	Adelaide Brighton, Ltd.	3,668,074	12,627,321
*	Aditya Birla Minerals, Ltd.	837,590	117,649
*	AED Oil, Ltd.	363,401	—
#	Ainsworth Game Technology, Ltd.	784,170	1,720,561
*	AJ Lucas Group, Ltd.	313,169	55,835
#*	Alkane Resources, Ltd.	1,219,715	268,987
*	Alliance Resources, Ltd.	399,488	24,300
#	ALS, Ltd.	787,241	2,956,979
#	Altium, Ltd.	222,654	753,182
	Altona Mining, Ltd.	1,108,169	88,563
	AMA Group, Ltd.	15,236	6,149
	Amalgamated Holdings, Ltd.	461,127	4,120,063
#	Amcom Telecommunications, Ltd.	2,302,821	4,720,787
	Ansell, Ltd.	528,919	11,071,846
#*	Antares Energy, Ltd.	1,279,135	136,402
#	AP Eagers, Ltd.	234,655	1,336,733
*	APN News & Media, Ltd.	4,581,139	3,461,021
#*	Aquarius Platinum, Ltd.	4,962,517	679,311
*	Arafura Resources, Ltd.	114,647	5,218
#	ARB Corp., Ltd.	472,048	4,449,738
	Aristocrat Leisure, Ltd.	2,821,383	18,050,844
#	Arrium, Ltd.	17,951,296	2,307,184
#*	ASG Group, Ltd.	898,212	539,949
*	Atlantic, Ltd.	21,276	532
#	Atlas Iron, Ltd.	5,890,007	580,617
*	Aurelia Metals, Ltd.	104,200	21,005
#	Ausdrill, Ltd.	1,723,145	360,671
#*	Ausenco, Ltd.	769,338	131,738
	Austal, Ltd.	1,148,615	1,535,862
#	Austbrokers Holdings, Ltd.	234,513	1,546,075
#	Austin Engineering, Ltd.	279,815	163,606
#*	Australian Agricultural Co., Ltd.	2,385,475	2,914,354
	Australian Pharmaceutical Industries, Ltd.	2,403,274	3,319,249
	Australian Vintage, Ltd.	3,979,004	1,210,192
#	Automotive Holdings Group, Ltd.	1,464,387	4,670,825
*	Avanco Resources, Ltd.	2,444,368	137,386
	AVJennings, Ltd.	7,051,385	3,220,775
*	AWE, Ltd.	3,356,993	3,052,254
#*	Bandanna Energy, Ltd.	337,935	8,108
#	BC Iron, Ltd.	1,007,619	280,609
#	Beach Energy, Ltd.	9,180,505	7,065,143
#	Beadell Resources, Ltd.	2,424,377	473,813
#	Bega Cheese, Ltd.	514,153	1,876,048
*	Berkeley Resources, Ltd.	105,882	17,687
#*	Billabong International, Ltd.	3,784,843	1,669,098
#	Blackmores, Ltd.	81,784	3,395,060
	BlueScope Steel, Ltd.	2,098,681	6,652,153
#*	Boart Longyear, Ltd.	2,658,836	402,260

*	Boom Logistics, Ltd.	986,820	$97,822
#	Bradken, Ltd.	1,242,062	1,736,493
#	Breville Group, Ltd.	765,489	4,386,140
#	Brickworks, Ltd.	174,972	1,926,117
	BT Investment Management, Ltd.	580,053	4,044,091
#*	Buccaneer Energy, Ltd.	3,283,586	3,751
#*	Buru Energy, Ltd.	292,049	70,934
#	Cabcharge Australia, Ltd.	863,423	3,037,040
	Cape Lambert Resources, Ltd.	726,958	33,297
*	Capral, Ltd.	58,499	6,924
#	Cardno, Ltd.	1,091,060	2,707,120
#*	Carnarvon Petroleum, Ltd.	5,095,141	503,243
*	Carnegie Wave Energy, Ltd.	563,165	26,957
#	carsales.com, Ltd.	1,702,940	13,398,467
#	Cash Converters International, Ltd.	2,245,870	1,537,995
*	CDS Technologies, Ltd.	13,276	—
#	Cedar Woods Properties, Ltd.	311,947	1,315,827
#	Chandler Macleod Group, Ltd.	528,695	211,407
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—
#*	Clinuvel Pharmaceuticals, Ltd.	48,821	111,524
	Clover Corp., Ltd.	263,099	44,073
*	Coal of Africa, Ltd.	668,800	14,789
	Codan, Ltd.	400,153	301,112
*	Coffey International, Ltd.	1,048,636	143,901
#	Collection House, Ltd.	1,978,935	3,489,692
	Collins Foods, Ltd.	278,897	543,353
*	Comet Ridge, Ltd.	15,204	928
*	Cooper Energy, Ltd.	336,842	53,672
#	Corporate Travel Management, Ltd.	213,802	1,908,335
#	Coventry Group, Ltd.	144,778	192,578
#	Credit Corp. Group, Ltd.	107,224	942,542
#	CSG, Ltd.	789,834	886,738
	CSR, Ltd.	3,239,943	9,903,986
#*	Cudeco, Ltd.	387,893	416,569
*	Cue Energy Resources, Ltd.	1,378,665	103,654
	Data#3, Ltd.	556,711	334,672
#	Decmil Group, Ltd.	867,988	836,118
*	Devine, Ltd.	483,266	334,086
#	Dick Smith Holdings, Ltd.	59,380	88,014
	Domino's Pizza Enterprises, Ltd.	286,872	8,091,213
	Downer EDI, Ltd.	2,903,995	9,844,653
*	Dragon Mining, Ltd.	76,113	8,503
#*	Drillsearch Energy, Ltd.	3,348,007	2,762,040
#	DUET Group	81,551	158,134
	DuluxGroup, Ltd.	3,101,823	15,091,219
	DWS, Ltd.	382,927	257,846
	Echo Entertainment Group, Ltd.	4,207,608	14,434,077
*	EHG Corp., Ltd.	482	—
*	Elders, Ltd.	220,688	384,779
*	Emeco Holdings, Ltd.	3,480,007	316,899
#*	Energy Resources of Australia, Ltd.	1,156,799	1,100,784
#*	Energy World Corp., Ltd.	4,185,404	1,225,555

*	Enero Group, Ltd.	12,387	$7,308
#	Equity Trustees, Ltd.	14,779	245,322
	ERM Power, Ltd.	783,474	1,354,645
	Ethane Pipeline Income Fund	190,260	260,611
	Euroz, Ltd.	98,356	75,577
#	Evolution Mining, Ltd.	2,711,694	1,743,089
	Fairfax Media, Ltd.	14,257,034	10,321,269
	Fantastic Holdings, Ltd.	326,291	489,695
*	FAR, Ltd.	7,906,420	569,216
	Finbar Group, Ltd.	128,055	122,895
#	Fleetwood Corp., Ltd.	394,575	420,063
#	FlexiGroup, Ltd.	602,740	1,578,825
*	Flinders Mines, Ltd.	7,896,335	102,074
#*	Focus Minerals, Ltd.	16,749,733	76,353
#	G8 Education, Ltd.	667,152	1,700,421
*	Galaxy Resources, Ltd.	601,226	15,569
	Gazal Corp., Ltd.	50,562	101,090
#*	Gindalbie Metals, Ltd.	2,927,610	51,411
*	Global Construction Services, Ltd.	4,832	2,243
#	GrainCorp, Ltd. Class A	1,205,265	8,611,638
	Grange Resources, Ltd.	1,724,297	150,484
#	Greencross, Ltd.	97,872	593,594
*	Greenland Minerals & Energy, Ltd.	453,809	22,745
*	Gryphon Minerals, Ltd.	592,721	29,132
#	GUD Holdings, Ltd.	702,338	4,394,616
*	Gunns, Ltd.	2,872,620	—
#	GWA Group, Ltd.	2,046,052	4,025,988
#	Hansen Technologies, Ltd.	62,604	110,356
#	HFA Holdings, Ltd.	253,134	404,024
*	Highlands Pacific, Ltd.	197,825	10,841
*	Hillgrove Resources, Ltd.	200,146	56,258
#	Hills, Ltd.	1,277,876	840,416
*	Horizon Oil, Ltd.	6,691,326	559,386
*	Icon Energy, Ltd.	1,135,301	62,315
*	IDM International, Ltd.	23,969	—
#	iiNET, Ltd.	1,121,222	7,523,703
#	Iluka Resources, Ltd.	92,328	595,140
#*	Imdex, Ltd.	1,225,370	335,409
#	IMF Bentham, Ltd.	659,204	1,067,668
	Independence Group NL	1,789,170	7,103,835
#*	Infigen Energy	2,021,774	430,447
#	Infomedia, Ltd.	2,051,811	1,916,016
	Integrated Research, Ltd.	327,026	475,434
*	Intrepid Mines, Ltd.	331,189	28,913
#	Invocare, Ltd.	901,024	8,997,268
#	IOOF Holdings, Ltd.	1,900,338	14,848,064
#	Iress, Ltd.	1,073,207	8,560,461
*	iSelect, Ltd.	48,828	55,071
#	JB Hi-Fi, Ltd.	836,109	11,858,728
	Jumbo Interactive, Ltd.	31,521	27,274
*	Jupiter Mines, Ltd.	405,443	29,337
	K&S Corp., Ltd.	250,643	292,018

*	Kangaroo Resources, Ltd.	281,470	$1,608
#*	Karoon Gas Australia, Ltd.	738,066	1,205,680
#*	Kingsgate Consolidated, Ltd.	1,717,937	894,023
*	Kingsrose Mining, Ltd.	760,046	124,405
*	Lednium, Ltd.	195,019	—
	LogiCamms, Ltd.	38,305	20,373
#*	Lonestar Resources, Ltd.	1,156,166	145,051
	Lycopodium, Ltd.	35,931	37,606
#*	Lynas Corp., Ltd.	3,390,978	110,528
	M2 Group, Ltd.	1,252,048	9,649,463
#	MACA, Ltd.	610,465	406,392
*	Macmahon Holdings, Ltd.	6,319,933	235,432
	Macquarie Atlas Roads Group	565,764	1,395,159
	Macquarie Telecom Group, Ltd.	35,019	133,281
#	Magellan Financial Group, Ltd.	466,192	6,944,107
	Matrix Composites & Engineering, Ltd.	167,126	86,964
*	Maverick Drilling & Exploration, Ltd.	907,264	75,546
#	MaxiTRANS Industries, Ltd.	915,613	365,710
#*	Mayne Pharma Group, Ltd.	3,767,830	2,732,725
	McMillan Shakespeare, Ltd.	427,034	3,857,205
	McPherson's, Ltd.	479,915	408,946
#*	Medusa Mining, Ltd.	1,179,362	841,971
	Melbourne IT, Ltd.	441,811	451,903
*	MEO Australia, Ltd.	681,039	7,237
#*	Mesoblast, Ltd.	99,585	274,417
	Metals X, Ltd.	360,891	328,974
#	Metcash, Ltd.	4,780,903	5,625,301
*	Metgasco, Ltd.	48,452	925
	Mincor Resources NL	1,067,643	548,605
#*	Mineral Deposits, Ltd.	466,063	276,987
#	Mineral Resources, Ltd.	1,168,088	5,974,157
#	MMA Offshore, Ltd.	2,189,075	1,095,415
#*	Molopo Energy, Ltd.	785,048	74,584
#	Monadelphous Group, Ltd.	687,485	5,210,650
*	Morning Star Gold NL	332,749	5,221
#	Mortgage Choice, Ltd.	680,426	1,318,522
#	Mount Gibson Iron, Ltd.	4,484,844	744,703
#	Myer Holdings, Ltd.	4,049,548	4,173,582
	MyState, Ltd.	169,107	664,482
#*	Nanosonics, Ltd.	125,464	181,303
#	Navitas, Ltd.	1,440,089	5,351,408
#*	Nearmap, Ltd.	1,029,484	428,925
#	New Hope Corp., Ltd.	145,093	268,042
*	Newsat, Ltd.	1,680,867	147,227
*	Nexus Energy, Ltd.	6,106,883	—
#	NIB Holdings, Ltd.	2,713,689	7,636,684
	Nick Scali, Ltd.	165,818	436,705
#*	Noble Mineral Resources, Ltd.	405,717	—
#	Northern Star Resources, Ltd.	4,806,957	8,309,967
#	NRW Holdings, Ltd.	1,867,109	283,457
	Nufarm, Ltd.	1,141,199	5,758,500
*	OM Holdings, Ltd.	29,193	6,658

#*	Orocobre, Ltd.	389,899	$693,366
#	OrotonGroup, Ltd.	131,885	267,141
*	Otto Energy, Ltd.	1,936,175	147,097
#	OZ Minerals, Ltd.	2,198,276	6,555,103
	OzForex Group, Ltd.	188,788	346,872
#	Pacific Brands, Ltd.	6,093,285	2,126,553
#*	Paladin Energy, Ltd.	9,407,049	2,671,368
	PanAust, Ltd.	3,116,327	4,054,174
	Panoramic Resources, Ltd.	1,781,726	756,397
#*	PaperlinX, Ltd.	631,677	8,179
	Patties Foods, Ltd.	42,099	39,411
	Peet, Ltd.	1,624,840	1,508,357
*	Peninsula Energy, Ltd.	8,363,816	114,283
#	Perpetual, Ltd.	356,426	14,880,389
#*	Perseus Mining, Ltd.	3,040,420	648,033
*	Phosphagenics, Ltd.	1,842,963	56,017
#*	Platinum Australia, Ltd.	1,442,661	6,593
*	Pluton Resources, Ltd.	20,710	216
*	PMP, Ltd.	2,327,074	813,355
*	Poseidon Nickel, Ltd.	554,377	50,620
	Premier Investments, Ltd.	556,867	5,418,698
*	Prima Biomed, Ltd.	2,194,242	50,194
#	Primary Health Care, Ltd.	3,148,150	13,155,817
#	Prime Media Group, Ltd.	2,031,951	1,368,785
	Programmed Maintenance Services, Ltd.	761,433	1,398,543
*	Qantas Airways, Ltd.	4,774,293	11,324,164
	Qube Holdings, Ltd.	1,313,169	2,959,573
*	Quickstep Holdings, Ltd.	255,575	34,963
*	Ramelius Resources, Ltd.	834,228	66,034
#*	Range Resources, Ltd.	1,456,711	11,561
	RCG Corp., Ltd.	195,594	153,237
	RCR Tomlinson, Ltd.	1,055,209	1,603,791
#	Reckon, Ltd.	356,227	523,514
*	Red 5, Ltd.	9,022	754
*	Redflex Holdings, Ltd.	377,855	126,329
#	Reece Australia, Ltd.	231,441	6,093,295
#*	Regis Resources, Ltd.	2,504,810	2,486,095
#	Reject Shop, Ltd. (The)	234,444	1,195,013
#*	Resolute Mining, Ltd.	3,987,672	928,736
*	Resource Generation, Ltd.	338,381	20,689
#	Retail Food Group, Ltd.	915,746	4,910,244
*	Rex Minerals, Ltd.	119,642	7,739
	Ridley Corp., Ltd.	1,331,622	1,084,165
*	RiverCity Motorway Group	1,563,354	—
*	RungePincockMinarco, Ltd.	30,702	13,112
#	Ruralco Holdings, Ltd.	115,893	314,059
#	SAI Global, Ltd.	1,545,041	4,859,448
#	Salmat, Ltd.	645,788	456,933
*	Samson Oil & Gas, Ltd.	7,175,499	60,117
#	Sandfire Resources NL	570,890	1,909,428
*	Saracen Mineral Holdings, Ltd.	5,111,505	1,630,911
	Schaffer Corp., Ltd.	33,766	141,279

#	Sedgman, Ltd.	452,719	$234,300
#	Select Harvests, Ltd.	475,920	2,684,575
#*	Senex Energy, Ltd.	6,438,932	1,535,480
	Servcorp, Ltd.	314,917	1,569,696
	Service Stream, Ltd.	1,693,203	277,888
#	Seven Group Holdings, Ltd.	559,015	3,056,061
#	Seven West Media, Ltd.	4,410,729	4,480,521
	Seymour Whyte, Ltd.	8,690	8,587
	Sigma Pharmaceuticals, Ltd.	7,230,980	4,886,112
#*	Silex Systems, Ltd.	511,695	196,381
#	Silver Chef, Ltd.	85,146	522,875
#*	Silver Lake Resources, Ltd.	2,755,624	415,344
#	Sims Metal Management, Ltd.	1,382,214	12,980,736
#	Sirtex Medical, Ltd.	412,322	6,505,061
#	Skilled Group, Ltd.	1,388,531	1,319,806
#	Slater & Gordon, Ltd.	1,170,515	6,311,179
#	SMS Management & Technology, Ltd.	575,318	1,550,245
#	Southern Cross Electrical Engineering, Ltd.	21,171	5,476
	Southern Cross Media Group, Ltd.	3,524,001	3,076,615
	Spark Infrastructure Group	10,385,907	15,630,733
	Specialty Fashion Group, Ltd.	786,397	359,052
	SRG, Ltd.	29,934	15,921
#*	St Barbara, Ltd.	2,594,632	430,274
	Steadfast Group, Ltd.	231,759	267,181
*	Strike Energy, Ltd.	1,471,668	110,915
#	STW Communications Group, Ltd.	2,231,739	1,177,957
*	Sundance Energy Australia, Ltd.	2,512,257	854,538
#*	Sundance Resources, Ltd.	8,756,539	139,584
	Sunland Group, Ltd.	729,757	1,059,560
#	Super Retail Group, Ltd.	1,280,749	9,345,457
	Swick Mining Services, Ltd.	106,166	13,387
	Tabcorp Holdings, Ltd.	2,628,740	9,471,342
*	Tap Oil, Ltd.	1,480,490	275,197
	Tassal Group, Ltd.	901,018	2,327,816
#	Technology One, Ltd.	1,612,459	4,923,231
#*	Ten Network Holdings, Ltd.	10,842,364	1,686,615
#	TFS Corp., Ltd.	1,789,688	2,396,250
#	Thorn Group, Ltd.	406,023	824,109
#*	Tiger Resources, Ltd.	6,540,922	247,117
*	Toro Energy, Ltd.	70,156	4,158
#	Tox Free Solutions, Ltd.	867,356	1,868,611
#	TPG Telecom, Ltd.	857,258	5,951,412
*	Transfield Services, Ltd.	3,089,111	3,203,832
#	Transpacific Industries Group, Ltd.	10,319,019	6,226,965
#	Treasury Group, Ltd.	11,874	117,580
	Treasury Wine Estates, Ltd.	593,706	2,306,791
*	Tribune Resources, Ltd.	3,093	7,768
#*	Troy Resources, Ltd.	969,635	328,622
#	UGL, Ltd.	1,185,950	1,310,639
	UXC, Ltd.	1,872,142	1,123,921
*	Venture Minerals, Ltd.	271,390	5,378
#	Villa World, Ltd.	232,321	408,144

#	Village Roadshow, Ltd.	831,506	$3,548,002
*	Virgin Australia Holdings, Ltd.	7,648,897	—
*	Virgin Australia Holdings, Ltd. (B43DQC7)	5,942,525	2,327,211
#	Virtus Health, Ltd.	55,551	309,341
	Vision Eye Institute, Ltd.	477,043	247,061
	Vita Group, Ltd.	9,297	11,681
#	Vocus Communications, Ltd.	571,538	2,547,986
#	Watpac, Ltd.	760,701	459,740
#	WDS, Ltd.	177,239	12,932
	Webjet, Ltd.	511,180	1,534,269
#	Webster, Ltd.	180,921	206,561
	Western Areas, Ltd.	1,463,783	3,954,171
#*	Western Desert Resources, Ltd.	241,493	20,012
#*	White Energy Co., Ltd.	643,913	104,982
#*	Whitehaven Coal, Ltd.	4,134,141	4,463,738
	Wide Bay Australia, Ltd.	88,869	352,320
*	Wollongong Coal, Ltd.	119,865	2,061
	WorleyParsons, Ltd.	224,919	1,627,784
TOTAL AUSTRALIA			660,389,670

CHINA — (0.4%)
*	Goldin Properties Holdings, Ltd.	2,768,000	4,914,549
*	Technovator International, Ltd.	864,000	521,407
	Zhuhai Holdings Investment Group, Ltd.	790,000	132,104
TOTAL CHINA			5,568,060

HONG KONG — (22.2%)
	Aeon Credit Service Asia Co., Ltd.	564,000	430,437
	Aeon Stores Hong Kong Co., Ltd.	248,000	297,823
	Alco Holdings, Ltd.	1,426,000	294,275
	Allan International Holdings	720,000	194,469
	Allied Group, Ltd.	663,200	2,958,183
#	Allied Properties HK, Ltd.	11,945,857	2,297,676
*	Anxian Yuan China Holdings, Ltd.	3,100,000	57,334
*	Apac Resources, Ltd.	19,724,900	316,350
	APT Satellite Holdings, Ltd.	1,923,000	2,179,761
	Arts Optical International Hldgs	730,000	281,217
	Asia Financial Holdings, Ltd.	2,404,908	1,026,177
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	3,434,171
	Asia Standard Hotel Group, Ltd.	11,437,218	1,665,109
	Asia Standard International Group, Ltd.	13,041,937	2,982,025
	Associated International Hotels, Ltd.	952,000	2,756,814
	Aupu Group Holding Co., Ltd.	3,168,000	717,965
*	AVIC Joy Holdings HK, Ltd.	1,630,000	66,083
*	Bel Global Resources Holdings, Ltd.	2,576,000	—
#	Bonjour Holdings, Ltd.	13,170,600	1,070,613
	Bossini International Hldg	3,699,500	324,617
#*	Brightoil Petroleum Holdings, Ltd.	7,968,000	2,701,989
#*	Brockman Mining, Ltd.	22,810,814	722,005
*	Burwill Holdings, Ltd.	27,112,960	1,012,811
#	Cafe de Coral Holdings, Ltd.	1,910,000	6,836,982
	CEC International Holdings, Ltd.	516,000	147,817

	Century City International Holdings, Ltd.	6,235,460	$498,009
*	Champion Technology Holdings, Ltd.	15,193,089	269,788
	Chen Hsong Holdings	1,212,000	328,222
	Cheuk Nang Holdings, Ltd.	605,976	546,242
*	Cheung Wo International Holdings, Ltd.	690,000	45,465
	Chevalier International Holdings, Ltd.	764,834	1,315,692
*	China Billion Resources, Ltd.	4,876,000	—
#*	China Daye Non-Ferrous Metals Mining, Ltd.	14,889,837	426,862
*	China Digicontent Co., Ltd.	2,710,000	—
#*	China Dynamics Holdings, Ltd.	860,000	60,804
#	China Electronics Corp. Holdings Co., Ltd.	6,086,250	1,787,938
*	China Energy Development Holdings, Ltd.	51,398,000	1,004,643
	China Financial Services Holdings, Ltd.	954,000	73,831
*	China Flavors & Fragrances Co., Ltd.	156,137	25,592
*	China Infrastructure Investment, Ltd.	7,776,000	100,380
	China Metal International Holdings, Inc.	2,670,000	834,648
	China Motor Bus Co., Ltd.	48,600	529,981
*	China Renji Medical Group, Ltd.	438,850	11,939
*	China Smarter Energy Group Holdings, Ltd.	316,000	50,867
*	China Solar Energy Holdings, Ltd.	1,669,500	7,268
*	China Star Entertainment, Ltd.	46,250,000	726,115
*	China Strategic Holdings, Ltd.	18,877,500	296,027
	China Ting Group Holdings, Ltd.	2,443,151	111,454
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	101,879
	China-Hongkong Photo Products Holdings, Ltd.	1,047,000	58,124
	Chinney Investments, Ltd.	1,144,000	184,376
	Chow Sang Sang Holdings International, Ltd.	2,221,000	4,829,743
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,492,000	658,546
	Chuang's China Investments, Ltd.	3,700,938	243,988
	Chuang's Consortium International, Ltd.	5,987,043	749,659
	CITIC Telecom International Holdings, Ltd.	10,816,125	3,891,769
	CK Life Sciences International Holdings, Inc.	21,274,000	2,002,445
	CNT Group, Ltd.	8,077,264	500,780
	COL Capital, Ltd.	2,145,840	997,013
*	Continental Holdings, Ltd.	450,000	9,859
	Convenience Retail Asia, Ltd.	42,000	26,041
*	CP Lotus Corp.	11,420,000	258,488
*	Crocodile Garments	286,000	45,347
#	Cross-Harbour Holdings, Ltd. (The)	671,520	704,699
	CSI Properties, Ltd.	35,276,383	1,249,877
*	CST Mining Group, Ltd.	101,184,000	625,625
	Cw Group Holdings, Ltd.	2,030,000	664,116
	Dah Sing Banking Group, Ltd.	3,457,116	5,990,148
	Dah Sing Financial Holdings, Ltd.	1,184,544	7,021,429
*	Dan Form Holdings Co., Ltd.	3,563,260	813,483
	Dickson Concepts International, Ltd.	1,222,000	521,572
	Dorsett Hospitality International, Ltd.	4,629,200	740,071
	Eagle Nice International Holdings, Ltd.	1,116,000	258,431
	EcoGreen International Group, Ltd.	1,202,000	311,315
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
	Emperor Capital Group, Ltd.	3,018,000	248,379
	Emperor Entertainment Hotel, Ltd.	4,360,000	927,625

#	Emperor International Holdings, Ltd.	8,116,753	$1,810,330
	Emperor Watch & Jewellery, Ltd.	25,650,000	844,334
*	ENM Holdings, Ltd.	14,680,000	964,177
*	EPI Holdings, Ltd.	2,679,927	31,433
#	Esprit Holdings, Ltd.	13,802,950	14,019,584
*	eSun Holdings, Ltd.	4,344,000	404,069
*	Ezcom Holdings, Ltd.	72,576	—
	Fairwood Holdings, Ltd.	616,100	1,606,445
	Far East Consortium International, Ltd.	6,363,258	2,434,249
	Fountain SET Holdings, Ltd.	4,758,000	577,840
	Four Seas Mercantile Holdings, Ltd.	610,000	314,796
*	Frontier Services Group, Ltd.	529,000	80,975
	Fujikon Industrial Holdings, Ltd.	736,000	134,533
*	Fullshare Holdings, Ltd.	2,137,500	165,587
#	Future Bright Holdings, Ltd.	3,288,000	585,797
*	G-Resources Group, Ltd.	143,439,600	4,248,690
#*	GCL New Energy Holdings, Ltd.	5,704,000	718,403
#	Get Nice Holdings, Ltd.	38,664,000	1,546,565
	Giordano International, Ltd.	9,210,000	4,457,744
*	Global Brands Group Holding, Ltd.	14,324,000	2,782,662
	Glorious Sun Enterprises, Ltd.	2,624,000	538,045
	Gold Peak Industries Holding, Ltd.	3,029,642	373,863
	Golden Resources Development International, Ltd.	3,330,500	218,891
*	Good Fellow Resources Holdings, Ltd.	590,000	281,508
*	Grande Holdings, Ltd. (The)	882,000	8,760
	Great Eagle Holdings, Ltd.	72,627	255,283
	Guangnan Holdings, Ltd.	2,363,600	341,625
#	Guotai Junan International Holdings, Ltd.	4,129,599	3,663,705
#	Haitong International Securities Group, Ltd.	4,303,968	2,984,758
*	Hao Tian Development Group, Ltd.	7,164,000	432,135
	Harbour Centre Development, Ltd.	935,500	1,684,875
	High Fashion International, Ltd.	268,000	89,781
	HKR International, Ltd.	5,764,736	2,926,184
	Hon Kwok Land Investment Co., Ltd.	314,800	108,335
*	Hong Fok Land, Ltd.	1,210,000	—
#	Hong Kong Aircraft Engineering Co., Ltd.	86,000	928,765
	Hong Kong Ferry Holdings Co., Ltd.	824,300	1,067,596
*	Hong Kong Television Network, Ltd.	2,332,751	923,662
	Hongkong & Shanghai Hotels (The)	1,282,555	1,807,403
#	Hongkong Chinese, Ltd.	5,038,000	860,178
	Hop Hing Group Holdings, Ltd.	1,292,000	20,981
	Hopewell Holdings, Ltd.	2,920,000	10,996,143
#	Hsin Chong Construction Group, Ltd.	6,777,658	759,055
	Hung Hing Printing Group, Ltd.	2,628,000	356,434
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,086,000	5,119,481
*	I-CABLE Communications, Ltd.	2,573,000	225,503
#*	Imagi International Holdings, Ltd.	55,488,000	1,396,345
#*	Integrated Waste Solutions Group Holdings, Ltd.	4,000,000	152,181
*	International Standard Resources Holdings, Ltd.	16,576,250	961,832
	iOne Holdings, Ltd.	6,900,000	231,269
	IPE Group, Ltd.	3,345,000	319,137
*	IRC, Ltd.	7,126,000	339,498

	IT, Ltd.	4,040,532	$1,354,718
	ITC Corp., Ltd.	1,008,145	89,944
#	ITC Properties Group, Ltd.	4,153,791	2,139,756
*	Jinhui Holdings Co., Ltd.	121,000	19,782
	Johnson Electric Holdings, Ltd.	1,686,250	5,915,197
#	K Wah International Holdings, Ltd.	7,948,877	3,927,266
	Ka Shui International Holdings, Ltd.	550,000	70,907
*	Kader Holdings Co., Ltd.	92,000	10,907
	Kam Hing International Holdings, Ltd.	1,830,000	127,941
*	Kantone Holdings, Ltd.	1,012,364	114,953
	Keck Seng Investments	878,600	870,449
*	King Pacific International Holdings, Ltd.	1,404,200	—
	Kingmaker Footwear Holdings, Ltd.	1,532,955	246,843
#	Kingston Financial Group, Ltd.	19,359,000	2,194,877
	Kowloon Development Co., Ltd.	2,443,000	2,825,101
	L'Occitane International SA	331,750	945,380
	Lai Sun Development Co., Ltd.	78,652,466	1,744,981
	Lai Sun Garment International, Ltd.	3,321,680	418,602
	Lam Soon Hong Kong, Ltd.	302,310	226,128
*	Landsea Green Properties Co., Ltd.	812,000	72,197
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—
	Lee's Pharmaceutical Holdings, Ltd.	654,000	950,645
	Lerado Group Holding Co., Ltd.	2,674,000	196,665
	Lifestyle International Holdings, Ltd.	1,138,000	2,027,570
	Lippo China Resources, Ltd.	20,922,000	795,093
	Lippo, Ltd.	1,161,700	637,642
*	Lisi Group Holdings, Ltd.	3,418,000	182,505
#	Liu Chong Hing Investment, Ltd.	1,191,200	1,491,615
	Luen Thai Holdings, Ltd.	1,207,000	225,053
	Luk Fook Holdings International, Ltd.	2,757,000	7,687,874
	Luks Group Vietnam Holdings Co., Ltd.	482,913	154,866
	Lung Kee Bermuda Holdings	1,567,875	448,242
*	Macau Legend Development, Ltd.	108,000	37,310
	Magnificent Estates	13,170,000	533,933
	Man Wah Holdings, Ltd.	5,694,800	5,468,807
	Man Yue Technology Holdings, Ltd.	1,104,000	157,394
	Matrix Holdings, Ltd.	1,067,414	295,702
*	Mei Ah Entertainment Group, Ltd.	15,040,000	1,260,850
	Melbourne Enterprises, Ltd.	39,500	678,347
#	Melco International Development, Ltd.	3,478,000	5,852,671
#*	Midland Holdings, Ltd.	5,182,000	2,275,882
	Ming Fai International Holdings, Ltd.	1,765,000	184,009
*	Ming Fung Jewellery GP, Ltd.	2,131,500	87,980
	Miramar Hotel & Investment	845,000	1,196,101
#*	Mongolian Mining Corp.	26,307,000	947,027
	NagaCorp, Ltd.	7,546,000	4,990,803
	Nanyang Holdings, Ltd.	133,500	822,742
	National Electronic Hldgs	2,426,000	340,801
	Natural Beauty Bio-Technology, Ltd.	3,920,000	329,909
*	Neo-Neon Holdings, Ltd.	2,337,500	317,419
*	Neptune Group, Ltd.	23,230,000	329,484
	New Century Group Hong Kong, Ltd.	13,351,464	227,646

*	New Times Energy Corp., Ltd.	1,946,400	$55,169
#	Newocean Energy Holdings, Ltd.	7,642,000	3,788,899
	Next Media, Ltd.	4,295,183	402,999
	Nexteer Automotive Group, Ltd.	49,000	49,367
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,489,706	557,021
	Orient Overseas International, Ltd.	952,000	5,786,600
*	Orient Power Holdings, Ltd.	804,000	—
#	Oriental Watch Holdings	3,070,800	482,974
*	Pacific Andes International Holdings, Ltd.	19,435,067	573,459
#	Pacific Basin Shipping, Ltd.	12,498,000	4,111,151
	Pacific Textile Holdings, Ltd.	4,383,000	6,043,963
	Paliburg Holdings, Ltd.	3,062,830	1,066,339
*	Pan Asia Environmental Protection Group, Ltd.	80,000	16,425
#	Paradise Entertainment, Ltd.	3,652,000	912,447
	PCCW, Ltd.	314,879	192,414
#*	Peace Mark Holdings, Ltd.	2,712,022	—
*	Pearl Oriental Oil, Ltd.	11,577,400	312,142
	Pegasus International Holdings, Ltd.	226,000	33,706
	Perfect Shape PRC Holdings, Ltd.	956,000	223,470
#	Pico Far East Holdings, Ltd.	4,892,000	1,130,747
*	Ping Shan Tea Group, Ltd.	2,633,325	20,411
	Playmates Holdings, Ltd.	686,000	695,901
#	Playmates Toys, Ltd.	4,796,000	1,178,413
	Pokfulam Development Co.	234,000	356,491
#	Polytec Asset Holdings, Ltd.	11,323,526	1,547,501
	Public Financial Holdings, Ltd.	3,102,000	1,482,891
	PYI Corp., Ltd.	24,147,973	507,093
*	Pyxis Group, Ltd.	1,936,000	7,966
	Raymond Industrial, Ltd.	30,400	4,033
#	Regal Hotels International Holdings, Ltd.	2,871,800	1,778,729
*	Richfield Group Holdings, Ltd.	9,512,000	379,294
	Rivera Holdings, Ltd.	5,710,000	280,101
#	SA SA International Holdings, Ltd.	9,216,000	4,517,602
	Safety Godown Co., Ltd.	386,000	606,851
*	Sandmartin International Holdings, Ltd.	84,000	3,252
	SAS Dragon Hldg, Ltd.	2,120,000	497,071
	SEA Holdings, Ltd.	1,124,000	834,065
*	SEEC Media Group, Ltd.	316,000	19,317
#	Shenyin Wanguo HK, Ltd.	3,466,250	2,802,909
*	Shougang Concord Technology Holdings	9,981,809	755,378
*	Shun Ho Technology Holdings, Ltd.	1,037,452	321,082
	Shun Tak Holdings, Ltd.	11,359,419	5,445,086
*	Silver base Group Holdings, Ltd.	4,177,677	441,264
	Simsen International Corp., Ltd.	307,000	134,570
*	Sing Pao Media Enterprises, Ltd.	250,511	—
	Sing Tao News Corp., Ltd.	1,974,000	266,571
	Singamas Container Holdings, Ltd.	10,860,000	1,766,656
*	Sino Distillery Group, Ltd.	148,000	13,369
*	Sinocan Holdings, Ltd.	350,000	—
	SIS International Holdings	34,000	15,788
*	SiS Mobile Holdings, Ltd.	10,880	1,572
	Sitoy Group Holdings, Ltd.	829,000	529,378

	SmarTone Telecommunications Holdings, Ltd.	3,434,925	$6,568,450
#*	SOCAM Development, Ltd.	1,666,771	1,466,154
*	Solomon Systech International, Ltd.	8,590,000	325,298
	Soundwill Holdings, Ltd.	408,000	665,397
*	South China China, Ltd.	6,552,000	654,219
*	South China Land, Ltd.	13,495,170	213,372
	Stella International Holdings, Ltd.	838,000	2,002,797
	Stelux Holdings International, Ltd.	3,011,400	671,849
*	Success Universe Group, Ltd.	6,716,000	213,992
	Sun Hing Vision Group Holdings, Ltd.	358,000	121,148
#	Sun Hung Kai & Co., Ltd.	4,352,429	3,873,129
*	Symphony Holdings, Ltd.	440,000	36,329
#	TAI Cheung Holdings, Ltd.	1,961,000	1,594,924
	Tai Sang Land Development, Ltd.	781,910	398,561
#	Tan Chong International, Ltd.	1,176,000	386,816
#	Tao Heung Holdings, Ltd.	517,000	232,271
#*	Taung Gold International, Ltd.	14,590,000	290,985
	Television Broadcasts, Ltd.	1,317,700	8,141,729
*	Termbray Industries International Holdings, Ltd.	2,304,900	228,450
	Tern Properties Co., Ltd.	51,200	35,565
	Texwinca Holdings, Ltd.	4,488,000	4,082,620
	Tian Teck Land, Ltd.	1,024,000	1,147,498
*	Titan Petrochemicals Group, Ltd.	13,140,000	4,237
#	Tradelink Electronic Commerce, Ltd.	4,802,000	1,072,785
#	Transport International Holdings, Ltd.	1,015,741	2,451,747
#	Trinity, Ltd.	7,614,000	1,562,688
	Tristate Holdings, Ltd.	188,000	64,707
#*	TSC Group Holdings, Ltd.	3,280,000	726,152
*	United Laboratories International Holdings, Ltd. (The)	4,354,000	2,028,602
*	Universal Technologies Holdings, Ltd.	7,410,000	672,199
#*	Up Energy Development Group, Ltd.	3,205,000	199,063
	Upbest Group, Ltd.	36,000	11,381
*	Value Convergence Holdings, Ltd.	1,756,000	199,561
	Value Partners Group, Ltd.	5,396,000	5,092,156
	Van Shung Chong Holdings, Ltd.	1,184,002	137,491
	Vanke Property Overseas, Ltd.	13,000	11,937
	Varitronix International, Ltd.	2,023,293	1,377,647
*	Vedan International Holdings, Ltd.	3,272,000	161,126
	Victory City International Holdings, Ltd.	7,660,077	1,096,986
#	Vitasoy International Holdings, Ltd.	4,703,000	7,334,630
*	VS International Group, Ltd.	488,000	40,249
	VST Holdings, Ltd.	4,999,600	1,793,570
#	VTech Holdings, Ltd.	353,200	5,037,655
	Wai Kee Holdings, Ltd.	7,640,738	2,583,194
*	Willie International Holdings, Ltd.	14,130,000	255,414
	Win Hanverky Holdings, Ltd.	1,812,000	221,608
	Wing On Co. International, Ltd.	759,000	2,514,069
	Wing Tai Properties, Ltd.	1,901,331	1,174,765
	Wong's International Hldgs	737,641	267,964
	Wong's Kong King International	120,000	12,132
#	Xinyi Glass Holdings, Ltd.	16,280,000	10,065,719
#	Xinyi Solar Holdings, Ltd.	11,940,000	3,716,341

	Yangtzekiang Garment, Ltd.	606,500	$218,433
	Yau Lee Holdings, Ltd.	534,000	111,868
	Yeebo International Hldg	572,000	92,764
#	YGM Trading, Ltd.	447,000	721,254
	YT Realty Group, Ltd.	749,000	239,153
*	Yuan Heng Gas Holdings, Ltd.	188,000	17,295
	Yugang International, Ltd.	90,818,000	1,144,970
TOTAL HONG KONG			361,744,199

NEW ZEALAND — (8.2%)
#*	a2 Milk Co., Ltd.	933,197	389,558
	Abano Healthcare Group, Ltd.	30,725	182,812
	Air New Zealand, Ltd.	3,693,701	7,513,074
	Auckland International Airport, Ltd.	310,666	1,043,496
	Briscoe Group, Ltd.	2,235	4,760
	Cavalier Corp., Ltd.	194,241	65,336
	CDL Investments New Zealand, Ltd.	111,311	49,720
#*	Chorus, Ltd.	1,991,536	4,246,687
	Colonial Motor Co., Ltd. (The)	144,588	679,757
	Contact Energy, Ltd.	554,383	2,475,561
#*	Diligent Board Member Services, Inc.	79,753	321,593
#	Ebos Group, Ltd.	429,807	3,435,371
#	Fisher & Paykel Healthcare Corp., Ltd.	4,082,314	20,067,226
	Freightways, Ltd.	953,332	4,467,601
#	Hallenstein Glasson Holdings, Ltd.	242,445	624,957
	Heartland New Zealand, Ltd.	185,677	177,604
#	Hellaby Holdings, Ltd.	384,437	932,508
#	Infratil, Ltd.	3,201,309	7,607,452
#	Kathmandu Holdings, Ltd.	647,646	667,773
#	Mainfreight, Ltd.	530,605	6,132,445
	Marsden Maritime Holdings, Ltd.	50,000	110,092
	Methven, Ltd.	93,877	80,682
#	Metlifecare, Ltd.	516,195	1,819,817
#	Michael Hill International, Ltd.	1,490,263	1,301,010
	Millennium & Copthorne Hotels New Zealand, Ltd.	406,992	446,890
	New Zealand Oil & Gas, Ltd.	1,659,791	700,545
#*	New Zealand Refining Co., Ltd. (The)	574,344	1,115,861
	Nuplex Industries, Ltd.	1,273,452	3,041,955
#	NZX, Ltd.	952,265	789,815
#	Opus International Consultants, Ltd.	12,925	13,488
#*	Pacific Edge, Ltd.	418,982	240,797
	PGG Wrightson, Ltd.	999,976	362,269
*	Pike River Coal, Ltd.	490,805	—
#	Port of Tauranga, Ltd.	513,208	6,496,605
*	Pumpkin Patch, Ltd.	441,927	87,420
#	Restaurant Brands New Zealand, Ltd.	459,407	1,386,067
*	Richina Pacific, Ltd.	274,180	—
*	Rubicon, Ltd.	1,442,620	340,795
#	Ryman Healthcare, Ltd.	2,335,969	13,670,647
	Sanford, Ltd.	382,357	1,386,113
	Scott Technology, Ltd.	39,805	43,707
#	Skellerup Holdings, Ltd.	544,971	577,591

#	Sky Network Television, Ltd.	2,080,268	$9,179,009
	SKYCITY Entertainment Group, Ltd.	4,352,955	13,322,926
#	Spark New Zealand, Ltd.	203,752	453,135
	Steel & Tube Holdings, Ltd.	435,663	927,024
#	Summerset Group Holdings, Ltd.	385,973	957,020
	Tourism Holdings, Ltd.	267,004	359,132
#	Tower, Ltd.	843,417	1,463,153
#	Trade Me Group, Ltd.	1,502,564	4,149,957
#	TrustPower, Ltd.	68,055	404,464
#	Vector, Ltd.	1,288,750	2,965,627
#	Warehouse Group, Ltd. (The)	698,604	1,388,696
#*	Xero, Ltd.	147,912	2,654,009
TOTAL NEW ZEALAND			133,321,609

SINGAPORE — (8.4%)
*	Abterra, Ltd.	531,800	227,023
	Amara Holdings, Ltd.	922,800	349,081
	Amtek Engineering, Ltd.	1,314,300	598,479
	ASL Marine Holdings, Ltd.	816,600	247,828
	Aspial Corp., Ltd.	72,959	21,316
#*	Ausgroup, Ltd.	3,548,500	569,777
#	Baker Technology, Ltd.	1,272,000	217,918
#	Banyan Tree Holdings, Ltd.	1,022,900	384,246
#*	Biosensors International Group, Ltd.	6,409,437	3,550,334
	Bonvests Holdings, Ltd.	950,000	927,602
	Boustead Singapore, Ltd.	1,658,706	2,053,445
#	Breadtalk Group, Ltd.	881,800	866,381
*	Broadway Industrial Group, Ltd.	1,557,200	208,273
	Bukit Sembawang Estates, Ltd.	596,403	2,272,353
	Bund Center Investment, Ltd.	2,639,300	375,629
#	Centurion Corp., Ltd.	700,000	266,796
#	China Aviation Oil Singapore Corp., Ltd.	1,540,999	937,562
#	China Merchants Holdings Pacific, Ltd.	842,200	643,954
	Chip Eng Seng Corp., Ltd.	3,445,300	2,432,221
	Chuan Hup Holdings, Ltd.	3,853,500	922,139
#	Cityspring Infrastructure Trust	1,455,100	571,843
#	Cosco Corp. Singapore, Ltd.	6,805,600	2,498,412
	Creative Technology, Ltd.	272,200	276,051
	CSC Holdings, Ltd.	2,495,000	68,810
	CSE Global, Ltd.	3,285,200	1,326,736
	CWT, Ltd.	1,403,400	1,579,338
	Datapulse Technology, Ltd.	89,000	6,432
*	Del Monte Pacific, Ltd.	1,266,064	355,461
*	Delong Holdings, Ltd.	1,361,000	201,466
	DMX Technologies Group, Ltd.	2,096,000	166,476
#	Dyna-Mac Holdings, Ltd.	2,194,400	503,406
	Elec & Eltek International Co., Ltd.	147,000	154,261
	Ellipsiz, Ltd.	123,000	11,740
	EnGro Corp., Ltd.	354,000	310,416
	Eu Yan Sang International, Ltd.	786,600	391,806
#	Ezion Holdings, Ltd.	895,260	698,854
#	Ezra Holdings, Ltd.	5,676,560	1,731,079

#	Falcon Energy Group, Ltd.	2,008,800	$373,016
	Far East Orchard, Ltd.	1,074,985	1,308,620
*	First Sponsor Group, Ltd.	440,661	391,962
	FJ Benjamin Holdings, Ltd.	1,305,000	119,285
	Food Empire Holdings, Ltd.	1,256,400	252,080
#	Fragrance Group, Ltd.	6,077,000	909,201
#*	Gallant Venture, Ltd.	4,927,900	880,311
#*	Geo Energy Resources, Ltd.	432,000	60,736
	GK Goh Holdings, Ltd.	1,416,300	990,098
	Global Premium Hotels, Ltd.	559,480	140,622
*	Global Yellow Pages, Ltd.	747,500	19,078
#	GMG Global, Ltd.	17,883,300	910,200
	GP Batteries International, Ltd.	235,000	167,149
	GP Industries, Ltd.	2,567,609	1,237,757
	GuocoLand, Ltd.	387,914	513,580
#	GuocoLeisure, Ltd.	3,267,800	2,184,558
*	Hanwell Holdings, Ltd.	1,771,219	341,404
#*	Healthway Medical Corp., Ltd.	8,556,776	248,545
	HG Metal Manufacturing, Ltd.	1,768,000	72,171
#	Hi-P International, Ltd.	1,271,600	555,913
	Hiap Hoe, Ltd.	353,000	208,868
*	Hiap Seng Engineering, Ltd.	1,300	93
*	HLH Group, Ltd.	8,364,000	90,932
#	Ho Bee Land, Ltd.	1,604,700	2,514,245
#	Hong Fok Corp., Ltd.	3,228,540	2,088,074
	Hong Leong Asia, Ltd.	690,700	663,752
	Hotel Grand Central, Ltd.	1,354,287	1,366,998
	Hour Glass, Ltd. (The)	1,814,832	979,732
	HTL International Holdings, Ltd.	1,063,843	197,702
	HupSteel, Ltd.	1,572,875	210,363
	Hwa Hong Corp., Ltd.	2,123,500	516,883
#	Hyflux, Ltd.	3,165,300	2,107,075
	Indofood Agri Resources, Ltd.	3,368,800	1,812,760
	InnoTek, Ltd.	950,000	147,903
	Innovalues, Ltd.	334,000	172,502
#*	International Healthway Corp., Ltd.	594,656	123,448
*	Interra Resources, Ltd.	396,000	34,187
	IPC Corp., Ltd.	4,143,000	499,856
	Isetan Singapore, Ltd.	119,000	384,547
*	Jiutian Chemical Group, Ltd.	9,838,300	363,731
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	k1 Ventures, Ltd.	4,952,600	738,680
#	Keppel Infrastructure Trust	1,367,000	1,090,302
#	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,824,536
	Koh Brothers Group, Ltd.	1,432,000	333,860
	KSH Holdings, Ltd.	52,000	19,337
*	Li Heng Chemical Fibre Technologies, Ltd.	2,053,000	199,398
#	Lian Beng Group, Ltd.	2,238,100	927,593
#*	Linc Energy, Ltd.	1,925,817	768,305
	Low Keng Huat Singapore, Ltd.	889,800	476,429
	Lum Chang Holdings, Ltd.	1,094,030	291,209
*	Marco Polo Marine, Ltd.	963,000	192,674

	mDR, Ltd.	3,997,000	$11,650
*	Mercator Lines Singapore, Ltd.	555,000	22,655
#	Mermaid Maritime PCL	1,615,000	264,153
	Metro Holdings, Ltd.	2,026,092	1,430,288
	Mewah International, Inc.	1,183,000	317,593
#	Midas Holdings, Ltd.	7,943,100	1,732,179
#	Nam Cheong, Ltd.	6,922,840	1,531,908
	New Toyo International Holdings, Ltd.	1,624,000	290,567
	NSL, Ltd.	409,900	481,415
#	OSIM International, Ltd.	1,640,700	2,340,927
#	Otto Marine, Ltd.	10,983,500	248,170
#	OUE Hospitality Trust	310,500	212,613
#	OUE, Ltd.	1,809,700	2,847,888
#	Oxley Holdings, Ltd.	1,061,700	385,669
#	Pan-United Corp., Ltd.	1,948,600	1,143,764
	PEC, Ltd.	47,000	16,254
	Penguin International, Ltd.	1,437,000	209,254
#	Petra Foods, Ltd.	781,000	2,173,413
	QAF, Ltd.	1,208,480	984,551
#	Raffles Education Corp., Ltd.	4,176,710	973,376
	Raffles Medical Group, Ltd.	562,837	1,610,148
	Rickmers Maritime	888,000	184,357
	Rotary Engineering, Ltd.	1,443,100	570,814
	Roxy-Pacific Holdings, Ltd.	297,500	115,780
*	S I2I, Ltd.	12,662,000	18,453
	San Teh, Ltd.	518,387	104,456
	SBS Transit, Ltd.	926,200	1,152,326
	Sheng Siong Group, Ltd.	1,462,900	851,930
#	SHS Holdings, Ltd.	2,304,100	368,327
	Sim Lian Group, Ltd.	2,216,555	1,384,419
	Sinarmas Land, Ltd.	5,696,200	3,155,176
	Sing Holdings, Ltd.	1,134,000	260,451
	Sing Investments & Finance, Ltd.	297,675	289,211
	Singapore Post, Ltd.	2,759,520	3,940,679
	Singapore Reinsurance Corp., Ltd.	1,514,530	352,781
	Singapore Shipping Corp., Ltd.	1,640,700	382,353
	Singapura Finance, Ltd.	348,124	267,632
#*	Sino Grandness Food Industry Group, Ltd.	2,095,300	472,727
	SMRT Corp., Ltd.	2,087,900	2,430,347
	Stamford Land Corp., Ltd.	3,188,100	1,287,929
	Straco Corp., Ltd.	130,000	90,105
	Sunningdale Tech, Ltd.	3,552,400	516,988
#*	SunVic Chemical Holdings, Ltd.	1,979,700	620,068
#	Super Group, Ltd.	2,548,900	2,760,739
#	Swiber Holdings, Ltd.	5,790,500	705,653
#	Swissco Holdings, Ltd.	715,500	205,480
#	Tat Hong Holdings, Ltd.	2,013,500	982,738
	Thakral Corp., Ltd.	5,601,000	98,311
	Tiong Woon Corp. Holding, Ltd.	2,090,650	299,408
	Triyards holdings, Ltd.	253,200	70,968
#	Tuan Sing Holdings, Ltd.	4,021,183	1,155,675
	UMS Holdings, Ltd.	1,888,400	729,134

#	United Engineers, Ltd.	2,722,828	$5,412,373
	United Envirotech, Ltd.	915,000	1,101,800
	United Overseas Insurance, Ltd.	181,850	639,055
#	UOB-Kay Hian Holdings, Ltd.	1,822,735	1,972,251
#	UPP Holdings, Ltd.	2,972,500	519,104
#*	Vard Holdings, Ltd.	3,937,100	1,345,537
	Venture Corp., Ltd.	1,654,300	10,295,768
#	Vibrant Group, Ltd.	9,359,579	716,112
	Vicom, Ltd.	116,600	563,266
	Wee Hur Holdings, Ltd.	2,670,400	728,549
	Wheelock Properties Singapore, Ltd.	1,175,400	1,590,275
#	Wing Tai Holdings, Ltd.	2,762,267	3,864,267
	Yeo Hiap Seng, Ltd.	223,731	274,772
	YHI International, Ltd.	1,174,000	193,347
#	Yongnam Holdings, Ltd.	7,939,200	807,365
TOTAL SINGAPORE			137,024,895

TOTAL COMMON STOCKS			1,298,048,433

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Centrebet International, Ltd. Claim Units Rights	81,336	—
*	Centrebet International, Ltd. Litigation Rights	81,336	—
*	Slater + Gordon, Ltd. Rights 04/20/15	780,343	—
TOTAL AUSTRALIA			—

HONG KONG — (0.0%)
*	Enviro Energy International Holdings, Ltd. Warrants 11/17/16	1,171,800	—
*	International Standard Resources Holdings, Ltd. Warrants 11/27/15	1,373,500	17,185
*	Ming Fung Jewellery GP, Ltd. Rights 04/14/15	4,263,000	16,496
TOTAL HONG KONG			33,681

SINGAPORE — (0.0%)
*	Interra Resources, Ltd. Warrants 12/08/15	39,600	303
TOTAL RIGHTS/WARRANTS			33,984

SECURITIES LENDING COLLATERAL — (20.2%)
§@	DFA Short Term Investment Fund	28,451,447	329,183,238

TOTAL INVESTMENTS — (100.0%) (Cost $1,733,488,556)^^			$1,627,265,655

Summary of the Series' investments as of March 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$13,576,851	$646,812,819	—	$660,389,670
China	—	5,568,060	—	5,568,060
Hong Kong	1,850,321	359,893,878	—	361,744,199
New Zealand	—	133,321,609	—	133,321,609
Singapore	11,650	137,013,245	—	137,024,895
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	33,681	—	33,681
Singapore	—	303	—	303
Securities Lending Collateral	—	329,183,238	—	329,183,238
TOTAL	$15,438,822	$1,611,826,833	—	$1,627,265,655

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2015
(Unaudited)

		Shares	Value††
COMMON STOCKS — (88.6%)
AUSTRIA — (2.1%)
#*	A-TEC Industries AG	21,828	$—
	Agrana Beteiligungs AG	16,785	1,410,265
#	Allgemeine Baugesellschaft Porr AG	16,261	857,463
	AMAG Austria Metall AG	2,949	102,697
	Atrium European Real Estate, Ltd.	593,863	2,774,839
	Austria Technologie & Systemtechnik AG	153,793	2,411,238
	BUWOG AG	768	15,740
	CA Immobilien Anlagen AG	124,466	2,330,093
#	Conwert Immobilien Invest SE	305,933	3,833,401
	DO & CO AG	25,483	1,891,372
	EVN AG	196,074	2,202,809
	Flughafen Wien AG	8,308	724,639
*	IMMOFINANZ AG	15,360	45,238
	Josef Manner & Co. AG	870	44,036
*	Kapsch TrafficCom AG	26,835	686,184
#	Lenzing AG	50,146	3,377,358
#	Mayr Melnhof Karton AG	46,181	4,760,706
	Oberbank AG	36,728	2,013,846
	Oesterreichische Post AG	182,789	9,004,143
	Palfinger AG	66,638	1,761,881
	POLYTEC Holding AG	84,185	732,686
#	Raiffeisen Bank International AG	231,034	3,210,715
	RHI AG	124,996	3,664,290
	Rosenbauer International AG	18,332	1,560,811
	S IMMO AG	308,031	2,797,525
#	Schoeller-Bleckmann Oilfield Equipment AG	52,123	3,334,914
	Semperit AG Holding	60,062	2,816,970
	Strabag SE	99,312	2,220,875
	UBM Realitaetenentwicklung AG	314	13,841
	UNIQA Insurance Group AG	490,812	4,441,387
	Wienerberger AG	552,075	8,809,598
*	Wolford AG	11,252	270,474
	Zumtobel Group AG	163,111	4,040,640
TOTAL AUSTRIA			78,162,674

BELGIUM — (3.1%)
*	Ablynx NV	295,235	2,868,549
	Ackermans & van Haaren NV	133,634	15,676,502
*	AGFA-Gevaert NV	965,465	2,224,526
#	Atenor Group	5,979	300,959
	Banque Nationale de Belgique	986	3,655,770
#	Barco NV	65,535	3,891,977
*	BHF Kleinwort Benson Group	315,793	1,592,743
	Cie d'Entreprises CFE	44,998	4,878,515
	Cie Immobiliere de Belgique SA	14,159	753,119
	Cie Maritime Belge SA	63,930	945,183
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	297,659
	D'ieteren SA	124,827	4,367,565
	Deceuninck NV	358,205	752,198
#	Econocom Group SA	343,333	2,720,226

	Elia System Operator SA	156,123	$6,575,238
#*	Euronav NV	456,895	5,398,659
	EVS Broadcast Equipment SA	66,327	2,463,330
	Exmar NV	174,456	1,785,989
#	Fagron	124,526	4,848,844
	Gimv NV	14,240	641,274
*	Hamon & CIE SA	4,508	53,604
*	Ion Beam Applications	111,983	2,876,415
	Jensen-Group NV	13,482	296,799
	Kinepolis Group NV	94,699	3,650,568
#	Lotus Bakeries	1,441	1,888,799
#*	MDxHealth	180,487	1,006,957
	Melexis NV	112,598	6,718,878
*	Mobistar SA	153,764	3,341,824
#	NV Bekaert SA	183,930	4,955,011
#*	Nyrstar NV	1,676,310	6,576,120
*	Option NV	131,335	42,163
*	Picanol	28,800	1,260,204
*	RealDolmen	8,137	155,909
*	RealDolmen NV	120	5
#	Recticel SA	110,999	635,104
*	Rentabiliweb Group	18,045	131,354
#	Resilux	5,006	885,575
*	Roularta Media Group NV	10,263	170,903
	Sioen Industries NV	50,430	790,156
	Sipef SA	29,613	1,689,013
#	TER Beke SA	2,260	179,705
*	Tessenderlo Chemie NV	190,301	5,432,784
#*	ThromboGenics NV	159,152	871,006
	Van de Velde NV	36,017	1,997,117
*	Viohalco SA	583,796	1,857,631
TOTAL BELGIUM			114,102,429

DENMARK — (4.3%)
	ALK-Abello A.S.	30,494	3,269,925
*	Alm Brand A.S.	468,716	3,050,578
#	Ambu A.S. Class B	116,962	2,698,369
	Arkil Holding A.S. Class B	504	76,180
*	Auriga Industries A.S. Class B	93,653	4,207,888
#*	Bang & Olufsen A.S.	167,328	1,538,326
	BankNordik P/F	1,753	30,630
*	Bavarian Nordic A.S.	139,707	7,136,826
	Brodrene Hartmann A.S.	13,519	479,983
#	D/S Norden A.S.	125,261	2,668,105
#	Dfds A.S.	29,035	3,083,413
	Djurslands Bank A.S.	8,970	286,808
#	East Asiatic Co., Ltd. A.S.	67,465	752,687
	FE Bording A.S.	426	54,144
#	FLSmidth & Co. A.S.	260,041	11,684,823
	Fluegger A.S. Class B	4,198	232,637
*	Genmab A.S.	217,338	16,311,435
#	GN Store Nord A.S.	826,732	18,458,435

*	GPV Industri A.S. Series B	2,200	$—
*	Greentech Energy Systems A.S.	12,775	14,973
	Gronlandsbanken A.S.	1,125	102,723
*	H Lundbeck A.S.	128,703	2,711,152
*	H+H International A.S. Class B	40,093	323,027
	Harboes Bryggeri A.S. Class B	13,115	197,308
	IC Group A.S.	38,440	891,407
	Jeudan A.S.	4,782	462,843
*	Jyske Bank A.S.	152,697	6,419,400
	Lan & Spar Bank	4,981	307,878
#	NKT Holding A.S.	117,758	7,537,311
	Nordjyske Bank A.S.	24,950	360,251
*	Parken Sport & Entertainment A.S.	33,556	286,949
	PER Aarsleff A.S. Class B	10,732	2,973,889
	Ringkjoebing Landbobank A.S.	21,814	4,174,709
#	Roblon A.S. Class B	2,700	129,165
	Rockwool International A.S. Class B	29,610	3,452,136
*	Royal UNIBREW A.S.	45,572	7,638,105
	RTX A.S.	29,629	390,704
	Schouw & Co.	71,589	3,431,746
	SimCorp A.S.	209,269	6,857,676
#	Solar A.S. Class B	26,813	1,223,301
	Spar Nord Bank A.S.	341,046	3,278,266
	Sydbank A.S.	347,132	10,866,117
	Tivoli A.S.	937	472,249
*	TK Development A.S.	521,873	748,297
*	Topdanmark A.S.	491,266	14,699,209
*	Topsil Semiconductor Matls	886,257	58,342
#	United International Enterprises	10,218	1,617,087
	Vestas Wind Systems A.S.	19,336	797,241
#*	Vestjysk Bank A.S.	53,413	75,126
#*	Zealand Pharma A.S.	56,474	842,686
TOTAL DENMARK			159,362,465

FINLAND — (6.5%)
	Afarak Group Oyj	102,089	47,480
#	Ahlstrom Oyj	46,794	393,656
	Aktia Bank Oyj	49,695	585,651
	Alandsbanken Abp Class B	21,354	324,951
	Alma Media Oyj	268,739	828,220
#	Amer Sports Oyj	641,324	13,776,575
#	Apetit Oyj	18,766	284,237
#	Aspo Oyj	86,753	741,529
	Atria Oyj	36,051	385,510
	BasWare Oyj	43,009	1,845,826
*	Biotie Therapies Oyj	1,328,788	259,821
#	Cargotec Oyj	182,900	6,324,218
	Caverion Corp.	519,111	5,262,294
	Citycon Oyj	1,427,028	4,631,363
	Comptel Oyj	326,527	342,083
#	Cramo Oyj	179,513	3,205,131
	Digia Oyj	48,912	223,029

	Elektrobit Oyj	355,564	$1,491,092
#	Elisa Oyj	734,075	18,435,233
	F-Secure Oyj	524,454	1,517,090
*	Finnair Oyj	413,220	1,423,080
*	Finnlines Oyj	120,809	2,075,750
#	Fiskars Oyj Abp	190,312	3,637,193
*	GeoSentric Oyj	244,900	—
	Glaston Oyj Abp	25,633	16,020
	HKScan Oyj Class A	142,670	891,693
	Huhtamaki Oyj	457,047	14,217,156
	Ilkka-Yhtyma Oyj	61,503	158,363
#	Kemira Oyj	552,281	6,839,910
	Kesko Oyj Class A	667	26,310
	Kesko Oyj Class B	308,222	13,158,276
#	Konecranes Oyj	251,588	7,927,792
#	Lassila & Tikanoja Oyj	169,798	3,156,167
*	Lemminkainen Oyj	30,098	348,223
#	Metsa Board Oyj	1,498,878	9,192,048
#	Metso Oyj	435,774	12,731,896
#	Munksjo Oyj	24,345	309,219
#	Neste Oil Oyj	589,760	15,475,266
#	Nokian Renkaat Oyj	613,904	18,295,445
	Okmetic Oyj	66,625	471,984
#	Olvi Oyj Class A	68,347	1,755,137
*	Oriola-KD Oyj Class A	6,054	24,887
*	Oriola-KD Oyj Class B	628,439	2,560,087
#	Orion Oyj Class A	126,645	3,546,926
#	Orion Oyj Class B	409,240	11,535,515
#*	Outokumpu Oyj	1,055,895	8,391,639
#	Outotec Oyj	674,728	4,129,949
#	PKC Group Oyj	106,117	2,355,250
	Ponsse Oy	43,772	687,060
#*	Poyry Oyj	188,253	595,485
#	Raisio Oyj Class V	544,221	2,358,651
#	Ramirent Oyj	325,609	2,307,345
#	Rapala VMC Oyj	109,543	601,296
	Revenio Group Oyj	22,027	500,359
	Saga Furs Oyj	10,953	308,643
#	Sanoma Oyj	368,215	2,030,536
	SRV Group Oyj	9,181	33,562
*	Stockmann Oyj Abp(5462371)	42,474	329,138
#*	Stockmann Oyj Abp(5462393)	134,490	1,063,234
#	Technopolis Oyj	547,007	2,458,052
#	Teleste Oyj	51,802	385,776
#	Tieto Oyj	295,694	6,948,451
#	Tikkurila Oyj	188,980	3,603,696
#	Uponor Oyj	281,138	4,750,133
#	Vaisala Oyj Class A	43,075	1,213,666
	Viking Line Abp	10,366	205,911
#	YIT Oyj	484,437	2,655,304
TOTAL FINLAND			238,592,468

FRANCE — (10.6%)
	ABC Arbitrage	24,398	$133,068
	Actia Group	36,061	258,256
#*	Air France-KLM	1,111,495	9,773,075
	Akka Technologies SA	42,275	1,364,736
	Albioma SA	99,556	1,901,176
	Altamir	78,941	983,899
	Alten SA	128,429	5,891,843
	Altran Technologies SA	758,536	7,589,680
	April SA	74,473	1,006,052
#*	Archos	111,720	246,556
	Arkema SA	91,930	7,280,473
	Assystem	63,007	1,335,308
#	Aubay	17,313	224,433
	Audika Groupe	22,298	413,491
	Aurea SA	2,850	15,169
	Axway Software SA	28,746	556,584
	Bastide le Confort Medical	8,164	166,821
#	Beneteau SA	194,488	2,741,253
	BioMerieux	69,221	6,707,529
	Boiron SA	35,246	3,781,184
	Bollore SA	1,154,993	6,154,057
	Bonduelle S.C.A.	75,204	1,940,814
#	Bongrain SA	33,142	2,065,336
	Burelle SA	3,739	2,565,117
#	Catering International Services	10,384	227,825
*	Cegedim SA	21,041	713,069
	Cegid Group	25,783	999,128
#*	CGG SA	440,488	2,499,287
*	Chargeurs SA	91,724	637,330
	Cie des Alpes	38,265	698,076
	Derichebourg SA	530,525	1,625,743
#	Devoteam SA	26,531	618,665
	Eiffage SA	101,764	6,056,530
	Electricite de Strasbourg SA	21,168	2,624,244
#*	Eramet	15,220	1,391,275
#*	Esso SA Francaise	14,431	701,399
*	Etablissements Maurel et Prom	415,136	3,032,164
	Euler Hermes SA	47,938	5,098,015
*	Euro Disney SCA	688,060	915,408
#	Eurofins Scientific SE	45,774	12,319,980
	Exel Industries Class A	10,330	519,616
	Faiveley Transport SA	34,183	2,012,138
	Faurecia	275,868	12,029,529
	Fimalac	30,457	2,552,539
	Fleury Michon SA	5,962	333,089
*	GameLoft SE	305,202	1,575,478
	Gaumont SA	13,521	577,097
	GEA	2,433	199,547
#*	GECI International	59,392	—
	Gevelot SA	3,466	499,410
	GL Events	46,718	952,481
	Groupe Crit	23,459	1,228,949

	Groupe Eurotunnel SE	53,733	$770,318
	Groupe Flo	35,997	107,563
*	Groupe Fnac	23,896	1,488,227
#	Groupe Gorge	16,230	357,329
*	Groupe Open	26,685	344,537
	Guerbet	31,641	1,244,556
	Haulotte Group SA	69,702	1,153,761
#*	Hi-Media SA	270,385	639,609
	Ingenico	110,205	12,087,379
#	Interparfums SA	44,048	1,447,094
	Ipsen SA	166,088	7,858,850
	IPSOS	154,507	4,323,700
	Jacquet Metal Service	64,275	1,344,391
	Korian-Medica	186,889	6,328,700
	Lagardere SCA	610,002	18,333,861
	Lanson-BCC	8,795	321,577
	Laurent-Perrier	12,372	1,070,743
#*	Le Noble Age	16,087	355,966
	Lectra	114,150	1,613,106
	Linedata Services	2,105	55,342
	LISI	90,897	2,472,507
	Maisons France Confort SA	15,298	537,669
*	Manitou BF SA	48,399	806,127
	Manutan International	14,076	688,174
	Mersen	70,493	1,839,624
#*	METabolic EXplorer SA	125,599	546,873
	Metropole Television SA	282,232	5,660,010
	MGI Coutier	48,225	662,867
	Montupet	36,225	2,587,422
	Mr Bricolage	30,731	440,489
#	Naturex	29,622	1,615,368
	Neopost SA	173,646	9,545,524
#*	Nexans SA	166,339	5,624,727
	Nexity SA	142,873	5,974,862
	NextRadioTV	21,356	655,442
	Norbert Dentressangle SA	20,301	3,435,641
#*	NRJ Group	70,145	552,839
	Oeneo SA	38,217	219,888
#*	Onxeo	48,958	282,253
#*	Orco Property Group SA	167,788	68,777
	Orpea	195,864	12,337,170
	Paris Orleans SA	4,421	93,736
*	Parrot SA	46,115	1,023,025
*	Pierre & Vacances SA	25,491	763,275
	Plastic Omnium SA	314,250	8,281,871
	PSB Industries SA	8,161	411,901
	Rallye SA	106,390	4,003,251
#*	Recylex SA	83,164	185,065
	Robertet SA	3,063	595,316
#	Rubis SCA	181,836	11,544,243
	Saft Groupe SA	148,169	5,415,083
	Samse SA	8,068	910,138

	Sartorius Stedim Biotech	16,417	$3,489,359
	SEB SA	112,116	8,086,195
	Seche Environnement SA	10,852	355,616
*	Securidev SA	2,500	99,761
*	Sequana SA	112,413	371,554
	Societe d'Edition de Canal +	280,552	1,880,007
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,201,982
	Societe Internationale de Plantations d'Heveas SA	7,523	271,684
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	126,200
	Societe pour l'Informatique Industrielle	39,566	317,269
	Societe Television Francaise 1	600,633	10,605,090
#*	SOITEC	1,147,080	1,091,356
*	Solocal Group	5,109,939	3,387,886
#	Somfy SA	21,025	5,119,062
	Sopra Steria Group	69,780	5,197,090
*	Spir Communication SA	4,687	69,428
	Stallergenes SA	12,038	659,395
#*	Ste Industrielle d'Aviation Latecoere SA	59,653	650,100
	Stef SA	28,166	1,704,156
#*	Store Electronic	12,202	159,769
	Sword Group	29,560	700,477
	Synergie SA	70,320	1,567,207
*	Technicolor SA	1,418,262	9,152,291
	Teleperformance	300,192	20,572,674
	Tessi SA	6,807	658,578
	TFF Group	4,849	461,416
*	Theolia SA	614,855	454,629
	Thermador Groupe	11,694	1,024,252
	Total Gabon	1,515	468,363
	Touax SA	4,773	79,063
	Trigano SA	44,995	1,526,519
*	UBISOFT Entertainment	500,952	9,249,909
	Union Financiere de France BQE SA	16,132	439,494
	Vallourec SA	149,493	3,648,750
#*	Valneva SE	218,939	910,088
	Vetoquinol SA	16,250	630,216
	Vicat	63,609	4,655,925
	VIEL & Cie SA	152,944	464,203
#	Vilmorin & Cie SA	26,220	2,127,825
	Virbac SA	21,202	5,007,544
	VM Materiaux SA	6,914	188,340
	Vranken-Pommery Monopole SA	18,262	539,767
TOTAL FRANCE			389,132,176

GERMANY — (13.5%)
*	AAP Implantate AG	1,361	3,928
	Aareal Bank AG	409,233	17,247,981
	Adler Modemaerkte AG	41,855	539,397
*	ADVA Optical Networking SE	185,950	874,972
#*	Air Berlin P.L.C.	167,708	219,889
#*	Aixtron SE	396,410	2,984,362
*	Aligna AG	318,087	—

	All for One Steeb AG	519	$24,501
#	Allgeier SE	25,710	461,459
	Amadeus Fire AG	25,142	1,986,173
*	Analytik Jena AG	5,992	90,069
*	AS Creation Tapeten	7,109	211,406
	Aurubis AG	173,775	9,814,517
*	Balda AG	123,448	376,467
	Basler AG	2,234	121,580
*	Bauer AG	52,114	1,002,179
	BayWa AG(5838057)	69,874	2,733,629
	BayWa AG(5838068)	124	5,192
	Bechtle AG	77,626	5,531,889
	Bertrandt AG	23,558	3,427,001
	Bijou Brigitte AG	18,748	1,147,860
	Bilfinger SE	211,817	12,243,130
	Biotest AG	20,102	2,115,755
*	BKN International AG	33,408	—
#	Borussia Dortmund GmbH & Co. KGaA	397,467	1,509,997
#	CANCOM SE	74,570	2,991,663
#	Carl Zeiss Meditec AG	151,866	3,976,890
	Celesio AG	115,909	3,422,755
	CENIT AG	41,439	706,764
	CENTROTEC Sustainable AG	41,865	663,087
	Cewe Stiftung & Co. KGAA	30,523	1,937,059
	Comdirect Bank AG	173,523	1,737,890
	CompuGroup Medical AG	102,499	2,964,378
*	Constantin Medien AG	340,089	577,473
	CropEnergies AG	107,882	323,864
	CTS Eventim AG & Co. KGaA	211,847	6,660,035
	Data Modul AG	11,455	348,181
	DEAG Deutsche Entertainment AG	10,617	76,422
#	Delticom AG	25,140	518,233
	Deutsche Annington Immobilien SE	100,547	3,388,200
#	Deutsche Beteiligungs AG	28,192	916,515
	Deutsche Wohnen AG	819,601	20,962,722
	Deutz AG	425,599	1,789,254
*	Dialog Semiconductor P.L.C.	338,103	15,208,365
	DIC Asset AG	13,115	130,976
	DMG Mori Seiki AG	308,295	10,139,800
#	Dr Hoenle AG	24,335	568,852
	Draegerwerk AG & Co. KGaA	7,725	687,278
	Drillisch AG	220,824	8,613,848
	Duerr AG	126,478	13,889,734
	Eckert & Ziegler AG	17,297	379,795
	Elmos Semiconductor AG	53,117	1,030,123
	ElringKlinger AG	157,981	4,736,350
	Erlus AG	2,970	162,451
#*	Euromicron AG	32,612	360,504
#*	Evotec AG	1,103,203	4,427,236
	Fielmann AG	43,021	2,874,926
*	First Sensor AG	19,888	230,159
	Francotyp-Postalia Holding AG Class A	53,729	251,488

	Freenet AG	638,935	$19,200,901
	Fuchs Petrolub SE	151,451	5,434,148
	Gerresheimer AG	159,109	8,757,204
	Gerry Weber International AG	130,224	4,493,491
	Gesco AG	14,489	1,190,982
	GFK SE	73,118	2,699,380
#	GFT Technologies AG	84,355	1,658,378
	Grammer AG	65,258	2,406,052
	Grenkeleasing AG	31,630	3,648,869
*	H&R AG	49,117	313,555
	Hamburger Hafen und Logistik AG	120,155	2,521,491
#*	Heidelberger Druckmaschinen AG	1,385,127	3,697,208
	Highlight Communications AG	94,846	415,248
	Homag Group AG	27,126	1,045,654
	Hornbach Baumarkt AG	5,784	216,608
	Indus Holding AG	116,106	5,773,954
#	Init Innovation In Traffic Systems AG	20,102	490,990
*	Intershop Communications AG	62,598	65,611
	Isra Vision AG	16,451	1,127,091
	Jenoptik AG	230,137	3,098,496
*	Joyou AG	19,317	307,286
*	Kampa AG	7,101	115
	KION Group AG	81,868	3,347,103
*	Kloeckner & Co. SE	503,288	4,793,648
*	Koenig & Bauer AG	42,500	781,052
*	Kontron AG	257,780	1,649,606
	Krones AG	71,264	7,398,230
	KSB AG	3,466	1,733,488
#	KUKA AG	132,997	10,191,606
#	KWS Saat AG	15,949	4,652,037
	Lanxess AG	291,702	15,514,178
	LEG Immobilien AG	79,198	6,282,388
	Leifheit AG	12,090	678,108
	Leoni AG	165,624	10,462,109
#	LPKF Laser & Electronics AG	112,621	1,253,776
#*	Manz AG	14,979	1,280,228
*	MasterFlex SE	19,347	147,673
*	Mediclin AG	115,633	441,101
#*	Medigene AG	49,009	647,068
	MLP AG	215,215	895,378
#	Mobotix AG	13,963	187,664
	MTU Aero Engines AG	239,900	23,502,801
	Muehlbauer Holding AG	14,905	289,357
	MVV Energie AG	85,596	2,197,637
	Nemetschek AG	25,133	3,250,578
	Nexus AG	47,666	814,386
*	Nordex SE	291,682	5,887,841
	Norma Group SE	165,564	8,312,467
#	OHB S.E.	34,489	783,732
	Osram Licht AG	173,532	8,590,347
*	Patrizia Immobilien AG	183,942	3,293,335
	Pfeiffer Vacuum Technology AG	52,813	4,485,955

#	PNE Wind AG	367,537	$898,560
	Progress-Werk Oberkirch AG	7,571	374,975
#*	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	27,232	350,443
#	Puma SE	8,815	1,634,250
*	PVA TePla AG	46,019	80,425
*	QIAGEN NV	135,791	3,407,593
#	QSC AG	468,310	979,416
#	R Stahl AG	14,952	706,179
	Rational AG	13,295	4,444,018
	Rheinmetall AG	203,896	9,807,227
	Rhoen Klinikum AG	253,548	6,294,916
#	RIB Software AG	77,072	1,079,115
	SAF-Holland SA	238,921	3,825,184
	Salzgitter AG	186,190	5,398,392
#	Schaltbau Holding AG	24,963	1,266,223
	Schloss Wachenheim AG	7,479	103,326
*	SER Systems AG	9,400	—
#*	SGL Carbon SE	283,980	4,611,623
	SHW AG	30,624	1,461,673
#*	Singulus Technologies AG	233,412	349,848
	Sixt SE	78,535	3,489,502
#*	SKW Stahl-Metallurgie Holding AG	28,224	166,264
#*	SMA Solar Technology AG	52,421	669,537
#	SMT Scharf AG	18,103	299,972
	Softing AG	21,576	294,929
	Software AG	308,168	8,004,489
#*	Solarworld AG	774	11,346
	Stada Arzneimittel AG	288,455	9,598,192
	STRATEC Biomedical AG	26,333	1,289,419
	Stroeer Media SE	114,247	3,900,544
#	Suedzucker AG	356,063	4,347,699
#	Surteco SE	3,550	104,815
*	Suss Microtec AG	105,674	645,647
	Symrise AG	73,748	4,650,079
	Syzygy AG	35,142	295,829
#	TAG Immobilien AG	440,859	6,079,918
	Takkt AG	149,861	2,742,034
	Technotrans AG	32,047	437,165
*	Tom Tailor Holding AG	105,452	1,327,484
#	Tomorrow Focus AG	114,390	615,202
	UMS United Medical Systems International AG	2,245	24,724
	USU Software AG	3,377	60,580
*	VERBIO Vereinigte BioEnergie AG	796	1,659
#	Vossloh AG	50,018	3,057,930
	VTG AG	75,882	1,863,275
	Wacker Neuson SE	114,234	2,851,511
	Washtec AG	6,933	140,089
	Wincor Nixdorf AG	158,021	7,405,373
	XING AG	11,824	2,036,167
#	Zeal Network SE	29,564	1,589,155
TOTAL GERMANY			499,708,107

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	$—
*	Alysida SA	2,376	—
*	Atlantic Supermarkets SA	34,730	—
*	Babis Vovos International Construction SA	21,073	—
*	Balafas SA	15,200	—
*	Elektroniki Athinon SA	7,497	725
*	Etma Rayon SA	11,242	—
*	Informatics SA	3,778	—
*	Ipirotiki Software & Publications SA	22,110	—
*	Lan-Net SA	12,688	—
*	Neorion Holdings SA	14,991	—
*	Promota Hellas SA	8,860	—
*	T Bank SA	228,007	—
*	Themeliodomi SA	37,422	—
TOTAL GREECE			725

IRELAND — (2.1%)
	Aer Lingus Group P.L.C.	752,359	1,883,762
	C&C Group P.L.C.(B011Y09)	1,077,904	4,412,469
	C&C Group P.L.C.(B010DT8)	399,607	1,626,993
	Dragon Oil P.L.C.	922,249	7,938,573
	FBD Holdings P.L.C.	125,728	1,363,234
	Fyffes P.L.C.	560,981	713,965
	Glanbia P.L.C.(0066950)	700,613	12,947,943
	Glanbia P.L.C.(4058629)	83,878	1,554,420
	IFG Group P.L.C.	302,015	613,425
*	Independent News & Media P.L.C.	1,402,250	285,234
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,056,551
	Irish Continental Group P.L.C.(BLP5857)	361,886	1,611,906
*	Kenmare Resources P.L.C.	4,546,361	244,150
	Kingspan Group P.L.C.	580,389	10,997,996
	Paddy Power P.L.C.(0258810)	175,221	14,969,742
	Paddy Power P.L.C.(4828974)	12,291	1,054,052
	Smurfit Kappa Group P.L.C.	546,377	15,353,111
TOTAL IRELAND			78,627,526

ISRAEL — (2.1%)
#*	Africa Israel Investments, Ltd.	603,896	531,280
	Africa Israel Properties, Ltd.	67,817	943,459
	Africa Israel Residences, Ltd.	594	9,455
*	Airport City, Ltd.	155,217	1,625,205
#*	AL-ROV Israel, Ltd.	18,111	542,651
	Albaad Massuot Yitzhak, Ltd.	370	5,880
#*	Allot Communications, Ltd.	103,066	898,430
#*	Alon Blue Square Israel, Ltd.	76,012	215,363
#*	Alrov Properties and Lodgings, Ltd.	12,098	248,595
	Amot Investments, Ltd.	387,692	1,279,934
	Arad, Ltd.	1,053	8,211
#*	AudioCodes, Ltd.	163,675	753,804
#	Avgol Industries 1953, Ltd.	407,132	373,017
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	279,240
	Bayside Land Corp.	2,902	893,208

	Big Shopping Centers, Ltd.	9,959	$493,913
*	BioLine RX, Ltd.	596,298	124,858
	Blue Square Real Estate, Ltd.	11,783	459,820
*	Brack Capital Properties NV	1,447	86,124
#*	Brainsway, Ltd.	39,554	342,598
*	Cellcom Israel, Ltd.	240,677	1,160,857
#*	Ceragon Networks, Ltd.	95,438	103,661
#*	Clal Biotechnology Industries, Ltd.	174,162	232,108
*	Clal Insurance Enterprises Holdings, Ltd.	88,422	1,335,120
	Cohen Development & Industrial Buildings, Ltd.	2,564	54,335
*	Compugen, Ltd.	183,598	1,323,070
	Delek Automotive Systems, Ltd.	146,381	1,720,795
	Delta-Galil Industries, Ltd.	45,852	1,359,226
	Direct Insurance Financial Investments, Ltd.	60,191	343,425
*	El Al Israel Airlines	77,144	17,363
	Elbit Systems, Ltd.	60,012	4,317,242
	Electra, Ltd.	8,000	936,485
#	Elron Electronic Industries, Ltd.	62,094	303,685
*	Equital, Ltd.	7,312	103,279
#*	Evogene, Ltd.	70,559	620,046
*	EZchip Semiconductor, Ltd.	135,475	2,592,074
	First International Bank Of Israel, Ltd.	94,900	1,304,633
	FMS Enterprises Migun, Ltd.	10,227	168,194
	Formula Systems 1985, Ltd.	37,517	983,866
	Fox Wizel, Ltd.	17,221	398,110
#	Frutarom Industries, Ltd.	169,139	6,322,981
#*	Gilat Satellite Networks, Ltd.	25,967	157,669
	Golf & Co., Ltd.	74,605	198,013
#*	Hadera Paper, Ltd.	10,176	180,616
	Harel Insurance Investments & Financial Services, Ltd.	462,997	2,152,525
#	Industrial Buildings Corp., Ltd.	356,888	391,949
*	Israel Discount Bank, Ltd. Class A	2,298,828	3,881,269
	Israel Land Development Co., Ltd. (The)	22,310	101,405
#	Ituran Location and Control, Ltd.	84,608	1,861,807
*	Jerusalem Oil Exploration	41,987	1,397,941
#*	Kamada, Ltd.	119,151	526,252
*	Kerur Holdings, Ltd.	2,133	34,447
	Maabarot Products, Ltd.	21,999	258,353
	Magic Software Enterprises, Ltd.	89,192	574,041
	Matrix IT, Ltd.	176,473	884,979
	Maytronics, Ltd.	6,672	15,863
#*	Mazor Robotics, Ltd.	180,104	1,011,481
	Meitav DS Investments, Ltd.	38,130	104,412
	Melisron, Ltd.	51,096	1,940,923
	Menorah Mivtachim Holdings, Ltd.	116,610	1,067,860
#	Migdal Insurance & Financial Holding, Ltd.	1,197,527	1,481,559
#*	Mivtach Shamir Holdings, Ltd.	22,547	553,428
*	Naphtha Israel Petroleum Corp., Ltd.	158,384	819,612
	Neto ME Holdings, Ltd.	5,411	317,632
*	Nitsba Holdings 1995, Ltd.	129,651	2,079,094
*	Nova Measuring Instruments, Ltd.	111,079	1,280,450
*	Oil Refineries, Ltd.	5,094,778	1,789,464

	Osem Investments, Ltd.	49,101	$981,893
*	Partner Communications Co., Ltd.	379,431	1,051,663
	Paz Oil Co., Ltd.	19,659	2,872,352
*	Perion Network, Ltd.	16,455	54,099
	Phoenix Holdings, Ltd. (The)	270,273	789,128
*	Plasson Industries, Ltd.	13,484	454,650
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	32,629	1,308,575
*	Sapiens International Corp. NV	80,760	660,522
	Shikun & Binui, Ltd.	928,938	2,059,787
#	Shufersal, Ltd.	369,124	826,145
*	Space Communication, Ltd.	17,611	230,723
*	Strauss Group, Ltd.	102,586	1,605,148
*	Summit Real Estate Holdings, Ltd.	19,723	81,782
*	Tower Semiconductor, Ltd.	178,531	3,039,038
*	Union Bank of Israel	126,346	412,968
TOTAL ISRAEL			77,307,117

ITALY — (9.6%)
*	A.S. Roma SpA	87,217	48,714
	A2A SpA	5,771,689	5,993,082
	ACEA SpA	271,523	3,483,823
#*	Aeffe SpA	167,738	415,035
	Alerion Cleanpower SpA	119,152	378,743
	Amplifon SpA	440,675	2,993,772
	Ansaldo STS SpA	567,271	5,747,633
#*	Arnoldo Mondadori Editore SpA	694,646	835,924
	Ascopiave SpA	351,354	893,026
#	Astaldi SpA	250,433	2,117,384
	Atlantia SpA	—	12
*	Autogrill SpA	538,862	5,219,777
	Azimut Holding SpA	509,670	14,527,723
#*	Banca Carige SpA	14,427,172	1,105,800
	Banca Finnat Euramerica SpA	616,149	362,668
	Banca Generali SpA	242,909	7,616,545
	Banca IFIS SpA	98,990	2,065,630
#*	Banca Monte dei Paschi di Siena SpA	3,615,339	2,399,459
*	Banca Popolare dell'Emilia Romagna SC	2,429,723	21,131,546
#*	Banca Popolare dell'Etruria e del Lazio SC	1,058,027	663,246
*	Banca Popolare di Milano Scarl	21,133,583	21,324,645
	Banca Popolare di Sondrio SCARL	1,940,449	8,808,807
	Banca Profilo SpA	1,063,385	431,642
#	Banco di Desio e della Brianza SpA	224,677	737,678
*	Banco Popolare SC	123,709	1,925,791
*	BasicNet SpA	163,532	489,680
*	Beghelli SpA	403,187	204,404
	Biesse SpA	52,233	896,153
	Brembo SpA	156,827	6,408,510
*	Brioschi Sviluppo Immobiliare SpA	174,780	20,301
#	Brunello Cucinelli SpA	97,526	1,716,681
#	Buzzi Unicem SpA	359,769	5,387,063
	Cairo Communication SpA	130,659	775,194
*	Caltagirone Editore SpA	6,277	6,695

#*	Carraro SpA	113,633	$282,416
	Cembre SpA	39,007	591,954
	Cementir Holding SpA	325,211	2,434,962
*	CIR-Compagnie Industriali Riunite SpA	1,777,564	2,069,139
	Credito Emiliano SpA	397,014	3,448,636
*	Credito Valtellinese SC	5,451,393	7,311,370
#	d'Amico International Shipping SA	700,368	411,116
	Danieli & C Officine Meccaniche SpA	60,719	1,510,148
	Datalogic SpA	101,262	1,162,226
	Davide Campari-Milano SpA	1,385,660	9,666,904
	De' Longhi	266,518	5,768,753
*	DeA Capital SpA	233,245	463,814
*	Delclima	230,295	595,484
	DiaSorin SpA	103,830	4,560,784
*	Ei Towers SpA	82,175	4,379,689
	El.En. SpA	11,798	521,360
	Elica SpA	4,665	11,395
	Engineering SpA	23,445	1,429,585
	ERG SpA	254,752	3,328,202
	Esprinet SpA	145,490	1,309,430
*	Eurotech SpA	148,337	307,596
	Falck Renewables SpA	501,521	647,429
#*	Fiera Milano SpA	45,316	312,846
*	Finmeccanica SpA	1,780,003	21,143,101
	FNM SpA	649,404	467,534
	Gas Plus SpA	14,596	64,391
#*	Geox SpA	377,829	1,460,997
*	Gruppo Editoriale L'Espresso SpA	648,259	866,436
	Gruppo MutuiOnline SpA	67,393	581,726
	GTECH SpA	296,888	5,881,186
	Hera SpA	2,897,771	6,801,107
*	IMMSI SpA	719,146	500,072
	Industria Macchine Automatiche SpA	56,703	2,667,848
*	Intek Group SpA	1,599,937	621,682
	Interpump Group SpA	345,836	5,625,756
	Iren SpA	2,398,010	3,282,329
	Italcementi SpA	908,296	7,237,800
	Italmobiliare SpA	45,336	1,481,821
#*	Juventus Football Club SpA	1,857,497	518,167
	La Doria SpA	32,472	488,936
*	Landi Renzo SpA	203,171	217,361
#*	Maire Tecnimont SpA	537,966	1,493,491
	MARR SpA	163,332	2,796,687
*	Mediaset SpA	2,550,189	11,607,734
	Nice SpA	56,819	196,676
#*	Piaggio & C SpA	820,678	2,500,856
#*	Prelios SpA	67,017	34,465
*	Prima Industrie SpA	15,358	312,048
	Prysmian SpA	991,595	20,436,664
#*	RCS MediaGroup SpA	1,025,850	1,249,464
	Recordati SpA	442,201	8,258,089
*	Reno de Medici SpA	600,713	253,129

	Reply SpA	21,983	$2,146,969
#*	Retelit SpA	513,158	344,614
*	Richard-Ginori 1735 SpA	8,489	—
	Sabaf SpA	25,688	352,241
	SAES Getters SpA	30,068	276,082
#*	Safilo Group SpA	144,955	2,276,190
#*	Saipem SpA	259,378	2,638,388
*	Salini Impregilo SpA	937,261	4,036,161
	Salvatore Ferragamo SpA	193,748	6,199,146
*	Saras SpA	1,214,805	2,110,707
	SAVE SpA	73,359	1,010,299
	Servizi Italia SpA	34,833	200,245
#*	Snai SpA	117,457	196,489
	Societa Cattolica di Assicurazioni SCRL	592,931	5,158,416
	Societa Iniziative Autostradali e Servizi SpA	311,463	3,625,147
#*	Sogefi SpA	243,264	799,651
	SOL SpA	161,050	1,306,502
*	Sorin SpA	1,650,876	5,041,706
	Tamburi Investment Partners SpA	37,478	144,662
#*	Telecom Italia Media SpA	20,639	22,857
#*	Tiscali SpA	7,838,883	548,898
#	Tod's SpA	53,095	4,809,644
	Trevi Finanziaria Industriale SpA	351,628	1,089,441
#	TXT e-solutions SpA	25,766	283,621
*	Uni Land SpA	51,835	—
	Unipol Gruppo Finanziario SpA	938,354	4,981,762
	UnipolSai SpA	249,951	727,289
	Vianini Lavori SpA	169,434	1,083,851
	Vittoria Assicurazioni SpA	118,450	1,236,469
*	World Duty Free SpA	544,560	5,855,859
*	Yoox SpA	255,106	7,034,451
	Zignago Vetro SpA	142,878	871,129
TOTAL ITALY			355,114,463

NETHERLANDS — (4.9%)
	Aalberts Industries NV	490,703	15,443,626
	Accell Group	116,266	2,164,307
*	AFC Ajax NV	18,134	175,892
*	AMG Advanced Metallurgical Group NV	155,390	1,492,310
	Amsterdam Commodities NV	83,865	2,280,304
#*	APERAM SA	253,927	10,185,858
	Arcadis NV	308,292	9,900,756
	ASM International NV	258,135	11,901,318
*	Atag Group NV	4,630	—
#*	Ballast Nedam NV	16,152	47,092
	BE Semiconductor Industries NV	158,976	5,081,574
	Beter Bed Holding NV	89,550	1,962,440
	BinckBank NV	309,146	2,511,989
#	Brunel International NV	103,416	1,978,184
	Corbion NV	298,575	5,664,112
	Delta Lloyd NV	1,039,486	19,560,069
	DOCdata NV	21,726	514,591

#	Fugro NV	280,445	$7,524,789
*	Galapagos NV	135,272	3,203,891
*	Grontmij	351,560	1,411,509
#	Heijmans NV	105,501	1,419,270
	Hunter Douglas NV	8,530	350,891
	KAS Bank NV	69,503	917,842
	Kendrion NV	56,055	1,745,065
#	Koninklijke BAM Groep NV	1,331,533	5,931,637
	Koninklijke Ten Cate NV	147,935	3,339,550
#*	Macintosh Retail Group NV	53,398	153,208
*	Mota-Engil Africa NV	28,150	235,370
	Nederland Apparatenfabriek	27,865	1,006,152
*	Ordina NV	400,436	759,208
#*	PostNL NV	2,364,696	10,045,994
#*	Royal Imtech NV	213,179	1,222,895
*	SBM Offshore NV	936,863	11,644,453
	Sligro Food Group NV	124,215	4,929,560
#*	SNS Reaal NV	705,718	—
*	Telegraaf Media Groep NV	170,034	977,103
	TKH Group NV	188,166	6,669,347
	TNT Express NV	2,208,848	14,030,159
#*	TomTom NV	543,986	4,164,890
	USG People NV	382,022	5,282,902
	Van Lanschot NV	4,807	92,983
	Wessanen	430,886	2,859,724
TOTAL NETHERLANDS			180,782,814

NORWAY — (2.2%)
	ABG Sundal Collier Holding ASA	1,652,542	1,307,516
	AF Gruppen ASA	7,062	86,737
#	Akastor ASA	492,983	990,339
	Aker ASA Class A	34,220	749,182
#	American Shipping ASA	196,875	816,107
#*	Archer, Ltd.	1,340,112	395,428
	Arendals Fossekompani A.S.	90	21,983
	Atea ASA	330,693	3,723,543
	Austevoll Seafood ASA	425,892	2,270,735
	Bakkafrost P/F	165,514	3,578,969
#*	Bionor Pharma ASA	671,325	190,906
#*	Biotec Pharmacon ASA	139,685	294,332
	Bonheur ASA	65,866	486,236
	BW Offshore, Ltd.	1,620,464	1,118,945
	Deep Sea Supply P.L.C.	708,301	316,835
#*	Det Norske Oljeselskap ASA	465,731	2,560,909
*	DNO ASA	1,027,022	1,339,447
#*	DOF ASA	203,869	209,674
#*	Dolphin Group A.S.	921,376	199,250
	Ekornes ASA	111,584	1,357,617
#*	Electromagnetic GeoServices ASA	934,875	392,874
	Eltek ASA	1,292,456	1,884,136
#	Farstad Shipping ASA	63,512	268,049
#	Fred Olsen Energy ASA	124,661	891,541

#*	Frontline, Ltd.	393,090	$882,658
#	Ganger Rolf ASA	56,880	416,611
#	Golden Ocean Group, Ltd.	1,361,217	865,814
*	Grieg Seafood ASA	176,846	507,503
*	Havila Shipping ASA	4,579	5,663
#	Hexagon Composites ASA	315,350	978,183
#	Hoegh LNG Holdings, Ltd.	183,008	2,092,239
*	Kongsberg Automotive ASA	1,995,646	1,468,237
#	Kvaerner ASA	780,964	579,859
	Leroy Seafood Group ASA	82,700	2,407,024
#*	Nordic Semiconductor ASA	561,248	3,593,262
#*	Norske Skogindustrier ASA	709,859	402,015
	Northern Offshore, Ltd.	350,656	80,344
#*	Norwegian Air Shuttle ASA	143,679	4,279,124
*	Odfjell SE Class A	134,257	358,879
	Olav Thon Eiendomsselskap ASA	124,305	2,460,651
#	Opera Software ASA	514,924	4,128,204
#*	Panoro Energy ASA	1,223,751	168,182
#	Petroleum Geo-Services ASA	784,569	4,025,120
#*	PhotoCure ASA	52,582	199,463
	Prosafe SE	1,049,727	2,882,625
#*	Q-Free ASA	172,959	262,254
#*	REC Silicon ASA	9,253,539	2,683,422
*	REC Solar ASA	138,239	1,738,210
	Salmar ASA	132,386	1,901,581
*	Sevan Drilling A.S.	71,187	4,049
#	Sevan Marine ASA	124,800	287,589
#	Siem Offshore, Inc.	606,183	140,501
	Solstad Offshore ASA	62,524	372,217
*	Songa Offshore	1,562,025	279,080
#	SpareBank 1 SMN	131,684	971,908
	SpareBank 1 SR Bank ASA	128,902	898,235
	Stolt-Nielsen, Ltd.	96,528	1,482,655
*	Storebrand ASA	115,237	418,717
	Tomra Systems ASA	647,834	5,445,053
*	TTS Group ASA	55,462	34,375
	Veidekke ASA	383,880	4,506,264
#	Wilh Wilhelmsen ASA	211,671	1,258,911
	Wilh Wilhelmsen Holding ASA Class A	65,124	1,276,946
TOTAL NORWAY			82,194,917

PORTUGAL — (1.3%)
	Altri SGPS SA	577,518	2,468,115
#*	Banco BPI SA	2,207,693	3,376,715
#*	Banco Comercial Portugues SA	86,819,213	8,926,262
*	Banco Espirito Santo SA	4,777,921	—
	Corticeira Amorim SGPS SA	200,623	870,271
	EDP Renovaveis SA	324,494	2,230,332
	Ibersol SGPS SA	20,401	178,812
#*	Impresa SGPS SA	187,798	212,935
	Mota-Engil SGPS SA	386,187	1,426,055
	NOS SGPS	1,025,253	7,430,314

	Novabase SGPS SA	65,729	$167,471
	Portucel SA	901,743	4,030,609
#	Portugal Telecom SGPS SA	1,824,152	1,023,026
	REN - Redes Energeticas Nacionais SGPS SA	1,280,761	3,762,067
	Semapa-Sociedade de Investimento e Gestao	326,079	4,352,545
*	Sonae Capital SGPS SA	58,125	26,206
*	Sonae Industria SGPS SA	45,984,629	430,468
	Sonae SGPS SA	4,447,452	6,765,874
	Sumol + Compal SA	30,384	33,057
	Teixeira Duarte SA	710,639	581,312
TOTAL PORTUGAL			48,292,446

SPAIN — (5.8%)
#	Abengoa SA	204,834	798,986
#	Abengoa SA Class B	1,791,497	6,492,097
*	Acciona SA	118,019	9,089,432
	Acerinox SA	545,877	9,181,835
	Adveo Group International SA	54,776	818,106
*	Almirall SA	282,999	5,201,801
#	Atresmedia Corp de Medios de Comunicacion SA	308,521	4,667,110
*	Azkoyen SA	64,022	212,777
	Bankinter SA	493,186	3,760,222
*	Baron de Ley	13,454	1,332,220
	Bolsas y Mercados Espanoles SHMSF SA	400,008	17,813,631
#*	Caja de Ahorros del Mediterraneo	116,412	—
#*	Cementos Portland Valderrivas SA	68,410	545,470
#	Cie Automotive SA	207,117	3,080,179
	Clinica Baviera SA	3,698	32,411
#	Construcciones y Auxiliar de Ferrocarriles SA	8,056	2,678,475
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	179,079
	Distribuidora Internacional de Alimentacion SA	551,801	4,306,234
	Duro Felguera SA	401,182	1,581,267
	Ebro Foods SA	366,311	6,831,290
#	Elecnor SA	191,752	1,872,333
	Ence Energia y Celulosa SA	959,712	3,524,999
*	Ercros SA	483,625	253,119
	Faes Farma SA	1,279,251	3,246,713
*	Fluidra SA	155,559	541,008
#*	Fomento de Construcciones y Contratas SA	597,752	7,279,498
*	Gamesa Corp. Tecnologica SA	1,193,955	15,036,110
	Grupo Catalana Occidente SA	197,696	5,919,076
#*	Grupo Ezentis SA	807,544	722,494
#	Iberpapel Gestion SA	35,756	584,389
#	Indra Sistemas SA	487,357	5,712,363
*	Inmobiliaria Colonial SA	1,474,866	995,939
	Inmobiliaria del Sur SA	2,902	28,899
*	Jazztel P.L.C.	1,097,205	14,952,422
	Laboratorios Farmaceuticos Rovi SA	68,607	1,199,390
*	Mediaset Espana Comunicacion SA	830,488	10,396,661
#	Melia Hotels International SA	231,231	2,850,315
	Miquel y Costas & Miquel SA	36,394	1,287,351
*	NH Hotel Group SA	905,951	4,946,877

#	Obrascon Huarte Lain SA	187,597	$3,992,410
	Papeles y Cartones de Europa SA	233,981	1,268,586
*	Pescanova SA	68,547	—
	Prim SA	39,424	331,870
#*	Promotora de Informaciones SA Class A	7,883,670	2,526,758
	Prosegur Cia de Seguridad SA	1,266,566	7,212,908
#*	Quabit Inmobiliaria SA	3,159,632	449,598
#*	Realia Business SA	503,895	416,795
*	Sacyr SA	1,533,954	6,436,842
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	2,983
#*	Solaria Energia y Medio Ambiente SA	207,171	260,751
	Tecnicas Reunidas SA	148,225	6,221,548
#*	Telecomunicaciones y Energia	146,125	245,815
	Tubacex SA	503,879	1,609,571
#	Tubos Reunidos SA	478,982	920,475
	Vidrala SA	80,399	3,912,392
	Viscofan SA	223,870	13,678,116
*	Vocento SA	231,302	486,594
*	Zeltia SA	958,534	4,160,239
TOTAL SPAIN			214,086,829

SWEDEN — (8.3%)
	AAK AB	125,207	7,028,816
#	Acando AB	404,326	698,834
	AddNode Group AB	22,737	135,072
#	AddTech AB Class B	272,216	3,618,317
	AF AB Class B	283,266	3,944,738
*	Arise AB	36,861	78,964
	Atrium Ljungberg AB Class B	63,381	965,936
	Avanza Bank Holding AB	90,580	3,160,866
#	Axfood AB	91,596	4,839,278
	B&B Tools AB Class B	114,277	1,867,668
*	BE Group AB	215,340	83,264
#	Beijer Alma AB	98,958	2,217,437
	Beijer Electronics AB	53,995	380,856
	Beijer Ref AB Class B	65,054	1,177,858
	Betsson AB	147,870	5,553,518
	Bilia AB Class A	109,705	3,939,639
	BillerudKorsnas AB	667,144	10,745,383
	BioGaia AB Class B	73,023	1,671,935
	Biotage AB	183,176	324,436
	Bjoern Borg AB	83,602	322,401
	Bulten AB	58,620	634,158
	Bure Equity AB	316,106	1,815,555
	Byggmax Group AB	234,461	1,627,919
	Castellum AB	752,169	11,366,899
	Catena AB	53,725	815,090
	Cavotec SA	16,457	54,437
	Clas Ohlson AB Class B	174,360	2,836,310
*	Cloetta AB Class B	1,027,858	3,012,459
#	Concentric AB	195,958	2,616,525
*	Concordia Maritime AB Class B	78,854	132,617

	Corem Property Group AB Class B	2,296	$8,065
*	CyberCom Group AB	385,158	116,308
	Dios Fastigheter AB	165,593	1,314,017
	Doro AB	109,376	587,326
	Duni AB	195,109	2,807,384
*	East Capital Explorer AB	47,726	313,326
#	Enea AB	63,008	667,271
*	Eniro AB(BWCGWY7)	1,342,635	275,943
#*	Eniro AB(4466802)	447,545	98,065
#	Fabege AB	646,802	9,268,331
#	Fagerhult AB	60,785	960,594
*	Fastighets AB Balder	270,543	4,573,044
*	Fenix Outdoor International AG	8,198	397,573
	Gunnebo AB	199,567	1,049,511
	Haldex AB	218,762	3,297,628
#	Heba Fastighets AB Class B	42,288	465,512
	Hexpol AB	112,144	11,292,212
	HIQ International AB	251,474	1,281,470
	HMS Networks AB	7,040	171,621
	Holmen AB Class B	264,932	8,937,491
#	Hufvudstaden AB Class A	183,268	2,513,157
	Husqvarna AB Class B	304,981	2,209,155
	ICA Gruppen AB	24,110	808,149
	Industrial & Financial Systems Class B	80,438	2,622,932
	Indutrade AB	108,090	4,948,179
	Intrum Justitia AB	385,511	10,815,322
	JM AB	360,265	11,979,865
	KappAhl AB	268,369	1,238,147
#*	Karolinska Development AB Class B	90,079	120,437
#	Klovern AB Class A	193,931	224,381
*	Klovern AB Class B	1,939,305	2,243,551
#	KNOW IT AB	73,046	493,647
	Kungsleden AB	736,504	5,695,630
	Lagercrantz AB Class B	77,866	1,427,763
*	Lindab International AB	319,721	2,717,501
	Loomis AB Class B	308,465	9,447,283
	Meda AB Class A	288,074	4,551,897
#*	Medivir AB Class B	152,724	1,386,837
	Mekonomen AB	112,051	2,958,946
#	Modern Times Group AB Class B	240,390	7,361,644
	MQ Holding AB	114,922	533,625
#	Mycronic AB	377,276	2,336,295
	NCC AB Class A	13,660	451,574
#	NCC AB Class B	244,356	8,085,511
	Nederman Holding AB	4,621	103,891
	Net Entertainment NE AB	146,096	5,014,615
*	Net Insight AB Class B	1,417,559	488,548
#	New Wave Group AB Class B	198,822	978,230
	Nibe Industrier AB Class B	380,773	9,467,875
	Nobia AB	644,291	5,690,574
	Nolato AB Class B	115,584	2,788,714
	Nordnet AB Class B	388,808	1,484,249

	OEM International AB Class B	44,190	$560,398
#	Oriflame Cosmetics SA	138,456	1,850,781
	Peab AB	784,107	6,182,274
#*	Pricer AB Class B	552,916	442,438
	Proact IT Group AB	39,943	415,066
#	Proffice AB Class B	263,002	720,195
#*	Qliro Group AB	359,530	657,984
#	Ratos AB Class B	898,619	6,161,760
*	Rezidor Hotel Group AB	404,430	1,528,326
	Saab AB Class B	259,567	6,941,828
	Sagax AB Class B	48,648	316,477
#*	SAS AB	730,412	1,381,604
*	Seamless Distribution AB	16,641	30,345
	Sectra AB Class B	51,938	749,723
	Semcon AB	82,284	586,546
	SkiStar AB	108,097	1,337,816
#*	SSAB AB Class A(B17H0S8)	807,430	3,974,400
#*	SSAB AB Class A(BPRBWK4)	189,016	933,222
*	SSAB AB Class B(B17H3F6)	341,138	1,516,585
*	SSAB AB Class B(BPRBWM6)	515,343	2,288,129
#	Sweco AB Class B	185,151	2,375,792
*	Swedish Orphan Biovitrum AB	369,080	3,891,974
#	Swedol AB Class B	37,176	75,825
#	Systemair AB	46,527	617,834
#	TradeDoubler AB	202,211	177,264
#*	Transcom Worldwide AB	32,369	308,938
#	Transmode AB	73,547	778,108
	Trelleborg AB Class B	38,460	760,738
	Tribona AB	182,724	813,629
	Unibet Group P.L.C.	131,046	7,187,985
	VBG Group AB Class B	137	2,187
	Vitrolife AB	70,710	1,316,125
	Wallenstam AB Class B	385,977	6,373,920
	Wihlborgs Fastigheter AB	280,235	5,417,322
TOTAL SWEDEN			307,411,539

SWITZERLAND — (12.1%)
#	AFG Arbonia-Forster Holding AG	76,510	1,527,124
	Allreal Holding AG	52,619	7,687,167
#	Alpiq Holding AG	5,799	467,247
	ALSO Holding AG	15,664	926,554
	ams AG	372,640	17,791,987
	APG SGA SA	7,581	2,883,737
	Ascom Holding AG	207,330	3,561,469
	Autoneum Holding AG	16,300	3,604,137
#	Bachem Holding AG Class B	23,344	1,250,660
	Bank Coop AG	30,632	1,369,277
	Banque Cantonale de Geneve	3,964	975,243
	Banque Cantonale du Jura	4,442	285,273
	Banque Cantonale Vaudoise	5,872	3,366,505
	Basler Kantonalbank	5,896	453,477
	Belimo Holding AG	2,125	4,612,186

	Bell AG	356	$917,786
	Bellevue Group AG	38,439	542,829
#	Berner Kantonalbank AG	22,470	4,755,334
	BFW Liegenschaften AG	620	21,331
	BKW AG	52,596	1,832,726
	Bobst Group SA	44,716	1,755,738
	Bossard Holding AG Class A	32,905	3,902,252
	Bucher Industries AG	32,248	7,765,881
	Burckhardt Compression Holding AG	11,640	4,480,104
	Burkhalter Holding AG	20,988	2,261,415
	Calida Holding AG	24,800	1,032,836
	Carlo Gavazzi Holding AG	1,415	311,044
	Cham Paper Holding AG	1,894	494,098
*	Charles Voegele Holding AG	41,895	547,971
	Cicor Technologies	5,936	214,655
	Cie Financiere Tradition SA	8,839	481,670
	Clariant AG	56,401	1,125,437
	Coltene Holding AG	18,189	1,398,493
	Conzzeta AG	1,463	5,344,976
	Daetwyler Holding AG	36,396	5,078,994
	DKSH Holding AG	62,370	5,083,300
*	Dufry AG	115,350	17,053,971
	Edmond de Rothschild Suisse SA	152	2,185,662
	EFG International AG	247,844	3,056,114
*	Elma Electronic AG	233	88,412
	Emmi AG	12,810	4,427,475
	Energiedienst Holding AG	68,912	2,086,034
	Feintool International Holding AG	7,642	737,860
	Flughafen Zuerich AG	21,722	17,090,745
	Forbo Holding AG	6,853	8,132,341
#	Galenica AG	10,976	9,567,957
	GAM Holding AG	914,388	18,963,783
	Gategroup Holding AG	140,576	4,743,824
	Georg Fischer AG	21,948	14,989,502
	Gurit Holding AG	1,931	843,641
	Helvetia Holding AG	35,100	18,886,597
	HOCHDORF Holding AG	214	29,846
	Huber & Suhner AG	64,659	3,038,632
	Implenia AG	84,541	5,542,412
#	Inficon Holding AG	9,382	3,353,162
	Interroll Holding AG	3,061	1,732,179
	Intershop Holdings AG	6,953	2,860,689
	Jungfraubahn Holding AG	3,095	254,921
	Kaba Holding AG Class B	16,338	9,816,603
	Kardex AG	36,063	2,085,519
	Komax Holding AG	18,811	3,271,628
	Kudelski SA	195,049	2,392,970
	Kuoni Reisen Holding AG	19,150	6,299,610
	LEM Holding SA	3,773	3,090,480
	Liechtensteinische Landesbank AG	21,038	823,077
*	LifeWatch AG	3,723	46,940
	Logitech International SA	848,062	11,168,175

	Lonza Group AG	92,155	$11,473,112
#	Luzerner Kantonalbank AG	16,828	6,174,978
	MCH Group AG	1,404	96,133
	Metall Zug AG	862	2,352,017
#*	Meyer Burger Technology AG	395,076	2,501,627
	Micronas Semiconductor Holding AG	149,956	944,112
*	Mobilezone Holding AG	137,467	1,978,785
	Mobimo Holding AG	26,959	6,361,163
	OC Oerlikon Corp. AG	830,687	9,624,523
*	Orascom Development Holding AG	60,240	1,014,749
#*	Orell Fuessli Holding AG	5,028	491,566
	Orior AG	26,946	1,586,236
	Panalpina Welttransport Holding AG	62,493	9,116,233
*	Parco Industriale e Immobiliare SA	600	—
	Phoenix Mecano AG	2,998	1,665,548
	PSP Swiss Property AG	143,462	13,520,971
	Rieter Holding AG	17,376	2,759,431
	Romande Energie Holding SA	2,625	2,834,629
	Schaffner Holding AG	2,950	758,274
*	Schmolz + Bickenbach AG	2,457,257	2,427,324
	Schweiter Technologies AG	4,381	3,756,733
	Siegfried Holding AG	21,033	3,215,205
	St Galler Kantonalbank AG	10,041	3,566,239
	Straumann Holding AG	54,567	14,880,187
	Sulzer AG	106,748	11,717,483
	Swiss Life Holding AG	935	230,989
	Swissquote Group Holding SA	45,894	1,279,191
	Tamedia AG	14,403	2,525,457
	Tecan Group AG	23,070	3,024,683
	Temenos Group AG	318,043	10,937,850
#*	Tornos Holding AG	38,028	183,943
#	U-Blox AG	29,445	5,112,212
*	Valartis Group AG	1,365	18,851
	Valiant Holding AG	75,824	6,397,806
	Valora Holding AG	14,899	3,322,094
	Vaudoise Assurances Holding SA Class B	4,959	2,423,390
	Vetropack Holding AG	848	1,328,411
*	Von Roll Holding AG	250,484	275,102
	Vontobel Holding AG	136,975	5,800,474
	VP Bank AG	18,900	1,537,136
	Walliser Kantonalbank	1,393	1,066,216
	Walter Meier AG	22,913	1,024,253
#	Ypsomed Holding AG	4,944	463,477
	Zehnder Group AG	57,019	2,655,586
*	Zueblin Immobilien Holding AG	261,040	294,736
	Zug Estates Holding AG	558	810,055
	Zuger Kantonalbank AG	606	2,836,565
TOTAL SWITZERLAND			447,137,409

UNITED STATES — (0.1%)
	Ormat Technologies, Inc.	50,029	1,893,407
TOTAL COMMON STOCKS			3,271,909,511

PREFERRED STOCKS — (0.2%)
GERMANY — (0.2%)
Biotest AG	7,213	$801,619
Draegerwerk AG & Co. KGaA	5,483	682,597
Jungheinrich AG	45,056	2,896,894
Sartorius AG	7,529	960,018
Sixt SE	4,624	164,995
STO SE & Co. KGaA	1,167	195,634
Villeroy & Boch AG	27,170	426,384
TOTAL GERMANY		6,128,141

TOTAL PREFERRED STOCKS		6,128,141

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
#* Intercell AG Rights	254,689	—
FRANCE — (0.0%)
#* Euro Disney SCA Rights	688,060	—
#* Euro Disney SCA Rights 05/06/15	68,806	—
TOTAL FRANCE		—

TOTAL RIGHTS/WARRANTS		—

SECURITIES LENDING COLLATERAL — (11.2%)
§@ DFA Short Term Investment Fund	35,891,640	415,266,277

TOTAL INVESTMENTS — (100.0%) (Cost $3,125,852,501)^^		$3,693,303,929

Summary of the Series' investments as of March 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$78,162,674	—	$78,162,674
Belgium	—	114,102,429	—	114,102,429
Denmark	—	159,362,465	—	159,362,465
Finland	—	238,592,468	—	238,592,468
France	$639,609	388,492,567	—	389,132,176
Germany	115	499,707,992	—	499,708,107
Greece	—	725	—	725
Ireland	—	78,627,526	—	78,627,526
Israel	—	77,307,117	—	77,307,117
Italy	—	355,114,463	—	355,114,463
Netherlands	—	180,782,814	—	180,782,814
Norway	—	82,194,917	—	82,194,917
Portugal	—	48,292,446	—	48,292,446
Spain	—	214,086,829	—	214,086,829
Sweden	359,207	307,052,332	—	307,411,539
Switzerland	88,412	447,048,997	—	447,137,409
United States	1,893,407	—	—	1,893,407
Preferred Stocks
Germany	—	6,128,141	—	6,128,141
Rights/Warrants
Austria	—	—	—	—
France	—	—	—	—
Securities Lending Collateral	—	415,266,277	—	415,266,277
TOTAL	$2,980,750	$3,690,323,179	—	$3,693,303,929

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2015
(Unaudited)

		Shares	Value††
COMMON STOCKS — (69.2%)
Consumer Discretionary — (8.3%)
	AutoCanada, Inc.	130,981	$3,275,171
#	BMTC Group, Inc. Class A	17,481	214,760
#*	BRP, Inc.	9,700	185,721
#	Cineplex, Inc.	280,635	11,052,129
	Cogeco Cable, Inc.	46,967	2,518,281
	Cogeco, Inc.	36,665	1,598,548
#	Corus Entertainment, Inc. Class B	447,116	6,792,082
	DHX Media, Ltd.	1,975	14,206
	Dorel Industries, Inc. Class B	153,231	4,254,972
	easyhome, Ltd.	3,600	57,871
#	EnerCare, Inc.	357,600	4,305,712
#	Gamehost, Inc.	37,892	361,703
#	Glacier Media, Inc.	137,300	134,422
	GLENTEL, Inc.	76,610	1,428,102
*	Great Canadian Gaming Corp.	295,000	5,371,047
#	Hudson's Bay Co.	40,200	832,217
#*	Imax Corp.	259,917	8,761,802
*	Indigo Books & Music, Inc.	2,302	21,483
	Leon's Furniture, Ltd.	138,475	1,597,347
	Linamar Corp.	67,350	4,152,510
	Martinrea International, Inc.	468,456	4,652,936
#*	Mood Media Corp.	203,697	101,322
#	MTY Food Group, Inc.	58,263	1,592,567
*	Performance Sports Group, Ltd.	114,366	2,231,245
#	Pizza Pizza Royalty Corp.	49,698	559,939
	Reitmans Canada, Ltd.	15,456	71,938
	Reitmans Canada, Ltd. Class A	250,374	1,267,141
	RONA, Inc.	666,796	8,528,756
#*	Sears Canada, Inc.	50,217	464,682
#	Torstar Corp. Class B	276,189	1,404,332
*	TVA Group, Inc. Class B	7,000	30,398
#	Uni-Select, Inc.	105,935	3,653,421
	Whistler Blackcomb Holdings, Inc.	168,105	2,398,371
*	Yellow Pages, Ltd.	127,372	1,544,695
Total Consumer Discretionary			85,431,829

Consumer Staples — (3.1%)
	AGT Food & Ingredients, Inc.	116,002	2,482,061
	Andrew Peller, Ltd. Class A	3,400	42,951
#	Clearwater Seafoods, Inc.	67,957	743,125
#	Colabor Group, Inc.	92,227	77,915
	Corby Spirit and Wine, Ltd.	70,767	1,325,327
	Cott Corp.	504,803	4,719,014
	High Liner Foods, Inc.	78,891	1,521,076
#	Liquor Stores N.A., Ltd.	139,633	1,605,192
	Maple Leaf Foods, Inc.	400,064	7,321,846
*	Neptune Technologies & Bioressources, Inc.	22,102	35,599
#	North West Co., Inc. (The)	242,310	4,788,614
#	Premium Brands Holdings Corp.	104,443	2,402,135
#	Rogers Sugar, Inc.	495,281	1,767,534

*	SunOpta, Inc.	288,340	$3,055,168
Total Consumer Staples			31,887,557

Energy — (15.6%)
*	Advantage Oil & Gas, Ltd.	1,100,531	5,926,036
	Akita Drilling, Ltd. Class A	40,600	333,378
#*	Anderson Energy, Inc.	125,071	8,394
	Arsenal Energy, Inc.	61,574	162,862
#*	Artek Exploration, Ltd.	278,498	560,712
#*	Athabasca Oil Corp.	686,849	1,138,828
*	Bankers Petroleum, Ltd.	1,363,899	2,918,295
#*	Bellatrix Exploration, Ltd.	945,258	2,298,681
#*	Birchcliff Energy, Ltd.	530,916	2,842,060
#*	BlackPearl Resources, Inc.	1,386,101	995,896
#*	BNK Petroleum, Inc.	554,116	245,000
#	Bonavista Energy Corp.	991,826	4,996,131
#	Bonterra Energy Corp.	168,095	4,500,495
#	Calfrac Well Services, Ltd.	376,356	2,478,235
#	Calvalley Petroleum, Inc. Class A	226,068	112,449
#*	Canacol Energy, Ltd.	306,342	689,332
#	Canadian Energy Services & Technology Corp.	918,642	3,894,917
	CanElson Drilling, Inc.	588,455	1,802,697
#	Canyon Services Group, Inc.	309,470	1,612,650
#	Cathedral Energy Services, Ltd.	164,270	285,337
#*	Cequence Energy, Ltd.	805,290	591,307
#*	Chinook Energy, Inc.	496,199	477,962
#*	Corridor Resources, Inc.	373,046	244,466
#*	Crew Energy, Inc.	754,871	2,836,987
*	DeeThree Exploration, Ltd.	445,246	2,239,325
*	Delphi Energy Corp.	875,639	1,009,382
#*	Denison Mines Corp.	2,178,471	1,737,204
#	Enbridge Income Fund Holdings, Inc.	238,555	7,025,464
	Enerflex, Ltd.	386,263	4,684,379
#	Enerplus Corp.	221,300	2,243,490
#	Ensign Energy Services, Inc.	728,683	5,713,017
#*	Epsilon Energy, Ltd.	255,061	795,461
#*	Essential Energy Services Trust	628,241	510,906
*	Forsys Metals Corp.	102,674	20,266
#*	Gasfrac Energy Services, Inc.	91,560	19,880
*	Gran Tierra Energy, Inc.	1,346,512	3,678,443
#*	Ithaca Energy, Inc.	1,580,055	798,417
#*	Ivanhoe Energy, Inc.	49,840	11,339
#*	Kelt Exploration, Ltd.	156,350	934,483
#*	Legacy Oil + Gas, Inc.	992,390	1,206,648
*	Leucrotta Exploration, Inc.	347,561	271,671
#	Lightstream Resources, Ltd.	1,035,197	727,429
#	Long Run Exploration, Ltd.	849,601	462,852
#	McCoy Global, Inc.	48,737	145,070
#	Mullen Group, Ltd.	531,825	8,435,801
#*	Niko Resources, Ltd.	331,273	130,778
	North American Energy Partners, Inc.	118,166	341,469
*	NuVista Energy, Ltd.	700,569	4,214,864

#	Pacific Rubiales Energy Corp.	279,700	$666,925
*	Painted Pony Petroleum, Ltd.	524,254	2,450,423
*	Parex Resources, Inc.	541,771	3,451,970
#	Parkland Fuel Corp.	402,377	7,901,082
	Pason Systems, Inc.	356,252	5,614,299
#	Pengrowth Energy Corp.	1,643,873	4,932,073
#*	Perpetual Energy, Inc.	383,029	326,613
#	PHX Energy Services Corp.	135,274	750,840
*	Poseidon Concepts Corp.	165,977	66
	Precision Drilling Corp.	1,658,257	10,526,538
#	Pulse Seismic, Inc.	268,280	610,040
*	Questerre Energy Corp. Class A	745,460	176,573
*	RMP Energy, Inc.	678,628	1,532,412
#*	Rock Energy, Inc.	186,153	351,274
#	Savanna Energy Services Corp.	472,479	634,175
#	Secure Energy Services, Inc.	577,554	7,369,052
*	Serinus Energy, Inc.	13,570	10,714
	ShawCor, Ltd.	196,296	5,455,465
#*	Sprott Resource Corp.	455,390	334,383
#	Spyglass Resources Corp.	669,452	155,926
	Strad Energy Services, Ltd.	39,947	88,312
#	Surge Energy, Inc.	1,139,883	2,627,972
#*	TAG Oil, Ltd.	181,541	190,636
*	Tethys Petroleum, Ltd.	412,989	42,390
#	TORC Oil & Gas, Ltd.	440,734	3,399,764
	Total Energy Services, Inc.	156,178	1,733,735
*	Touchstone Exploration, Inc.	100,251	21,371
#	TransGlobe Energy Corp.	369,452	1,315,565
#	Trican Well Service, Ltd.	790,196	2,152,443
#	Trilogy Energy Corp.	70,300	412,403
#	Trinidad Drilling, Ltd.	725,612	2,331,721
#	Twin Butte Energy, Ltd.	1,438,208	817,583
*	Uex Corp.	608,088	127,230
#	Western Energy Services Corp.	378,213	1,854,410
*	Xtreme Drilling and Coil Services Corp.	224,819	294,658
*	Yangarra Resources, Ltd.	8,000	8,843
#	Zargon Oil & Gas, Ltd.	147,774	336,022
#	ZCL Composites, Inc.	96,100	500,778
Total Energy			160,817,824

Financials — (5.5%)
	AGF Management, Ltd. Class B	419,685	2,763,549
#	Alaris Royalty Corp.	50,416	1,314,386
#	Altus Group, Ltd.	184,797	2,853,918
	Brookfield Real Estate Services, Inc.	8,075	89,513
	Canaccord Genuity Group, Inc.	589,178	3,032,996
#	Canadian Western Bank	430,632	9,428,309
	Clairvest Group, Inc.	1,900	42,004
*	Counsel Corp.	87,227	145,315
	E-L Financial Corp., Ltd.	1,400	729,541
	EGI Financial Holdings, Inc.	14,650	181,600
#	Equitable Group, Inc.	50,495	2,252,949

*	Equity Financial Holdings, Inc.	800	$6,120
#	Fiera Capital Corp.	94,602	1,029,265
	Firm Capital Mortgage Investment Corp.	2,494	24,023
#	First National Financial Corp.	3,873	62,718
#	FirstService Corp.	150,648	9,749,806
	Genesis Land Development Corp.	76,842	197,178
#	Genworth MI Canada, Inc.	53,454	1,181,724
	Gluskin Sheff + Associates, Inc.	158,721	3,353,499
	GMP Capital, Inc.	288,387	1,311,523
	Guardian Capital Group, Ltd. Class A	11,327	159,636
*	Heritage Global, Inc.	4,253	1,786
#	Home Capital Group, Inc.	90,000	3,024,278
	Killam Properties, Inc.	350,489	3,057,837
*	Kingsway Financial Services, Inc.	15,570	88,021
#	Laurentian Bank of Canada	185,720	6,928,483
#*	Mainstreet Equity Corp.	24,572	728,886
	Melcor Developments, Ltd.	36,640	562,669
#	Sprott, Inc.	716,988	1,528,456
#	TMX Group, Ltd.	10,376	445,827
Total Financials			56,275,815

Health Care — (0.9%)
#	Amica Mature Lifestyles, Inc.	36,241	206,020
#	Extendicare, Inc.	554,971	3,290,697
#*	Imris, Inc.	26,269	25,096
*	Knight Therapeutics, Inc.	51,775	334,388
#	Leisureworld Senior Care Corp.	209,004	2,447,222
#	Medical Facilities Corp.	164,269	2,217,836
*	QLT, Inc.	219,010	862,864
*	Theratechnologies, Inc.	10,101	7,816
*	Transition Therapeutics, Inc.	32,741	217,791
*	TSO3, Inc.	31,427	37,468
*	Zenith Epigenetics Corp.	111,820	7,151
Total Health Care			9,654,349

Industrials — (10.2%)
	Aecon Group, Inc.	339,301	3,005,769
#	AG Growth International, Inc.	85,132	3,458,918
#	Algoma Central Corp.	25,790	340,052
*	ATS Automation Tooling Systems, Inc.	517,130	5,544,689
#	Badger Daylighting, Ltd.	209,081	4,463,740
#*	Ballard Power Systems, Inc.	309,870	645,894
#	Bird Construction, Inc.	199,951	1,488,720
#	Black Diamond Group, Ltd.	214,141	2,115,119
	CanWel Building Materials Group, Ltd.	78,079	376,663
	Cervus Equipment Corp.	25,808	386,952
	Clarke, Inc.	11,454	92,243
#	DirectCash Payments, Inc.	78,722	1,031,768
#	Exchange Income Corp.	76,468	1,289,007
	Exco Technologies, Ltd.	120,815	1,416,527
*	Heroux-Devtek, Inc.	124,654	984,201
#	HNZ Group, Inc.	23,088	364,581

#	Horizon North Logistics, Inc.	462,283	$846,786
#	K-Bro Linen, Inc.	26,499	1,097,787
	MacDonald Dettwiler & Associates, Ltd.	35,870	2,779,709
	Magellan Aerospace Corp.	62,576	662,049
#	Morneau Shepell, Inc.	257,911	3,533,027
#	New Flyer Industries, Inc.	245,671	2,731,079
#	Newalta Corp.	268,271	2,965,374
*	Ovivo, Inc. Class A	93,231	108,207
	Richelieu Hardware, Ltd.	75,585	3,760,302
#	Rocky Mountain Dealerships, Inc.	78,210	537,229
#	Russel Metals, Inc.	350,655	6,655,676
#	Stantec, Inc.	441,170	10,557,706
	Stuart Olson, Inc.	88,659	377,302
#	Student Transportation, Inc.	446,081	2,416,103
	Toromont Industries, Ltd.	368,725	9,531,449
	Transcontinental, Inc. Class A	359,276	4,964,139
#	TransForce, Inc.	427,809	10,133,252
	Vicwest, Inc.	46,519	461,682
#	Wajax Corp.	100,638	1,922,098
#	WesternOne, Inc.	110,100	89,537
	Westjet Airlines, Ltd.	10,100	236,760
*	Westport Innovations, Inc.	3,750	14,745
#	Westshore Terminals Investment Corp.	314,149	7,746,140
	WSP Global, Inc.	100,779	3,335,562
Total Industrials			104,468,543

Information Technology — (4.9%)
#*	5N Plus, Inc.	311,614	528,973
	Absolute Software Corp.	234,888	1,876,804
*	AgJunction, Inc.	20,300	12,502
#*	Avigilon Corp.	125,493	2,087,669
	Calian Technologies, Ltd.	20,637	301,437
*	Celestica, Inc.	917,607	10,186,376
	COM DEV International, Ltd.	439,451	1,495,428
	Computer Modelling Group, Ltd.	364,857	3,664,270
*	Descartes Systems Group, Inc. (The)	253,729	3,828,322
	DH Corp.	242,795	7,416,793
#*	DragonWave, Inc.	162,023	90,827
	Enghouse Systems, Ltd.	94,957	3,763,643
#	Evertz Technologies, Ltd.	136,281	1,867,939
#*	EXFO, Inc.	686	2,524
	Mediagrif Interactive Technologies, Inc.	7,676	101,817
*	Mitel Networks Corp.	228,089	2,315,915
#*	Points International, Ltd.	36,359	369,173
#*	Redknee Solutions, Inc.	76,611	270,986
*	Sandvine Corp.	999,869	2,889,361
#*	Sierra Wireless, Inc.	159,192	5,275,187
*	Smart Technologies, Inc. Class A	7,408	9,592
#*	Solium Capital, Inc.	87,806	492,914
	Vecima Networks, Inc.	6,059	51,187
	Wi-Lan, Inc.	745,733	1,837,027
Total Information Technology			50,736,666

Materials — (15.7%)
	Acadian Timber Corp.	24,160	$346,219
#*	Ainsworth Lumber Co, Ltd.	532,862	1,468,310
	AirBoss of America Corp.	55,762	680,653
	Alacer Gold Corp.	1,465,288	3,169,941
#	Alamos Gold, Inc.	708,380	4,149,998
*	Alexco Resource Corp.	196,207	69,712
#*	Almaden Minerals, Ltd.	98,343	85,411
#*	Altius Minerals Corp.	108,800	1,087,528
*	Amerigo Resources, Ltd.	553,854	166,172
#*	Argonaut Gold, Inc.	632,366	878,737
#*	Asanko Gold, Inc.	262,544	373,123
	AuRico Gold, Inc.	1,603,169	4,430,217
#*	Avalon Rare Metals, Inc.	352,025	83,382
*	B2Gold Corp.	3,791,945	5,658,502
#*	Banro Corp.	14,500	2,862
	Canam Group, Inc. Class A	217,524	2,129,642
#	Canexus Corp.	683,986	826,259
	Canfor Pulp Products, Inc.	205,615	2,430,269
#*	Capstone Mining Corp.	2,111,821	2,017,531
	Cascades, Inc.	473,476	2,852,333
	CCL Industries, Inc. Class B	10,603	1,192,947
	Centerra Gold, Inc.	909,791	4,439,231
#*	China Gold International Resources Corp., Ltd.	837,260	978,362
*	Claude Resources, Inc.	963,200	463,900
#*	Copper Mountain Mining Corp.	643,331	589,210
*	Dominion Diamond Corp.	460,901	7,874,855
#*	Dundee Precious Metals, Inc.	646,222	1,387,805
#*	Eastern Platinum, Ltd.	310,296	377,289
*	EcoSynthetix, Inc.	1,500	1,599
*	Endeavour Mining Corp.	2,393,376	1,114,912
#*	Endeavour Silver Corp.	528,876	997,997
#*	Energy Fuels, Inc.	76,572	343,396
*	Entree Gold, Inc.	149,598	27,166
*	Exeter Resource Corp.	70,137	36,548
#*	First Majestic Silver Corp.	652,877	3,520,707
#*	Fortress Paper, Ltd. Class A	30,581	62,294
*	Fortuna Silver Mines, Inc.	876,406	3,307,584
#*	Golden Star Resources, Ltd.	1,116,362	273,240
#*	Great Panther Silver, Ltd.	700,801	398,387
*	Guyana Goldfields, Inc.	426,283	992,882
*	Hanfeng Evergreen, Inc.	45,837	4,683
	HudBay Minerals, Inc.	1,251,626	10,237,926
*	IAMGOLD Corp.	2,328,729	4,339,190
#*	Imperial Metals Corp.	236,915	2,304,522
*	Interfor Corp.	379,331	5,735,414
*	International Tower Hill Mines, Ltd.	220,027	82,518
	Intertape Polymer Group, Inc.	324,227	4,487,544
#*	Katanga Mining, Ltd.	1,025,162	206,400

#*	Kirkland Lake Gold, Inc.	450,508	$1,934,992
#*	Lake Shore Gold Corp.	2,245,775	1,826,338
	Lucara Diamond Corp.	1,227,965	1,725,773
#	Major Drilling Group International, Inc.	507,212	2,751,211
	Mandalay Resources Corp.	837,175	601,500
*	Migao Corp.	82,168	54,495
*	Minco Base Metals Corp.	2,780	—
*	Nautilus Minerals, Inc.	89,354	31,394
#*	Nevada Copper Corp.	160,491	229,354
#	Nevsun Resources, Ltd.	1,156,486	3,898,934
*	New Gold, Inc.	1,574,406	5,283,033
	Norbord, Inc.	179,289	3,773,909
#*	North American Palladium, Ltd.	633,289	132,503
#*	Northern Dynasty Minerals, Ltd.	148,624	58,086
#*	Novagold Resources, Inc.	550,799	1,622,108
#	OceanaGold Corp.	1,758,614	3,346,303
#	Osisko Gold Royalties, Ltd.	149,942	1,981,778
	Pan American Silver Corp.	881,345	7,737,994
*	Phoscan Chemical Corp.	432,579	92,216
#*	Pilot Gold, Inc.	65,895	41,622
#*	Platinum Group Metals, Ltd.	241,887	131,777
#*	Polymet Mining Corp.	613,665	780,072
#*	Primero Mining Corp.	964,954	3,253,209
#*	RB Energy, Inc.	396,013	2,178
*	Richmont Mines, Inc.	214,702	686,545
#*	Rubicon Minerals Corp.	491,305	446,094
#*	Sabina Gold & Silver Corp.	383,055	104,342
*	San Gold Corp.	1,277,995	20,181
#*	Sandstorm Gold, Ltd.	602,932	1,951,775
*	Scorpio Mining Corp.	978,870	142,980
#*	Seabridge Gold, Inc.	111,235	611,263
*	SEMAFO, Inc.	1,578,846	4,761,906
#	Sherritt International Corp.	1,860,161	3,069,548
*	Shore Gold, Inc.	11,935	2,120
#*	Silver Standard Resources, Inc.	487,344	2,200,946
*	St Andrew Goldfields, Ltd.	774,028	149,727
	Stella-Jones, Inc.	177,300	5,565,866
#*	Stornoway Diamond Corp.	297,297	150,227
#*	Tanzanian Royalty Exploration Corp.	298,950	100,315
*	Taseko Mines, Ltd.	960,266	606,540
#*	Tembec, Inc.	403,476	930,204
#*	Teranga Gold Corp.	1,666,115	841,904
#*	Thompson Creek Metals Co., Inc.	1,002,570	1,321,931
*	Timminco, Ltd.	69,822	70
#*	Timmins Gold Corp.	910,674	625,547
*	Wesdome Gold Mines, Ltd.	314,464	285,527
#	Western Forest Products, Inc.	2,166,783	3,370,228
	Winpak, Ltd.	108,323	3,403,936
Total Materials			161,325,810

Telecommunication Services — (0.4%)
	Axia NetMedia Corp.	185,467	471,520
#	Manitoba Telecom Services, Inc.	161,284	3,057,462
Total Telecommunication Services			3,528,982

Utilities — (4.6%)
#	Algonquin Power & Utilities Corp.	1,023,715	7,565,412
#*	Alterra Power Corp.	1,104,421	305,197
#	Boralex, Inc. Class A	160,468	1,682,535
#	Capital Power Corp.	511,209	9,892,805
#	Capstone Infrastructure Corp.	519,001	1,454,701
#	Innergex Renewable Energy, Inc.	508,427	4,495,979
#	Just Energy Group, Inc.	727,176	3,398,904
#*	Maxim Power Corp.	92,234	196,986
#	Northland Power, Inc.	500,596	6,841,670
#	Superior Plus Corp.	646,343	7,241,410
#	TransAlta Renewables, Inc.	80,722	799,859
#	Valener, Inc.	237,512	3,247,963
Total Utilities			47,123,421

TOTAL COMMON STOCKS			711,250,796

SECURITIES LENDING COLLATERAL — (30.8%)
§@	DFA Short Term Investment Fund	27,397,311	316,986,892
TOTAL INVESTMENTS — (100.0%) (Cost $1,308,534,951)^^			$1,028,237,688

Summary of the Series' investments as of March 31, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$76,670,027	$8,761,802	—	$85,431,829
Consumer Staples	31,887,557	—	—	31,887,557
Energy	160,786,539	31,285	—	160,817,824
Financials	56,275,815	—	—	56,275,815
Health Care	9,647,198	7,151	—	9,654,349
Industrials	104,468,543	—	—	104,468,543
Information Technology	50,736,666	—	—	50,736,666
Materials	161,318,879	6,931	—	161,325,810
Telecommunication Services	3,528,982	—	—	3,528,982
Utilities	47,123,421	—	—	47,123,421
Securities Lending Collateral	—	316,986,892	—	316,986,892
TOTAL	$702,443,627	$325,794,061	—	$1,028,237,688

Organization

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At March 31, 2015, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios' have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended March 31, 2015, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

Financial Instruments

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on March 31, 2015.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Federal Tax Cost

At March 31, 2015, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$3,118,444,624
The Asia Pacific Small Company Series	2,186,168,595
The United Kingdom Small Company Series	1,715,236,720
The Continental Small Company Series	3,133,699,264
The Canadian Small Company Series	1,456,387,598

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:
/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date:  5/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date:  5/26/15